[815182.PARTF]1

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF

August 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 1.7%
Beijing Enlight Media Co. Ltd., Class A	685,600	$821,571
China Film Co. Ltd., Class A	581,387	1,152,218
China United Network Communications Ltd., Class A	7,260,463	5,932,082
Focus Media Information Technology Co. Ltd., Class A	8,013,806	6,010,355
Giant Network Group Co. Ltd., Class A	472,068	1,143,248
Mango Excellent Media Co. Ltd., Class A*	161,200	983,635
Oriental Pearl Group Co. Ltd., Class A	1,606,649	2,095,824
Perfect World Co. Ltd., Class A	410,725	1,537,350
Wanda Film Holding Co. Ltd., Class A*	651,173	1,432,399
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	830,259	1,791,551

		22,900,233

Consumer Discretionary - 9.4%
BAIC BluePark New Energy Technology Co. Ltd., Class A*	328,500	310,148
BYD Co. Ltd., Class A	707,456	4,885,992
China Grand Automotive Services Group Co. Ltd., Class A	2,550,193	1,421,127
China International Travel Service Corp. Ltd., Class A	759,181	10,123,827
China Shipbuilding Industry Group Power Co. Ltd., Class A*	537,445	1,884,060
Chongqing Changan Automobile Co. Ltd., Class A	1,522,251	1,700,839
Fuyao Glass Industry Group Co. Ltd., Class A	1,093,117	3,348,053
Great Wall Motor Co. Ltd., Class A	942,511	1,075,463
Gree Electric Appliances, Inc. of Zhuhai, Class A	3,767,287	29,201,736
Guangzhou Automobile Group Co. Ltd., Class A	724,892	1,187,567
Haier Smart Home Co. Ltd., Class A	2,850,569	6,334,156
Hangzhou Robam Appliances Co. Ltd., Class A	368,378	1,286,750
HLA Corp. Ltd., Class A	1,401,611	1,646,306
Huayu Automotive Systems Co. Ltd., Class A	1,231,122	4,286,574
Kuang-Chi Technologies Co. Ltd., Class A*	338,139	434,008
Midea Group Co. Ltd., Class A	3,801,268	28,021,079
Oppein Home Group, Inc., Class A	98,243	1,650,098
SAIC Motor Corp. Ltd., Class A	2,735,526	9,581,982
Shenzhen Overseas Chinese Town Co. Ltd., Class A	3,199,111	3,042,730
Songcheng Performance Development Co. Ltd., Class A	564,500	2,082,974
Suning.com Co. Ltd., Class A	2,904,607	4,356,910
TCL Corp., Class A	8,451,223	3,800,690
Wuchan Zhongda Group Co. Ltd., Class A	1,345,995	996,337
Xiamen Intretech, Inc., Class A	107,666	665,093
Zhejiang Century Huatong Group Co. Ltd., Class A	1,393,253	1,735,729
Zhejiang Supor Co. Ltd., Class A	129,729	1,309,610

		126,369,838

Consumer Staples - 13.6%
Anhui Gujing Distillery Co. Ltd., Class A	89,195	1,557,175
Foshan Haitian Flavouring & Food Co. Ltd., Class A	633,617	10,147,606
Guangdong Haid Group Co. Ltd., Class A	617,565	2,846,320
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	330,636	1,332,703
Henan Shuanghui Investment & Development Co. Ltd., Class A	816,783	2,550,736
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	4,772,833	19,097,998
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	468,345	7,324,758
Kweichow Moutai Co. Ltd., Class A	393,346	62,737,588
Luzhou Laojiao Co. Ltd., Class A	569,510	7,705,884
Muyuan Foodstuff Co. Ltd., Class A	653,425	7,337,342
New Hope Liuhe Co. Ltd., Class A	1,646,536	4,486,581
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	204,125	2,188,072
Tongwei Co. Ltd., Class A	1,514,779	3,099,374
Wens Foodstuffs Group Co. Ltd., Class A	2,900,612	16,808,155
Wuliangye Yibin Co. Ltd., Class A	1,519,297	30,025,213
Yonghui Superstores Co. Ltd., Class A	2,984,765	4,106,136

		183,351,641

Energy - 2.1%
China Coal Energy Co. Ltd., Class A	1,429,110	962,054
China Oilfield Services Ltd., Class A	459,539	774,028
China Petroleum & Chemical Corp., Class A	10,429,691	7,254,171
China Petroleum Engineering Corp.	1,306,600	669,724

[815182.PARTF]2

China Shenhua Energy Co. Ltd., Class A	2,570,681	6,710,339
Offshore Oil Engineering Co. Ltd., Class A	1,725,489	1,286,887
PetroChina Co. Ltd., Class A	6,314,941	5,397,687
Shaanxi Coal Industry Co. Ltd., Class A	3,120,847	3,879,265
Yanzhou Coal Mining Co. Ltd., Class A	692,116	925,077

		27,859,232

Financials - 34.3%
Agricultural Bank of China Ltd., Class A	29,870,200	14,184,173
Anxin Trust Co. Ltd., Class A*	1,706,525	1,089,221
Avic Capital Co. Ltd., Class A	4,200,354	2,739,616
Bank of Beijing Co. Ltd., Class A	11,539,243	8,461,037
Bank of Changsha Co. Ltd., Class A	293,200	346,844
Bank of Chengdu Co. Ltd., Class A	1,409,100	1,611,806
Bank of China Ltd., Class A	16,433,900	8,102,188
Bank of Communications Co. Ltd., Class A	21,424,031	16,187,711
Bank of Guiyang Co. Ltd., Class A	1,506,143	1,724,913
Bank of Hangzhou Co. Ltd., Class A	1,600,433	1,783,723
Bank of Jiangsu Co. Ltd., Class A	5,402,227	5,040,067
Bank of Nanjing Co. Ltd., Class A	4,631,442	5,045,426
Bank of Ningbo Co. Ltd., Class A	2,183,488	6,965,205
Bank of Shanghai Co. Ltd., Class A	5,536,281	6,974,477
Bohai Leasing Co. Ltd., Class A*	1,445,494	710,634
Caitong Securities Co. Ltd., Class A	1,956,976	2,629,345
Changjiang Securities Co. Ltd., Class A	3,019,847	2,931,276
China CITIC Bank Corp. Ltd., Class A	2,389,629	1,865,646
China Construction Bank Corp., Class A	5,233,828	5,043,773
China Everbright Bank Co. Ltd., Class A	12,414,604	6,519,401
China Galaxy Securities Co. Ltd., Class A	1,005,828	1,475,027
China Great Wall Securities Co. Ltd., Class A	264,300	571,419
China Life Insurance Co. Ltd., Class A	1,299,127	5,234,610
China Merchants Bank Co. Ltd., Class A	8,074,205	38,656,947
China Merchants Securities Co. Ltd., Class A	2,231,879	4,981,205
China Minsheng Banking Corp. Ltd., Class A	19,357,428	15,707,633
China Pacific Insurance Group Co. Ltd., Class A	2,448,678	12,927,378
Chinalin Securities Co. Ltd., Class A	211,200	478,150
CITIC Securities Co. Ltd., Class A	6,134,849	19,124,278
CSC Financial Co. Ltd., Class A	351,394	943,267
Dongxing Securities Co. Ltd., Class A	1,074,055	1,603,582
East Money Information Co. Ltd., Class A	4,189,427	8,466,621
Everbright Securities Co. Ltd., Class A	1,524,765	2,293,536
Founder Securities Co. Ltd., Class A	3,210,658	2,972,998
GF Securities Co. Ltd., Class A*	2,308,727	4,282,108
Guosen Securities Co. Ltd., Class A	1,919,581	3,463,824
Guotai Junan Securities Co. Ltd., Class A	3,518,052	8,397,138
Guoyuan Securities Co. Ltd., Class A	1,573,362	1,863,423
Haitong Securities Co. Ltd., Class A	6,311,709	12,041,612
Hithink RoyalFlush Information Network Co. Ltd., Class A	165,766	2,061,889
Huatai Securities Co. Ltd., Class A	2,841,110	7,523,386
Huaxia Bank Co. Ltd., Class A	4,800,180	4,853,813
Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,630,716	1,598,830
Industrial & Commercial Bank of China Ltd., Class A	16,817,084	12,659,788
Industrial Bank Co. Ltd., Class A	11,383,449	27,298,019
Industrial Securities Co. Ltd., Class A	3,653,319	3,097,158
Minmetals Capital Co. Ltd., Class A	409,800	507,671
New China Life Insurance Co. Ltd., Class A	651,864	4,390,978
Orient Securities Co. Ltd., Class A	2,791,528	3,879,289
People’s Insurance Co. Group of China Ltd., Class A	832,300	976,442
Ping An Bank Co. Ltd., Class A	6,695,303	13,240,990
Ping An Insurance Group Co. of China Ltd., Class A	8,479,974	103,417,784
SDIC Capital Co. Ltd., Class A	1,319,761	2,434,923
Shanghai Pudong Development Bank Co. Ltd., Class A	9,154,126	14,421,584
Shenwan Hongyuan Group Co. Ltd., Class A	7,026,356	4,690,780
Sinolink Securities Co. Ltd., Class A	1,886,190	2,312,954
SooChow Securities Co. Ltd., Class A	1,870,148	2,342,909
Southwest Securities Co. Ltd., Class A	2,201,332	1,395,816
Tianfeng Securities Co. Ltd., Class A	404,200	487,185
Western Securities Co. Ltd., Class A	1,363,524	1,702,501
Zheshang Securities Co. Ltd., Class A	1,042,179	1,173,179

		461,909,106

[815182.PARTF]3

Health Care - 6.7%
Aier Eye Hospital Group Co. Ltd., Class A	964,640	4,551,053
Beijing Tongrentang Co. Ltd., Class A	429,498	1,667,604
Changchun High & New Technology Industry Group, Inc., Class A	106,446	5,227,896
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	205,165	1,031,843
Chongqing Zhifei Biological Products Co. Ltd., Class A	372,831	2,488,491
Dong-E-E-Jiao Co. Ltd., Class A	354,562	1,559,875
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	440,804	2,271,741
Huadong Medicine Co. Ltd., Class A	681,328	2,722,458
Hualan Biological Engineering, Inc., Class A	654,067	2,978,014
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	251,537	1,022,308
Jiangsu Hengrui Medicine Co. Ltd., Class A	2,415,357	27,004,096
Jointown Pharmaceutical Group Co. Ltd., Class A	441,561	822,068
Lepu Medical Technology Beijing Co. Ltd., Class A	835,694	3,142,022
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	1,748,556	3,028,226
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	452,806	1,194,623
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	783,293	3,024,868
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	899,850	2,367,761
Shanghai RAAS Blood Products Co. Ltd., Class A*	1,161,802	1,338,668
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	327,813	1,010,452
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	672,222	2,600,635
Tasly Pharmaceutical Group Co. Ltd., Class A	708,325	1,681,777
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	948,944	2,308,744
Walvax Biotechnology Co. Ltd., Class A	956,860	3,632,326
WuXi AppTec Co. Ltd., Class A	115,315	1,396,343
Yunnan Baiyao Group Co. Ltd., Class A	398,398	4,267,755
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	237,272	3,304,244
Zhejiang NHU Co. Ltd., Class A	1,005,780	3,313,737

		90,959,628

Industrials - 11.5%
AECC Aviation Power Co. Ltd., Class A	701,939	2,309,732
Air China Ltd., Class A	2,332,580	2,570,399
AVIC Aircraft Co. Ltd., Class A	1,078,428	2,420,438
AVIC Shenyang Aircraft Co. Ltd., Class A*	329,234	1,511,901
AVICOPTER PLC, Class A	231,607	1,555,907
Beijing New Building Materials PLC, Class A	656,392	1,668,482
Beijing Orient Landscape & Environment Co. Ltd., Class A	1,254,100	888,029
Beijing Originwater Technology Co. Ltd., Class A	1,472,785	1,308,228
China Avionics Systems Co. Ltd., Class A	412,292	862,013
China Communications Construction Co. Ltd., Class A	1,834,251	2,556,680
China Eastern Airlines Corp. Ltd., Class A*	3,057,565	2,165,063
China Gezhouba Group Co. Ltd., Class A	2,152,112	1,623,101
China National Chemical Engineering Co. Ltd., Class A	1,541,104	1,190,266
China Railway Construction Corp. Ltd., Class A	3,587,880	4,560,015
China Railway Group Ltd., Class A	5,814,757	4,880,823
China Shipbuilding Industry Co. Ltd., Class A	7,133,894	6,057,832
China Southern Airlines Co. Ltd., Class A	2,682,065	2,461,057
China Spacesat Co. Ltd., Class A	458,851	1,491,906
China State Construction Engineering Corp. Ltd., Class A	16,368,801	12,505,215
COSCO SHIPPING Holdings Co. Ltd., Class A*	3,020,587	1,936,382
CRRC Corp. Ltd., Class A	7,588,625	7,715,808
Daqin Railway Co. Ltd., Class A	4,634,229	5,009,628
Fangda Carbon New Material Co. Ltd., Class A*	1,257,643	1,802,153
Guangzhou Baiyun International Airport Co. Ltd., Class A	807,331	2,108,532
Guangzhou Port Co. Ltd., Class A	1,446,100	773,542
Hainan Airlines Holding Co. Ltd., Class A*	8,971,700	2,343,167
Han’s Laser Technology Industry Group Co. Ltd., Class A	663,731	2,873,696
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,913,743	2,229,136

[815182.PARTF]4

Metallurgical Corp. of China Ltd., Class A	5,567,500	2,138,356
NARI Technology Co. Ltd., Class A	1,444,310	3,489,744
Ningbo Zhoushan Port Co. Ltd., Class A	3,080,981	1,660,976
Power Construction Corp. of China Ltd., Class A	5,963,906	3,898,196
Qingdao Port International Co. Ltd., Class A	377,200	394,585
Sany Heavy Industry Co. Ltd., Class A	4,570,630	8,598,657
SF Holding Co. Ltd., Class A	480,867	2,781,776
Shanghai Construction Group Co. Ltd., Class A	3,470,611	1,745,000
Shanghai Electric Group Co. Ltd., Class A	2,746,806	1,956,524
Shanghai International Airport Co. Ltd., Class A	748,583	8,787,486
Shanghai International Port Group Co. Ltd., Class A	2,531,988	2,029,834
Shenzhen Inovance Technology Co. Ltd., Class A	776,376	2,496,114
Siasun Robot & Automation Co. Ltd., Class A*	849,010	1,708,692
Spring Airlines Co. Ltd., Class A	285,257	1,784,051
STO Express Co. Ltd., Class A	241,000	770,459
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	1,249,640	1,684,221
TBEA Co. Ltd., Class A	2,896,849	2,662,188
Weichai Power Co. Ltd., Class A	3,738,951	6,047,075
XCMG Construction Machinery Co. Ltd., Class A	3,663,637	2,195,113
Xiamen C & D, Inc., Class A	1,105,866	1,322,096
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	2,150,716	3,889,912
YTO Express Group Co. Ltd., Class A	286,034	443,033
Yunda Holding Co. Ltd., Class A	227,234	1,165,368
Zangge Holding Co. Ltd., Class A*	464,509	560,525
Zhejiang Chint Electrics Co. Ltd., Class A	669,429	2,094,303
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,077,194	1,775,264
Zhengzhou Yutong Bus Co. Ltd., Class A	1,038,049	2,106,544
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	4,006,056	2,965,377

		154,530,600

Information Technology - 8.2%
360 Security Technology, Inc., Class A	317,482	983,041
Aisino Corp., Class A	869,912	2,595,156
Avary Holding Shenzhen Co. Ltd., Class A	198,200	939,236
AVIC Jonhon Optronic Technology Co. Ltd., Class A	401,021	2,427,969
Beijing Shiji Information Technology Co. Ltd., Class A	252,703	1,199,986
Beijing Xinwei Technology Group Co. Ltd., Class A*	163,027	52,597
BOE Technology Group Co. Ltd., Class A	18,479,791	9,446,373
Chaozhou Three-Circle Group Co. Ltd., Class A	816,621	2,247,989
Dawning Information Industry Co. Ltd., Class A	490,957	2,427,358
DHC Software Co. Ltd., Class A	1,455,369	1,392,357
Fiberhome Telecommunication Technologies Co. Ltd., Class A	549,595	2,065,587
Foxconn Industrial Internet Co. Ltd., Class A	930,344	1,846,395
Gigadevice Semiconductor Beijing, Inc., Class A	121,100	2,224,958
Glodon Co. Ltd., Class A	528,729	2,665,798
GoerTek, Inc., Class A	1,519,561	2,792,936
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	2,917,326	12,598,285
Hengtong Optic-electric Co. Ltd., Class A	1,041,524	2,083,048
Hundsun Technologies, Inc., Class A	501,234	5,201,353
Iflytek Co. Ltd., Class A*	1,201,381	5,520,312
Lens Technology Co. Ltd., Class A	613,225	740,838
Leyard Optoelectronic Co. Ltd., Class A	1,387,500	1,280,919
LONGi Green Energy Technology Co. Ltd., Class A	1,977,303	7,635,814
Luxshare Precision Industry Co. Ltd., Class A	2,503,306	8,558,790
OFILM Group Co. Ltd., Class A*	1,479,884	1,860,189
Sanan Optoelectronics Co. Ltd., Class A	1,908,948	2,884,751
Shenzhen Goodix Technology Co. Ltd., Class A	69,451	1,910,970
Shenzhen Sunway Communication Co. Ltd., Class A*	609,219	2,705,749
Tsinghua Tongfang Co. Ltd., Class A*	1,846,251	2,276,871
Tunghsu Optoelectronic Technology Co. Ltd., Class A	3,420,373	2,173,561
Unisplendour Corp. Ltd., Class A	224,354	1,038,107
Wangsu Science & Technology Co. Ltd., Class A	1,518,875	2,127,698

[815182.PARTF]5

Yonyou Network Technology Co. Ltd., Class A	967,722	4,334,475
Zhejiang Dahua Technology Co. Ltd., Class A	1,402,859	3,146,636
ZTE Corp., Class A*	1,852,918	7,455,666

		110,841,768

Materials - 5.8%
ADAMA Ltd., Class A	352,971	462,412
Aluminum Corp. of China Ltd., Class A*	5,100,006	2,564,249
Angang Steel Co. Ltd., Class A	1,868,598	814,249
Anhui Conch Cement Co. Ltd., Class A	1,557,390	8,576,520
Baiyin Nonferrous Group Co. Ltd., Class A*	673,500	409,179
Baoshan Iron & Steel Co. Ltd., Class A	6,946,247	5,636,550
BBMG Corp., Class A	2,601,500	1,224,449
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	698,138	1,976,432
Beijing Sanju Environmental Protection and New Material Co. Ltd., Class A	917,512	804,746
Bluestar Adisseo Co., Class A	231,800	330,866
China Jushi Co. Ltd., Class A	1,641,069	1,874,852
China Molybdenum Co. Ltd., Class A	5,511,590	2,763,493
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,700,052	2,759,023
Ganfeng Lithium Co. Ltd., Class A	609,198	1,773,991
Hengli Petrochemical Co. Ltd., Class A	824,849	1,580,576
Hengyi Petrochemical Co. Ltd., Class A	885,685	1,397,799
Hesteel Co. Ltd., Class A	3,313,310	1,184,647
Hoshine Silicon Industry Co. Ltd., Class A	110,259	465,828
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	14,216,107	2,978,235
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,634,173	1,085,309
Jiangxi Copper Co. Ltd., Class A	809,769	1,618,407
Lomon Billions Group Co. Ltd., Class A	473,998	850,681
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	3,346,600	1,416,229
Rongsheng Petro Chemical Co. Ltd., Class A	980,232	1,482,670
Shandong Gold Mining Co. Ltd., Class A	808,733	4,504,507
Shandong Nanshan Aluminum Co. Ltd., Class A	5,591,640	1,679,054
Sinopec Shanghai Petrochemical Co. Ltd., Class A	1,715,550	1,011,120
Tianqi Lithium Corp., Class A	536,342	1,719,141
Tongling Nonferrous Metals Group Co. Ltd., Class A	4,923,920	1,540,444
Transfar Zhilian Co. Ltd., Class A	1,017,300	1,044,296
Wanhua Chemical Group Co. Ltd., Class A	1,225,795	7,654,371
YanAn Bicon Pharmaceutical Listed Co., Class A*	356,087	825,565
Zhejiang Huayou Cobalt Co. Ltd., Class A	505,024	1,768,995
Zhejiang Longsheng Group Co. Ltd., Class A	2,031,540	3,958,098
Zhongjin Gold Corp. Ltd., Class A	1,348,439	1,841,862
Zijin Mining Group Co. Ltd., Class A	9,438,051	4,824,479

		78,403,324

Real Estate - 4.1%
China Fortune Land Development Co. Ltd., Class A	1,405,355	5,236,714
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,846,370	5,092,990
China Vanke Co. Ltd., Class A	3,791,417	13,661,810
Financial Street Holdings Co. Ltd., Class A	934,258	956,440
Gemdale Corp., Class A	1,758,187	2,757,603
Greenland Holdings Corp. Ltd., Class A	2,843,935	2,633,420
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	1,448,333	1,478,675
Jinke Properties Group Co. Ltd., Class A	1,663,800	1,570,850
Poly Developments and Holdings Group Co. Ltd., Class A	5,564,157	10,452,222
Red Star Macalline Group Corp. Ltd., Class A	314,860	473,170
RiseSun Real Estate Development Co. Ltd., Class A	1,353,878	1,533,513
Seazen Holdings Co. Ltd., Class A	704,267	2,438,377
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	685,588	1,325,215
Xinhu Zhongbao Co. Ltd., Class A	3,350,546	1,338,347
Yango Group Co. Ltd., Class A	1,261,317	1,004,121
Youngor Group Co. Ltd., Class A	2,739,504	2,364,544
Zhejiang China Commodities City Group Co. Ltd., Class A	2,123,914	1,130,183

		55,448,194

[815182.PARTF]6

Utilities - 2.4%
China National Nuclear Power Co. Ltd., Class A	3,638,500	2,739,038
China Yangtze Power Co. Ltd., Class A	5,144,278	13,377,997
GD Power Development Co. Ltd., Class A	9,194,900	3,159,142
Huadian Power International Corp. Ltd., Class A	2,541,000	1,334,380
Huaneng Lancang River Hydropower, Inc., Class A	1,404,000	894,168
Huaneng Power International, Inc., Class A	3,432,642	3,020,341
SDIC Power Holdings Co. Ltd., Class A	2,643,080	3,577,017
Sichuan Chuantou Energy Co. Ltd., Class A	1,371,722	1,894,739
Zhejiang Zheneng Electric Power Co. Ltd., Class A	3,181,088	1,777,144

		31,773,966

TOTAL COMMON STOCKS (Cost $1,162,973,985)		1,344,347,530

TOTAL INVESTMENTS - 99.8% (Cost $1,162,973,985)		1,344,347,530
Other assets and liabilities, net - 0.2%		3,360,474

NET ASSETS - 100.0%		$1,347,708,004

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,344,347,530	$—	$—	$1,344,347,530

TOTAL	$1,344,347,530	$—	$—	$1,344,347,530

(a)	See Schedule of Investments for additional detailed categorizations.

During the period ended August 31, 2019, the amount of transfers from Level 3 to Level 1 was $245,086. The investments were transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

[815182.PARTF]7

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

August 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 4.5%
Beijing Gehua CATV Network Co. Ltd., Class A	87,900	$116,504
Beijing Kunlun Tech Co. Ltd., Class A*	51,700	88,742
Bluefocus Intelligent Communications Group Co. Ltd., Class A	154,900	129,588
Changjiang Publishing & Media Co. Ltd., Class A	54,612	47,900
China South Publishing & Media Group Co. Ltd., Class A	64,800	111,228
Chinese Universe Publishing and Media Group Co. Ltd., Class A	61,889	108,392
Dr Peng Telecom & Media Group Co. Ltd., Class A*	129,100	117,921
G-bits Network Technology Xiamen Co. Ltd., Class A	3,873	144,951
Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	28,400	38,158
Hangzhou Shunwang Technology Co. Ltd., Class A*	37,600	92,004
Huayi Brothers Media Corp., Class A*	175,974	110,107
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	221,800	131,655
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	69,000	82,588
Kingnet Network Co. Ltd., Class A*	95,600	38,187
Leo Group Co. Ltd., Class A*	418,895	101,213
Ourpalm Co. Ltd., Class A*	248,100	120,239
People.cn Co. Ltd., Class A	49,900	139,176
Shandong Publishing & Media Co. Ltd., Class A	56,509	56,193
Wasu Media Holding Co. Ltd., Class A	51,400	70,352
Xinhuanet Co. Ltd., Class A	18,450	54,088
Youzu Interactive Co. Ltd., Class A*	47,800	90,526
Zhejiang Daily Digital Culture Group Co. Ltd., Class A	70,100	83,513
Zhejiang Huace Film & TV Co. Ltd., Class A	96,100	85,899

		2,159,124

Consumer Discretionary - 9.5%
Anhui Jianghuai Automobile Group Corp., Ltd., Class A*	119,500	81,280
Anhui Xinhua Media Co. Ltd., Class A	53,500	42,665
Anhui Zhongding Sealing Parts Co. Ltd., Class A	65,800	82,618
Beiqi Foton Motor Co. Ltd., Class A*	420,700	124,564
Besttone Holdings Co. Ltd., Class A	28,400	47,518
BTG Hotels Group Co. Ltd., Class A	43,845	107,592
CCOOP Group Co. Ltd., Class A*	160,700	52,070
Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	20,670	34,787
China CYTS Tours Holding Co. Ltd., Class A	52,000	89,911
Chongqing Department Store Co. Ltd., Class A	21,795	84,623
Chongqing Sokon Industry Group Co. Ltd., Class A	25,400	47,571
Dashang Co. Ltd., Class A*	13,100	48,302
DongFeng Automobile Co. Ltd., Class A	71,400	46,769
Eastern Pioneer Driving School Co. Ltd., Class A	20,900	49,506
Ecovacs Robotics Co. Ltd., Class A	5,533	19,513
Global Top E-Commerce Co. Ltd., Class A	69,450	70,517
Hang Zhou Great Star Industrial Co. Ltd., Class A*	48,253	71,840
Hangzhou Lianluo Interactive Information Technology Co. Ltd., Class A*	136,300	63,582
Hisense Electric Co. Ltd., Class A	70,500	75,325
Huizhou Desay Sv Automotive Co. Ltd., Class A	14,800	46,219
Jason Furniture Hangzhou Co. Ltd., Class A	16,414	76,775
Jinzhou Cihang Group Co. Ltd., Class A*	95,000	31,313
Joyoung Co. Ltd., Class A	27,700	85,383
KingClean Electric Co. Ltd., Class A	7,100	20,724
Liaoning Cheng Da Co. Ltd., Class A*	111,458	216,845
Lifan Industry Group Co. Ltd., Class A*	58,300	33,954
Loncin Motor Co. Ltd., Class A	92,050	46,283
Meisheng Cultural & Creative Corp. Ltd., Class A*	32,060	23,910
NanJi E-Commerce Co. Ltd., Class A*	132,750	185,961
Nanjing Central Emporium, Class A*	50,900	23,459
NavInfo Co. Ltd., Class A	143,000	312,562
Ningbo Huaxiang Electronic Co. Ltd., Class A	39,600	71,900

[815182.PARTF]8

Ningbo Joyson Electronic Corp., Class A*	70,320	147,810
Ningbo Peacebird Fashion Co. Ltd., Class A	5,600	10,793
Ningbo Tuopu Group Co. Ltd., Class A	37,607	58,249
Offcn Education Technology Co. Ltd., Class A	61,200	131,290
Rainbow Department Store Co. Ltd., Class A	43,300	70,756
Shandong Linglong Tyre Co. Ltd., Class A	43,300	124,578
Shanghai Jinjiang International Hotels Co. Ltd., Class A	21,500	72,157
Shenzhen Fenda Technology Co. Ltd., Class A*	73,259	43,075
Shenzhen Tellus Holding Co. Ltd., Class A*	10,330	30,514
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A*	89,050	65,047
Sichuan Changhong Electric Co. Ltd., Class A	332,600	125,886
Sinomach Automobile Co. Ltd., Class A	39,450	36,530
Sou Yu Te Group Co. Ltd., Class A*	137,724	44,433
Suofeiya Home Collection Co. Ltd., Class A	58,818	150,824
UTour Group Co. Ltd., Class A	55,000	40,636
Visual China Group Co. Ltd., Class A	37,900	126,245
Wangfujing Group Co. Ltd., Class A	34,930	71,518
Wanxiang Qianchao Co. Ltd., Class A	123,800	93,023
Weifu High-Technology Group Co. Ltd., Class A	52,700	124,463
Wuhan Department Store Group Co. Ltd., Class A	34,509	49,306
Xinhua Winshare Publishing and Media Co. Ltd., Class A	13,900	23,529
Yantai Tayho Advanced Materials Co. Ltd., Class A	38,300	58,573
Yihua Lifestyle Technology Co. Ltd., Class A	106,100	49,049
Yotrio Group Co. Ltd., Class A	96,940	44,679
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	51,048	87,908
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	118,400	115,423
Zhejiang Yasha Decoration Co. Ltd., Class A	59,700	44,692
Zotye Automobile Co. Ltd., Class A*	108,500	54,856

		4,511,683

Consumer Staples - 7.7%
Angel Yeast Co. Ltd., Class A	44,575	177,615
Anhui Yingjia Distillery Co. Ltd., Class A	21,400	56,339
Beijing Dabeinong Technology Group Co. Ltd., Class A	229,062	178,195
Beijing Shunxin Agriculture Co. Ltd., Class A	47,070	336,787
Beijing Yanjing Brewery Co. Ltd., Class A	126,600	112,101
Better Life Commercial Chain Share Co. Ltd., Class A	38,830	39,914
Bright Dairy & Food Co. Ltd., Class A	54,800	85,031
Chongqing Fuling Zhacai Group Co. Ltd., Class A	49,838	155,292
COFCO Tunhe Sugar Co. Ltd., Class A*	96,700	122,631
Fujian Sunner Development Co. Ltd., Class A	44,700	171,184
Hebei Chengde Lolo Co., Class A	52,941	55,529
Heilongjiang Agriculture Co. Ltd., Class A	64,000	89,028
Hunan Dakang International Food & Agriculture Co. Ltd., Class A*	245,020	67,757
Jiangsu King’s Luck Brewery JSC Ltd., Class A	45,200	187,618
Jiangxi Zhengbang Technology Co. Ltd., Class A	108,000	294,134
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	50,400	296,980
Juewei Food Co. Ltd., Class A	21,000	120,603
Laobaixing Pharmacy Chain JSC, Class A	10,310	108,673
New Hope Dairy Co. Ltd., Class A	8,600	16,167
Opple Lighting Co. Ltd., Class A	13,490	53,320
Shanghai Bailian Group Co. Ltd., Class A	72,300	89,769
Shanghai Flyco Electrical Appliance Co. Ltd., Class A	4,400	22,178
Shanghai Jahwa United Co. Ltd., Class A	30,264	143,881
Shanghai Maling Aquarius Co. Ltd., Class A	58,900	74,119
Shenzhen Agricultural Products Group Co. Ltd., Class A	60,700	45,779
Sichuan Swellfun Co. Ltd., Class A	21,899	145,463

[815182.PARTF]9

Toly Bread Co. Ltd., Class A	11,935	80,578
Yantai Changyu Pioneer Wine Co. Ltd., Class A	12,400	50,033
Yifeng Pharmacy Chain Co. Ltd., Class A	13,500	144,427
Yuan Longping High-tech Agriculture Co. Ltd., Class A	82,954	144,127

		3,665,252

Energy - 2.7%
Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd., Class A	53,820	43,296
China Merchants Energy Shipping Co. Ltd., Class A	218,400	143,668
Datong Coal Industry Co. Ltd., Class A*	74,600	44,385
Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd., Class A	102,300	35,719
Geo-Jade Petroleum Corp., Class A*	142,940	61,488
Guizhou Gas Group Corp. Ltd., Class A	20,800	33,669
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A*	52,000	60,643
Jizhong Energy Resources Co. Ltd., Class A	94,800	46,870
Oriental Energy Co. Ltd., Class A	104,400	113,003
Shandong Xinchao Energy Corp. Ltd., Class A*	306,200	87,241
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	108,100	111,875
Shanxi Meijin Energy Co. Ltd., Class A	110,700	143,014
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	142,300	116,861
Yang Quan Coal Industry Group Co. Ltd., Class A	108,000	79,190
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	43,441	157,261

		1,278,183

Financials - 4.0%
Bank of Qingdao Co. Ltd., Class A	49,100	38,677
Bank of Zhengzhou Co. Ltd., Class A	54,700	35,753
First Capital Securities Co. Ltd., Class A	191,500	168,499
Guangdong Golden Dragon Development, Inc., Class A*	40,074	65,987
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	24,685	30,649
Huaan Securities Co. Ltd., Class A	163,143	145,826
Huaxi Securities Co. Ltd., Class A	118,400	162,056
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	148,255	152,604
Jiangsu Financial Leasing Co. Ltd., Class A	80,300	65,496
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	97,980	58,843
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	80,500	59,812
Northeast Securities Co. Ltd., Class A	126,749	144,275
Polaris Bay Group Co. Ltd., Class A*	47,000	79,428
Sealand Securities Co. Ltd., Class A	266,000	185,011
Shaanxi International Trust Co. Ltd., Class A	178,690	102,073
Shanghai AJ Group Co. Ltd., Class A	87,805	106,446
Shanxi Securities Co. Ltd., Class A	153,200	162,400
Wuxi Rural Commercial Bank Co. Ltd., Class A	82,500	60,031
Xishui Strong Year Co. Ltd. Inner Mongolia, Class A	48,800	60,932

		1,884,798

Health Care - 10.2%
Anhui Anke Biotechnology Group Co. Ltd., Class A	56,800	119,629
Asymchem Laboratories Tianjin Co. Ltd., Class A	12,604	192,898
Beijing SL Pharmaceutical Co. Ltd., Class A	55,300	102,413
Beijing Tiantan Biological Products Corp. Ltd., Class A	47,130	181,609
Blue Sail Medical Co. Ltd., Class A	25,700	48,026
China Animal Husbandry Industry Co. Ltd., Class A	37,668	85,753
China National Accord Medicines Corp. Ltd., Class A	13,373	88,830
China National Medicines Corp. Ltd., Class A	27,633	113,195
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	46,949	87,603
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	35,318	145,662
Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A	50,138	72,266
DaShenLin Pharmaceutical Group Co. Ltd., Class A	9,490	77,670
Dezhan Healthcare Co. Ltd., Class A*	80,400	83,207
Dian Diagnostics Group Co. Ltd., Class A	33,440	101,815
Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	58,700	90,592

[815182.PARTF]10

Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	50,800	63,004
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A*	89,950	68,090
Harbin Gloria Pharmaceuticals Co. Ltd., Class A	78,350	37,971
Harbin Pharmaceutical Group Co. Ltd., Class A*	136,620	75,943
Humanwell Healthcare Group Co. Ltd., Class A*	85,400	135,137
Hybio Pharmaceutical Co. Ltd., Class A*	41,400	45,101
Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	37,248	89,530
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	54,385	164,750
Jiangzhong Pharmaceutical Co. Ltd., Class A	27,985	49,560
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	83,900	185,611
Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A*	45,900	40,323
Jinyu Bio-Technology Co. Ltd., Class A	104,504	237,907
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	87,356	115,539
Livzon Pharmaceutical Group, Inc., Class A	33,062	132,063
Mayinglong Pharmaceutical Group Co. Ltd., Class A	27,100	63,852
Realcan Pharmaceutical Group Co. Ltd., Class A	108,230	112,765
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	33,600	97,562
Shenzhen Neptunus Bioengineering Co. Ltd., Class A	148,350	70,860
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	54,200	80,846
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	163,100	76,083
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	25,562	50,945
Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A*	43,000	45,942
Topchoice Medical Investment Corp., Class A*	18,100	249,937
Vcanbio Cell & Gene Engineering Corp. Ltd., Class A*	29,500	77,417
Winning Health Technology Group Co. Ltd., Class A	116,819	238,859
Yifan Pharmaceutical Co. Ltd., Class A	65,400	117,464
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	168,440	145,620
Zhejiang Hisun Pharmaceutical Co. Ltd., Class A*	52,200	77,206
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A*	67,500	145,087
Zhejiang Medicine Co. Ltd., Class A	60,900	112,274
Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	65,850	69,252

		4,863,668

Industrials - 17.5%
AECC Aero-Engine Control Co. Ltd., Class A	51,300	107,185
Anhui Wanjiang Logistics Group Co. Ltd., Class A*	173,700	65,016
Antong Holdings Co. Ltd., Class A*	68,760	31,403
Avic Aviation High-Technology Co. Ltd., Class A	50,000	78,561
Avic Heavy Machinery Co. Ltd., Class A	48,600	67,742
Beijing Changjiu Logistics Corp., Class A	6,860	10,060
Beijing Shouhang Resources Saving Co. Ltd., Class A*	160,455	73,505
Beijing SPC Environment Protection Tech Co. Ltd., Class A	58,400	55,545
Beijing Watertek Information Technology Co. Ltd., Class A*	92,077	65,585
Camel Group Co. Ltd., Class A	38,800	51,210
Changyuan Group Ltd., Class A*	95,640	80,947
China Aerospace Times Electronics Co. Ltd., Class A*	195,800	180,213
China Aluminum International Engineering Corp Ltd., Class A	27,700	22,748
China Baoan Group Co. Ltd., Class A	232,580	149,423
China CAMC Engineering Co. Ltd., Class A	44,382	61,118
China First Heavy Industries, Class A*	247,300	105,344
China High-Speed Railway Technology Co. Ltd., Class A	175,796	84,951
China International Marine Containers Group Co. Ltd., Class A	96,220	133,445
China Meheco Co. Ltd., Class A	47,887	87,882
China Nuclear Engineering Corp. Ltd., Class A	70,800	69,712
China Railway Hi-tech Industry Co. Ltd., Class A	100,400	143,028

[815182.PARTF]11

China Railway Tielong Container Logistics Co. Ltd., Class A	82,100	68,226
China XD Electric Co. Ltd., Class A	184,500	90,704
Chongqing Construction Engineering Group Corp. Ltd., Class A	48,500	31,024
CITIC Heavy Industries Co. Ltd., Class A	156,600	88,142
CMST Development Co. Ltd., Class A	79,400	58,996
COSCO SHIPPING Development Co. Ltd., Class A	357,500	131,815
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	123,300	122,783
COSCO SHIPPING Specialized Carriers Co. Ltd., Class A*	77,100	39,734
Dalian Port PDA Co. Ltd., Class A	279,220	77,214
Dazhong Transportation Group Co. Ltd., Class A	97,700	55,809
Deppon Logistics Co. Ltd., Class A	25,900	47,495
Dongfang Electric Corp. Ltd., Class A	99,200	130,096
Dongjiang Environmental Co. Ltd., Class A	37,100	50,883
Eternal Asia Supply Chain Management Ltd., Class A	133,000	81,918
Far East Smarter Energy Co. Ltd., Class A*	79,400	51,233
Foshan Electrical and Lighting Co. Ltd., Class A	58,051	41,511
Fujian Longking Co. Ltd., Class A	67,300	99,729
Guangshen Railway Co. Ltd., Class A	305,300	132,183
Guangxi Liugong Machinery Co. Ltd., Class A	93,030	80,166
Guosheng Financial Holding, Inc., Class A*	69,987	98,725
Guoxuan High-Tech Co. Ltd., Class A	71,655	123,795
Hefei Meiya Optoelectronic Technology, Inc., Class A	24,600	100,771
Henan Pinggao Electric Co. Ltd., Class A	73,100	71,671
Henan Senyuan Electric Co. Ltd., Class A	50,100	55,488
Hongfa Technology Co. Ltd., Class A	40,180	138,105
Hunan Corun New Energy Co. Ltd., Class A*	104,347	63,396
Inner Mongolia First Machinery Group Co. Ltd., Class A	76,200	122,495
Jiangsu Hengli Hydraulic Co. Ltd., Class A	23,900	110,220
Jiangsu Zongyi Co. Ltd., Class A*	70,000	52,793
Jiangxi Hongdu Aviation Industry Co. Ltd., Class A	38,700	90,696
Jiangxi Special Electric Motor Co. Ltd., Class A*	107,000	60,822
Jihua Group Corp. Ltd., Class A	198,000	111,721
Juneyao Airlines Co. Ltd., Class A*	48,440	83,349
Keda Clean Energy Co. Ltd., Class A*	113,900	65,540
Ming Yang Smart Energy Group Ltd., Class A	24,600	38,446
Minmetals Development Co. Ltd., Class A*	38,500	43,501
Nanyang Topsec Technologies Group, Inc., Class A*	41,780	98,615
North Industries Group Red Arrow Co. Ltd., Class A	62,447	86,519
North Navigation Control Technology Co. Ltd., Class A*	93,800	121,049
Orient Group, Inc., Class A*	267,490	127,020
Palm Eco-Town Development Co. Ltd., Class A*	106,450	47,129
Qingdao TGOOD Electric Co. Ltd., Class A	44,881	99,603
Qinhuangdao Port Co. Ltd., Class A	127,300	56,360
Rizhao Port Co. Ltd., Class A	166,500	68,600
Saurer Intelligent Technology Co. Ltd., Class A	50,600	44,381
Shandong Hi-speed Co. Ltd., Class A	60,100	36,597
Shanghai Environment Group Co. Ltd., Class A	41,140	65,158
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	28,849	71,276
Shanghai Tunnel Engineering Co. Ltd., Class A	169,900	140,476
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	33,600	83,203
Shenzhen Airport Co. Ltd., Class A	92,600	134,891
Shenzhen Grandland Group Co. Ltd., Class A	54,500	37,222
Shenzhen Tagen Group Co. Ltd., Class A	117,909	91,560
Shenzhen Techand Ecology & Environment Co. Ltd., Class A	146,550	65,293
Sichuan Road & Bridge Co. Ltd., Class A	195,400	90,878
Sieyuan Electric Co. Ltd., Class A	47,680	68,190
Sinochem International Corp., Class A	122,160	86,842
Sinoma International Engineering Co., Class A	93,950	77,417
Sungrow Power Supply Co. Ltd., Class A	92,100	154,486

[815182.PARTF]12

Sunwoda Electronic Co. Ltd., Class A	70,000	123,086
Suzhou Anjie Technology Co. Ltd., Class A	31,050	55,291
Taihai Manoir Nuclear Equipment Co. Ltd., Class A	46,800	60,265
Taiyuan Heavy Industry Co. Ltd., Class A*	159,800	53,118
TangShan Port Group Co. Ltd., Class A	267,274	93,695
Tian Di Science & Technology Co. Ltd., Class A	148,100	66,811
TianGuang ZhongMao Co. Ltd., Class A*	155,600	37,162
Tianjin Capital Environmental Protection Group Co. Ltd., Class A	39,200	39,419
Tianjin Port Co. Ltd., Class A	90,420	77,286
Tus Environmental Science And Technology Development Co. Ltd., Class A	64,400	84,368
Wolong Electric Group Co. Ltd., Class A	69,739	85,518
Xiamen ITG Group Corp. Ltd., Class A	114,748	119,876
Xiangtan Electric Manufacturing Co. Ltd., Class A*	59,700	55,448
Xingyuan Environment Technology Co. Ltd., Class A*	84,150	44,073
Xinjiang Communications Construction Group Co. Ltd., Class A	6,200	17,370
Xinjiang Machinery Research Institute Co. Ltd., Class A	80,100	52,691
Xuji Electric Co. Ltd., Class A	54,400	64,353
Yingkou Port Liability Co. Ltd., Class A	173,500	63,003
Zhefu Holding Group Co. Ltd., Class A	142,400	98,050
Zhejiang Kaishan Compressor Co. Ltd., Class A	30,800	40,049
Zhejiang Wanliyang Co. Ltd., Class A	47,600	42,747
Zhejiang Weiming Environment Protection Co. Ltd., Class A	16,997	48,997
Zhejiang Weixing New Building Materials Co. Ltd., Class A	56,680	115,972
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	93,800	74,019
Zhongji Innolight Co. Ltd., Class A	13,192	72,869
Zhongshan Broad Ocean Motor Co. Ltd., Class A*	106,000	58,774

		8,332,893

Information Technology - 19.8%
Accelink Technologies Co. Ltd., Class A	36,400	145,193
Addsino Co. Ltd., Class A*	101,100	154,050
Beijing Dahao Technology Corp. Ltd., Class A	9,446	11,504
Beijing Jetsen Technology Co. Ltd., Class A*	162,300	78,657
Beijing Lanxum Technology Co. Ltd., Class A*	62,520	83,739
Beijing Orient National Communication Science & Technology Co. Ltd., Class A	66,319	111,890
Beijing Philisense Technology Co. Ltd., Class A*	102,800	54,702
Beijing Sinnet Technology Co. Ltd., Class A	83,348	212,328
Beijing Teamsun Technology Co. Ltd., Class A*	99,460	151,968
Beijing Ultrapower Software Co. Ltd., Class A*	140,400	70,003
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	77,000	107,757
Bluedon Information Security Technology Co. Ltd., Class A	66,800	52,992
China Greatwall Technology Group Co. Ltd., Class A	158,619	236,156
China National Software & Service Co. Ltd., Class A	26,800	277,358
China TransInfo Technology Co. Ltd., Class A	66,700	154,547
CPT Technology Group Co. Ltd., Class A*	123,300	49,079
East Group Co. Ltd., Class A	83,300	50,957
GCI Science & Technology Co. Ltd., Class A	30,700	54,496
GCL System Integration Technology Co. Ltd., Class A*	228,307	196,739
GRG Banking Equipment Co. Ltd., Class A	108,300	103,006
Guangdong Ellington Electronics Technology Co. Ltd., Class A	26,800	41,660
Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	64,500	111,163
Guangzhou Haige Communications Group, Inc. Co., Class A	145,800	202,002
Guomai Technologies, Inc., Class A	45,500	56,049
Hangzhou First Applied Material Co. Ltd., Class A	9,290	54,884
Hangzhou Silan Microelectronics Co. Ltd., Class A	70,680	150,738

[815182.PARTF]13

Hengdian Group DMEGC Magnetics Co. Ltd., Class A	74,000	71,312
Hexing Electrical Co. Ltd., Class A	17,770	39,064
HNA Technology Co. Ltd., Class A*	162,500	67,179
Holitech Technology Co. Ltd., Class A	168,800	123,536
Huagong Tech Co. Ltd., Class A	72,559	176,533
Hubei Kaile Science & Technology Co. Ltd., Class A	63,000	104,707
Hytera Communications Corp. Ltd., Class A	82,600	105,327
IRICO Display Devices Co. Ltd., Class A*	64,100	40,823
Jiangsu Changjiang Electronics Technology Co. Ltd., Class A*	86,600	179,973
MLS Co. Ltd., Class A	34,300	48,049
Nanjing Huadong Electronics Information & Technology Co. Ltd., Class A*	244,600	71,741
NAURA Technology Group Co. Ltd., Class A	16,700	150,907
Neusoft Corp., Class A*	78,100	123,913
Newland Digital Technology Co. Ltd., Class A	66,140	158,514
Shanghai 2345 Network Holding Group Co. Ltd., Class A	415,748	190,454
Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A*	90,600	61,750
Shanghai Baosight Software Co. Ltd., Class A	30,350	140,560
Shanghai Belling Co. Ltd., Class A	50,300	107,134
Shengyi Technology Co. Ltd., Class A	102,720	349,477
Shennan Circuits Co. Ltd., Class A	9,320	171,665
Shenzhen Aisidi Co. Ltd., Class A	33,000	24,750
Shenzhen Everwin Precision Technology Co. Ltd., Class A	49,280	82,592
Shenzhen Kaifa Technology Co. Ltd., Class A	66,200	100,410
Shenzhen Kinwong Electronic Co. Ltd., Class A	16,500	105,775
Shenzhen Suntak Circuit Technology Co. Ltd., Class A	22,300	59,176
Shenzhen Tat Fook Technology Co. Ltd., Class A*	34,340	74,243
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	86,750	236,139
Suzhou Victory Precision Manufacture Co. Ltd., Class A*	217,500	78,677
Taiji Computer Corp. Ltd., Class A	22,300	97,641
Tatwah Smartech Co. Ltd., Class A*	68,700	42,889
Telling Telecommunication Holding Co. Ltd., Class A*	55,300	40,779
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	20,800	73,875
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	150,400	228,331
Tongding Interconnection Information Co. Ltd., Class A	67,600	62,785
Unigroup Guoxin Microelectronics Co. Ltd., Class A	38,300	285,646
Universal Scientific Industrial Shanghai Co. Ltd., Class A	58,800	105,939
Venustech Group, Inc., Class A	56,648	233,555
Visionox Technology, Inc., Class A*	73,600	156,452
Westone Information Industry, Inc., Class A	52,804	206,865
Will Semiconductor Ltd., Class A	12,500	153,736
Wingtech Technology Co. Ltd., Class A*	34,500	220,251
Wonders Information Co. Ltd., Class A	79,194	138,700
Wuhan Guide Infrared Co. Ltd., Class A	33,650	95,216
Wuhu Token Science Co. Ltd., Class A	165,500	161,108
WUS Printed Circuit Kunshan Co. Ltd., Class A	108,940	328,493
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	47,600	204,161
Xiamen Faratronic Co. Ltd., Class A	12,300	65,400
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class A	7,200	31,958
Zhejiang Crystal-Optech Co. Ltd., Class A	100,862	167,352
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	58,100	109,951

		9,429,080

Materials - 16.0%
Befar Group Co. Ltd., Class A	97,233	74,826
Beijing Shougang Co. Ltd., Class A*	143,100	68,752
Bengang Steel Plates Co. Ltd., Class A	34,200	18,915
Chengzhi Co. Ltd., Class A*	22,309	46,270
China Hainan Rubber Industry Group Co. Ltd., Class A	154,000	98,293
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A	124,000	80,530

[815182.PARTF]14

China West Construction Group Co. Ltd., Class A	45,600	66,426
Chongqing Iron & Steel Co. Ltd., Class A*	528,200	137,214
Cofco Biochemical Co. Ltd., Class A	100,185	93,888
CSG Holding Co. Ltd., Class A	109,361	63,540
Do-Fluoride Chemicals Co. Ltd., Class A	49,300	90,406
Elion Clean Energy Co. Ltd., Class A	123,500	75,377
Fangda Special Steel Technology Co. Ltd., Class A	65,000	75,259
Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A*	282,600	74,202
GEM Co. Ltd., Class A	299,152	183,836
Guangdong HEC Technology Holding Co. Ltd., Class A	135,605	145,643
Guangdong Tapai Group Co. Ltd., Class A	64,500	88,192
Guangzhou Tinci Materials Technology Co. Ltd., Class A	24,620	56,667
Hainan Mining Co. Ltd., Class A*	35,200	26,842
Hangzhou Iron & Steel Co., Class A*	45,310	25,439
Hongda Xingye Co. Ltd., Class A	139,878	85,959
Huaibei Mining Holdings Co. Ltd., Class A	17,100	23,596
Huapont Life Sciences Co. Ltd., Class A	142,450	93,706
Huaxin Cement Co. Ltd., Class A	61,472	159,518
Hubei Xingfa Chemicals Group Co. Ltd., Class A	45,420	70,604
Hunan Gold Corp. Ltd., Class A	75,800	105,866
Hunan Valin Steel Co. Ltd., Class A*	152,220	85,252
Inner Mongolia Xingye Mining Co. Ltd., Class A*	66,500	53,312
Jiangsu Eastern Shenghong Co. Ltd., Class A	108,700	76,970
Jiangsu Shagang Co. Ltd., Class A	160,800	175,847
Jiangsu Yangnong Chemical Co. Ltd., Class A	16,900	124,154
Jilin Yatai Group Co. Ltd., Class A*	292,900	123,951
Jinduicheng Molybdenum Co. Ltd., Class A	87,400	81,175
Kingenta Ecological Engineering Group Co. Ltd., Class A*	147,000	65,288
Kingfa Sci & Tech Co. Ltd., Class A	171,500	131,020
Lianhe Chemical Technology Co. Ltd., Class A	66,659	118,329
Liuzhou Iron & Steel Co. Ltd., Class A	46,000	32,251
Luxi Chemical Group Co. Ltd., Class A	92,600	124,803
Maanshan Iron & Steel Co. Ltd., Class A	268,800	100,612
Nanjing Iron & Steel Co. Ltd., Class A	239,300	108,955
Ningbo Shanshan Co. Ltd., Class A	50,480	71,489
ORG Technology Co. Ltd., Class A*	127,050	84,463
Red Avenue New Materials Group Co. Ltd., Class A	5,500	14,665
Rising Nonferrous Metals Share Co. Ltd., Class A*	13,500	66,105
Sansteel Minguang Co. Ltd. Fujian, Class A	88,550	97,578
SGIS Songshan Co. Ltd., Class A*	109,100	56,988
Shandong Chenming Paper Holdings Ltd., Class A	120,150	77,359
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	102,661	239,734
Shandong Iron and Steel Co. Ltd., Class A*	591,830	123,160
Shandong Sun Paper Industry JSC Ltd., Class A	140,100	149,884
Shanghai Huayi Group Co. Ltd., Class A	50,200	51,602
Shanghai Putailai New Energy Technology Co. Ltd., Class A	11,800	82,946
Shanying International Holding Co. Ltd., Class A*	289,300	123,640
Shenghe Resources Holding Co. Ltd., Class A	94,890	127,757
Shenzhen Jinjia Group Co. Ltd., Class A	79,100	121,080
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	23,740	64,224
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	225,400	129,070
Sichuan Hebang Biotechnology Co. Ltd., Class A*	477,380	108,011
Tangshan Jidong Cement Co. Ltd., Class A	85,281	181,043
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	111,000	81,390
Tibet Summit Resources Co. Ltd., Class A	24,420	40,280
Western Mining Co. Ltd., Class A*	172,000	135,246
Xiamen Tungsten Co. Ltd., Class A	77,320	139,953
Xinfengming Group Co. Ltd., Class A	14,816	23,486
Xinjiang Tianshan Cement Co. Ltd., Class A	56,700	82,991
Xinjiang Zhongtai Chemical Co. Ltd., Class A	135,200	131,990

[815182.PARTF]15

Xinxing Ductile Iron Pipes Co. Ltd., Class A	251,950	138,643
Xinyu Iron & Steel Co. Ltd., Class A	143,600	88,045
Yintai Resources Co. Ltd., Class A	107,520	250,930
Yunnan Aluminium Co. Ltd., Class A*	141,200	98,209
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	231,500	145,172
Yunnan Copper Co. Ltd., Class A*	76,700	107,016
Yunnan Energy New Material Co. Ltd.	21,640	90,519
Yunnan Tin Co. Ltd., Class A*	90,030	128,004
Zhejiang Huafeng Spandex Co. Ltd., Class A	105,900	74,988
Zhejiang Jinke Culture Industry Co. Ltd., Class A	95,291	32,340
Zhejiang Juhua Co. Ltd., Class A	123,390	123,562
Zhejiang Runtu Co. Ltd., Class A	62,100	93,323
Zhuzhou Times New Material Technology Co. Ltd., Class A	43,500	51,520
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	80,015	73,757

		7,633,847

Real Estate - 4.8%
Beijing Capital Development Co. Ltd., Class A	116,000	124,100
Beijing Urban Construction Investment & Development Co. Ltd., Class A	101,500	101,359
China Sports Industry Group Co. Ltd., Class A	60,901	85,313
Chongqing Dima Industry Co. Ltd., Class A	132,000	65,631
Cinda Real Estate Co. Ltd., Class A	76,700	40,814
Grandjoy Holdings Group Co. Ltd., Class A	106,100	94,246
Greattown Holdings Ltd., Class A	143,464	143,264
Guangzhou Yuetai Group Co. Ltd., Class A*	90,700	31,543
Haining China Leather Market Co. Ltd., Class A	57,500	34,773
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	140,200	72,645
HNA Infrastructure Investment Group Co. Ltd., Class A*	140,900	84,815
Huafa Industrial Co. Ltd. Zhuhai, Class A	152,840	150,919
Hubei Fuxing Science And Technology Co. Ltd., Class A	69,100	61,669
Kunwu Jiuding Investment Holdings Co. Ltd., Class A	11,700	33,841
Nanjing Gaoke Co. Ltd., Class A	77,620	98,976
Shanghai Industrial Development Co. Ltd., Class A	83,090	78,796
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	22,800	43,498
Shanghai Lingang Holdings Corp. Ltd., Class A	32,300	123,065
Shanghai Shimao Co. Ltd., Class A	135,000	75,607
Shanghai SMI Holding Co. Ltd., Class A	114,000	90,754
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	70,000	154,469
Shenzhen Huaqiang Industry Co. Ltd., Class A	28,440	54,099
Shenzhen World Union Group, Inc., Class A	109,610	60,776
Shenzhen Zhenye Group Co. Ltd., Class A	84,400	62,475
Sichuan Languang Development Co. Ltd., Class A	134,365	107,154
Suning Universal Co. Ltd., Class A	137,000	71,944
Tahoe Group Co. Ltd., Class A	89,500	76,375
Tianjin Guangyu Development Co. Ltd., Class A	50,200	44,101

		2,267,021

Utilities - 3.0%
An Hui Wenergy Co. Ltd., Class A	102,300	66,152
Beijing Capital Co. Ltd., Class A	205,300	96,055
Beijing Water Business Doctor Co. Ltd., Class A	62,300	53,425
CECEP Wind-Power Corp., Class A	148,200	50,090
Chengdu Xingrong Environment Co. Ltd., Class A	161,600	104,724
Chongqing Gas Group Corp. Ltd., Class A	17,100	15,500
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	157,100	126,163
Guangzhou Development Group, Inc., Class A	48,600	40,794
Hubei Energy Group Co. Ltd., Class A	176,200	99,174
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	261,700	114,037
Jointo Energy Investment Co. Ltd. Hebei, Class A	64,000	49,788
Luenmei Quantum Co. Ltd., Class A	62,050	100,961
Shanghai Electric Power Co. Ltd., Class A	94,200	104,330
Shenergy Co. Ltd., Class A	221,549	178,229

[815182.PARTF]16

Shenzhen Energy Group Co. Ltd., Class A	107,450	88,541
Shenzhen Gas Corp. Ltd., Class A	51,000	42,951
Zhongshan Public Utilities Group Co. Ltd., Class A	79,760	87,781

		1,418,695

TOTAL COMMON STOCKS (Cost $52,455,970)		47,444,244

TOTAL INVESTMENTS - 99.7% (Cost $52,455,970)		47,444,244
Other assets and liabilities, net - 0.3%		125,538

NET ASSETS - 100.0%		$47,569,782

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$47,444,244	$—	$—	$47,444,244

TOTAL	$47,444,244	$—	$—	$47,444,244

(a)	See Schedule of Investments for additional detailed categorizations.

During the period ended August 31, 2019, the amount of transfers from Level 3 and Level 1 was $539,000. The investments were transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

[815182.PARTF]17

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF

August 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 57.7%
Communication Services - 13.8%
58.com, Inc., ADR*(a)	1,320	$71,003
Alibaba Pictures Group Ltd.*	209,547	34,499
Autohome, Inc., ADR*(a)	805	70,164
Baidu, Inc., ADR*	3,842	401,374
China Literature Ltd., 144A*(a)	2,970	9,135
China Mobile Ltd.	84,308	698,859
China Telecom Corp. Ltd., Class H	192,881	86,405
China Tower Corp. Ltd., Class H, 144A	594,209	135,748
China Unicom Hong Kong Ltd.	84,928	84,653
iQIYI, Inc., ADR*(a)	1,789	32,721
Momo, Inc., ADR(a)	2,170	79,813
NetEase, Inc., ADR	967	246,585
SINA Corp.*	915	37,671
Tencent Holdings Ltd.	77,963	3,231,813
Tencent Music Entertainment Group, ADR*	1,331	17,702
Weibo Corp., ADR*(a)	739	30,572
YY, Inc., ADR*	708	40,462

		5,309,179

Consumer Discretionary - 15.1%
Alibaba Group Holding Ltd., ADR*	19,486	3,410,635
ANTA Sports Products Ltd.	14,562	120,803
BAIC Motor Corp. Ltd., Class H, 144A	22,132	12,485
Baozun, Inc., ADR*(a)	534	24,436
Bosideng International Holdings Ltd.	50,000	17,166
Brilliance China Automotive Holdings Ltd.	45,530	48,404
BYD Co. Ltd., Class H	8,832	45,764
China Education Group Holdings Ltd.	5,005	7,448
China First Capital Group Ltd.*	50,952	19,509
Ctrip.com International Ltd., ADR*	5,686	184,113
Dongfeng Motor Group Co. Ltd., Class H	40,380	37,518
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	7,823	22,315
Geely Automobile Holdings Ltd.	68,464	105,903
GOME Retail Holdings Ltd.*	166,826	15,117
Great Wall Motor Co. Ltd., Class H	42,966	27,308
Guangzhou Automobile Group Co. Ltd., Class H	44,044	44,407
Haidilao International Holding Ltd., 144A	4,000	18,633
Haier Electronics Group Co. Ltd.	17,526	45,630
HengTen Networks Group Ltd.*	326,861	5,215
Huazhu Group Ltd., ADR(a)	1,813	59,883
JD.com, Inc., ADR*	10,124	308,782
Li Ning Co. Ltd.	26,854	79,342
Meituan Dianping, Class B*	13,551	128,586
New Oriental Education & Technology Group, Inc., ADR*	1,941	220,109
Nexteer Automotive Group Ltd.	13,464	10,465
NIO, Inc., ADR*(a)	8,904	25,465
Pinduoduo, Inc., ADR*(a)	2,766	90,642
Shenzhou International Group Holdings Ltd.	10,538	143,235
TAL Education Group, ADR*	5,309	189,160
Vipshop Holdings Ltd., ADR*	6,431	53,827
Yum China Holdings, Inc.	4,952	224,969
Zhongsheng Group Holdings Ltd.	8,504	26,591

		5,773,865

Consumer Staples - 1.5%
China Agri-Industries Holdings Ltd.	32,535	9,177
China Mengniu Dairy Co. Ltd.*	38,003	150,841
China Resources Beer Holdings Co. Ltd.	20,466	116,235
Dali Foods Group Co. Ltd., 144A	31,086	20,710
Hengan International Group Co. Ltd.	10,237	67,416
Sun Art Retail Group Ltd.	36,883	35,916
Tingyi Cayman Islands Holding Corp.	29,875	41,179
Tsingtao Brewery Co. Ltd., Class H	5,586	37,749
Uni-President China Holdings Ltd.	18,779	20,875
Want Want China Holdings Ltd.	66,420	51,794
Yihai International Holding Ltd.*	6,980	41,869

		593,761

Energy - 2.3%
China Coal Energy Co. Ltd., Class H	39,701	15,758
China Oilfield Services Ltd., Class H	24,421	30,233
China Petroleum & Chemical Corp., Class H	352,506	206,500
China Shenhua Energy Co. Ltd., Class H	46,156	90,246
CNOOC Ltd.	246,723	368,415
PetroChina Co. Ltd., Class H	291,419	144,680
Yanzhou Coal Mining Co. Ltd., Class H	29,044	25,169

		881,001

Financials - 12.6%
Agricultural Bank of China Ltd., Class H	403,453	155,504
Bank of China Ltd., Class H	1,097,646	418,866
Bank of Communications Co. Ltd., Class H	126,508	82,828
China Cinda Asset Management Co. Ltd., Class H	125,776	26,165

[815182.PARTF]18

China CITIC Bank Corp. Ltd., Class H	126,707	66,302
China Construction Bank Corp., Class H	1,295,669	962,407
China Ding Yi Feng Holdings Ltd.(b)	107,872	317,750
China Everbright Bank Co. Ltd., Class H	43,335	18,085
China Everbright Ltd.	14,275	16,306
China Galaxy Securities Co. Ltd., Class H	46,787	22,333
China Huarong Asset Management Co. Ltd., Class H, 144A	152,172	23,888
China International Capital Corp. Ltd., Class H, 144A(a)	15,912	27,538
China Life Insurance Co. Ltd., Class H	102,867	240,778
China Merchants Bank Co. Ltd., Class H	53,938	245,756
China Minsheng Banking Corp. Ltd., Class H	93,657	61,678
China Pacific Insurance Group Co. Ltd., Class H	37,085	148,617
China Reinsurance Group Corp., Class H	92,284	15,076
China Taiping Insurance Holdings Co. Ltd.	21,087	47,528
Chongqing Rural Commercial Bank Co. Ltd., Class H	33,022	15,973
CITIC Securities Co. Ltd., Class H	28,252	50,624
Far East Horizon Ltd.	28,413	25,420
GF Securities Co. Ltd., Class H*	23,275	23,913
Guotai Junan Securities Co. Ltd., Class H, 144A	9,138	13,039
Haitong Securities Co. Ltd., Class H	40,750	38,850
Huatai Securities Co. Ltd., Class H, 144A	22,289	32,486
Industrial & Commercial Bank of China Ltd., Class H	899,350	568,166
New China Life Insurance Co. Ltd., Class H	10,040	39,659
Noah Holdings Ltd., ADR*(a)	453	13,590
People’s Insurance Co. Group of China Ltd., Class H	111,040	43,507
PICC Property & Casualty Co. Ltd., Class H	96,798	111,063
Ping An Insurance Group Co. of China Ltd., Class H	76,904	882,369
Postal Savings Bank of China Co. Ltd., Class H, 144A	104,081	62,698
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*(a)	2,299	5,193

		4,823,955

Health Care - 2.0%
3SBio, Inc., 144A*	16,119	24,851
Alibaba Health Information Technology Ltd.*	52,499	49,783
China Medical System Holdings Ltd.	21,370	26,674
China Resources Pharmaceutical Group Ltd., 144A	24,777	25,614
China Traditional Chinese Medicine Holdings Co. Ltd.	40,301	18,928
CSPC Pharmaceutical Group Ltd.	64,644	129,365
Genscript Biotech Corp.*	14,447	32,414
Hutchison China MediTech Ltd., ADR*	878	19,132
Luye Pharma Group Ltd., 144A	13,905	10,808
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	32,464	33,519
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	7,018	20,869
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	13,356	25,228
Sihuan Pharmaceutical Holdings Group Ltd.	72,617	12,975
Sino Biopharmaceutical Ltd.	95,319	141,847
Sinopharm Group Co. Ltd., Class H	15,871	57,425
SSY Group Ltd.	25,479	22,567
Tong Ren Tang Technologies Co. Ltd., Class H	11,291	12,263
WuXi AppTec Co. Ltd., Class H, 144A	2,170	24,344
Wuxi Biologics Cayman, Inc., 144A*	7,633	80,467

		769,073

Industrials - 2.9%
51job, Inc., ADR*(a)	391	28,125
Air China Ltd., Class H	27,918	24,193
AviChina Industry & Technology Co. Ltd., Class H	35,709	18,685
Beijing Capital International Airport Co. Ltd., Class H	27,040	22,708
BOC Aviation Ltd., 144A	3,159	27,456
China Communications Construction Co. Ltd., Class H	64,548	50,087
China Communications Services Corp. Ltd., Class H	35,896	20,112
China Conch Venture Holdings Ltd.	22,890	76,248
China Eastern Airlines Corp. Ltd., Class H*	23,224	10,937
China Everbright International Ltd.	50,188	39,393

[815182.PARTF]19

China Merchants Port Holdings Co. Ltd.	19,736	30,831
China Railway Construction Corp. Ltd., Class H	30,889	33,352
China Railway Group Ltd., Class H	58,089	38,032
China Southern Airlines Co. Ltd., Class H	29,311	16,497
China State Construction International Holdings Ltd.	30,414	27,443
CITIC Ltd.	80,479	95,420
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	16,308	9,241
COSCO SHIPPING Holdings Co. Ltd., Class H*	47,188	16,863
COSCO SHIPPING Ports Ltd.	24,052	21,089
Country Garden Services Holdings Co. Ltd.	17,205	49,845
CRRC Corp. Ltd., Class H	64,115	44,105
Fosun International Ltd.	34,753	44,709
Greentown Service Group Co. Ltd.	16,097	14,730
Haitian International Holdings Ltd.	9,581	18,048
Jiangsu Expressway Co. Ltd., Class H	17,988	23,876
Metallurgical Corp. of China Ltd., Class H	41,445	9,257
Shanghai Electric Group Co. Ltd., Class H	41,337	13,031
Shanghai Industrial Holdings Ltd.	7,875	15,357
Shenzhen International Holdings Ltd.	14,717	27,874
Sinopec Engineering Group Co. Ltd., Class H	21,557	14,086
Sinotrans Ltd., Class H	39,389	12,718
Sinotruk Hong Kong Ltd.	10,834	16,731
Weichai Power Co. Ltd., Class H	29,735	45,540
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	6,291	7,411
Zhejiang Expressway Co. Ltd., Class H	22,800	19,089
Zhuzhou CRRC Times Electric Co. Ltd., Class H	7,598	30,255
ZTO Express Cayman, Inc., ADR	4,286	87,906

		1,101,280

Information Technology - 1.7%
AAC Technologies Holdings, Inc.	10,233	44,273
BYD Electronic International Co. Ltd.(a)	10,895	13,112
China Railway Signal & Communication Corp. Ltd., Class H, 144A	22,952	13,768
GDS Holdings Ltd., ADR*(a)	907	36,588
Hua Hong Semiconductor Ltd., 144A	4,888	8,185
Kingboard Holdings Ltd.	9,610	22,518
Kingboard Laminates Holdings Ltd.	17,259	13,635
Kingdee International Software Group Co. Ltd.	29,264	26,518
Kingsoft Corp. Ltd.*	12,242	22,592
Legend Holdings Corp., Class H, 144A	5,299	11,402
Lenovo Group Ltd.	101,241	66,673
Meitu, Inc., 144A*(a)	18,983	4,797
Semiconductor Manufacturing International Corp.*(a)	42,512	46,769
Sunny Optical Technology Group Co. Ltd.	10,087	139,937
TravelSky Technology Ltd., Class H	14,459	29,046
Xiaomi Corp., Class B, 144A*(a)	105,179	114,504
Xinyi Solar Holdings Ltd.	49,290	31,139
ZTE Corp., Class H*	9,035	22,486

		667,942

Materials - 1.0%
Aluminum Corp. of China Ltd., Class H*	60,282	17,695
Angang Steel Co. Ltd., Class H	11,662	4,048
Anhui Conch Cement Co. Ltd., Class H	17,030	95,959
BBMG Corp., Class H	34,886	9,929
China Hongqiao Group Ltd.	22,203	14,565
China Molybdenum Co. Ltd., Class H(a)	58,753	15,972
China National Building Material Co. Ltd., Class H	55,141	47,292
China Oriental Group Co. Ltd.	15,413	6,098
China Resources Cement Holdings Ltd.	33,787	29,969
China Zhongwang Holdings Ltd.	20,404	8,385
Jiangxi Copper Co. Ltd., Class H	19,031	21,423
Lee & Man Paper Manufacturing Ltd.	25,331	13,417
Maanshan Iron & Steel Co. Ltd., Class H	25,021	9,388
MMG Ltd.*	32,693	6,760
Nine Dragons Paper Holdings Ltd.	26,106	19,791
Sinopec Shanghai Petrochemical Co. Ltd., Class H	57,697	16,642
Zhaojin Mining Industry Co. Ltd., Class H	15,207	19,913
Zijin Mining Group Co. Ltd., Class H	78,214	29,248

		386,494

Real Estate - 3.0%
Agile Group Holdings Ltd.	21,297	27,235
China Aoyuan Group Ltd.	20,000	23,585
China Evergrande Group(a)	25,304	52,447
China Jinmao Holdings Group Ltd.	64,462	36,035
[815182.PARTF]20

China Overseas Land & Investment Ltd.	53,012	167,791
China Resources Land Ltd.	38,455	156,562
China Vanke Co. Ltd., Class H	19,992	69,146
CIFI Holdings Group Co. Ltd.	40,350	21,732
Country Garden Holdings Co. Ltd.	105,219	130,930
Future Land Development Holdings Ltd.	26,830	21,230
Guangzhou R&F Properties Co. Ltd., Class H	12,127	19,532
Kaisa Group Holdings Ltd.*	33,096	11,447
KWG Group Holdings Ltd.*	16,621	14,488
Logan Property Holdings Co. Ltd.	21,949	30,982
Longfor Group Holdings Ltd., 144A	24,905	88,840
Shenzhen Investment Ltd.	45,005	17,059
Shimao Property Holdings Ltd.	14,885	42,174
Shui On Land Ltd.	56,733	11,802
Sino-Ocean Group Holding Ltd.	46,795	16,722
SOHO China Ltd.	29,474	8,652
Sunac China Holdings Ltd.	34,274	137,352
Yuexiu Property Co. Ltd.	100,003	21,570
Yuzhou Properties Co. Ltd.	27,556	11,606

		1,138,919

Utilities - 1.8%
Beijing Enterprises Holdings Ltd.	7,243	34,526
Beijing Enterprises Water Group Ltd.*	73,413	38,602
CGN Power Co. Ltd., Class H, 144A	145,360	38,402
China Gas Holdings Ltd.	25,528	105,561
China Longyuan Power Group Corp. Ltd., Class H	46,767	25,725
China Power International Development Ltd.	60,006	13,019
China Resources Gas Group Ltd.	12,483	61,735
China Resources Power Holdings Co. Ltd.	25,934	34,290
Datang International Power Generation Co. Ltd., Class H	59,783	13,124
ENN Energy Holdings Ltd.	10,567	120,703
Guangdong Investment Ltd.	40,949	86,337
Huadian Power International Corp. Ltd., Class H	23,991	9,369
Huaneng Power International, Inc., Class H	52,233	28,732
Huaneng Renewables Corp. Ltd., Class H(b)	69,720	19,309
Kunlun Energy Co. Ltd.	48,596	42,361
Towngas China Co. Ltd.*	15,393	10,648

		682,443

TOTAL COMMON STOCKS (Cost $24,167,351)		22,127,912

RIGHTS - 0.0%
Financials - 0.0%
Zhengqi Financial Holding Corp.*, expires 12/31/49(b) (Cost $0)	2,516	0

EXCHANGE-TRADED FUNDS - 40.4%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF*(a)(c)	83,036	2,079,221
Xtrackers MSCI China A Inclusion Equity ETF(a)(c)	689,081	13,384,365

TOTAL EXCHANGE-TRADED FUNDS (Cost $16,954,008)		15,463,586

SECURITIES LENDING COLLATERAL - 5.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04%(d)(e) (Cost $2,286,241)	2,286,241	2,286,241

CASH EQUIVALENTS - 0.6%
DWS Government Money Market Series “Institutional Shares”, 2.09%(d) (Cost $220,179)	220,179	220,179

TOTAL INVESTMENTS - 104.6% (Cost $43,627,779)		$40,097,918
Other assets and liabilities, net - (4.6%)		(1,765,996)

NET ASSETS - 100.0%		$38,331,922

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

[815182.PARTF]21

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
EXCHANGE-TRADED FUNDS — 40.4%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF*(a)(c)
12,298,745	619,797	(10,656,772)	(1,641,232)	1,458,683	—	—	83,036	2,079,221
Xtrackers MSCI China A Inclusion Equity ETF(a)(c)
78,137,782	3,386,169	(69,379,076)	(5,899,804)	7,139,294	—	—	689,081	13,384,365
SECURITIES LENDING COLLATERAL — 5.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04%(d)(e)
2,132,624	153,617(f)	—	—	—	9,893	—	2,286,241	2,286,241
CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series “Institutional Shares”, 2.09%(d)
—	4,408,878	(4,188,699)	—	—	3,108	—	220,179	220,179

92,569,151	8,568,461	(84,224,547)	(7,541,036)	8,597,977	13,001	—	3,278,537	17,970,006

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2019 amounted to $2,743,379, which is 7.2% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $550,789.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2019.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(g)
MSCI China Free Index Futures	USD	18	$743,793	$716,670	9/20/2019	$(27,123)

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2019.

Currency Abbreviations

USD	U.S. Dollar

[815182.PARTF]22

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(h)	$21,790,853	$—	$337,059	$22,127,912
Rights	—	—	0	0
Exchange-Traded Funds	15,463,586	—	—	15,463,586
Short-Term Investments(h)	2,506,420	—	—	2,506,420

TOTAL	$39,760,859	$—	$337,059	$40,097,918

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(i)
Futures Contracts	$(27,123)	$—	$—	$(27,123)

TOTAL	$(27,123)	$—	$—	$(27,123)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended August 31, 2019, the amount of transfers from Level 1 to Level 3 was $113,711. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.

[815182.PARTF]23

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF

August 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 2.2%
China Film Co. Ltd., Class A	8,300	$16,456
China South Publishing & Media Group Co. Ltd., Class A	9,300	15,970
China United Network Communications Ltd., Class A	156,500	127,920
Chinese Universe Publishing and Media Group Co. Ltd., Class A	7,100	12,440
CITIC Guoan Information Industry Co. Ltd., Class A*	21,000	10,857
Focus Media Information Technology Co. Ltd., Class A	76,623	57,491
Giant Network Group Co. Ltd., Class A	7,200	17,444
Mango Excellent Media Co. Ltd., Class A*	3,765	22,983
Oriental Pearl Group Co. Ltd., Class A	18,297	23,878
Perfect World Co. Ltd., Class A	4,500	16,851
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	11,100	23,962

		346,252

Consumer Discretionary - 7.4%
BYD Co. Ltd., Class A	9,498	65,625
China Grand Automotive Services Group Co. Ltd., Class A	41,991	23,410
China International Travel Service Corp. Ltd., Class A	9,843	131,313
China Shipbuilding Industry Group Power Co. Ltd., Class A	8,839	30,999
Chongqing Changan Automobile Co. Ltd., Class A	20,200	22,579
Fuyao Glass Industry Group Co. Ltd., Class A	10,309	31,588
Gree Electric Appliances, Inc. of Zhuhai, Class A	15,100	117,095
Guangzhou Automobile Group Co. Ltd., Class A	12,260	20,094
Haier Smart Home Co. Ltd., Class A	31,800	70,691
Hangzhou Robam Appliances Co. Ltd., Class A	4,900	17,123
HLA Corp. Ltd., Class A	15,500	18,214
Huayu Automotive Systems Co. Ltd., Class A	16,700	58,171
Liaoning Cheng Da Co. Ltd., Class A*	7,500	14,598
Midea Group Co. Ltd., Class A	17,362	128,038
Oppein Home Group, Inc., Class A	1,400	23,524
SAIC Motor Corp. Ltd., Class A	39,427	138,163
Shandong Linglong Tyre Co. Ltd., Class A	6,200	17,845
Shenzhen Overseas Chinese Town Co. Ltd., Class A	42,600	40,535
Songcheng Performance Development Co. Ltd., Class A	7,491	27,653
Suning.com Co. Ltd., Class A	48,764	73,177
TCL Corp., Class A	68,800	30,954
Wanxiang Qianchao Co. Ltd., Class A	13,600	10,223
Weifu High-Technology Group Co. Ltd., Class A	4,200	9,923
Zhejiang Semir Garment Co. Ltd., Class A	9,300	15,632

		1,137,167

Consumer Staples - 16.2%
Beijing Dabeinong Technology Group Co. Ltd., Class A	22,200	17,277
Foshan Haitian Flavouring & Food Co. Ltd., Class A	11,326	181,466
Henan Shuanghui Investment & Development Co. Ltd., Class A	14,400	44,989
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	31,713	126,950
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	7,824	122,416
Kweichow Moutai Co. Ltd., Class A	6,400	1,021,210
Luzhou Laojiao Co. Ltd., Class A	7,606	102,958
Muyuan Foodstuff Co. Ltd., Class A	8,610	96,723
New Hope Liuhe Co. Ltd., Class A	21,972	59,896
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	4,510	48,364
Tongwei Co. Ltd., Class A	20,200	41,348
Tsingtao Brewery Co. Ltd., Class A	3,800	28,045
Wens Foodstuffs Group Co. Ltd., Class A	26,887	155,867
Wuliangye Yibin Co. Ltd., Class A	19,754	390,553
Yonghui Superstores Co. Ltd., Class A	49,166	67,666

		2,505,728

Energy - 2.3%
China Petroleum & Chemical Corp., Class A	133,050	92,579
China Shenhua Energy Co. Ltd., Class A	23,200	60,585
Guanghui Energy Co. Ltd., Class A	35,000	16,187
Offshore Oil Engineering Co. Ltd., Class A	23,500	17,534

[815182.PARTF]24

PetroChina Co. Ltd., Class A	84,535	72,286
Shaanxi Coal Industry Co. Ltd., Class A	42,799	53,222
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	15,400	15,944
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	17,500	14,378
Yanzhou Coal Mining Co. Ltd., Class A	12,800	17,116

		359,831

Financials - 31.2%
Agricultural Bank of China Ltd., Class A	376,717	178,963
Anxin Trust Co. Ltd., Class A*	28,200	18,007
Avic Capital Co. Ltd., Class A	46,510	30,348
Bank of Beijing Co. Ltd., Class A	110,514	81,067
Bank of Chengdu Co. Ltd., Class A	18,850	21,571
Bank of China Ltd., Class A	183,912	90,710
Bank of Communications Co. Ltd., Class A	198,538	150,076
Bank of Guiyang Co. Ltd., Class A	16,280	18,652
Bank of Hangzhou Co. Ltd., Class A	26,740	29,815
Bank of Jiangsu Co. Ltd., Class A	60,261	56,245
Bank of Nanjing Co. Ltd., Class A	44,300	48,280
Bank of Ningbo Co. Ltd., Class A	27,250	86,962
Bank of Shanghai Co. Ltd., Class A	74,235	93,559
Caitong Securities Co. Ltd., Class A	18,600	25,001
Changjiang Securities Co. Ltd., Class A	29,300	28,453
China CITIC Bank Corp. Ltd., Class A	29,600	23,119
China Construction Bank Corp., Class A	49,900	48,108
China Everbright Bank Co. Ltd., Class A	208,131	109,344
China Life Insurance Co. Ltd., Class A	14,214	57,297
China Merchants Bank Co. Ltd., Class A	105,243	504,084
China Merchants Securities Co. Ltd., Class A	29,632	66,162
China Minsheng Banking Corp. Ltd., Class A	178,171	144,638
China Pacific Insurance Group Co. Ltd., Class A	31,877	168,360
CITIC Securities Co. Ltd., Class A	49,855	155,479
Dongxing Securities Co. Ltd., Class A	13,700	20,463
East Money Information Co. Ltd., Class A	34,000	68,741
Everbright Securities Co. Ltd., Class A	20,237	30,453
First Capital Securities Co. Ltd., Class A	15,300	13,468
Founder Securities Co. Ltd., Class A	43,000	39,834
GF Securities Co. Ltd., Class A*	29,000	53,810
Guosen Securities Co. Ltd., Class A	21,900	39,534
Guotai Junan Securities Co. Ltd., Class A	39,051	93,249
Guoyuan Securities Co. Ltd., Class A	18,000	21,327
Haitong Securities Co. Ltd., Class A	40,214	76,753
Hithink RoyalFlush Information Network Co. Ltd., Class A	2,800	34,843
Huaan Securities Co. Ltd., Class A	18,700	16,722
Huatai Securities Co. Ltd., Class A	32,880	87,104
Huaxi Securities Co. Ltd., Class A	13,400	18,348
Huaxia Bank Co. Ltd., Class A	67,098	67,876
Hubei Biocause Pharmaceutical Co. Ltd., Class A	23,600	23,148
Industrial & Commercial Bank of China Ltd., Class A	272,133	204,946
Industrial Bank Co. Ltd., Class A	105,585	253,304
Industrial Securities Co. Ltd., Class A	34,800	29,515
New China Life Insurance Co. Ltd., Class A	10,864	73,211
Orient Securities Co. Ltd., Class A	31,551	43,864
Ping An Bank Co. Ltd., Class A	87,166	172,456
Ping An Insurance Group Co. of China Ltd., Class A	55,209	673,585
SDIC Capital Co. Ltd., Class A	18,300	33,777
Shanghai Pudong Development Bank Co. Ltd., Class A	148,527	234,090
Shanxi Securities Co. Ltd., Class A	15,500	16,438
Shenwan Hongyuan Group Co. Ltd., Class A	110,895	74,064
Sinolink Securities Co. Ltd., Class A	14,300	17,543
SooChow Securities Co. Ltd., Class A	15,400	19,301
Southwest Securities Co. Ltd., Class A	25,900	16,429
Western Securities Co. Ltd., Class A	16,300	20,361

		4,822,857

Health Care - 7.1%
Aier Eye Hospital Group Co. Ltd., Class A	16,104	76,009
Beijing Tongrentang Co. Ltd., Class A	7,300	28,355
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	4,475	18,464
Chongqing Zhifei Biological Products Co. Ltd., Class A	7,100	47,409

[815182.PARTF]25

Dong-E-E-Jiao Co. Ltd., Class A	2,700	11,883
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	7,200	37,122
Hangzhou Tigermed Consulting Co. Ltd., Class A	3,850	32,814
Huadong Medicine Co. Ltd., Class A	9,060	36,217
Jiangsu Hengrui Medicine Co. Ltd., Class A	22,412	250,675
Jointown Pharmaceutical Group Co. Ltd., Class A	10,200	18,998
Lepu Medical Technology Beijing Co. Ltd., Class A	9,200	34,604
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	20,432	35,400
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	6,338	16,728
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	10,300	39,793
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	9,900	26,061
Shenzhen Kangtai Biological Products Co. Ltd., Class A	3,400	36,480
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,000	52,075
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	4,700	14,493
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	7,400	28,640
Tasly Pharmaceutical Group Co. Ltd., Class A	8,220	19,525
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	10,700	26,044
Walvax Biotechnology Co. Ltd., Class A	7,800	29,622
WuXi AppTec Co. Ltd., Class A	7,300	88,432
Yunnan Baiyao Group Co. Ltd., Class A	5,170	55,406
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,096	43,133

		1,104,382

Industrials - 11.7%
AECC Aviation Power Co. Ltd., Class A	10,600	34,894
Air China Ltd., Class A	21,100	23,261
AVIC Aircraft Co. Ltd., Class A	14,000	31,435
AVIC Shenyang Aircraft Co. Ltd., Class A*	5,000	22,971
China Avionics Systems Co. Ltd., Class A	7,400	15,478
China Communications Construction Co. Ltd., Class A	14,300	19,940
China Eastern Airlines Corp. Ltd., Class A*	51,300	36,341
China Gezhouba Group Co. Ltd., Class A	23,100	17,429
China International Marine Containers Group Co. Ltd., Class A	5,632	7,814
China National Chemical Engineering Co. Ltd., Class A	25,200	19,471
China Railway Construction Corp. Ltd., Class A	60,094	76,408
China Railway Group Ltd., Class A	91,800	77,088
China Shipbuilding Industry Co. Ltd., Class A*	119,500	101,517
China Southern Airlines Co. Ltd., Class A	44,900	41,217
China Spacesat Co. Ltd., Class A	6,000	19,517
China State Construction Engineering Corp. Ltd., Class A	212,711	162,572
Contemporary Amperex Technology Co. Ltd., Class A	3,900	39,381
COSCO SHIPPING Development Co. Ltd., Class A	38,800	14,312
COSCO SHIPPING Holdings Co. Ltd., Class A*	32,500	20,843
CRRC Corp. Ltd., Class A	122,244	124,345
Daqin Railway Co. Ltd., Class A	77,313	83,611
Dongfang Electric Corp. Ltd., Class A	14,700	19,286
Fangda Carbon New Material Co. Ltd., Class A*	14,281	20,473
Guangshen Railway Co. Ltd., Class A	30,900	13,384
Metallurgical Corp. of China Ltd., Class A	90,714	34,856
NARI Technology Co. Ltd., Class A	23,900	57,771
Ningbo Zhoushan Port Co. Ltd., Class A	39,300	21,196
Power Construction Corp. of China Ltd., Class A	66,400	43,419
Sany Heavy Industry Co. Ltd., Class A	40,850	76,883
SF Holding Co. Ltd., Class A	6,000	34,724
Shanghai Construction Group Co. Ltd., Class A	39,500	19,869
Shanghai Electric Group Co. Ltd., Class A	40,800	29,074
Shanghai International Airport Co. Ltd., Class A	5,095	59,834
Shanghai International Port Group Co. Ltd., Class A	44,200	35,449

[815182.PARTF]26

Shanghai Tunnel Engineering Co. Ltd., Class A	17,300	14,310
Shenzhen Inovance Technology Co. Ltd., Class A	8,900	28,626
Spring Airlines Co. Ltd., Class A	4,898	30,646
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	13,700	18,472
TBEA Co. Ltd., Class A	19,281	17,727
Tus Environmental Science And Technology Development Co. Ltd., Class A	7,800	10,223
Weichai Power Co. Ltd., Class A	31,200	50,482
XCMG Construction Machinery Co. Ltd., Class A	40,249	24,126
Xiamen C & D, Inc., Class A	14,200	16,984
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	18,143	32,828
Yunda Holding Co. Ltd., Class A	7,200	36,941
Zhejiang Chint Electrics Co. Ltd., Class A	10,817	33,855
Zhengzhou Yutong Bus Co. Ltd., Class A	10,200	20,708
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	33,650	24,919

		1,816,910

Information Technology - 7.5%
360 Security Technology, Inc., Class A	7,000	21,684
Aisino Corp., Class A	9,796	29,236
Beijing Shiji Information Technology Co. Ltd., Class A	4,600	21,853
BOE Technology Group Co. Ltd., Class A	176,902	90,465
Chaozhou Three-Circle Group Co. Ltd., Class A	8,958	24,670
DHC Software Co. Ltd., Class A	16,500	15,792
Foxconn Industrial Internet Co. Ltd., Class A	20,500	40,702
GoerTek, Inc., Class A	16,677	30,665
Guangzhou Haige Communications Group, Inc. Co., Class A	11,800	16,355
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	47,400	204,780
Hengtong Optic-electric Co. Ltd., Class A	10,200	20,408
Hundsun Technologies, Inc., Class A	4,080	42,356
Iflytek Co. Ltd., Class A*	10,834	49,803
Lens Technology Co. Ltd., Class A	16,700	20,184
LONGi Green Energy Technology Co. Ltd., Class A	18,910	73,056
Luxshare Precision Industry Co. Ltd., Class A	26,611	91,021
Ninestar Corp., Class A	5,600	19,295
OFILM Group Co. Ltd., Class A*	14,100	17,731
Sanan Optoelectronics Co. Ltd., Class A	21,279	32,170
Shanghai 2345 Network Holding Group Co. Ltd., Class A	30,746	14,091
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	8,600	23,420
Tianma Microelectronics Co. Ltd., Class A	10,600	20,054
Tunghsu Optoelectronic Technology Co. Ltd., Class A	28,800	18,309
Unisplendour Corp. Ltd., Class A	5,220	24,164
Wangsu Science & Technology Co. Ltd., Class A	12,800	17,938
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	4,500	19,309
Yonyou Network Technology Co. Ltd., Class A	12,320	55,205
Zhejiang Dahua Technology Co. Ltd., Class A	15,400	34,557
ZTE Corp., Class A*	18,100	72,860

		1,162,133

Materials - 6.3%
Aluminum Corp. of China Ltd., Class A*	68,308	34,359
Angang Steel Co. Ltd., Class A	29,290	12,769
Anhui Conch Cement Co. Ltd., Class A	20,164	111,089
Baoshan Iron & Steel Co. Ltd., Class A	92,657	75,218
BBMG Corp., Class A	45,800	21,566
China Molybdenum Co. Ltd., Class A	92,100	46,198
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	18,993	30,837
Ganfeng Lithium Co. Ltd., Class A	5,700	16,605
Hengli Petrochemical Co. Ltd., Class A	29,120	55,823
Hengyi Petrochemical Co. Ltd., Class A	14,900	23,525
Hesteel Co. Ltd., Class A	55,500	19,852
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	237,600	49,797
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	43,695	18,010
Jiangxi Copper Co. Ltd., Class A	10,744	21,482

[815182.PARTF]27

Jinduicheng Molybdenum Co. Ltd., Class A	13,800	12,822
Maanshan Iron & Steel Co. Ltd., Class A	31,000	11,608
Rongsheng Petro Chemical Co. Ltd., Class A	19,552	29,586
Shandong Gold Mining Co. Ltd., Class A	13,567	75,598
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	18,400	10,541
Sinopec Shanghai Petrochemical Co. Ltd., Class A	32,270	19,028
Tianqi Lithium Corp., Class A	5,900	18,919
Tongling Nonferrous Metals Group Co. Ltd., Class A	54,600	17,089
Transfar Zhilian Co. Ltd., Class A	17,590	18,064
Wanhua Chemical Group Co. Ltd., Class A	15,600	97,454
Zhejiang Huayou Cobalt Co. Ltd., Class A	5,532	19,386
Zhejiang Longsheng Group Co. Ltd., Class A	16,900	32,941
Zhongjin Gold Corp. Ltd., Class A	16,200	22,137
Zijin Mining Group Co. Ltd., Class A	88,997	45,512

		967,815

Real Estate - 4.4%
China Fortune Land Development Co. Ltd., Class A	15,640	58,303
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	34,315	94,694
China Vanke Co. Ltd., Class A	49,296	177,705
Financial Street Holdings Co. Ltd., Class A	15,200	15,567
Gemdale Corp., Class A	23,422	36,751
Greenland Holdings Corp. Ltd., Class A	38,273	35,455
Jinke Properties Group Co. Ltd., Class A	29,200	27,580
Oceanwide Holdings Co. Ltd., Class A	19,200	11,697
Poly Developments and Holdings Group Co. Ltd., Class A	60,173	113,082
RiseSun Real Estate Development Co. Ltd., Class A	23,000	26,063
Seazen Holdings Co. Ltd., Class A	11,813	40,917
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	7,000	15,453
Xinhu Zhongbao Co. Ltd., Class A	44,800	17,903
Zhejiang China Commodities City Group Co. Ltd., Class A	25,700	13,681

		684,851

Utilities - 3.5%
China National Nuclear Power Co. Ltd., Class A	68,784	51,802
China Yangtze Power Co. Ltd., Class A	111,700	290,604
GD Power Development Co. Ltd., Class A	103,000	35,403
Huadian Power International Corp. Ltd., Class A	34,800	18,283
Huaneng Power International, Inc., Class A	24,700	21,742
Hubei Energy Group Co. Ltd., Class A	22,700	12,782
SDIC Power Holdings Co. Ltd., Class A	35,995	48,734
Shenergy Co. Ltd., Class A	23,600	18,994
Shenzhen Energy Group Co. Ltd., Class A	16,800	13,849
Sichuan Chuantou Energy Co. Ltd., Class A	24,300	33,579

		545,772

TOTAL COMMON STOCKS (Cost $14,238,028)		15,453,698

EXCHANGE-TRADED FUNDS - 0.1%
Xtrackers Harvest CSI 300 China A-Shares ETF(a)(b) (Cost $5,501)	250	6,770

SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04%(c)(d) (Cost $6,636)	6,636	6,636

CASH EQUIVALENTS - 0.2%
DWS Government Money Market Series “Institutional Shares”, 2.09%(c) (Cost $28,006)	28,006	28,006

TOTAL INVESTMENTS - 100.1% (Cost $14,278,171)		$15,495,110
Other assets and liabilities, net - (0.1%)		(13,651)

NET ASSETS - 100.0%		$15,481,459

[815182.PARTF]28

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
EXCHANGE-TRADED FUNDS — 0.1%
Xtrackers Harvest CSI 300 China A-Shares ETF(a)(b)
6,530	—	—	—	240	—	—	250	6,770
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04%(c)(d)
6,352	284(e)	—	—	—	28	—	6,636	6,636
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 2.09%(c)
501,496	67,909,841	(68,383,331)	—	—	18,324	—	28,006	28,006

514,378	67,910,125	(68,383,331)	—	240	18,352	—	34,892	41,412

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2019 amounted to $6,418, which is 0.0% of net assets.

(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2019.

[815182.PARTF]29

At August 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(f)
SGX FTSE China A50 Index Futures	USD	1	$13,540	$13,548	9/27/2019	$8

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2019.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(g)	$15,453,698	$—	$—	$15,453,698
Exchange-Traded Funds	6,770	—	—	6,770
Short-Term Investments(g)	34,642	—	—	34,642
Derivatives(h)
Futures Contracts	8	—	—	8

TOTAL	$15,495,118	$—	$—	$15,495,118

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

[815182.PARTF]30

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF

August 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.3%
Argentina - 0.0%
Banco Macro SA, ADR(a)	238	$5,548
Globant SA*	172	16,328
Grupo Financiero Galicia SA, ADR(a)	536	5,810
Pampa Energia SA, ADR*(a)	371	4,815
Telecom Argentina SA, ADR(a)	657	5,874
YPF SA, ADR	928	7,944

		46,319

Australia - 4.7%
AGL Energy Ltd.	2,975	37,987
Alumina Ltd.	12,919	18,880
AMP Ltd.	15,025	17,151
APA Group(b)	5,460	40,484
Aristocrat Leisure Ltd.	2,583	51,751
ASX Ltd.	957	55,626
Aurizon Holdings Ltd.	10,233	40,728
AusNet Services	8,484	10,284
Australia & New Zealand Banking Group Ltd.	13,600	244,910
Bank of Queensland Ltd.(a)	2,207	13,629
Bendigo & Adelaide Bank Ltd.	1,943	14,629
BHP Group Ltd.	14,069	343,839
BHP Group PLC	10,109	218,090
BlueScope Steel Ltd.	2,738	23,030
Boral Ltd.	5,217	14,932
Brambles Ltd.	7,702	58,612
Caltex Australia Ltd.	1,424	22,978
Challenger Ltd.(a)	2,819	12,739
CIMIC Group Ltd.	457	9,541
Coca-Cola Amatil Ltd.	2,831	20,724
Cochlear Ltd.	286	41,988
Coles Group Ltd.	5,587	52,074
Commonwealth Bank of Australia	8,688	462,516
Computershare Ltd.	2,151	22,279
Crown Resorts Ltd.	1,926	15,578
CSL Ltd.	2,164	351,031
Dexus REIT	4,785	41,570
Flight Centre Travel Group Ltd.	308	9,647
Fortescue Metals Group Ltd.(a)	6,722	36,216
Goodman Group REIT	8,614	84,232
GPT Group REIT	8,876	38,197
Harvey Norman Holdings Ltd.(a)	2,924	8,625
Incitec Pivot Ltd.	8,492	18,358
Insurance Australia Group Ltd.	11,545	62,666
Lendlease Group(b)	2,803	32,204
Macquarie Group Ltd.	1,559	130,021
Magellan Financial Group Ltd.	587	20,058
Medibank Pvt Ltd.	12,528	30,711
Mirvac Group REIT	18,275	39,260
MMG Ltd.*	4,619	954
National Australia Bank Ltd.	13,906	256,226
Newcrest Mining Ltd.	3,679	91,672
Oil Search Ltd.	6,857	30,663
Orica Ltd.	1,775	25,736
Origin Energy Ltd.	8,660	44,499
QBE Insurance Group Ltd.	6,692	56,469
Ramsay Health Care Ltd.	715	31,607
REA Group Ltd.	254	17,877
Santos Ltd.	8,611	41,811
Scentre Group REIT	25,626	69,722
SEEK Ltd.	1,563	21,399
Sonic Healthcare Ltd.	1,955	38,774
South32 Ltd.	23,746	42,218
Stockland REIT	11,470	34,915
Suncorp Group Ltd.	6,136	57,067
Sydney Airport(b)	5,247	29,788
Tabcorp Holdings Ltd.	9,890	31,371
Telstra Corp. Ltd.	19,585	49,065
TPG Telecom Ltd.	1,742	7,813
Transurban Group(b)	12,653	127,391
Treasury Wine Estates Ltd.	3,625	45,749
Vicinity Centres REIT	15,311	26,706
Washington H Soul Pattinson & Co. Ltd.	520	7,316
Wesfarmers Ltd.	5,374	141,508
Westpac Banking Corp.	17,053	324,088
Woodside Petroleum Ltd.	4,430	95,856
Woolworths Group Ltd.	6,002	152,668
WorleyParsons Ltd.	1,182	9,783

		4,678,486

Austria - 0.1%
ANDRITZ AG	387	13,627
Erste Group Bank AG*	1,430	46,002
OMV AG	714	36,419
Raiffeisen Bank International AG	717	15,670
Verbund AG	329	19,580
voestalpine AG(a)	440	10,131

		141,429

Belgium - 0.7%
Ageas	1,004	53,738
Anheuser-Busch InBev SA/NV	3,636	344,468
Colruyt SA	278	14,229
Groupe Bruxelles Lambert SA	391	36,510
KBC Group NV	1,324	76,599
Proximus SADP	735	21,722
Solvay SA	355	35,786
Telenet Group Holding NV	295	14,700
Titan Cement International SA*	224	4,505
UCB SA	631	47,116

[815182.PARTF]31

Umicore SA	899	28,623

		677,996

Brazil - 1.3%
Ambev SA	22,196	100,340
Atacadao SA	1,728	9,306
B2W Cia Digital*	836	9,488
B3 SA - Brasil Bolsa Balcao	10,041	108,630
Banco Bradesco SA	5,740	42,000
Banco BTG Pactual SA	1,039	14,698
Banco do Brasil SA	3,917	43,739
Banco Santander Brasil SA	1,763	18,137
BB Seguridade Participacoes SA	3,675	28,993
BR Malls Participacoes SA	3,900	12,695
BRF SA*	2,728	25,126
CCR SA	5,921	23,235
Centrais Eletricas Brasileiras SA	773	8,576
Cia de Saneamento Basico do Estado de Sao Paulo	1,860	23,222
Cia Siderurgica Nacional SA	2,953	10,240
Cielo SA	5,536	10,361
Cosan SA	605	7,303
Embraer SA	3,550	15,388
Energisa SA	1,284	14,725
Engie Brasil Energia SA	1,304	14,164
Equatorial Energia SA	1,024	23,682
Hypera SA	1,860	14,450
IRB Brasil Resseguros SA	1,152	30,184
JBS SA	5,477	39,203
Klabin SA	2,672	9,717
Kroton Educacional SA	6,692	16,290
Localiza Rent a Car SA	2,452	27,854
Lojas Renner SA	3,908	47,706
M Dias Branco SA	532	4,651
Magazine Luiza SA	2,624	22,996
Multiplan Empreendimentos Imobiliarios SA	1,318	8,272
Natura Cosmeticos SA	1,049	16,714
Notre Dame Intermedica Participacoes SA	1,607	21,763
Petrobras Distribuidora SA	3,362	23,382
Petroleo Brasileiro SA	14,094	96,218
Porto Seguro SA	327	4,422
Raia Drogasil SA	1,266	28,139
Rumo SA*	6,310	33,676
Sul America SA	1,129	13,209
Suzano SA	2,344	16,461
TIM Participacoes SA	3,349	9,947
Ultrapar Participacoes SA	3,444	13,656
Vale SA*	15,850	174,423
WEG SA	3,417	18,566

		1,255,947

Canada - 6.8%
Agnico Eagle Mines Ltd.	1,135	70,961
Air Canada, Class B*	623	20,940
Alimentation Couche-Tard, Inc., Class B	2,075	130,603
AltaGas Ltd.(a)	1,493	20,274
Atco Ltd., Class I	362	12,937
Aurora Cannabis, Inc.*	2,950	16,263
Bank of Montreal	3,064	210,020
Bank of Nova Scotia	5,888	313,107
Barrick Gold Corp.	8,357	162,006
BCE, Inc.	699	33,076
BlackBerry Ltd.*	3,206	22,009
Bombardier, Inc., Class B*	12,392	16,009
Brookfield Asset Management, Inc., Class A	4,023	207,465
CAE, Inc.	1,343	35,154
Cameco Corp.	1,632	14,317
Canadian Imperial Bank of Commerce	2,239	173,432
Canadian National Railway Co.	3,442	316,951
Canadian Natural Resources Ltd.	5,740	137,141
Canadian Pacific Railway Ltd.	664	159,876
Canadian Tire Corp. Ltd., Class A	232	23,433
Canadian Utilities Ltd., Class A	633	18,281
Canopy Growth Corp.*	942	22,259
CCL Industries, Inc., Class B	726	32,897
Cenovus Energy, Inc.	4,740	41,369
CGI, Inc.*	1,157	90,742
CI Financial Corp.	1,290	18,487
Constellation Software, Inc.	93	90,577
Cronos Group, Inc.*	1,217	13,428
Dollarama, Inc.	1,503	57,517
Emera, Inc.	1,130	48,955
Empire Co. Ltd., Class A	823	22,704
Enbridge, Inc.	9,666	323,289
Encana Corp.	7,173	31,787
Fairfax Financial Holdings Ltd.	124	55,252
First Capital Realty, Inc.	1,296	21,590
First Quantum Minerals Ltd.	3,180	19,490
Fortis, Inc.	2,099	86,662
Franco-Nevada Corp.	908	88,699
George Weston Ltd.	359	29,167
Gildan Activewear, Inc.	1,083	39,703
Great-West Lifeco, Inc.	1,440	30,695
H&R Real Estate Investment Trust REIT	676	11,490
Husky Energy, Inc.	1,650	11,017
Hydro One Ltd., 144A	1,732	32,106
iA Financial Corp., Inc.	512	21,293
IGM Financial, Inc.	528	14,261
Imperial Oil Ltd.	1,332	32,685
Intact Financial Corp.	672	65,676

[815182.PARTF]32

Inter Pipeline Ltd.	1,709	31,166
Keyera Corp.	1,042	25,146
Kinross Gold Corp.*	6,638	33,006
Kirkland Lake Gold Ltd.	928	45,124
Loblaw Cos. Ltd.	933	51,065
Lundin Mining Corp.	3,188	15,205
Magna International, Inc.	1,523	76,253
Manulife Financial Corp.	9,822	162,962
Methanex Corp.	264	8,558
Metro, Inc.	1,258	53,376
National Bank of Canada	1,822	85,558
Nutrien Ltd.	2,946	148,362
Onex Corp.	372	21,855
Open Text Corp.	1,191	46,597
Pembina Pipeline Corp.	2,487	91,044
Power Corp. of Canada	1,510	31,835
Power Financial Corp.	1,127	24,031
PrairieSky Royalty Ltd.	869	11,011
Quebecor, Inc., Class B	807	18,178
Restaurant Brands International, Inc.	1,150	90,184
RioCan Real Estate Investment Trust REIT	726	14,439
Rogers Communications, Inc., Class B	1,785	88,365
Royal Bank of Canada	6,862	513,233
Saputo, Inc.	1,027	30,870
Shaw Communications, Inc., Class B	2,401	45,625
Shopify, Inc., Class A*	473	182,187
SmartCentres Real Estate Investment Trust REIT	636	15,124
SNC-Lavalin Group, Inc.	801	9,873
Stars Group, Inc.*	856	13,006
Sun Life Financial, Inc.(a)	3,078	126,158
Suncor Energy, Inc.	7,574	221,520
TC Energy Corp.	4,408	225,863
Teck Resources Ltd., Class B	2,455	41,802
TELUS Corp.	950	34,414
Thomson Reuters Corp.	980	67,343
Toronto-Dominion Bank	8,982	487,082
Tourmaline Oil Corp.	973	9,223
Vermilion Energy, Inc.(a)	474	6,746
West Fraser Timber Co. Ltd.	224	7,891
Wheaton Precious Metals Corp.	2,293	67,443
WSP Global, Inc.	459	24,850

		6,771,625

Chile - 0.2%
Aguas Andinas SA, Class A	6,881	3,786
Antofagasta PLC	2,006	21,138
Banco de Chile	215,346	30,679
Banco de Credito e Inversiones SA	187	11,791
Banco Santander Chile	312,455	22,321
Cencosud SA	8,433	12,622
Cia Cervecerias Unidas SA	666	7,559
Colbun SA	30,600	5,449
Empresa Nacional de Telecomunicaciones SA*	868	7,559
Empresas CMPC SA	8,312	19,179
Empresas COPEC SA	2,150	19,370
Enel Americas SA	183,174	30,004
Enel Chile SA	123,794	10,674
Itau CorpBanca	1,267,566	9,837
Latam Airlines Group SA	1,466	12,311
SACI Falabella	2,985	16,753

		241,032

China - 7.3%
3SBio, Inc., 144A*	4,816	7,420
51job, Inc., ADR*(a)	112	8,056
58.com, Inc., ADR*	516	27,756
AAC Technologies Holdings, Inc.	3,620	15,652
Agile Group Holdings Ltd.	7,957	10,169
Agricultural Bank of China Ltd., Class A	19,900	9,450
Agricultural Bank of China Ltd., Class H	131,537	50,666
Aier Eye Hospital Group Co. Ltd., Class A	2,700	12,738
Air China Ltd., Class H	10,875	9,418
Alibaba Group Holding Ltd., ADR*	6,888	1,205,607
Aluminum Corp. of China Ltd., Class H*	20,450	5,999
Anhui Conch Cement Co. Ltd., Class A	1,200	6,608
Anhui Conch Cement Co. Ltd., Class H	5,837	32,869
ANTA Sports Products Ltd.	5,136	42,579
Anxin Trust Co. Ltd., Class A*	1,500	957
Autohome, Inc., ADR*(a)	308	26,845
AviChina Industry & Technology Co. Ltd., Class H	13,135	6,869
BAIC Motor Corp. Ltd., Class H, 144A	10,311	5,813
Baidu, Inc., ADR*	1,321	138,005
Bank of Beijing Co. Ltd., Class A	11,100	8,139
Bank of China Ltd., Class A	16,800	8,283
Bank of China Ltd., Class H	391,390	149,260
Bank of Communications Co. Ltd., Class A	13,200	9,974
Bank of Communications Co. Ltd., Class H	35,578	23,279
Bank of Jiangsu Co. Ltd., Class A	10,000	9,330
Bank of Ningbo Co. Ltd., Class A	2,300	7,337
Bank of Shanghai Co. Ltd., Class A	5,590	7,042

[815182.PARTF]33

Baozun, Inc., ADR*(a)	175	8,008
BeiGene Ltd., ADR*(a)	158	22,712
Beijing Capital International Airport Co. Ltd., Class H	7,123	5,978
BYD Co. Ltd., Class H	3,102	16,063
BYD Electronic International Co. Ltd.(a)	3,177	3,821
CGN Power Co. Ltd., Class H, 144A	51,498	13,596
China Aoyuan Group Ltd.	5,569	6,563
China Cinda Asset Management Co. Ltd., Class H	59,929	12,459
China CITIC Bank Corp. Ltd., Class H	46,587	24,362
China Communications Construction Co. Ltd., Class H	24,316	18,856
China Communications Services Corp. Ltd., Class H	15,597	8,733
China Conch Venture Holdings Ltd.	7,770	25,866
China Construction Bank Corp., Class H	454,708	337,534
China Eastern Airlines Corp. Ltd., Class H*	6,242	2,938
China Everbright Bank Co. Ltd., Class A	14,000	7,352
China Everbright Bank Co. Ltd., Class H	14,787	6,167
China Evergrande Group(a)	8,711	18,043
China Galaxy Securities Co. Ltd., Class H	12,246	5,842
China Hongqiao Group Ltd.	8,230	5,395
China Huarong Asset Management Co. Ltd., Class H, 144A	68,252	10,707
China International Capital Corp. Ltd., Class H, 144A(a)	5,058	8,748
China International Travel Service Corp. Ltd., Class A	800	10,668
China Life Insurance Co. Ltd., Class A	700	2,821
China Life Insurance Co. Ltd., Class H	33,947	79,408
China Literature Ltd., 144A*(a)	2,240	6,885
China Longyuan Power Group Corp. Ltd., Class H	22,041	12,116
China Medical System Holdings Ltd.	6,743	8,411
China Merchants Bank Co. Ltd., Class A	3,700	17,715
China Merchants Bank Co. Ltd., Class H	19,748	89,919
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,200	6,068
China Minsheng Banking Corp. Ltd., Class A	13,500	10,955
China Minsheng Banking Corp. Ltd., Class H	33,356	21,953
China Molybdenum Co. Ltd., Class H	16,711	4,540
China National Building Material Co. Ltd., Class H	15,008	12,863
China National Nuclear Power Co. Ltd., Class A	12,600	9,485
China Oilfield Services Ltd., Class H	12,051	14,909
China Pacific Insurance Group Co. Ltd., Class A	1,600	8,447
China Pacific Insurance Group Co. Ltd., Class H	12,650	50,662
China Petroleum & Chemical Corp., Class A	9,200	6,399
China Petroleum & Chemical Corp., Class H	130,008	76,110
China Railway Construction Corp. Ltd., Class H	10,726	11,574
China Railway Group Ltd., Class A	15,300	12,843
China Railway Group Ltd., Class H	20,256	13,254
China Resources Pharmaceutical Group Ltd., 144A	8,748	9,038
China Shenhua Energy Co. Ltd., Class H	17,751	34,685
China Shipbuilding Industry Co. Ltd., Class A	8,500	7,218
China Southern Airlines Co. Ltd., Class H	8,335	4,688
China State Construction Engineering Corp. Ltd., Class A	9,600	7,334
China Telecom Corp. Ltd., Class H	71,007	31,788
China Tower Corp. Ltd., Class H, 144A	208,683	47,643
China United Network Communications Ltd., Class A	9,100	7,435
China Vanke Co. Ltd., Class A	2,100	7,567
China Vanke Co. Ltd., Class H	6,217	21,489
China Yangtze Power Co. Ltd., Class A	3,500	9,102
Chongqing Rural Commercial Bank Co. Ltd., Class H	16,569	8,009
CIFI Holdings Group Co. Ltd.	13,094	7,048
CITIC Securities Co. Ltd., Class A	3,100	9,664
CITIC Securities Co. Ltd., Class H	7,298	13,069
CNOOC Ltd.	84,869	126,647
COSCO SHIPPING Holdings Co. Ltd., Class A*	16,200	10,385
Country Garden Holdings Co. Ltd.	35,842	44,572
Country Garden Services Holdings Co. Ltd.	4,808	13,920
CRRC Corp. Ltd., Class A	9,800	9,964
CRRC Corp. Ltd., Class H	24,010	16,506

[815182.PARTF]34

CSPC Pharmaceutical Group Ltd.	23,942	47,882
Ctrip.com International Ltd., ADR*	2,007	64,987
Dali Foods Group Co. Ltd., 144A	17,259	11,491
Daqin Railway Co. Ltd., Class A	10,400	11,242
Dongfeng Motor Group Co. Ltd., Class H	13,883	12,891
ENN Energy Holdings Ltd.	4,240	48,401
Focus Media Information Technology Co. Ltd., Class A	3,200	2,400
Foshan Haitian Flavouring & Food Co. Ltd., Class A	500	8,008
Fosun International Ltd.	15,117	19,435
Future Land Development Holdings Ltd.	10,549	8,342
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	2,294	6,539
GDS Holdings Ltd., ADR*(a)	329	13,272
Genscript Biotech Corp.*	4,043	9,065
GF Securities Co. Ltd., Class H*	11,962	12,282
GOME Retail Holdings Ltd.*(a)	109,510	9,917
Great Wall Motor Co. Ltd., Class H	21,547	13,686
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,300	10,077
Greentown Service Group Co. Ltd.	4,808	4,397
Guangzhou Automobile Group Co. Ltd., Class H	14,124	14,231
Guangzhou R&F Properties Co. Ltd., Class H	7,029	11,314
Guotai Junan Securities Co. Ltd., Class H, 144A	7,228	10,307
Haidilao International Holding Ltd., 144A	3,000	13,966
Haitian International Holdings Ltd.	4,920	9,262
Haitong Securities Co. Ltd., Class H	15,568	14,833
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	3,100	13,387
Hengan International Group Co. Ltd.	3,470	22,837
Hua Hong Semiconductor Ltd., 144A	2,953	4,941
Huaneng Power International, Inc., Class H	14,715	8,089
Huaneng Renewables Corp. Ltd., Class H(c)	18,697	5,175
Huatai Securities Co. Ltd., Class A	2,100	5,561
Huatai Securities Co. Ltd., Class H, 144A	7,057	10,279
Huaxia Bank Co. Ltd., Class A	9,400	9,505
Huazhu Group Ltd., ADR(a)	634	20,941
Industrial & Commercial Bank of China Ltd., Class A	14,000	10,539
Industrial & Commercial Bank of China Ltd., Class H	317,963	200,744
Industrial Bank Co. Ltd., Class A	5,000	11,990
Industrial Securities Co. Ltd., Class A	1,500	1,272
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	32,600	6,830
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,500	6,002
iQIYI, Inc., ADR*(a)	788	14,412
JD.com, Inc., ADR*	3,673	112,026
Jiangsu Expressway Co. Ltd., Class H	9,726	12,901
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,000	11,180
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	200	3,128
Jiangxi Copper Co. Ltd., Class H	5,628	6,331
Kingdee International Software Group Co. Ltd.	13,211	11,963
Kingsoft Corp. Ltd.*	4,776	8,808
Kweichow Moutai Co. Ltd., Class A	300	47,849
KWG Group Holdings Ltd.*	5,818	5,068
Legend Holdings Corp., Class H, 144A	3,532	7,595
Lenovo Group Ltd.	35,135	23,123
Li Ning Co. Ltd.	8,847	26,122
Logan Property Holdings Co. Ltd.	9,750	13,754
Longfor Group Holdings Ltd., 144A	8,295	29,571
Luye Pharma Group Ltd., 144A	11,644	9,044
Luzhou Laojiao Co. Ltd., Class A	800	10,825
Maanshan Iron & Steel Co. Ltd., Class A	26,500	9,919
Meitu, Inc., 144A*(a)	5,966	1,507
Meituan Dianping, Class B*	4,759	45,129
Metallurgical Corp. of China Ltd., Class A	21,100	8,104
Midea Group Co. Ltd., Class A	500	3,686
Momo, Inc., ADR(a)	829	30,491
NetEase, Inc., ADR	339	86,445
New China Life Insurance Co. Ltd., Class H	4,923	19,434
New Oriental Education & Technology Group, Inc., ADR*	724	82,102
NIO, Inc., ADR*(a)	3,140	8,980
Noah Holdings Ltd., ADR*(a)	190	5,700
Orient Securities Co. Ltd., Class A	1,600	2,223
People’s Insurance Co. Group of China Ltd., Class H	33,693	13,193
PetroChina Co. Ltd., Class A	7,700	6,582
PetroChina Co. Ltd., Class H	95,491	47,378
PICC Property & Casualty Co. Ltd., Class H	37,763	43,300
Pinduoduo, Inc., ADR*(a)	877	28,739
Ping An Bank Co. Ltd., Class A	3,800	7,515
Ping An Insurance Group Co. of China Ltd., Class A	2,700	32,928

[815182.PARTF]35

Ping An Insurance Group Co. of China Ltd., Class H	26,364	302,296
Poly Developments and Holdings Group Co. Ltd., Class A	3,400	6,387
Postal Savings Bank of China Co. Ltd., Class H, 144A	36,685	22,085
Power Construction Corp. of China Ltd., Class A	14,500	9,478
SAIC Motor Corp. Ltd., Class A	2,000	7,006
Semiconductor Manufacturing International Corp.*(a)	12,721	13,986
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	9,093	9,382
Shanghai Electric Group Co. Ltd., Class H	14,557	4,586
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(a)	3,305	9,822
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	3,931	4,407
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,098	9,623
Shanghai Pudong Development Bank Co. Ltd., Class A	9,300	14,651
Shenwan Hongyuan Group Co. Ltd., Class A	11,900	7,944
Shenzhou International Group Holdings Ltd.	3,696	50,205
Sihuan Pharmaceutical Holdings Group Ltd.	18,501	3,304
SINA Corp.*	378	15,562
Sino-Ocean Group Holding Ltd.	13,001	4,643
Sinopec Engineering Group Co. Ltd., Class H	7,834	5,116
Sinopec Shanghai Petrochemical Co. Ltd., Class H	16,218	4,675
Sinopharm Group Co. Ltd., Class H	6,046	21,862
Sinotruk Hong Kong Ltd.	3,686	5,689
SOHO China Ltd.	10,116	2,968
Sunac China Holdings Ltd.	10,978	43,966
Sunny Optical Technology Group Co. Ltd.	3,139	43,519
TAL Education Group, ADR*	1,981	70,583
Tencent Holdings Ltd.	27,717	1,148,217
Tencent Music Entertainment Group, ADR*	423	5,626
Tianma Microelectronics Co. Ltd., Class A	1,000	1,891
Tingyi Cayman Islands Holding Corp.	11,317	15,589
TravelSky Technology Ltd., Class H	4,761	9,558
Tsingtao Brewery Co. Ltd., Class H	1,980	13,372
Uni-President China Holdings Ltd.	11,236	12,482
Vipshop Holdings Ltd., ADR*	2,092	17,510
Want Want China Holdings Ltd.	29,747	23,182
Weibo Corp., ADR*(a)	244	10,094
Weichai Power Co. Ltd., Class H	13,085	20,027
Wens Foodstuffs Group Co. Ltd., Class A	1,200	6,954
Wuliangye Yibin Co. Ltd., Class A	600	11,858
WuXi AppTec Co. Ltd., Class H, 144A	703	7,881
Wuxi Biologics Cayman, Inc., 144A*	2,812	29,625
Xiaomi Corp., Class B, 144A*(a)	41,463	45,110
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	5,788	6,814
Xinyi Solar Holdings Ltd.	15,219	9,608
Yangzijiang Shipbuilding Holdings Ltd.	10,700	7,016
Yanzhou Coal Mining Co. Ltd., Class H	11,122	9,632
Yihai International Holding Ltd.*	2,266	13,584
Yum China Holdings, Inc.	1,815	82,455
YY, Inc., ADR*(a)	235	13,430
Zhaojin Mining Industry Co. Ltd., Class H	8,500	11,123
Zhejiang Expressway Co. Ltd., Class H	6,370	5,330
Zhongsheng Group Holdings Ltd.	2,526	7,893
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,224	12,830
Zijin Mining Group Co. Ltd., Class H	29,355	10,970
ZTE Corp., Class H*	3,812	9,481
ZTO Express Cayman, Inc., ADR	1,769	36,282

		7,224,182

Colombia - 0.1%
Bancolombia SA	1,042	11,980
Ecopetrol SA	23,874	19,001
Grupo Argos SA	1,348	7,048
Grupo de Inversiones Suramericana SA	1,145	11,142
Interconexion Electrica SA ESP	1,750	9,241

		58,412

Czech Republic - 0.0%
CEZ AS	1,048	23,085
Komercni banka AS	359	12,744
Moneta Money Bank AS, 144A	1,848	5,977

		41,806

Denmark - 1.2%
A.P. Moller - Maersk A/S, Class A	16	15,930
A.P. Moller - Maersk A/S, Class B	31	32,981
Carlsberg A/S, Class B	525	77,498
Chr Hansen Holding A/S	521	43,772

[815182.PARTF]36

Coloplast A/S, Class B	588	70,027
Danske Bank A/S	3,472	45,648
Demant A/S*	533	16,144
DSV A/S	1,052	104,261
Genmab A/S*	310	63,261
H Lundbeck A/S	327	11,905
ISS A/S	766	19,436
Novo Nordisk A/S, Class B	8,618	447,505
Novozymes A/S, Class B	1,066	45,455
Orsted A/S, 144A	875	83,546
Pandora A/S(a)	477	20,319
Tryg A/S	526	15,723
Vestas Wind Systems A/S	969	71,198

		1,184,609

Egypt - 0.0%
Commercial International Bank Egypt SAE	6,350	30,764
Eastern Co. SAE	4,376	4,053
ElSewedy Electric Co.	4,141	3,543

		38,360

Finland - 0.7%
Elisa OYJ	689	34,651
Fortum OYJ	2,176	47,855
Kone OYJ, Class B	1,657	95,791
Metso OYJ	528	19,777
Neste OYJ	1,959	61,663
Nokia OYJ	26,954	133,292
Nokian Renkaat OYJ	592	16,201
Nordea Bank Abp	14,697	91,794
Nordea Bank Abp	208	1,297
Orion OYJ, Class B	562	20,859
Sampo OYJ, Class A	2,086	82,855
Stora Enso OYJ, Class R	2,629	29,385
UPM-Kymmene OYJ	2,493	67,183
Wartsila OYJ Abp	2,146	26,310

		728,913

France - 7.3%
Accor SA	901	38,877
Aeroports de Paris	131	22,619
Air Liquide SA	2,086	290,360
Airbus SE	2,779	382,821
Alstom SA	750	32,040
Amundi SA, 144A	306	19,556
Arkema SA	339	29,717
Atos SE	430	32,552
AXA SA	9,261	212,421
BioMerieux	184	14,955
BNP Paribas SA	5,283	238,261
Bollore SA	3,253	13,807
Bouygues SA	929	35,276
Bureau Veritas SA	1,410	33,721
Capgemini SE	763	91,531
Carrefour SA	2,696	45,927
Casino Guichard Perrachon SA(a)	395	16,627
Cie de Saint-Gobain	2,406	86,786
Cie Generale des Etablissements Michelin SCA	772	81,113
CNP Assurances	886	16,086
Covivio REIT	257	27,342
Credit Agricole SA	5,367	61,286
Danone SA	2,952	264,289
Dassault Aviation SA	13	18,488
Dassault Systemes SE	605	85,210
Edenred	1,145	55,748
Eiffage SA	360	37,287
Electricite de France SA	2,883	35,060
Engie SA	8,795	133,635
EssilorLuxottica SA	1,350	199,189
Eurazeo SE	194	12,825
Eutelsat Communications SA	884	15,370
Faurecia SE	361	15,771
Gecina SA REIT	217	34,391
Getlink SE	2,446	34,410
Hermes International	146	99,647
ICADE REIT	160	14,147
Iliad SA	119	12,456
Imerys SA	215	8,767
Ingenico Group SA	291	28,848
Ipsen SA	182	19,123
JCDecaux SA	443	11,841
Kering SA	365	176,668
Klepierre SA REIT	993	30,296
Legrand SA	1,266	89,356
L’Oreal SA	1,239	338,525
LVMH Moet Hennessy Louis Vuitton SE	1,362	542,479
Natixis SA	4,514	17,473
Orange SA	9,621	145,921
Pernod Ricard SA	1,006	192,051
Peugeot SA	2,821	63,032
Publicis Groupe SA	972	46,598
Remy Cointreau SA*	96	14,497
Renault SA	928	53,199
Safran SA	1,563	227,009
Sanofi	5,512	473,248
Sartorius Stedim Biotech	134	20,736
Schneider Electric SE	2,656	222,317
SCOR SE	731	29,156
SEB SA	141	21,928
Societe BIC SA	136	8,684
Societe Generale SA	3,787	95,957
Sodexo SA	393	44,532
Suez	1,708	26,515

[815182.PARTF]37

Teleperformance	260	56,751
Thales SA	502	58,014
TOTAL SA	11,684	582,867
Ubisoft Entertainment SA*	468	37,733
Unibail-Rodamco-Westfield REIT	523	68,459
Unibail-Rodamco-Westfield CDI	2,774	18,775
Valeo SA	1,163	31,750
Veolia Environnement SA	2,551	60,980
Vinci SA	2,543	278,091
Vivendi SA	4,433	123,897
Wendel SA	130	18,217
Worldline SA, 144A*	400	27,608

		7,203,502

Germany - 5.2%
1&1 Drillisch AG	234	6,419
adidas AG	860	254,916
Allianz SE	2,036	448,652
Axel Springer SE	216	14,837
BASF SE	4,474	295,914
Bayer AG	4,461	330,159
Bayerische Motoren Werke AG	1,643	109,807
Beiersdorf AG	467	58,768
Brenntag AG	737	35,502
Carl Zeiss Meditec AG	197	22,712
Commerzbank AG	5,189	29,422
Continental AG	531	64,055
Covestro AG, 144A	845	38,253
Daimler AG	4,343	203,839
Delivery Hero SE, 144A*	537	27,125
Deutsche Bank AG(d)	9,455	68,293
Deutsche Boerse AG	933	137,149
Deutsche Lufthansa AG	1,043	16,025
Deutsche Post AG	4,779	157,046
Deutsche Telekom AG	16,133	269,085
Deutsche Wohnen SE	1,792	63,536
E.ON SE	10,660	99,058
Evonik Industries AG	962	24,508
Fraport AG Frankfurt Airport Services Worldwide	221	18,455
Fresenius Medical Care AG & Co. KGaA	1,042	70,087
Fresenius SE & Co. KGaA	1,974	95,806
GEA Group AG	835	22,511
Hannover Rueck SE	275	43,764
HeidelbergCement AG	650	45,035
Henkel AG & Co. KGaA	493	45,541
HOCHTIEF AG	90	9,788
HUGO BOSS AG	306	17,044
Infineon Technologies AG	6,027	104,314
Innogy SE, 144A	685	34,097
KION Group AG	372	17,985
Knorr-Bremse AG	228	21,297
LANXESS AG	449	26,993
Merck KGaA	619	66,167
METRO AG	884	13,680
MTU Aero Engines AG	238	64,949
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	693	165,962
Puma SE	500	37,945
RWE AG	2,462	70,109
SAP SE	4,787	571,362
Siemens AG	3,663	366,149
Siemens Healthineers AG, 144A	638	25,040
Symrise AG	585	54,599
Telefonica Deutschland Holding AG	3,110	7,916
thyssenkrupp AG	2,031	24,811
TUI AG	2,080	20,678
Uniper SE	923	27,968
United Internet AG	583	19,094
Volkswagen AG	155	25,289
Vonovia SE	2,574	128,152
Wirecard AG	568	90,580
Zalando SE, 144A*	503	24,877

		5,153,124

Greece - 0.1%
Alpha Bank AE*	7,127	12,760
Eurobank Ergasias SA*	12,640	11,183
FF Group*(c)	197	1,039
Hellenic Telecommunications Organization SA	1,306	17,425
JUMBO SA	642	12,334
Motor Oil Hellas Corinth Refineries SA	235	5,744
National Bank of Greece SA*	2,248	6,518
OPAP SA	752	7,926

		74,929

Hong Kong - 3.3%
AIA Group Ltd.	57,703	561,177
Alibaba Health Information Technology Ltd.*	14,938	14,156
Alibaba Pictures Group Ltd.*	56,769	9,340
ASM Pacific Technology Ltd.	1,169	13,397
Bank of East Asia Ltd.	5,929	14,988
Beijing Enterprises Holdings Ltd.	3,220	15,339
Beijing Enterprises Water Group Ltd.*	32,433	17,043
BOC Hong Kong Holdings Ltd.	17,995	60,707
Brilliance China Automotive Holdings Ltd.	15,169	16,116
China Ding Yi Feng Holdings Ltd.(c)	7,780	22,902
China Everbright International Ltd.	18,662	14,638
China Everbright Ltd.	8,000	9,132
[815182.PARTF]38

China First Capital Group Ltd.*	28,159	10,775
China Gas Holdings Ltd.	9,100	37,605
China Jinmao Holdings Group Ltd.	31,925	17,835
China Mengniu Dairy Co. Ltd.*	13,746	54,525
China Merchants Port Holdings Co. Ltd.	6,845	10,686
China Mobile Ltd.	29,419	243,708
China Overseas Land & Investment Ltd.	17,664	55,873
China Resources Beer Holdings Co. Ltd.	6,042	34,293
China Resources Cement Holdings Ltd.	11,672	10,347
China Resources Gas Group Ltd.	4,884	24,138
China Resources Land Ltd.	13,858	56,384
China Resources Power Holdings Co. Ltd.	8,490	11,218
China State Construction International Holdings Ltd.	13,742	12,392
China Taiping Insurance Holdings Co. Ltd.	9,224	20,777
China Unicom Hong Kong Ltd.	27,042	26,937
CITIC Ltd.	29,488	34,940
CK Asset Holdings Ltd.	11,775	79,973
CK Hutchison Holdings Ltd.	12,895	112,332
CK Infrastructure Holdings Ltd.	3,415	23,020
CLP Holdings Ltd.	7,819	80,530
COSCO SHIPPING Ports Ltd.	8,735	7,654
Dairy Farm International Holdings Ltd.	1,700	12,172
Far East Horizon Ltd.	12,824	11,466
Galaxy Entertainment Group Ltd.	9,456	59,338
Geely Automobile Holdings Ltd.	24,220	37,440
Guangdong Investment Ltd.	15,071	31,755
Haier Electronics Group Co. Ltd.	5,353	13,928
Hang Lung Properties Ltd.	9,627	21,758
Hang Seng Bank Ltd.	3,666	76,496
Henderson Land Development Co. Ltd.	7,110	33,100
HK Electric Investments & HK Electric Investments Ltd.(b)	12,644	12,111
HKT Trust & HKT Ltd.(b)	18,549	29,005
Hong Kong & China Gas Co. Ltd.	47,722	92,152
Hong Kong Exchanges & Clearing Ltd.(a)	5,650	172,950
Hongkong Land Holdings Ltd.	5,600	30,576
Hutchison China MediTech Ltd., ADR*	260	5,665
Hysan Development Co. Ltd.	2,774	11,233
Jardine Matheson Holdings Ltd.	1,021	55,512
Jardine Strategic Holdings Ltd.	1,146	36,214
Kerry Properties Ltd.	4,014	13,541
Kingboard Holdings Ltd.	3,729	8,732
Kunlun Energy Co. Ltd.	16,221	14,131
Lee & Man Paper Manufacturing Ltd.	6,135	3,247
Link REIT	10,038	112,666
Melco Resorts & Entertainment Ltd., ADR	1,168	24,294
MTR Corp. Ltd.	7,016	40,626
New World Development Co. Ltd.	28,609	35,686
Nine Dragons Paper Holdings Ltd.	12,519	9,485
NWS Holdings Ltd.	5,775	9,944
PCCW Ltd.	13,612	7,379
Power Assets Holdings Ltd.	6,553	43,629
Shanghai Industrial Holdings Ltd.	2,537	4,944
Shangri-La Asia Ltd.	6,117	6,390
Shenzhen International Holdings Ltd.	3,792	7,177
Shimao Property Holdings Ltd.	6,607	18,708
Sino Biopharmaceutical Ltd.	31,115	46,273
Sino Land Co. Ltd.	16,209	23,155
SJM Holdings Ltd.	12,719	12,021
SSY Group Ltd.	7,414	6,563
Sun Art Retail Group Ltd.	11,832	11,515
Sun Hung Kai Properties Ltd.	7,331	103,882
Swire Pacific Ltd., Class A	2,782	27,233
Swire Properties Ltd.	6,234	20,474
Techtronic Industries Co. Ltd.	5,980	41,339
Vitasoy International Holdings Ltd.(a)	3,291	15,321
WH Group Ltd., 144A	45,394	36,533
Wharf Holdings Ltd.	6,294	13,775
Wharf Real Estate Investment Co. Ltd.	5,851	31,679
Wheelock & Co. Ltd.	3,725	21,641
Yue Yuen Industrial Holdings Ltd.	3,360	8,592
Yuexiu Property Co. Ltd.	27,696	5,970

		3,264,293

Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	1,487	14,545
OTP Bank Nyrt	1,170	46,623
Richter Gedeon Nyrt	680	11,337

		72,505

India - 2.2%
Adani Ports & Special Economic Zone Ltd.	2,455	12,573
Ambuja Cements Ltd.	2,048	5,803
Ashok Leyland Ltd.	5,515	4,978
Asian Paints Ltd.	1,164	26,345
Aurobindo Pharma Ltd.	1,595	13,418
Avenue Supermarts Ltd., 144A*	518	11,397
Axis Bank Ltd.	8,505	79,074
Bajaj Auto Ltd.	521	20,344
Bajaj Finance Ltd.	732	34,162

[815182.PARTF]39

Bajaj Finserv Ltd.	186	18,545
Bharat Forge Ltd.	1,495	8,047
Bharat Petroleum Corp. Ltd.	2,344	11,661
Bharti Airtel Ltd.	10,908	52,976
Bharti Infratel Ltd.	2,785	9,768
Bosch Ltd.	40	8,109
Britannia Industries Ltd.	312	11,804
Cipla Ltd.	1,780	11,777
Coal India Ltd.	6,331	16,380
Container Corp. Of India Ltd.	1,017	7,239
Dabur India Ltd.	2,705	17,001
Divi’s Laboratories Ltd.	378	8,604
Dr. Reddy’s Laboratories Ltd., ADR	540	19,305
Eicher Motors Ltd.	65	14,800
GAIL India Ltd.	7,774	14,131
Glenmark Pharmaceuticals Ltd.	879	4,731
Godrej Consumer Products Ltd.	2,049	17,473
Grasim Industries Ltd.	1,418	14,118
Havells India Ltd.	1,193	11,345
HCL Technologies Ltd.	2,863	44,117
HDFC Life Insurance Co. Ltd., 144A	2,389	18,640
Hero MotoCorp Ltd.	557	20,063
Hindalco Industries Ltd.	5,786	14,946
Hindustan Petroleum Corp. Ltd.	2,920	10,638
Hindustan Unilever Ltd.	3,214	84,703
Housing Development Finance Corp. Ltd.	7,910	239,983
ICICI Bank Ltd.	10,459	60,001
ICICI Lombard General Insurance Co. Ltd., 144A	659	11,608
Indiabulls Housing Finance Ltd.	1,355	8,641
Indian Oil Corp. Ltd.	8,950	15,347
Infosys Ltd.	15,654	178,643
Infosys Ltd., ADR(a)	1,130	12,984
InterGlobe Aviation Ltd., 144A	239	5,658
ITC Ltd.	17,204	59,184
JSW Steel Ltd.	4,127	12,568
Larsen & Toubro Ltd.	2,338	43,489
LIC Housing Finance Ltd.	1,791	10,670
Lupin Ltd.	1,453	15,078
Mahindra & Mahindra Financial Services Ltd.	1,409	6,313
Mahindra & Mahindra Ltd.	3,735	27,659
Marico Ltd.	2,701	14,793
Maruti Suzuki India Ltd.	444	38,076
Motherson Sumi Systems Ltd.	4,103	5,631
Nestle India Ltd.	124	22,358
NTPC Ltd.	11,858	20,201
Oil & Natural Gas Corp. Ltd.	12,131	20,590
Page Industries Ltd.	15	3,920
Petronet LNG Ltd.	3,652	13,648
Pidilite Industries Ltd.	846	16,322
Piramal Enterprises Ltd.	611	17,373
Power Grid Corp. of India Ltd.	9,465	26,576
REC Ltd.	3,934	7,947
Reliance Industries Ltd.	13,658	238,808
Shree Cement Ltd.	41	10,664
Shriram Transport Finance Co. Ltd.	716	9,688
State Bank of India*	9,126	34,998
Sun Pharmaceutical Industries Ltd.	3,997	25,211
Tata Consultancy Services Ltd.	4,182	132,334
Tata Motors Ltd.*	7,221	11,801
Tata Steel Ltd.	1,695	8,187
Tech Mahindra Ltd.	2,303	22,371
Titan Co. Ltd.	1,500	23,214
UltraTech Cement Ltd.	397	22,529
United Spirits Ltd.*	1,067	9,388
UPL Ltd.	2,605	20,546
Vedanta Ltd.	9,028	17,593
Vodafone Idea Ltd.*	32,524	2,437
Wipro Ltd.	5,787	20,617
Yes Bank Ltd.	5,840	4,903
Zee Entertainment Enterprises Ltd.	1,706	8,914

		2,218,479

Indonesia - 0.6%
PT Adaro Energy Tbk	47,224	3,745
PT Astra International Tbk	91,574	43,092
PT Bank Central Asia Tbk	46,679	100,367
PT Bank Mandiri Persero Tbk	90,367	46,187
PT Bank Negara Indonesia Persero Tbk	33,270	18,060
PT Bank Rakyat Indonesia Persero Tbk	271,612	81,761
PT Bank Tabungan Negara Persero Tbk	19,578	2,760
PT Barito Pacific Tbk	114,260	7,290
PT Bumi Serpong Damai Tbk*	52,437	4,990
PT Charoen Pokphand Indonesia Tbk	37,001	13,108
PT Gudang Garam Tbk	1,652	8,091
PT Hanjaya Mandala Sampoerna Tbk	34,394	6,522
PT Indah Kiat Pulp & Paper Corp. Tbk	15,846	7,652
PT Indocement Tunggal Prakarsa Tbk	9,248	14,164
PT Indofood CBP Sukses Makmur Tbk	12,161	10,331
PT Indofood Sukses Makmur Tbk	16,417	9,172
PT Jasa Marga Persero Tbk	20,622	8,141
PT Kalbe Farma Tbk	102,044	12,158
PT Pabrik Kertas Tjiwi Kimia Tbk	10,716	7,517
PT Pakuwon Jati Tbk	103,608	4,675
PT Perusahaan Gas Negara Tbk	41,896	5,671
PT Semen Indonesia Persero Tbk	18,487	17,268
PT Surya Citra Media Tbk	28,297	2,464

[815182.PARTF]40

PT Telekomunikasi Indonesia Persero Tbk	235,963	74,024
PT Unilever Indonesia Tbk	9,021	31,066
PT United Tractors Tbk	9,001	13,278

		553,554

Ireland - 0.6%
AerCap Holdings NV*	649	34,799
AIB Group PLC	3,349	8,473
Bank of Ireland Group PLC	3,786	14,405
CRH PLC	3,771	125,496
DCC PLC	490	41,641
Experian PLC	4,351	133,311
Flutter Entertainment PLC	380	31,256
James Hardie Industries PLC CDI	2,226	33,805
Kerry Group PLC, Class A	767	91,294
Kingspan Group PLC	740	33,784
Smurfit Kappa Group PLC	985	30,377

		578,641

Isle of Man - 0.0%
GVC Holdings PLC	3,002	22,976

Israel - 0.4%
Azrieli Group Ltd.	195	14,533
Bank Hapoalim BM*	5,162	37,829
Bank Leumi Le-Israel BM	7,290	49,669
Check Point Software Technologies Ltd.*	561	60,420
CyberArk Software Ltd.*	173	19,435
Elbit Systems Ltd.	109	16,818
Israel Chemicals Ltd.	3,070	13,846
Israel Discount Bank Ltd., Class A	6,560	27,304
Mizrahi Tefahot Bank Ltd.	626	14,400
Nice Ltd.*	335	51,232
Teva Pharmaceutical Industries Ltd., ADR*	4,938	34,072
Wix.com Ltd.*	210	29,452

		369,010

Italy - 1.3%
Assicurazioni Generali SpA	5,071	91,792
Atlantia SpA	2,300	56,042
Davide Campari-Milano SpA	2,678	25,091
Enel SpA	40,128	290,813
Eni SpA	12,026	180,811
Ferrari NV	601	94,588
FinecoBank Banca Fineco SpA	2,883	29,715
Intesa Sanpaolo SpA	70,566	154,584
Leonardo SpA	2,001	24,477
Mediobanca Banca di Credito Finanziario SpA	3,323	32,906
Moncler SpA	783	29,336
Pirelli & C SpA, 144A	1,760	9,140
Poste Italiane SpA, 144A	2,897	31,114
Prysmian SpA	1,180	25,814
Recordati SpA	498	21,816
Snam SpA	10,362	52,375
Telecom Italia SpA*	40,099	21,348
Telecom Italia SpA-RSP	34,417	17,525
Terna Rete Elettrica Nazionale SpA	6,684	41,946
UniCredit SpA	9,510	105,147

		1,336,380

Japan - 15.9%
ABC-Mart, Inc.	200	12,783
Acom Co. Ltd.	1,700	6,001
Advantest Corp.	1,000	41,088
Aeon Co. Ltd.(a)	3,200	56,750
AEON Financial Service Co. Ltd.	400	5,859
Aeon Mall Co. Ltd.	500	7,865
AGC, Inc.	800	23,081
Air Water, Inc.	1,000	16,991
Aisin Seiki Co. Ltd.	800	23,721
Ajinomoto Co., Inc.	1,900	34,643
Alfresa Holdings Corp.	1,100	24,902
Alps Alpine Co. Ltd.	1,200	20,954
Amada Holdings Co. Ltd.	1,100	11,462
ANA Holdings, Inc.	600	20,513
Aozora Bank Ltd.	400	9,244
Asahi Group Holdings Ltd.	1,700	79,307
Asahi Intecc Co. Ltd.	1,000	22,347
Asahi Kasei Corp.	5,900	53,382
Astellas Pharma, Inc.	9,000	124,705
Bandai Namco Holdings, Inc.	900	52,949
Bank of Kyoto Ltd.	200	7,182
Benesse Holdings, Inc.	200	5,117
Bridgestone Corp.	2,800	106,824
Brother Industries Ltd.	919	15,917
Calbee, Inc.	300	9,150
Canon, Inc.	4,700	122,151
Casio Computer Co. Ltd.	700	9,772
Central Japan Railway Co.	700	138,471
Chiba Bank Ltd.	3,800	18,958
Chubu Electric Power Co., Inc.	3,300	48,661
Chugai Pharmaceutical Co. Ltd.	1,200	85,847
Chugoku Electric Power Co., Inc.	1,200	15,328
Coca-Cola Bottlers Japan Holdings, Inc.(a)	600	13,047
Concordia Financial Group Ltd.	6,300	21,645
Credit Saison Co. Ltd.	500	5,563
CyberAgent, Inc.	600	27,053
Dai Nippon Printing Co. Ltd.	1,000	21,641
Daicel Corp.	1,000	7,728
Daifuku Co. Ltd.	500	23,627
Dai-ichi Life Holdings, Inc.	5,000	68,151
Daiichi Sankyo Co. Ltd.	2,704	178,629

[815182.PARTF]41

Daikin Industries Ltd.	1,200	148,595
Daito Trust Construction Co. Ltd.	300	38,631
Daiwa House Industry Co. Ltd.	2,571	80,638
Daiwa House REIT Investment Corp. REIT	11	29,034
Daiwa Securities Group, Inc.	7,800	33,613
Denso Corp.	2,100	88,123
Dentsu, Inc.	900	30,753
Disco Corp.	100	18,167
East Japan Railway Co.	1,500	142,820
Eisai Co. Ltd.	1,300	66,447
Electric Power Development Co. Ltd.	700	16,223
FamilyMart UNY Holdings Co. Ltd.(a)	1,200	27,674
FANUC Corp.	900	156,347
Fast Retailing Co. Ltd.(a)	300	175,761
Fuji Electric Co. Ltd.	600	17,113
FUJIFILM Holdings Corp.	1,700	72,794
Fujitsu Ltd.	1,000	77,216
Fukuoka Financial Group, Inc.	800	13,766
GMO Payment Gateway, Inc.	200	15,494
Hakuhodo DY Holdings, Inc.	1,200	17,723
Hamamatsu Photonics KK	600	20,728
Hankyu Hanshin Holdings, Inc.	1,100	41,676
Hikari Tsushin, Inc.	100	23,439
Hino Motors Ltd.	1,000	7,869
Hirose Electric Co. Ltd.	105	11,930
Hisamitsu Pharmaceutical Co., Inc.	300	12,143
Hitachi Chemical Co. Ltd.	400	12,501
Hitachi Construction Machinery Co. Ltd.	700	14,957
Hitachi High-Technologies Corp.	400	21,612
Hitachi Ltd.	4,641	158,537
Hitachi Metals Ltd.	700	7,538
Honda Motor Co. Ltd.	7,800	185,281
Hoshizaki Corp.	200	14,383
Hoya Corp.	1,800	146,545
Hulic Co. Ltd.	1,300	12,408
Idemitsu Kosan Co. Ltd.	1,032	27,734
IHI Corp.	600	11,685
Iida Group Holdings Co. Ltd.	500	7,785
Inpex Corp.	5,300	45,848
Isetan Mitsukoshi Holdings Ltd.	1,400	10,609
Isuzu Motors Ltd.	2,700	29,050
ITOCHU Corp.	6,600	131,615
Itochu Techno-Solutions Corp.	400	11,025
J. Front Retailing Co. Ltd.(a)	1,000	11,315
Japan Airlines Co. Ltd.	600	18,745
Japan Airport Terminal Co. Ltd.	200	7,973
Japan Exchange Group, Inc.	2,300	36,415
Japan Post Bank Co. Ltd.	1,800	16,401
Japan Post Holdings Co. Ltd.	7,899	71,826
Japan Prime Realty Investment Corp. REIT	3	13,696
Japan Real Estate Investment Corp. REIT	7	46,585
Japan Retail Fund Investment Corp. REIT(a)	13	26,016
Japan Tobacco, Inc.	5,900	124,987
JFE Holdings, Inc.	2,600	30,433
JGC Corp.	1,000	11,625
JSR Corp.	600	9,816
JTEKT Corp.	1,300	14,097
JXTG Holdings, Inc.	16,050	66,339
Kajima Corp.	2,200	26,776
Kakaku.com, Inc.	600	15,029
Kamigumi Co. Ltd.	500	11,715
Kaneka Corp.	200	5,996
Kansai Electric Power Co., Inc.	3,300	40,149
Kansai Paint Co. Ltd.	800	16,650
Kao Corp.	2,300	166,143
Kawasaki Heavy Industries Ltd.	600	11,764
KDDI Corp.	8,500	226,832
Keihan Holdings Co. Ltd.	600	25,133
Keikyu Corp.	1,100	20,170
Keio Corp.	500	31,251
Keisei Electric Railway Co. Ltd.	500	19,673
Keyence Corp.	450	266,438
Kikkoman Corp.	700	31,496
Kintetsu Group Holdings Co. Ltd.	800	39,836
Kirin Holdings Co. Ltd.	3,900	77,038
Kobayashi Pharmaceutical Co. Ltd.	300	22,478
Kobe Steel Ltd.	1,800	9,387
Koito Manufacturing Co. Ltd.	600	28,183
Komatsu Ltd.	4,400	93,480
Konami Holdings Corp.	400	18,130
Konica Minolta, Inc.	2,100	14,944
Kose Corp.	200	34,358
Kubota Corp.	4,700	67,468
Kuraray Co. Ltd.	1,500	17,113
Kurita Water Industries Ltd.	400	10,403
Kyocera Corp.	1,584	94,159
Kyowa Kirin Co. Ltd.	1,000	18,308
Kyushu Electric Power Co., Inc.	1,700	16,786
Kyushu Railway Co.	700	20,986
Lawson, Inc.(a)	300	14,882
LINE Corp.*	200	7,022
Lion Corp.	1,032	20,060
LIXIL Group Corp.	1,600	26,221
M3, Inc.	2,142	45,467
Makita Corp.	1,000	29,416
Marubeni Corp.	8,000	51,064
Marui Group Co. Ltd.	900	17,918
Maruichi Steel Tube Ltd.	200	4,865

[815182.PARTF]42

Mazda Motor Corp.	2,600	21,836
McDonald’s Holdings Co. Japan Ltd.	300	14,077
Mebuki Financial Group, Inc.	3,644	8,129
Medipal Holdings Corp.	865	18,377
MEIJI Holdings Co. Ltd.	500	34,734
Mercari, Inc.*	400	9,357
MINEBEA MITSUMI, Inc.	1,600	24,715
MISUMI Group, Inc.	1,500	34,000
Mitsubishi Chemical Holdings Corp.	5,700	39,125
Mitsubishi Corp.	6,500	158,163
Mitsubishi Electric Corp.	8,400	101,486
Mitsubishi Estate Co. Ltd.	5,800	111,048
Mitsubishi Gas Chemical Co., Inc.	600	7,218
Mitsubishi Heavy Industries Ltd.	1,500	56,366
Mitsubishi Materials Corp.	500	12,119
Mitsubishi Motors Corp.	4,100	17,136
Mitsubishi Tanabe Pharma Corp.	1,100	12,156
Mitsubishi UFJ Financial Group, Inc.	58,400	280,579
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,500	8,105
Mitsui & Co. Ltd.	8,000	125,232
Mitsui Chemicals, Inc.	800	17,102
Mitsui Fudosan Co. Ltd.	4,100	98,260
Mitsui OSK Lines Ltd.	600	14,131
Mizuho Financial Group, Inc.	115,900	168,774
MonotaRO Co. Ltd.	600	14,747
MS&AD Insurance Group Holdings, Inc.	2,200	69,934
Murata Manufacturing Co. Ltd.	2,800	117,524
Nabtesco Corp.	700	20,130
Nagoya Railroad Co. Ltd.	800	23,834
NEC Corp.	1,300	55,678
Nexon Co. Ltd.*	2,360	31,745
NGK Insulators Ltd.	1,000	13,423
NGK Spark Plug Co. Ltd.	800	13,811
NH Foods Ltd.	500	19,203
Nidec Corp.	1,100	143,460
Nikon Corp.	1,600	19,805
Nintendo Co. Ltd.	589	223,380
Nippon Building Fund, Inc. REIT	6	44,053
Nippon Electric Glass Co. Ltd.	400	8,302
Nippon Express Co. Ltd.	300	15,503
Nippon Paint Holdings Co. Ltd.	700	33,143
Nippon Prologis REIT, Inc. REIT	10	27,091
Nippon Steel Corp.	4,010	56,091
Nippon Telegraph & Telephone Corp.	3,000	143,907
Nippon Yusen KK	800	11,943
Nissan Chemical Corp.	600	25,387
Nissan Motor Co. Ltd.	11,100	68,584
Nisshin Seifun Group, Inc.	850	15,986
Nissin Foods Holdings Co. Ltd.	240	16,650
Nitori Holdings Co. Ltd.	401	57,847
Nitto Denko Corp.	700	32,590
Nomura Holdings, Inc.	14,800	59,640
Nomura Real Estate Holdings, Inc.	600	12,719
Nomura Real Estate Master Fund, Inc. REIT	19	33,176
Nomura Research Institute Ltd.	1,656	32,938
NSK Ltd.	1,800	14,436
NTT Data Corp.	3,100	40,007
NTT DOCOMO, Inc.	6,342	160,110
Obayashi Corp.	2,800	25,803
Obic Co. Ltd.	300	34,311
Odakyu Electric Railway Co. Ltd.	1,500	34,028
Oji Holdings Corp.	4,522	21,070
Olympus Corp.	5,700	66,746
Omron Corp.	900	44,562
Ono Pharmaceutical Co. Ltd.	1,800	33,252
Oracle Corp.	200	17,226
Oriental Land Co. Ltd.	1,000	145,621
ORIX Corp.	6,400	94,523
Osaka Gas Co. Ltd.	1,600	28,646
Otsuka Corp.	508	18,864
Otsuka Holdings Co. Ltd.	1,783	73,327
Pan Pacific International Holdings Corp.	2,000	31,270
Panasonic Corp.	11,000	84,916
Park24 Co. Ltd.	400	8,204
PeptiDream, Inc.*	500	26,215
Persol Holdings Co. Ltd.	1,000	20,304
Pigeon Corp.	600	21,801
Pola Orbis Holdings, Inc.	400	9,511
Rakuten, Inc.	4,000	37,690
Recruit Holdings Co. Ltd.	5,600	169,684
Renesas Electronics Corp.*	4,000	25,001
Resona Holdings, Inc.	10,000	39,253
Ricoh Co. Ltd.	3,200	29,610
Rinnai Corp.	100	6,279
Rohm Co. Ltd.	400	28,540
Ryohin Keikaku Co. Ltd.	1,150	19,821
Sankyo Co. Ltd.	200	6,919
Santen Pharmaceutical Co. Ltd.	1,800	31,532
SBI Holdings, Inc.	1,317	26,344
Secom Co. Ltd.	1,000	85,320
Sega Sammy Holdings, Inc.	700	9,594
Seibu Holdings, Inc.	1,300	22,063
Seiko Epson Corp.	1,500	19,951
Sekisui Chemical Co. Ltd.	1,800	25,941
Sekisui House Ltd.	3,200	56,795
Seven & i Holdings Co. Ltd.	3,587	126,854
Seven Bank Ltd.	3,300	8,636
SG Holdings Co. Ltd.	700	18,733
Sharp Corp.	1,600	16,507

[815182.PARTF]43

Shimadzu Corp.	1,200	29,843
Shimamura Co. Ltd.	100	7,813
Shimano, Inc.	400	57,495
Shimizu Corp.	2,900	24,186
Shin-Etsu Chemical Co. Ltd.	1,700	171,464
Shinsei Bank Ltd.	500	6,843
Shionogi & Co. Ltd.	1,200	64,329
Shiseido Co. Ltd.	1,860	152,148
Shizuoka Bank Ltd.	1,800	12,165
Showa Denko KK	800	20,649
SMC Corp.	300	113,352
Softbank Corp.	8,500	119,257
SoftBank Group Corp.	7,900	358,729
Sohgo Security Services Co. Ltd.	400	20,182
Sompo Holdings, Inc.	1,700	67,914
Sony Corp.	6,100	346,931
Sony Financial Holdings, Inc.	900	20,790
Stanley Electric Co. Ltd.	800	19,888
Subaru Corp.(a)	2,900	77,690
SUMCO Corp.	1,300	16,116
Sumitomo Chemical Co. Ltd.	7,200	31,515
Sumitomo Corp.	5,400	80,948
Sumitomo Dainippon Pharma Co. Ltd.	1,000	17,471
Sumitomo Electric Industries Ltd.	3,200	37,682
Sumitomo Heavy Industries Ltd.	400	11,503
Sumitomo Metal Mining Co. Ltd.	1,200	33,791
Sumitomo Mitsui Financial Group, Inc.	6,300	206,610
Sumitomo Mitsui Trust Holdings, Inc.	1,610	52,618
Sumitomo Realty & Development Co. Ltd.	1,539	57,875
Sumitomo Rubber Industries Ltd.	400	4,515
Sundrug Co. Ltd.	400	12,444
Suntory Beverage & Food Ltd.	700	30,178
Suzuken Co. Ltd.	400	21,499
Suzuki Motor Corp.	1,800	69,435
Sysmex Corp.	800	51,072
T&D Holdings, Inc.	3,000	29,214
Taiheiyo Cement Corp.	600	15,148
Taisei Corp.	900	31,854
Taisho Pharmaceutical Holdings Co. Ltd.	200	13,931
Taiyo Nippon Sanso Corp.	500	9,912
Takeda Pharmaceutical Co. Ltd.	7,407	250,305
TDK Corp.	600	47,781
Teijin Ltd.	600	10,787
Terumo Corp.	3,000	87,175
THK Co. Ltd.	700	16,262
Tobu Railway Co. Ltd.	800	24,549
Toho Co. Ltd.	500	21,203
Toho Gas Co. Ltd.	400	15,532
Tohoku Electric Power Co., Inc.	2,100	20,993
Tokio Marine Holdings, Inc.	3,100	159,676
Tokyo Century Corp.	200	8,058
Tokyo Electric Power Co. Holdings, Inc.*	6,900	32,865
Tokyo Electron Ltd.	800	143,117
Tokyo Gas Co. Ltd.	1,700	42,974
Tokyu Corp.	2,300	41,114
Tokyu Fudosan Holdings Corp.	3,000	18,610
Toppan Printing Co. Ltd.	1,500	23,905
Toray Industries, Inc.	6,100	43,501
Toshiba Corp.	2,710	84,181
Tosoh Corp.	1,500	19,259
TOTO Ltd.	640	23,164
Toyo Seikan Group Holdings Ltd.	900	13,114
Toyo Suisan Kaisha Ltd.	400	16,285
Toyoda Gosei Co. Ltd.	100	1,861
Toyota Industries Corp.	700	38,481
Toyota Motor Corp.	11,084	726,170
Toyota Tsusho Corp.	1,000	31,016
Trend Micro, Inc.	600	29,086
Tsuruha Holdings, Inc.	200	21,801
Unicharm Corp.	1,800	55,321
United Urban Investment Corp. REIT	12	22,501
USS Co. Ltd.	1,100	20,792
Welcia Holdings Co. Ltd.(a)	200	10,449
West Japan Railway Co.	800	67,398
Yahoo Japan Corp.	12,600	31,549
Yakult Honsha Co. Ltd.	500	28,804
Yamada Denki Co. Ltd.	2,976	14,007
Yamaha Corp.	700	30,211
Yamaha Motor Co. Ltd.	1,300	21,268
Yamato Holdings Co. Ltd.	1,400	24,235
Yamazaki Baking Co. Ltd.	1,000	17,377
Yaskawa Electric Corp.(a)	1,200	40,326
Yokogawa Electric Corp.	961	17,459
Yokohama Rubber Co. Ltd.	500	9,615
ZOZO, Inc.(a)	1,033	20,634

		15,746,334

Luxembourg - 0.2%
ArcelorMittal	2,922	42,044
Aroundtown SA	4,426	36,804
Eurofins Scientific SE(a)	52	23,798
Millicom International Cellular SA SDR	351	17,881
Reinet Investments SCA	644	10,759
RTL Group SA(a)	187	8,710
SES SA	2,016	32,471
Tenaris SA	2,226	24,255

		196,722

[815182.PARTF]44

Macau - 0.1%
MGM China Holdings Ltd.	5,171	7,743
Sands China Ltd.	11,322	51,409
Wynn Macau Ltd.	8,449	16,897

		76,049

Malaysia - 0.5%
AirAsia Group Bhd	6,700	2,852
Alliance Bank Malaysia Bhd	9,500	6,777
AMMB Holdings Bhd	6,287	6,279
Axiata Group Bhd	13,109	15,741
British American Tobacco Malaysia Bhd	700	3,282
CIMB Group Holdings Bhd	22,726	27,344
Dialog Group Bhd	17,600	14,564
DiGi.Com Bhd	8,844	10,557
Fraser & Neave Holdings Bhd	800	6,715
Gamuda Bhd	13,255	11,347
Genting Bhd	11,700	16,692
Genting Malaysia Bhd	14,618	10,914
Genting Plantations Bhd	1,000	2,383
HAP Seng Consolidated Bhd	2,069	4,880
Hartalega Holdings Bhd	7,400	9,027
Hong Leong Bank Bhd	1,582	6,244
Hong Leong Financial Group Bhd	1,753	7,028
IHH Healthcare Bhd	7,891	10,864
IJM Corp. Bhd	13,600	7,373
IOI Corp. Bhd	13,200	13,842
Kuala Lumpur Kepong Bhd	1,300	7,413
Malayan Banking Bhd	20,780	42,939
Malaysia Airports Holdings Bhd	4,500	8,806
Maxis Bhd	15,300	20,264
MISC Bhd	6,700	11,566
Nestle Malaysia Bhd	300	10,522
Petronas Chemicals Group Bhd	10,857	17,891
Petronas Dagangan Bhd	1,500	8,161
Petronas Gas Bhd	2,841	10,863
PPB Group Bhd	2,440	10,826
Press Metal Aluminium Holdings Bhd	5,200	6,083
Public Bank Bhd	14,500	70,061
RHB Bank Bhd	6,800	9,217
Sime Darby Bhd	13,911	7,575
Sime Darby Plantation Bhd	14,911	17,657
Sime Darby Property Bhd	13,911	2,911
SP Setia Bhd Group	3,785	1,404
Telekom Malaysia Bhd	4,400	3,923
Tenaga Nasional Bhd	16,000	53,111
Top Glove Corp. Bhd	5,500	6,212
Westports Holdings Bhd	12,000	11,984
YTL Corp. Bhd	15,372	3,655

		537,749

Mexico - 0.7%
Alfa SAB de CV, Class A	14,521	12,404
Alsea SAB de CV*	2,211	4,715
America Movil SAB de CV, Series L	175,899	128,667
Arca Continental SAB de CV	1,860	9,746
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	8,724	11,087
Cemex SAB de CV, Series CPO	68,987	25,713
Coca-Cola Femsa SAB de CV	2,372	14,032
El Puerto de Liverpool SAB de CV, Class C1	911	4,726
Fibra Uno Administracion SA de CV REIT	12,883	17,800
Fomento Economico Mexicano SAB de CV	9,296	84,896
Fresnillo PLC	1,214	10,937
Gruma SAB de CV, Class B	1,007	9,379
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,807	17,239
Grupo Aeroportuario del Sureste SAB de CV, Class B	973	14,315
Grupo Bimbo SAB de CV, Series A	7,409	12,965
Grupo Carso SAB de CV, Series A1	2,147	6,176
Grupo Financiero Banorte SAB de CV, Class O	11,543	62,100
Grupo Financiero Inbursa SAB de CV, Class O	10,284	12,710
Grupo Mexico SAB de CV, Series B	15,295	35,228
Grupo Televisa SAB, Series CPO	11,278	19,943
Industrias Penoles SAB de CV	658	7,900
Infraestructura Energetica Nova SAB de CV*	2,569	10,809
Kimberly-Clark de Mexico SAB de CV, Class A*	6,367	13,019
Megacable Holdings SAB de CV, Series CPO	2,012	8,214
Mexichem SAB de CV	4,964	9,102
Promotora y Operadora de Infraestructura SAB de CV	1,173	9,820
Wal-Mart de Mexico SAB de CV	25,346	71,745

		645,387

Netherlands - 3.0%
ABN AMRO Bank NV, 144A	1,925	34,242
Adyen NV, 144A*	47	34,031
Aegon NV	9,101	34,639
Akzo Nobel NV	1,126	100,822
ASML Holding NV	2,021	449,234
EXOR NV	506	34,201
Heineken Holding NV	589	58,228
Heineken NV	1,255	133,462
ING Groep NV	18,536	177,175

[815182.PARTF]45

Koninklijke Ahold Delhaize NV	5,506	128,803
Koninklijke DSM NV	901	111,997
Koninklijke KPN NV	16,343	51,730
Koninklijke Philips NV	4,412	207,950
Koninklijke Vopak NV	359	17,108
NN Group NV	1,407	47,102
NXP Semiconductors NV	1,441	147,184
QIAGEN NV*	1,122	38,979
Randstad NV	598	27,899
Royal Dutch Shell PLC, Class A	21,099	584,196
Royal Dutch Shell PLC, Class B	17,905	493,472
Wolters Kluwer NV	1,278	92,029

		3,004,483

New Zealand - 0.2%
a2 Milk Co. Ltd.*	3,223	29,345
Auckland International Airport Ltd.	4,596	27,859
Fisher & Paykel Healthcare Corp. Ltd.	2,638	27,676
Fletcher Building Ltd.	3,907	10,930
Meridian Energy Ltd.	6,201	19,458
Ryman Healthcare Ltd.(a)	2,877	23,603
Spark New Zealand Ltd.	8,624	24,018

		162,889

Norway - 0.4%
Aker BP ASA	512	13,586
DNB ASA	4,576	73,771
Equinor ASA	4,691	80,206
Gjensidige Forsikring ASA	938	18,112
Mowi ASA	2,172	51,963
Norsk Hydro ASA	6,616	20,940
Orkla ASA	4,034	36,975
Schibsted ASA, Class B	525	15,210
Telenor ASA	3,533	72,543
Yara International ASA	871	37,785

		421,091

Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	959	14,615
Credicorp Ltd.	327	67,729
Southern Copper Corp.(a)	372	11,755

		94,099

Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	9,127	9,450
Aboitiz Power Corp.	1,600	1,168
Alliance Global Group, Inc.	14,500	3,537
Altus San Nicolas Corp.*(c)	170	17
Ayala Corp.	1,540	27,364
Ayala Land, Inc.	36,900	33,528
Bank of the Philippine Islands	2,211	3,735
BDO Unibank, Inc.	10,330	29,567
DMCI Holdings, Inc.	14,400	2,503
Globe Telecom, Inc.	160	6,239
GT Capital Holdings, Inc.	293	5,111
International Container Terminal Services, Inc.	4,190	10,930
JG Summit Holdings, Inc.	10,590	14,637
Jollibee Foods Corp.	1,900	8,679
Manila Electric Co.	930	6,521
Megaworld Corp.	49,400	4,868
Metro Pacific Investments Corp.	88,600	8,425
Metropolitan Bank & Trust Co.	7,700	10,487
PLDT, Inc.	680	15,401
Robinsons Land Corp.	8,867	4,258
Security Bank Corp.	520	2,038
SM Investments Corp.	1,245	24,538
SM Prime Holdings, Inc.	51,700	35,057
Universal Robina Corp.	4,860	16,151

		284,209

Poland - 0.3%
Alior Bank SA*	667	6,769
Bank Polska Kasa Opieki SA	979	23,939
CCC SA	144	4,460
CD Projekt SA	312	19,829
Cyfrowy Polsat SA	942	6,886
Dino Polska SA, 144A*	294	11,359
Grupa Lotos SA	446	9,649
KGHM Polska Miedz SA*	614	12,080
LPP SA	3	5,599
mBank SA*	131	10,616
Orange Polska SA*	3,174	5,083
PGE Polska Grupa Energetyczna SA*	4,128	7,991
Polski Koncern Naftowy ORLEN SA	1,418	32,286
Polskie Gornictwo Naftowe i Gazownictwo SA	12,592	14,993
Powszechna Kasa Oszczednosci Bank Polski SA	4,285	42,141
Powszechny Zaklad Ubezpieczen SA	2,925	27,473
Santander Bank Polska SA	173	13,255

		254,408

Portugal - 0.1%
EDP - Energias de Portugal SA	11,309	42,732
Galp Energia SGPS SA	2,426	34,822
Jeronimo Martins SGPS SA	1,102	18,179

		95,733

Qatar - 0.3%
Barwa Real Estate Co.	8,950	8,356
Commercial Bank PSQC	8,970	11,724
Industries Qatar QSC	9,750	29,129
Masraf Al Rayan QSC	18,600	18,540
Mesaieed Petrochemical Holding Co.	20,910	16,307
Qatar Electricity & Water Co. QSC	5,892	24,430
Qatar Fuel QSC	1,750	10,380

[815182.PARTF]46

Qatar Insurance Co. SAQ	6,920	5,948
Qatar Islamic Bank SAQ	5,600	24,296
Qatar National Bank QPSC	21,900	115,160

		264,270

Romania - 0.0%
NEPI Rockcastle PLC	1,932	17,130

Russia - 1.0%
Alrosa PJSC	12,690	14,126
Evraz PLC	2,311	13,956
Gazprom PJSC	51,292	178,495
Inter RAO UES PJSC	166,179	10,687
LUKOIL PJSC	1,986	160,151
Magnit PJSC, GDR	1,642	21,683
Magnitogorsk Iron & Steel Works PJSC	10,333	6,481
MMC Norilsk Nickel PJSC	312	75,243
Mobile TeleSystems PJSC, ADR	2,392	19,208
Moscow Exchange MICEX-RTS PJSC	6,740	9,560
Novatek PJSC, GDR	445	86,285
Novolipetsk Steel PJSC	5,737	12,800
PhosAgro PJSC, GDR	523	6,757
Polymetal International PLC	1,051	15,199
Polyus PJSC	81	9,307
Rosneft Oil Co. PJSC	5,068	30,916
Sberbank of Russia PJSC	50,186	168,666
Severstal PJSC	1,033	15,528
Surgutneftegas PJSC	35,179	14,476
Tatneft PJSC	7,285	81,149
VTB Bank PJSC	14,087,984	8,169
X5 Retail Group NV, GDR	530	18,261

		977,103

Saudi Arabia - 0.6%
Advanced Petrochemical Co.	766	11,437
Al Rajhi Bank	6,102	98,427
Alinma Bank	2,274	13,338
Almarai Co. JSC	788	10,410
Bank AlBilad	1,067	7,453
Banque Saudi Fransi	3,056	28,517
Dar Al Arkan Real Estate Development Co.*	4,027	12,412
Etihad Etisalat Co.*	750	4,971
Jarir Marketing Co.	225	9,322
National Commercial Bank	6,061	77,001
Rabigh Refining & Petrochemical Co.*	1,926	10,178
Riyad Bank	6,386	43,587
Sahara International Petrochemical Co.	2,629	12,673
Samba Financial Group	5,243	40,119
Saudi Arabian Fertilizer Co.	492	10,363
Saudi Arabian Mining Co.*	2,313	27,319
Saudi Basic Industries Corp.	3,746	99,775
Saudi British Bank	878	7,491
Saudi Cement Co.	623	10,398
Saudi Electricity Co.	2,882	15,752
Saudi Kayan Petrochemical Co.*	5,149	14,415
Saudi Telecom Co.	2,064	54,479
Savola Group*	735	6,124
Yanbu National Petrochemical Co.	672	9,603

		635,564

Singapore - 0.8%
Ascendas Real Estate Investment Trust REIT	12,200	27,077
BOC Aviation Ltd., 144A	771	6,697
CapitaLand Commercial Trust REIT	13,307	20,424
CapitaLand Ltd.	11,057	27,648
CapitaLand Mall Trust REIT	13,109	25,033
City Developments Ltd.	1,800	12,426
ComfortDelGro Corp. Ltd.	11,100	19,597
DBS Group Holdings Ltd.	8,600	152,014
Genting Singapore Ltd.	34,700	22,254
Golden Agri-Resources Ltd.	33,093	6,319
Jardine Cycle & Carriage Ltd.	400	8,878
Keppel Corp. Ltd.	7,000	29,458
Oversea-Chinese Banking Corp. Ltd.	15,272	117,202
SATS Ltd.	3,200	11,068
Sembcorp Industries Ltd.	3,900	5,817
Singapore Airlines Ltd.	2,600	16,543
Singapore Exchange Ltd.	3,293	19,458
Singapore Press Holdings Ltd.	5,300	7,600
Singapore Technologies Engineering Ltd.	7,630	21,663
Singapore Telecommunications Ltd.	38,600	88,173
Suntec Real Estate Investment Trust REIT	8,728	12,138
United Overseas Bank Ltd.	6,022	108,311
UOL Group Ltd.	1,900	10,063
Venture Corp. Ltd.	1,500	16,408
Wilmar International Ltd.	12,700	34,867

		827,136

South Africa - 1.4%
Absa Group Ltd.(a)	3,250	32,929
Anglo American Platinum Ltd.	289	17,733
AngloGold Ashanti Ltd.	1,992	45,456
Aspen Pharmacare Holdings Ltd.	2,324	12,058
Bid Corp. Ltd.	1,458	31,239
Bidvest Group Ltd.	1,587	18,696
Capitec Bank Holdings Ltd.	233	16,818
Clicks Group Ltd.	1,118	14,667
Discovery Ltd.	2,165	16,438
Exxaro Resources Ltd.	1,334	11,975

[815182.PARTF]47

FirstRand Ltd.	16,891	66,801
Fortress REIT Ltd., Class A REIT	3,249	4,522
Foschini Group Ltd.	1,092	10,835
Gold Fields Ltd.	4,672	27,985
Growthpoint Properties Ltd. REIT	13,450	20,394
Investec Ltd.	794	4,192
Investec PLC	4,245	21,818
Kumba Iron Ore Ltd.	322	8,342
Liberty Holdings Ltd.(a)	392	2,833
Life Healthcare Group Holdings Ltd.	7,262	10,920
Momentum Metropolitan Holdings	4,510	4,888
Mr Price Group Ltd.	1,054	11,930
MTN Group Ltd.	7,886	53,335
MultiChoice Group Ltd.*	2,122	18,623
Naspers Ltd., Class N	2,101	478,381
Nedbank Group Ltd.	1,937	28,859
Netcare Ltd.	4,893	5,258
Old Mutual Ltd.	25,843	30,990
Pick n Pay Stores Ltd.	1,575	6,002
PSG Group Ltd.	613	8,105
Rand Merchant Investment Holdings Ltd.	2,401	4,688
Redefine Properties Ltd. REIT	25,171	13,026
Remgro Ltd.	2,503	28,334
RMB Holdings Ltd.	4,548	21,423
Sanlam Ltd.	11,069	53,087
Sappi Ltd.	3,243	9,668
Sasol Ltd.(a)	2,782	52,811
Shoprite Holdings Ltd.(a)	2,484	18,503
SPAR Group Ltd.	744	8,526
Standard Bank Group Ltd.	5,826	68,082
Telkom SA SOC Ltd.	799	4,193
Tiger Brands Ltd.	896	12,341
Truworths International Ltd.	1,895	6,580
Vodacom Group Ltd.	2,756	20,947
Woolworths Holdings Ltd.(a)	4,604	16,748

		1,381,979

South Korea - 2.8%
Amorepacific Corp.	175	18,782
AMOREPACIFIC Group	153	7,453
BGF retail Co. Ltd.	34	5,712
BNK Financial Group, Inc.	1,253	6,931
Celltrion Healthcare Co. Ltd.*	330	12,110
Celltrion Pharm, Inc.*	73	1,995
Celltrion, Inc.*	400	51,847
Cheil Worldwide, Inc.	320	6,975
CJ CheilJedang Corp.	28	5,282
CJ Corp.	92	6,190
CJ ENM Co. Ltd.	75	9,963
CJ Logistics Corp.*	30	3,542
Daelim Industrial Co. Ltd.	137	11,051
Daewoo Engineering & Construction Co. Ltd.*	556	1,919
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	202	4,553
DB Insurance Co. Ltd.	302	11,943
Doosan Bobcat, Inc.	341	10,093
E-MART, Inc.	89	8,523
Fila Korea Ltd.	235	11,098
GS Engineering & Construction Corp.	342	9,148
GS Holdings Corp.	314	12,443
GS Retail Co. Ltd.	176	5,623
Hana Financial Group, Inc.	1,391	37,323
Hankook Tire & Technology Co. Ltd.	370	8,904
Hanmi Pharm. Co. Ltd.	18	4,168
Hanmi Science Co. Ltd.	62	2,094
Hanon Systems	837	8,016
Hanwha Chemical Corp.	647	9,241
Hanwha Corp.	204	4,126
Hanwha Life Insurance Co. Ltd.	1,227	2,573
HDC Hyundai Development Co-Engineering & Construction, Class E	113	3,345
Helixmith Co. Ltd.*	74	11,174
HLB, Inc.*	134	4,674
Hotel Shilla Co. Ltd.	152	9,889
Hyundai Department Store Co. Ltd.	69	4,443
Hyundai Engineering & Construction Co. Ltd.	346	11,812
Hyundai Glovis Co. Ltd.	90	11,889
Hyundai Heavy Industries Holdings Co. Ltd.	46	12,589
Hyundai Marine & Fire Insurance Co. Ltd.	450	8,879
Hyundai Mobis Co. Ltd.	312	64,010
Hyundai Motor Co.	695	73,732
Hyundai Steel Co.	430	13,242
Industrial Bank of Korea	1,123	11,497
Kakao Corp.	236	26,206
Kangwon Land, Inc.	553	12,898
KB Financial Group, Inc.	1,904	62,406
KCC Corp.	18	3,351
Kia Motors Corp.	1,266	45,675
Korea Aerospace Industries Ltd.	362	11,745
Korea Electric Power Corp.*	1,204	25,397
Korea Gas Corp.	117	3,772
Korea Investment Holdings Co. Ltd.	206	12,296
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	196	17,800
Korea Zinc Co. Ltd.	32	11,492
Korean Air Lines Co. Ltd.	382	7,001
KT&G Corp.	565	47,579

[815182.PARTF]48

Kumho Petrochemical Co. Ltd.	50	2,902
LG Chem Ltd.	221	60,302
LG Corp.	471	27,686
LG Display Co. Ltd.*	1,066	12,277
LG Electronics, Inc.	477	24,140
LG Household & Health Care Ltd.	49	47,695
LG Innotek Co. Ltd.	88	7,156
LG Uplus Corp.	302	3,291
Lotte Chemical Corp.	94	17,461
Lotte Corp.	188	5,176
Lotte Shopping Co. Ltd.	54	6,063
Medy-Tox, Inc.	18	5,231
Meritz Securities Co. Ltd.	1,307	5,131
Mirae Asset Daewoo Co. Ltd.	1,783	10,952
NAVER Corp.	677	81,883
NCSoft Corp.	85	37,684
Netmarble Corp., 144A*	77	5,988
NH Investment & Securities Co. Ltd.	628	6,377
OCI Co. Ltd.	87	4,769
Orange Life Insurance Ltd., 144A	143	3,182
Orion Corp.	120	8,926
Ottogi Corp.	8	3,771
Pan Ocean Co. Ltd.*	973	3,904
Pearl Abyss Corp.*	18	2,893
POSCO	378	65,848
POSCO Chemical Co. Ltd.	133	5,787
Posco International Corp.	351	5,318
S-1 Corp.	77	6,421
Samsung Biologics Co. Ltd., 144A*	85	18,877
Samsung C&T Corp.	373	26,607
Samsung Card Co. Ltd.	213	5,830
Samsung Electro-Mechanics Co. Ltd.	296	21,774
Samsung Electronics Co. Ltd.	22,933	833,067
Samsung Engineering Co. Ltd.*	680	8,702
Samsung Fire & Marine Insurance Co. Ltd.	149	28,170
Samsung Heavy Industries Co. Ltd.*	2,475	15,836
Samsung Life Insurance Co. Ltd.	335	18,862
Samsung SDI Co. Ltd.	278	57,264
Samsung SDS Co. Ltd.	164	26,538
Samsung Securities Co. Ltd.	383	11,162
Shinhan Financial Group Co. Ltd.	2,080	69,977
Shinsegae Inc.	19	3,624
SillaJen, Inc.*	379	3,285
SK Holdings Co. Ltd.	153	25,263
SK Hynix, Inc.	2,626	167,804
SK Innovation Co. Ltd.	260	35,418
SK Telecom Co. Ltd.	77	15,225
S-Oil Corp.	231	18,442
Woongjin Coway Co. Ltd.	184	12,791
Woori Financial Group, Inc.	2,235	21,958
Yuhan Corp.	38	7,200

		2,760,304

Spain - 1.9%
ACS Actividades de Construccion y Servicios SA	1,312	49,560
Aena SME SA, 144A	312	56,236
Amadeus IT Group SA	2,090	155,646
Banco Bilbao Vizcaya Argentaria SA	31,846	150,817
Banco de Sabadell SA	30,378	26,002
Banco Santander SA	77,254	292,077
Bankia SA	4,763	8,643
Bankinter SA	3,205	18,662
CaixaBank SA	16,894	38,267
Cellnex Telecom SA, 144A*	1,011	40,445
Enagas SA	1,063	23,196
Endesa SA	1,511	38,810
Ferrovial SA	2,282	64,883
Grifols SA(a)	1,472	46,593
Iberdrola SA	28,467	292,593
Industria de Diseno Textil SA	5,347	165,251
Mapfre SA	8,795	22,889
Naturgy Energy Group SA	1,517	39,681
Red Electrica Corp. SA	1,969	39,223
Repsol SA	7,469	108,520
Siemens Gamesa Renewable Energy SA	1,142	15,545
Telefonica SA	22,249	154,077

		1,847,616

Sweden - 1.5%
Alfa Laval AB	1,262	23,235
Assa Abloy AB, Class B	4,693	97,976
Atlas Copco AB, Class A	3,156	94,249
Atlas Copco AB, Class B	1,922	51,209
Boliden AB	1,392	30,777
Electrolux AB, Series B	1,214	27,150
Epiroc AB, Class A	3,063	31,739
Epiroc AB, Class B	2,244	22,237
Essity AB, Class B	3,019	94,157
Hennes & Mauritz AB, Class B(a)	3,907	74,831
Hexagon AB, Class B	1,291	57,351
Husqvarna AB, Class B	1,995	15,469
ICA Gruppen AB(a)	359	17,605
Industrivarden AB, Class C	805	16,839
Investor AB, Class B	2,127	99,733
Kinnevik AB, Class B	1,099	29,942
L E Lundbergforetagen AB, Class B	374	14,008
Lundin Petroleum AB	901	27,375
Sandvik AB	5,364	76,924
Securitas AB, Class B	1,486	22,249
Skandinaviska Enskilda Banken AB, Class A	7,580	65,152

[815182.PARTF]49

Skanska AB, Class B	1,638	30,692
SKF AB, Class B	1,762	28,428
Svenska Handelsbanken AB, Class A	6,945	61,124
Swedbank AB, Class A	4,272	54,887
Swedish Match AB	899	35,265
Tele2 AB, Class B(a)	2,416	34,081
Telefonaktiebolaget LM Ericsson, Class B	14,837	115,586
Telia Co. AB	13,623	59,630
Volvo AB, Class B	7,055	97,401

		1,507,301

Switzerland - 6.5%
ABB Ltd.	8,707	164,947
Adecco Group AG	789	41,501
Alcon, Inc.*	2,082	126,845
Baloise Holding AG	224	38,180
Barry Callebaut AG	11	22,494
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	10	74,009
Cie Financiere Richemont SA	2,489	193,135
Clariant AG*	1,066	19,624
Coca-Cola HBC AG*	1,059	35,178
Credit Suisse Group AG*	12,096	141,339
Dufry AG*	161	13,052
EMS-Chemie Holding AG	39	23,189
Geberit AG	168	76,400
Givaudan SA	48	129,778
Glencore PLC*	53,282	153,623
Julius Baer Group Ltd.*	1,086	42,935
Kuehne + Nagel International AG	273	39,733
LafargeHolcim Ltd.*	2,336	110,386
Lonza Group AG*	367	129,706
Nestle SA	14,816	1,661,607
Novartis AG	10,353	931,064
Pargesa Holding SA	219	16,009
Partners Group Holding AG	84	68,117
Roche Holding AG	3,362	919,179
Schindler Holding AG	89	20,178
Schindler Holding AG Participation Certificates	203	46,353
SGS SA	25	61,379
Sika AG	628	90,163
Sonova Holding AG	249	57,788
STMicroelectronics NV	3,448	61,106
Straumann Holding AG	48	37,614
Swatch Group AG - Bearer	156	42,257
Swatch Group AG - Registered	212	10,828
Swiss Life Holding AG	161	76,340
Swiss Prime Site AG*	444	44,187
Swiss Re AG	1,487	142,968
Swisscom AG	132	65,897
Temenos AG*	308	51,595
UBS Group AG*	18,279	192,994
Vifor Pharma AG	207	32,815
Zurich Insurance Group AG	714	254,075

		6,460,567

Taiwan - 2.9%
Acer, Inc.	17,300	9,473
Advantech Co. Ltd.	1,525	12,963
Airtac International Group*	1,110	11,432
ASE Technology Holding Co. Ltd.	15,527	35,295
Asia Cement Corp.	10,572	14,473
Asustek Computer, Inc.	3,170	20,588
AU Optronics Corp.	46,038	11,990
Catcher Technology Co. Ltd.	3,107	21,811
Cathay Financial Holding Co. Ltd.	35,929	45,926
Chailease Holding Co. Ltd.	5,065	20,076
Chang Hwa Commercial Bank Ltd.	20,224	13,006
Cheng Shin Rubber Industry Co. Ltd.	9,594	13,440
Chicony Electronics Co. Ltd.	2,237	6,282
China Development Financial Holding Corp.	86,713	25,095
China Life Insurance Co. Ltd.*	8,087	6,334
China Steel Corp.	58,650	43,227
Chunghwa Telecom Co. Ltd.	18,285	63,453
Compal Electronics, Inc.	22,036	12,593
CTBC Financial Holding Co. Ltd.	89,804	58,182
Delta Electronics, Inc.	9,548	44,533
E.Sun Financial Holding Co. Ltd.	53,904	43,333
Eclat Textile Co. Ltd.	1,246	15,233
Eva Airways Corp.	10,019	4,514
Far Eastern New Century Corp.	15,056	13,661
Far EasTone Telecommunications Co. Ltd.	9,250	21,557
Feng TAY Enterprise Co. Ltd.	2,138	13,920
First Financial Holding Co. Ltd.	51,871	35,505
Formosa Chemicals & Fibre Corp.	16,897	47,393
Formosa Petrochemical Corp.	6,988	21,625
Formosa Plastics Corp.	22,135	66,313
Foxconn Technology Co. Ltd.	4,226	8,530
Fubon Financial Holding Co. Ltd.	38,637	53,693
Giant Manufacturing Co. Ltd.	1,876	13,050
Globalwafers Co. Ltd.	1,575	14,441
Hiwin Technologies Corp.	949	7,689
Hon Hai Precision Industry Co. Ltd.	59,523	140,611
Hotai Motor Co. Ltd.	1,460	20,568
Hua Nan Financial Holdings Co. Ltd.	46,256	29,379
Innolux Corp.	46,230	10,332
Inventec Corp.	13,870	9,494
Largan Precision Co. Ltd.	521	64,524
Lite-On Technology Corp.	9,228	14,690
MediaTek, Inc.	7,326	85,715
[815182.PARTF]50

Mega Financial Holding Co. Ltd.	48,725	44,599
Micro-Star International Co. Ltd.	1,704	4,546
Nan Ya Plastics Corp.	23,301	51,038
Nanya Technology Corp.	6,135	13,751
Nien Made Enterprise Co. Ltd.	661	5,787
Novatek Microelectronics Corp.	2,585	15,308
Pegatron Corp.	10,138	16,913
Phison Electronics Corp.	756	6,944
Pou Chen Corp.	11,351	14,166
Powertech Technology, Inc.	1,605	3,837
President Chain Store Corp.	2,564	23,836
Quanta Computer, Inc.	12,507	22,497
Realtek Semiconductor Corp.	1,613	11,041
Ruentex Development Co. Ltd.*	2,518	3,411
Shanghai Commercial & Savings Bank Ltd.	12,580	20,346
Shin Kong Financial Holding Co. Ltd.	37,374	10,947
SinoPac Financial Holdings Co. Ltd.	52,678	19,874
Standard Foods Corp.	2,737	5,420
Synnex Technology International Corp.	7,783	9,168
TaiMed Biologics, Inc.*	589	2,738
Taishin Financial Holding Co. Ltd.	46,657	19,905
Taiwan Business Bank	19,625	7,685
Taiwan Cement Corp.	24,355	29,814
Taiwan Cooperative Financial Holding Co. Ltd.	34,256	21,812
Taiwan High Speed Rail Corp.	9,687	11,689
Taiwan Mobile Co. Ltd.	10,785	38,457
Taiwan Semiconductor Manufacturing Co. Ltd.	117,864	971,881
Tatung Co. Ltd.*	8,754	4,696
Uni-President Enterprises Corp.	23,439	57,161
United Microelectronics Corp.	51,679	22,129
Vanguard International Semiconductor Corp.	4,827	9,835
Walsin Technology Corp.	2,110	10,614
Win Semiconductors Corp.	2,249	18,652
Winbond Electronics Corp.	12,821	6,960
Wistron Corp.	8,893	7,050
WPG Holdings Ltd.	10,759	13,616
Yageo Corp.	1,914	13,832
Yuanta Financial Holding Co. Ltd.	46,485	26,713
Zhen Ding Technology Holding Ltd.	2,151	7,944

		2,852,554

Thailand - 0.8%
Advanced Info Service PCL, NVDR	5,700	43,255
Airports of Thailand PCL, NVDR	20,800	48,985
Bangkok Bank PCL, NVDR	2,600	14,543
Bangkok Dusit Medical Services PCL, NVDR	47,200	36,435
Bangkok Expressway & Metro PCL, NVDR	51,600	18,903
Berli Jucker PCL, NVDR	5,800	10,292
BTS Group Holdings PCL, NVDR	37,100	16,382
Bumrungrad Hospital PCL, NVDR	2,100	9,514
Central Pattana PCL, NVDR	12,700	27,936
Charoen Pokphand Foods PCL, NVDR	18,200	17,562
CP ALL PCL, NVDR	29,400	80,779
Electricity Generating PCL, NVDR	1,600	17,584
Energy Absolute PCL, NVDR	7,900	12,210
Gulf Energy Development PCL, NVDR	2,600	12,331
Home Product Center PCL, NVDR	24,000	14,130
Indorama Ventures PCL, NVDR	8,400	9,685
Intouch Holdings PCL, NVDR	11,700	24,493
IRPC PCL, NVDR	108,002	13,989
Kasikornbank PCL, NVDR	9,700	50,765
Krung Thai Bank PCL, NVDR	20,800	11,702
Land & Houses PCL, NVDR	42,500	15,014
Minor International PCL, NVDR	14,000	17,401
PTT Exploration & Production PCL, NVDR	6,900	28,099
PTT Global Chemical PCL, NVDR	14,400	25,081
PTT PCL, NVDR	55,600	80,474
Ratch Group PCL, NVDR	3,500	8,414
Robinson PCL, NVDR	700	1,471
Siam Cement PCL	700	9,525
Siam Cement PCL, NVDR	3,200	43,542
Siam Commercial Bank PCL, NVDR	5,900	23,834
Thai Oil PCL, NVDR	8,500	18,836
Thai Union Group PCL, NVDR	16,100	9,163
True Corp. PCL, NVDR	52,400	10,798

		783,127

Turkey - 0.1%
Akbank T.A.S.*	13,374	15,930
Anadolu Efes Biracilik Ve Malt Sanayii AS	659	2,893
Arcelik AS*	1,369	4,015
Aselsan Elektronik Sanayi Ve Ticaret AS	954	2,987
BIM Birlesik Magazalar AS	1,980	15,979
Eregli Demir ve Celik Fabrikalari TAS	6,773	7,451
Ford Otomotiv Sanayi AS	232	2,339
Haci Omer Sabanci Holding AS	5,903	8,885
KOC Holding AS	4,017	12,058
TAV Havalimanlari Holding AS	1,486	6,019
Tupras Turkiye Petrol Rafinerileri AS	817	17,668

[815182.PARTF]51

Turk Hava Yollari AO*	2,513	4,874
Turkcell Iletisim Hizmetleri AS	4,654	10,328
Turkiye Garanti Bankasi AS*	11,093	16,945
Turkiye Is Bankasi AS, Class C*	8,169	7,725
Turkiye Sise ve Cam Fabrikalari AS	8,113	6,029

		142,125

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	13,268	31,390
Aldar Properties PJSC	32,065	19,554
DP World PLC	840	11,760
Dubai Islamic Bank PJSC	2,155	3,004
Emaar Malls PJSC	13,754	7,264
Emaar Properties PJSC	14,089	18,986
Emirates Telecommunications Group Co. PJSC	8,325	38,303
First Abu Dhabi Bank PJSC	13,181	54,760
NMC Health PLC(a)	456	13,883

		198,904

United Kingdom - 9.4%
3i Group PLC	4,584	61,161
Admiral Group PLC	749	19,567
Anglo American PLC	5,097	110,037
Ashtead Group PLC	2,079	57,450
Associated British Foods PLC	1,692	46,756
AstraZeneca PLC	6,374	567,576
Auto Trader Group PLC, 144A	4,410	28,526
Aviva PLC	19,076	82,193
BAE Systems PLC	15,453	102,590
Barclays PLC	81,271	135,085
Barratt Developments PLC	4,919	37,852
Berkeley Group Holdings PLC	606	28,883
BP PLC	99,464	605,382
British American Tobacco PLC	10,950	383,730
British Land Co. PLC REIT	4,565	28,318
BT Group PLC	40,808	82,249
Bunzl PLC	1,642	40,220
Burberry Group PLC	2,009	52,900
Centrica PLC	27,301	23,154
CNH Industrial NV	5,303	54,494
Coca-Cola European Partners PLC	1,096	61,749
Compass Group PLC	7,524	190,703
Croda International PLC	583	33,356
Diageo PLC	11,574	493,407
Direct Line Insurance Group PLC	7,127	24,551
easyJet PLC	958	11,230
Ferguson PLC	1,055	77,588
Fiat Chrysler Automobiles NV	5,229	68,032
G4S PLC	7,784	16,471
GlaxoSmithKline PLC	24,481	509,860
Halma PLC	1,967	46,983
Hargreaves Lansdown PLC	1,365	31,192
HSBC Holdings PLC	98,796	710,952
Imperial Brands PLC	4,565	118,010
Informa PLC	5,861	62,046
InterContinental Hotels Group PLC	854	53,256
Intertek Group PLC	737	48,677
ITV PLC	17,830	25,156
J Sainsbury PLC	8,365	19,960
John Wood Group PLC	3,076	14,107
Johnson Matthey PLC	877	31,054
Kingfisher PLC	11,019	26,072
Land Securities Group PLC REIT	3,369	31,787
Legal & General Group PLC	27,781	74,233
Lloyds Banking Group PLC	340,508	206,461
London Stock Exchange Group PLC	1,461	123,625
Marks & Spencer Group PLC	8,932	20,895
Meggitt PLC	3,916	29,495
Melrose Industries PLC	23,068	50,791
Merlin Entertainments PLC, 144A	2,903	15,956
Micro Focus International PLC	1,799	24,272
Mondi PLC	2,258	43,878
National Grid PLC	16,915	176,698
Next PLC	687	49,622
Ocado Group PLC*	2,154	33,955
Pearson PLC	3,911	39,566
Persimmon PLC	1,479	34,238
Prudential PLC	12,470	207,574
Reckitt Benckiser Group PLC	3,385	263,567
RELX PLC	9,298	222,486
Rentokil Initial PLC	8,778	48,086
Rio Tinto Ltd.	1,725	101,742
Rio Tinto PLC	5,498	277,600
Rolls-Royce Holdings PLC*	7,940	74,509
Royal Bank of Scotland Group PLC	21,828	49,256
RSA Insurance Group PLC	4,649	29,608
Sage Group PLC	5,134	43,767
Schroders PLC	567	18,835
Segro PLC REIT	5,176	49,441
Severn Trent PLC	1,242	31,298
Smith & Nephew PLC	4,177	99,873
Smiths Group PLC	2,007	40,771
Spirax-Sarco Engineering PLC	343	33,493
SSE PLC	4,662	65,293
St James’s Place PLC	2,634	29,416
Standard Chartered PLC	12,926	97,830
Standard Life Aberdeen PLC	11,999	36,399
Taylor Wimpey PLC	15,641	27,777
Tesco PLC	47,372	126,352
Unilever NV	6,966	432,104
Unilever PLC	5,300	335,092
United Utilities Group PLC	3,253	32,220
Vodafone Group PLC	129,267	244,180
Weir Group PLC	1,180	21,028

[815182.PARTF]52

Whitbread PLC		627	33,363
Wm Morrison Supermarkets PLC		9,836	21,854
WPP PLC		5,716	67,480

			9,340,301

United States(e) - 0.1%
Bausch Health Cos., Inc.*		1,521	32,410
Carnival PLC		897	37,634
Nexteer Automotive Group Ltd.		3,981	3,092

			73,136

TOTAL COMMON STOCKS (Cost $95,557,132)			95,524,779

PREFERRED STOCKS - 1.2%
Brazil - 0.7%
Banco Bradesco SA		19,282	153,427
Braskem SA, Class A*		896	6,106
Centrais Eletricas Brasileiras SA, Class B		1,629	18,469
Cia Brasileira de Distribuicao		602	12,729
Cia Energetica de Minas Gerais		5,128	18,278
Gerdau SA		4,941	15,356
Itau Unibanco Holding SA		23,243	190,502
Itausa - Investimentos Itau SA		20,842	61,856
Lojas Americanas SA		2,823	12,769
Petroleo Brasileiro SA		20,222	124,526
Telefonica Brasil SA		1,890	24,496

			638,514

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, Class B		457	11,273

Colombia - 0.0%
Bancolombia SA		2,635	32,713
Grupo Aval Acciones y Valores SA		18,630	6,954
Grupo de Inversiones Suramericana SA		15	135

			39,802

Germany - 0.3%
Bayerische Motoren Werke AG		177	9,513
FUCHS PETROLUB SE		370	12,923
Henkel AG & Co. KGaA		929	93,015
Porsche Automobil Holding SE		753	47,222
Sartorius AG		159	31,787
Volkswagen AG		886	142,266

			336,726

Russia - 0.0%
Surgutneftegas PJSC		34,136	16,500
Transneft PJSC		3	6,764

			23,264

South Korea - 0.2%
Amorepacific Corp.		58	3,457
Hyundai Motor Co.		118	7,404
Hyundai Motor Co. - 2nd Preferred		171	12,198
LG Chem Ltd.		27	4,012
Samsung Electronics Co. Ltd.		4,158	126,499

			153,570

TOTAL PREFERRED STOCKS (Cost $1,007,978)			1,203,149

	Principal Amount		Value
CORPORATE BONDS - 0.0%
India - 0.0%
Britannia Industries Ltd. 8.00%, 8/28/22 (Cost $2)(c)	INR $	9,360	2

	Number of Shares		Value
RIGHTS - 0.0%
Brazil - 0.0%
B2W Cia Digital*, expires 9/26/19		117	231

China - 0.0%
Zhengqi Financial Holding Corp.*, expires 12/31/49(c)		271	0

Taiwan - 0.0%
Shanghai Commercial & Savings Bank Ltd.*, expires 10/10/19		1,022	482
WPG Holdings Ltd.*, expires 9/10/19(c)		1,025	0

			482

TOTAL RIGHTS (Cost $0)			713

SECURITIES LENDING COLLATERAL - 0.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04%(f)(g) (Cost $916,159)		916,159	916,159

[815182.PARTF]53

CASH EQUIVALENTS - 2.1%
DWS Government Money Market Series “Institutional Shares”, 2.09%(f) (Cost $2,116,669)	2,116,669	2,116,669

TOTAL INVESTMENTS - 100.5% (Cost $99,597,940)		$99,761,471
Other assets and liabilities, net - (0.5%)		(499,519)

NET ASSETS - 100.0%		$99,261,952

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG(d)
64,295	—	—	—	3,998	—	—	9,455	68,293
SECURITIES LENDING COLLATERAL — 0.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04%(f)(g)
1,641,117	—	(724,958)(h)	—	—	6,319	—	916,159	916,159
CASH EQUIVALENTS — 2.1%
DWS Government Money Market Series “Institutional Shares”, 2.09%(f)
856,243	7,310,587	(6,050,161)	—	—	11,796	—	2,116,669	2,116,669

2,561,655	7,310,587	(6,775,119)	—	3,998	18,115	—	3,042,283	3,101,121

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2019 amounted to $1,415,630, which is 1.4% of net assets.

(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(e)	Securities are listed in country of domicile and trade on exchanges within the MSCI Europe US Dollar Hedged Index.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $641,421.

(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2019.

[815182.PARTF]54

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC	Joint Stock Company
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2019 the Xtrackers MSCI All World ex US Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$20,450,241	21.2%
Industrials	11,459,247	11.9
Consumer Discretionary	11,087,765	11.4
Consumer Staples	10,075,023	10.4
Health Care	8,435,673	8.7
Information Technology	8,422,656	8.7
Materials	7,073,964	7.4
Communication Services	6,782,200	7.0
Energy	6,379,601	6.6
Utilities	3,442,102	3.5
Real Estate	3,120,171	3.2

Total	$96,728,643	100.0%

[815182.PARTF]55

At August 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(i)
MINI S&P/TSX 60 Futures	CAD	4	$145,212	$147,439	9/19/2019	$1,159
MSCI EAFE Futures	USD	19	1,782,020	1,751,705	9/20/2019	(30,315)
MSCI Emerging Markets Index Futures	USD	10	510,120	492,000	9/20/2019	(18,120)

Total net unrealized depreciation						$(47,276)

(i)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2019.

As of August 31, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(j)	Unrealized Depreciation(j)
Goldman Sachs & Co.	9/5/2019	AED	669,700	USD	182,301	$—	$(19)
JP Morgan & Chase Co.	9/5/2019	AUD	241,000	USD	166,302	3,975	—
JP Morgan & Chase Co.	9/5/2019	AUD	5,165,000	USD	3,564,155	85,245	—
RBC Capital Markets	9/5/2019	AUD	1,849,300	USD	1,275,878	30,274	—
Goldman Sachs & Co.	9/5/2019	BRL	5,539,600	USD	1,468,533	131,239	—
JP Morgan & Chase Co.	9/5/2019	BRL	421,000	USD	111,615	9,983	—
JP Morgan & Chase Co.	9/5/2019	BRL	2,175,900	USD	576,703	51,427	—
Goldman Sachs & Co.	9/5/2019	CAD	5,044,100	USD	3,843,704	54,829	—
JP Morgan & Chase Co.	9/5/2019	CAD	1,758,000	USD	1,339,650	19,129	—
JP Morgan & Chase Co.	9/5/2019	CAD	168,000	USD	128,017	1,824	—
RBC Capital Markets	9/5/2019	CAD	2,020,300	USD	1,539,393	21,846	—
Goldman Sachs & Co.	9/5/2019	CHF	4,470,900	USD	4,528,755	9,471	—
JP Morgan & Chase Co.	9/5/2019	CHF	128,000	USD	129,687	302	—
JP Morgan & Chase Co.	9/5/2019	CHF	742,600	USD	752,205	1,569	—
RBC Capital Markets	9/5/2019	CHF	1,010,100	USD	1,023,166	2,135	—
Goldman Sachs & Co.	9/5/2019	CLP	159,063,400	USD	227,068	6,625	—
JP Morgan & Chase Co.	9/5/2019	CLP	13,480,400	USD	19,227	545	—
JP Morgan & Chase Co.	9/5/2019	CNH	3,015,400	USD	437,522	16,453	—

[815182.PARTF]56

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(j)	Unrealized Depreciation(j)
Goldman Sachs & Co.	9/5/2019	COP	332,003,700	USD	100,673	$4,253	$—
JP Morgan & Chase Co.	9/5/2019	COP	23,380,500	USD	7,088	298	—
Goldman Sachs & Co.	9/5/2019	CZK	1,161,500	USD	50,394	1,188	—
Goldman Sachs & Co.	9/5/2019	DKK	6,404,300	USD	957,631	13,286	—
JP Morgan & Chase Co.	9/5/2019	DKK	1,351,000	USD	202,015	2,804	—
Goldman Sachs & Co.	9/5/2019	EGP	632,000	USD	37,822	—	(306)
Goldman Sachs & Co.	9/5/2019	EUR	2,517,800	USD	2,810,749	42,460	—
JP Morgan & Chase Co.	9/5/2019	EUR	11,674,000	USD	13,032,282	196,871	—
JP Morgan & Chase Co.	9/5/2019	EUR	426,000	USD	475,559	7,178	—
RBC Capital Markets	9/5/2019	EUR	4,640,600	USD	5,179,350	77,071	—
Goldman Sachs & Co.	9/5/2019	GBP	1,247,800	USD	1,530,314	11,647	—
JP Morgan & Chase Co.	9/5/2019	GBP	6,270,200	USD	7,689,792	58,483	—
JP Morgan & Chase Co.	9/5/2019	GBP	416,000	USD	510,177	3,874	—
RBC Capital Markets	9/5/2019	GBP	1,471,000	USD	1,803,778	13,460	—
Goldman Sachs & Co.	9/5/2019	HKD	23,714,900	USD	3,030,387	5,702	—
JP Morgan & Chase Co.	9/5/2019	HKD	42,702,700	USD	5,457,246	10,788	—
JP Morgan & Chase Co.	9/5/2019	HKD	873,000	USD	111,564	218	—
Goldman Sachs & Co.	9/5/2019	HUF	5,831,900	USD	19,977	621	—
JP Morgan & Chase Co.	9/5/2019	HUF	16,042,500	USD	54,949	1,705	—
Goldman Sachs & Co.	9/5/2019	IDR	1,679,087,700	USD	119,220	941	—
JP Morgan & Chase Co.	9/5/2019	IDR	6,459,100,900	USD	458,776	3,784	—
Goldman Sachs & Co.	9/5/2019	ILS	708,300	USD	202,940	2,474	—
Goldman Sachs & Co.	9/5/2019	INR	752,700	USD	10,928	401	—
JP Morgan & Chase Co.	9/5/2019	INR	165,161,500	USD	2,390,873	81,147	—
Goldman Sachs & Co.	9/5/2019	JPY	224,243,700	USD	2,070,292	—	(41,326)
JP Morgan & Chase Co.	9/5/2019	JPY	296,646,800	USD	2,738,767	—	(54,644)
JP Morgan & Chase Co.	9/5/2019	JPY	52,561,000	USD	485,260	—	(9,687)
RBC Capital Markets	9/5/2019	JPY	273,398,500	USD	2,523,581	—	(50,909)
The Bank of New York Mellon	9/5/2019	JPY	946,314,300	USD	8,736,825	—	(174,260)
Goldman Sachs & Co.	9/5/2019	KRW	1,170,468,200	USD	991,124	24,561	—
JP Morgan & Chase Co.	9/5/2019	KRW	2,652,636,000	USD	2,244,953	54,427	—
Goldman Sachs & Co.	9/5/2019	MXN	2,305,000	USD	120,742	5,831	—
JP Morgan & Chase Co.	9/5/2019	MXN	968,700	USD	50,743	2,450	—
The Bank of New York Mellon	9/5/2019	MXN	9,408,000	USD	492,782	23,764	—
Goldman Sachs & Co.	9/5/2019	MYR	2,370,900	USD	573,901	10,573	—
Goldman Sachs & Co.	9/5/2019	NOK	1,882,200	USD	214,522	7,937	—
JP Morgan & Chase Co.	9/5/2019	NOK	276,700	USD	31,537	1,167	—

[815182.PARTF]57

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(j)	Unrealized Depreciation(j)
The Bank of New York Mellon	9/5/2019	NOK	2,007,700	USD	228,829	$8,470	$—
Goldman Sachs & Co.	9/5/2019	NZD	256,100	USD	169,151	7,759	—
JP Morgan & Chase Co.	9/5/2019	NZD	13,300	USD	8,784	403	—
Goldman Sachs & Co.	9/5/2019	PHP	13,280,600	USD	260,767	5,777	—
JP Morgan & Chase Co.	9/5/2019	PHP	561,200	USD	11,020	245	—
Goldman Sachs & Co.	9/5/2019	PLN	29,500	USD	7,671	260	—
JP Morgan & Chase Co.	9/5/2019	PLN	54,900	USD	14,274	482	—
The Bank of Nova Scotia	9/5/2019	PLN	1,035,000	USD	269,082	9,065	—
Goldman Sachs & Co.	9/5/2019	QAR	858,700	USD	234,694	—	(1,105)
Goldman Sachs & Co.	9/5/2019	RUB	50,361,400	USD	790,190	35,765	—
JP Morgan & Chase Co.	9/5/2019	RUB	15,852,000	USD	248,487	11,020	—
JP Morgan & Chase Co.	9/5/2019	SEK	4,701,200	USD	491,279	12,116	—
The Bank of Nova Scotia	9/5/2019	SEK	12,532,900	USD	1,309,350	31,953	—
Goldman Sachs & Co.	9/5/2019	SGD	212,300	USD	155,175	2,185	—
JP Morgan & Chase Co.	9/5/2019	SGD	1,013,900	USD	741,146	10,497	—
Goldman Sachs & Co.	9/5/2019	THB	23,200,900	USD	755,976	—	(3,009)
JP Morgan & Chase Co.	9/5/2019	TRY	911,400	USD	161,603	5,493	—
Goldman Sachs & Co.	9/5/2019	TWD	73,410,700	USD	2,365,112	25,879	—
JP Morgan & Chase Co.	9/5/2019	TWD	17,564,600	USD	565,323	5,627	—
Goldman Sachs & Co.	9/5/2019	USD	182,331	AED	669,700	—	(10)
JP Morgan & Chase Co.	9/5/2019	USD	3,642,547	AUD	5,406,000	—	(1,311)
RBC Capital Markets	9/5/2019	USD	1,246,053	AUD	1,849,300	—	(448)
Goldman Sachs & Co.	9/5/2019	USD	1,340,010	BRL	5,539,600	—	(2,716)
JP Morgan & Chase Co.	9/5/2019	USD	628,424	BRL	2,596,900	—	(1,517)
Goldman Sachs & Co.	9/5/2019	USD	3,796,110	CAD	5,044,100	—	(7,235)
JP Morgan & Chase Co.	9/5/2019	USD	1,449,474	CAD	1,926,000	—	(2,759)
RBC Capital Markets	9/5/2019	USD	1,520,394	CAD	2,020,300	—	(2,847)
Goldman Sachs & Co.	9/5/2019	USD	4,519,361	CHF	4,470,900	—	(77)
JP Morgan & Chase Co.	9/5/2019	USD	880,032	CHF	870,600	—	(11)
RBC Capital Markets	9/5/2019	USD	1,020,870	CHF	1,010,100	161	—
Goldman Sachs & Co.	9/5/2019	USD	221,118	CLP	159,063,400	—	(675)
JP Morgan & Chase Co.	9/5/2019	USD	18,734	CLP	13,480,400	—	(52)
JP Morgan & Chase Co.	9/5/2019	USD	421,302	CNH	3,015,400	—	(232)
Goldman Sachs & Co.	9/5/2019	USD	96,920	COP	332,003,700	—	(501)
JP Morgan & Chase Co.	9/5/2019	USD	6,841	COP	23,380,500	—	(51)
Goldman Sachs & Co.	9/5/2019	USD	49,268	CZK	1,161,500	—	(63)
Goldman Sachs & Co.	9/5/2019	USD	946,068	DKK	6,404,300	—	(1,724)

[815182.PARTF]58

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(j)	Unrealized Depreciation(j)
JP Morgan & Chase Co.	9/5/2019	USD	199,570	DKK	1,351,000	$—	$(359)
Goldman Sachs & Co.	9/5/2019	USD	38,150	EGP	632,000	—	(23)
Goldman Sachs & Co.	9/5/2019	USD	2,773,156	EUR	2,517,800	—	(4,868)
JP Morgan & Chase Co.	9/5/2019	USD	13,327,109	EUR	12,100,000	—	(23,317)
RBC Capital Markets	9/5/2019	USD	5,110,461	EUR	4,640,600	—	(8,182)
Goldman Sachs & Co.	9/5/2019	USD	1,519,765	GBP	1,247,800	—	(1,097)
JP Morgan & Chase Co.	9/5/2019	USD	8,143,457	GBP	6,686,200	—	(5,845)
RBC Capital Markets	9/5/2019	USD	1,791,457	GBP	1,471,000	—	(1,139)
Goldman Sachs & Co.	9/5/2019	USD	3,026,655	HKD	23,714,900	—	(1,970)
JP Morgan & Chase Co.	9/5/2019	USD	5,561,700	HKD	43,575,700	—	(3,895)
Goldman Sachs & Co.	9/5/2019	USD	19,402	HUF	5,831,900	—	(47)
JP Morgan & Chase Co.	9/5/2019	USD	53,373	HUF	16,042,500	—	(128)
Goldman Sachs & Co.	9/5/2019	USD	117,938	IDR	1,679,087,700	340	—
JP Morgan & Chase Co.	9/5/2019	USD	455,411	IDR	6,459,100,900	—	(420)
Goldman Sachs & Co.	9/5/2019	USD	200,628	ILS	708,300	—	(162)
Goldman Sachs & Co.	9/5/2019	USD	10,518	INR	752,700	8	—
JP Morgan & Chase Co.	9/5/2019	USD	2,189,083	INR	156,300,500	—	(3,275)
JP Morgan & Chase Co.	9/5/2019	USD	128,286	INR	8,861,000	—	(4,368)
Goldman Sachs & Co.	9/5/2019	USD	2,112,909	JPY	224,243,700	—	(1,291)
JP Morgan & Chase Co.	9/5/2019	USD	3,290,356	JPY	349,207,800	—	(1,998)
RBC Capital Markets	9/5/2019	USD	2,575,708	JPY	273,398,500	—	(1,217)
The Bank of New York Mellon	9/5/2019	USD	8,916,558	JPY	946,314,300	—	(5,473)
Goldman Sachs & Co.	9/5/2019	USD	967,649	KRW	1,170,468,200	—	(1,086)
JP Morgan & Chase Co.	9/5/2019	USD	2,192,442	KRW	2,652,636,000	—	(1,917)
Goldman Sachs & Co.	9/5/2019	USD	114,843	MXN	2,305,000	68	—
JP Morgan & Chase Co.	9/5/2019	USD	48,265	MXN	968,700	28	—
The Bank of New York Mellon	9/5/2019	USD	468,766	MXN	9,408,000	252	—
Goldman Sachs & Co.	9/5/2019	USD	561,532	MYR	2,370,900	1,796	—
Goldman Sachs & Co.	9/5/2019	USD	206,708	NOK	1,882,200	—	(123)
JP Morgan & Chase Co.	9/5/2019	USD	30,388	NOK	276,700	—	(18)
The Bank of New York Mellon	9/5/2019	USD	220,489	NOK	2,007,700	—	(130)
Goldman Sachs & Co.	9/5/2019	USD	161,534	NZD	256,100	—	(142)
JP Morgan & Chase Co.	9/5/2019	USD	8,389	NZD	13,300	—	(7)
Goldman Sachs & Co.	9/5/2019	USD	254,632	PHP	13,280,600	358	—
JP Morgan & Chase Co.	9/5/2019	USD	10,780	PHP	561,200	—	(5)
Goldman Sachs & Co.	9/5/2019	USD	7,427	PLN	29,500	—	(16)
JP Morgan & Chase Co.	9/5/2019	USD	13,823	PLN	54,900	—	(30)

[815182.PARTF]59

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(j)	Unrealized Depreciation(j)
The Bank of Nova Scotia	9/5/2019	USD	259,806	PLN	1,035,000	$210	$—
Goldman Sachs & Co.	9/5/2019	USD	234,617	QAR	858,700	1,182	—
Goldman Sachs & Co.	9/5/2019	USD	755,845	RUB	50,361,400	—	(1,420)
JP Morgan & Chase Co.	9/5/2019	USD	237,915	RUB	15,852,000	—	(448)
JP Morgan & Chase Co.	9/5/2019	USD	479,444	SEK	4,701,200	—	(282)
The Bank of Nova Scotia	9/5/2019	USD	1,275,592	SEK	12,532,900	1,805	—
Goldman Sachs & Co.	9/5/2019	USD	153,045	SGD	212,300	—	(55)
JP Morgan & Chase Co.	9/5/2019	USD	730,926	SGD	1,013,900	—	(277)
Goldman Sachs & Co.	9/5/2019	USD	758,075	THB	23,200,900	909	—
JP Morgan & Chase Co.	9/5/2019	USD	156,298	TRY	911,400	—	(188)
Goldman Sachs & Co.	9/5/2019	USD	2,339,410	TWD	73,410,700	—	(177)
JP Morgan & Chase Co.	9/5/2019	USD	560,364	TWD	17,564,600	—	(667)
Goldman Sachs & Co.	9/5/2019	USD	1,076,590	ZAR	16,351,400	666	—
JP Morgan & Chase Co.	9/5/2019	USD	385,895	ZAR	5,861,000	236	—
Goldman Sachs & Co.	9/5/2019	ZAR	16,351,400	USD	1,148,874	71,618	—
JP Morgan & Chase Co.	9/5/2019	ZAR	5,861,000	USD	411,802	25,670	—
Goldman Sachs & Co.	10/3/2019	AED	669,700	USD	182,311	7	—
JP Morgan & Chase Co.	10/3/2019	AUD	5,406,000	USD	3,645,569	1,186	—
RBC Capital Markets	10/3/2019	AUD	1,849,300	USD	1,247,105	424	—
Goldman Sachs & Co.	10/3/2019	BRL	5,539,600	USD	1,337,680	2,933	—
JP Morgan & Chase Co.	10/3/2019	BRL	2,596,900	USD	627,361	1,648	—
Goldman Sachs & Co.	10/3/2019	CAD	5,044,100	USD	3,797,839	7,291	—
JP Morgan & Chase Co.	10/3/2019	CAD	1,926,000	USD	1,450,124	2,771	—
JP Morgan & Chase Co.	10/3/2019	CAD	204,000	USD	153,594	291	—
RBC Capital Markets	10/3/2019	CAD	2,020,300	USD	1,521,093	2,874	—
Goldman Sachs & Co.	10/3/2019	CHF	4,470,900	USD	4,531,136	145	—
JP Morgan & Chase Co.	10/3/2019	CHF	870,600	USD	882,322	20	—
JP Morgan & Chase Co.	10/3/2019	CHF	92,000	USD	93,239	3	—
RBC Capital Markets	10/3/2019	CHF	1,010,100	USD	1,023,518	—	(158)
Goldman Sachs & Co.	10/3/2019	CLP	159,063,400	USD	221,072	564	—
JP Morgan & Chase Co.	10/3/2019	CLP	13,480,400	USD	18,736	48	—
Goldman Sachs & Co.	10/3/2019	COP	332,003,700	USD	96,822	512	—
JP Morgan & Chase Co.	10/3/2019	COP	23,380,500	USD	6,833	51	—
Goldman Sachs & Co.	10/3/2019	CZK	1,161,500	USD	49,285	62	—
Goldman Sachs & Co.	10/3/2019	DKK	6,404,300	USD	948,224	1,688	—
JP Morgan & Chase Co.	10/3/2019	DKK	1,351,000	USD	200,035	362	—
RBC Capital Markets	10/3/2019	DKK	716,000	USD	106,009	186	—

[815182.PARTF]60

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(j)	Unrealized Depreciation(j)
Goldman Sachs & Co.	10/3/2019	EGP	632,000	USD	37,799	$5	$—
Goldman Sachs & Co.	10/3/2019	EUR	2,517,800	USD	2,779,274	4,831	—
JP Morgan & Chase Co.	10/3/2019	EUR	12,100,000	USD	13,356,428	23,058	—
RBC Capital Markets	10/3/2019	EUR	4,640,600	USD	5,121,691	8,068	—
Goldman Sachs & Co.	10/3/2019	GBP	1,247,800	USD	1,521,648	1,090	—
JP Morgan & Chase Co.	10/3/2019	GBP	6,686,200	USD	8,153,600	5,852	—
RBC Capital Markets	10/3/2019	GBP	1,471,000	USD	1,793,664	1,115	—
Goldman Sachs & Co.	10/3/2019	HKD	23,714,900	USD	3,026,462	1,890	—
JP Morgan & Chase Co.	10/3/2019	HKD	43,575,700	USD	5,560,909	3,313	—
Goldman Sachs & Co.	10/3/2019	HUF	5,831,900	USD	19,435	47	—
JP Morgan & Chase Co.	10/3/2019	HUF	16,042,500	USD	53,460	126	—
Goldman Sachs & Co.	10/3/2019	IDR	1,679,087,700	USD	117,378	—	(378)
JP Morgan & Chase Co.	10/3/2019	IDR	6,459,100,900	USD	453,238	255	—
Goldman Sachs & Co.	10/3/2019	ILS	708,300	USD	200,950	166	—
RBC Capital Markets	10/3/2019	ILS	165,000	USD	46,803	30	—
Goldman Sachs & Co.	10/3/2019	JPY	224,243,700	USD	2,117,364	1,333	—
JP Morgan & Chase Co.	10/3/2019	JPY	349,207,800	USD	3,297,213	1,983	—
RBC Capital Markets	10/3/2019	JPY	273,398,500	USD	2,581,070	1,199	—
The Bank of New York Mellon	10/3/2019	JPY	946,314,300	USD	8,934,995	5,290	—
Goldman Sachs & Co.	10/3/2019	MXN	2,305,000	USD	114,290	—	(64)
JP Morgan & Chase Co.	10/3/2019	MXN	968,700	USD	48,030	—	(29)
The Bank of New York Mellon	10/3/2019	MXN	9,408,000	USD	466,512	—	(231)
Goldman Sachs & Co.	10/3/2019	MYR	2,370,900	USD	560,271	—	(895)
Goldman Sachs & Co.	10/3/2019	NOK	1,882,200	USD	206,852	124	—
JP Morgan & Chase Co.	10/3/2019	NOK	276,700	USD	30,409	18	—
The Bank of New York Mellon	10/3/2019	NOK	2,007,700	USD	220,645	132	—
Goldman Sachs & Co.	10/3/2019	NZD	256,100	USD	161,660	138	—
JP Morgan & Chase Co.	10/3/2019	NZD	13,300	USD	8,395	7	—
Goldman Sachs & Co.	10/3/2019	PHP	13,280,600	USD	254,194	—	(132)
JP Morgan & Chase Co.	10/3/2019	PHP	561,200	USD	10,753	6	—
Goldman Sachs & Co.	10/3/2019	PLN	29,500	USD	7,431	16	—
JP Morgan & Chase Co.	10/3/2019	PLN	54,900	USD	13,829	30	—
The Bank of Nova Scotia	10/3/2019	PLN	1,035,000	USD	259,888	—	(254)
Goldman Sachs & Co.	10/3/2019	QAR	858,700	USD	234,714	—	(1,129)
Goldman Sachs & Co.	10/3/2019	RUB	50,361,400	USD	753,012	1,436	—
JP Morgan & Chase Co.	10/3/2019	RUB	4,548,000	USD	67,998	126	—
JP Morgan & Chase Co.	10/3/2019	RUB	15,852,000	USD	237,014	444	—

[815182.PARTF]61

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(j)	Unrealized Depreciation(j)
JP Morgan & Chase Co.	10/3/2019	SEK	4,701,200	USD	480,359	$279	$—
The Bank of Nova Scotia	10/3/2019	SEK	12,532,900	USD	1,277,961	—	(1,879)
Goldman Sachs & Co.	10/3/2019	SGD	212,300	USD	153,090	49	—
JP Morgan & Chase Co.	10/3/2019	SGD	1,013,900	USD	731,152	263	—
Goldman Sachs & Co.	10/3/2019	THB	23,200,900	USD	757,086	—	(2,479)
Goldman Sachs & Co.	10/3/2019	THB	1,302,000	USD	42,570	—	(56)
JP Morgan & Chase Co.	10/3/2019	TRY	911,400	USD	154,461	108	—
Goldman Sachs & Co.	10/3/2019	TWD	73,410,700	USD	2,344,641	—	(5,307)
JP Morgan & Chase Co.	10/3/2019	TWD	17,564,600	USD	561,654	—	(606)
RBC Capital Markets	10/3/2019	USD	152,413	AUD	226,000	—	(58)
Goldman Sachs & Co.	10/3/2019	USD	451,208	GBP	370,000	—	(329)
Goldman Sachs & Co.	10/3/2019	USD	573,981	HKD	4,497,000	—	(439)
The Bank of New York Mellon	10/3/2019	USD	720,474	JPY	76,305,000	—	(437)
The Bank of Nova Scotia	10/3/2019	USD	83,279	SEK	815,000	—	(52)
Goldman Sachs & Co.	10/3/2019	USD	52,547	ZAR	801,000	30	—
Goldman Sachs & Co.	10/3/2019	ZAR	16,351,400	USD	1,072,592	—	(690)
JP Morgan & Chase Co.	10/3/2019	ZAR	5,861,000	USD	384,462	—	(245)
Goldman Sachs & Co.	10/4/2019	INR	752,700	USD	10,476	30	—
JP Morgan & Chase Co.	10/4/2019	INR	156,300,500	USD	2,179,619	10,461	—
JP Morgan & Chase Co.	10/4/2019	INR	5,383,000	USD	74,805	99	—
Goldman Sachs & Co.	10/4/2019	KRW	1,170,468,200	USD	968,289	443	—
JP Morgan & Chase Co.	10/4/2019	KRW	2,652,636,000	USD	2,193,947	515	—
Goldman Sachs & Co.	10/4/2019	USD	202,337	KRW	244,346,000	—	(290)
JP Morgan & Chase Co.	10/9/2019	CNH	1,044,000	USD	145,697	85	—
JP Morgan & Chase Co.	10/9/2019	CNH	3,015,400	USD	420,830	256	—

Total unrealized appreciation (depreciation)						$1,494,350	$(449,693)

(j)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2019.

[815182.PARTF]62

Currency Abbreviations

AED	Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

[815182.PARTF]63

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(k)	$95,495,646	$—	$29,133	$95,524,779
Preferred Stocks(k)	1,203,149	—	—	1,203,149
Corporate Bonds	—	—	2	2
Rights(k)	713	—	0	713
Short-Term Investments(k)	3,032,828	—	—	3,032,828
Derivatives(l)
Forward Foreign Currency Contracts	—	1,494,350	—	1,494,350
Futures Contracts	1,159	—	—	1,159

TOTAL	$99,733,495	$1,494,350	$29,135	$101,256,980

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(l)
Forward Foreign Currency Contracts	$—	$(449,693)	$—	$(449,693)
Futures Contracts	(48,435)	—	—	(48,435)

TOTAL	$(48,435)	$(449,693)	$—	$(498,128)

(k)	See Schedule of Investments for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended August 31, 2019, the amount of transfers from Level 1 to Level 3 was $5,056. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.

[815182.PARTF]64

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF

August 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 94.3%
Argentina - 0.2%
Banco BBVA Argentina SA, ADR	1,620	$6,837
Banco Macro SA, ADR(a)	903	21,049
Globant SA*	672	63,793
Grupo Financiero Galicia SA, ADR(a)	2,060	22,330
Pampa Energia SA, ADR*(a)	1,287	16,705
Telecom Argentina SA, ADR(a)	1,600	14,304
Transportadora de Gas del Sur SA, ADR	1,280	9,600
YPF SA, ADR	3,341	28,599

		183,217

Australia - 0.0%
MMG Ltd.*	46,263	9,559

Belgium - 0.0%
Titan Cement International SA*	437	8,789

Brazil - 4.8%
Ambev SA	89,870	406,271
Atacadao SA	8,144	43,857
B2W Cia Digital*	4,350	49,372
B3 SA - Brasil Bolsa Balcao	38,861	420,423
Banco Bradesco SA	23,838	174,424
Banco BTG Pactual SA	3,972	56,189
Banco do Brasil SA	16,265	181,621
Banco Santander Brasil SA	7,791	80,149
BB Seguridade Participacoes SA	13,795	108,834
BR Malls Participacoes SA	14,073	45,811
BRF SA*	11,279	103,883
CCR SA	22,365	87,764
Centrais Eletricas Brasileiras SA	3,852	42,734
Cia de Saneamento Basico do Estado de Sao Paulo	6,682	83,424
Cia Siderurgica Nacional SA	12,469	43,240
Cielo SA	23,169	43,362
Cosan SA	3,398	41,021
Embraer SA	12,965	56,199
Energisa SA	3,119	35,770
Engie Brasil Energia SA	4,253	46,197
Equatorial Energia SA	3,348	77,430
Hypera SA	7,477	58,086
IRB Brasil Resseguros S/A	4,482	117,435
JBS SA	21,118	151,156
Klabin SA	12,555	45,660
Kroton Educacional SA	28,301	68,890
Localiza Rent a Car SA	10,594	120,343
Lojas Renner SA	14,862	181,423
M Dias Branco SA	2,319	20,272
Magazine Luiza SA	11,814	103,533
Multiplan Empreendimentos Imobiliarios SA	5,383	33,785
Natura Cosmeticos SA	3,600	57,360
Notre Dame Intermedica Participacoes SA	6,141	83,165
Petrobras Distribuidora SA	13,313	92,590
Petroleo Brasileiro SA	56,879	388,305
Porto Seguro SA	1,895	25,627
Raia Drogasil SA	4,534	100,775
Rumo SA*	20,750	110,740
Sul America SA	4,331	50,673
Suzano SA	10,604	74,466
TIM Participacoes SA	17,722	52,640
Ultrapar Participacoes SA	13,876	55,022
Vale SA*	60,378	664,435
WEG SA	15,922	86,512

		4,970,868

Chile - 0.8%
Aguas Andinas SA, Class A	55,785	30,691
Banco de Chile	860,174	122,541
Banco de Credito e Inversiones SA	920	58,010
Banco Santander Chile	1,286,086	91,876
Cencosud SA	29,937	44,806
Cia Cervecerias Unidas SA	3,068	34,821
Colbun SA	168,366	29,982
Empresa Nacional de Telecomunicaciones SA*	3,214	27,989
Empresas CMPC SA	20,423	47,124
Empresas COPEC SA	7,521	67,758
Enel Americas SA	703,836	115,290
Enel Chile SA	553,658	47,739
Itau CorpBanca	3,279,847	25,453
Latam Airlines Group SA	5,169	43,409
SACI Falabella	12,841	72,070

		859,559

China - 27.6%
3SBio, Inc., 144A*	25,375	39,096
51job, Inc., ADR*(a)	503	36,181
58.com, Inc., ADR*	1,811	97,414
AAC Technologies Holdings, Inc.	14,827	64,108
AECC Aviation Power Co. Ltd., Class A	2,500	8,226
Agile Group Holdings Ltd.	25,518	32,612
Agricultural Bank of China Ltd., Class A	66,800	31,721
Agricultural Bank of China Ltd., Class H	559,294	215,431
Aier Eye Hospital Group Co. Ltd., Class A	2,730	12,880
Air China Ltd., Class A	1,000	1,102
Air China Ltd., Class H	38,887	33,677
Aisino Corp., Class A	500	1,492

[815182.PARTF]65

Alibaba Group Holding Ltd., ADR*	27,143	4,750,839
Aluminum Corp. of China Ltd., Class A*	18,200	9,151
Aluminum Corp. of China Ltd., Class H*	54,532	15,997
Angang Steel Co. Ltd., Class A	21,190	9,234
Angang Steel Co. Ltd., Class H	21,929	7,608
Anhui Conch Cement Co. Ltd., Class A	3,000	16,521
Anhui Conch Cement Co. Ltd., Class H	23,900	134,583
ANTA Sports Products Ltd.	20,962	173,783
Anxin Trust Co. Ltd., Class A*	1,400	894
Autohome, Inc., ADR*(a)	1,157	100,844
AVIC Aircraft Co. Ltd., Class A	5,400	12,120
Avic Capital Co. Ltd., Class A	2,300	1,500
AVIC Shenyang Aircraft Co. Ltd., Class A*	2,600	11,940
AviChina Industry & Technology Co. Ltd., Class H	44,336	23,185
BAIC Motor Corp. Ltd., Class H, 144A	33,549	18,913
Baidu, Inc., ADR*	5,337	557,556
Bank of Beijing Co. Ltd., Class A	16,900	12,392
Bank of China Ltd., Class A	37,100	18,291
Bank of China Ltd., Class H	1,490,785	568,523
Bank of Communications Co. Ltd., Class A	37,300	28,183
Bank of Communications Co. Ltd., Class H	163,154	106,752
Bank of Guiyang Co. Ltd., Class A	840	962
Bank of Hangzhou Co. Ltd., Class A	1,260	1,404
Bank of Jiangsu Co. Ltd., Class A	13,479	12,575
Bank of Nanjing Co. Ltd., Class A	8,900	9,696
Bank of Ningbo Co. Ltd., Class A	4,200	13,398
Bank of Shanghai Co. Ltd., Class A	13,540	17,057
Baoshan Iron & Steel Co. Ltd., Class A	15,000	12,172
Baozun, Inc., ADR*(a)	830	37,981
BBMG Corp., Class A	23,600	11,108
BBMG Corp., Class H	43,371	12,336
Beijing Capital International Airport Co. Ltd., Class H	32,004	26,859
Beijing Dabeinong Technology Group Co. Ltd., Class A	2,100	1,634
Beijing Shiji Information Technology Co. Ltd., Class A	200	950
Beijing Tongrentang Co. Ltd., Class A	300	1,165
BOE Technology Group Co. Ltd., Class A	35,400	18,096
BYD Co. Ltd., Class A	1,300	8,978
BYD Co. Ltd., Class H	12,560	65,040
BYD Electronic International Co. Ltd.	12,934	15,556
Caitong Securities Co. Ltd., Class A	7,500	10,077
CGN Power Co. Ltd., Class H, 144A	186,279	49,181
Changjiang Securities Co. Ltd., Class A	1,400	1,359
China Aoyuan Group Ltd.	23,030	27,141
China Cinda Asset Management Co. Ltd., Class H	187,819	39,047
China CITIC Bank Corp. Ltd., Class A	1,400	1,093
China CITIC Bank Corp. Ltd., Class H	163,921	85,720
China Coal Energy Co. Ltd., Class H	37,004	14,678
China Communications Construction Co. Ltd., Class A	700	976
China Communications Construction Co. Ltd., Class H	90,389	70,094
China Communications Services Corp. Ltd., Class H	52,647	29,478
China Conch Venture Holdings Ltd.	32,589	108,486
China Construction Bank Corp., Class A	10,400	10,022
China Construction Bank Corp., Class H	1,838,518	1,364,749
China Eastern Airlines Corp. Ltd., Class A*	2,000	1,416
China Eastern Airlines Corp. Ltd., Class H*	25,444	11,975
China Everbright Bank Co. Ltd., Class A	36,300	19,063
China Everbright Bank Co. Ltd., Class H	50,955	21,252
China Evergrande Group(a)	35,835	74,226
China Film Co. Ltd., Class A	500	991
China Fortune Land Development Co. Ltd., Class A	2,500	9,316
China Galaxy Securities Co. Ltd., Class H	71,341	34,031
China Gezhouba Group Co. Ltd., Class A	1,200	905
China Grand Automotive Services Group Co. Ltd., Class A	1,400	780
China Hongqiao Group Ltd.	33,065	21,677
China Huarong Asset Management Co. Ltd., Class H, 144A	194,430	30,502
China International Capital Corp. Ltd., Class H, 144A(a)	25,645	44,353
China International Marine Containers Group Co. Ltd., Class A	360	499

[815182.PARTF]66

China International Travel Service Corp. Ltd., Class A	1,600	21,336
China Life Insurance Co. Ltd., Class A	2,400	9,670
China Life Insurance Co. Ltd., Class H	142,195	332,618
China Literature Ltd., 144A*	3,352	10,303
China Longyuan Power Group Corp. Ltd., Class H	64,113	35,244
China Medical System Holdings Ltd.	26,482	33,033
China Merchants Bank Co. Ltd., Class A	17,863	85,523
China Merchants Bank Co. Ltd., Class H	73,923	336,597
China Merchants Securities Co. Ltd., Class A	5,500	12,275
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	4,700	12,964
China Minsheng Banking Corp. Ltd., Class A	34,200	27,752
China Minsheng Banking Corp. Ltd., Class H	134,091	88,249
China Molybdenum Co. Ltd., Class A	15,700	7,872
China Molybdenum Co. Ltd., Class H	72,880	19,799
China National Building Material Co. Ltd., Class H	71,134	60,969
China National Chemical Engineering Co. Ltd., Class A	14,200	10,967
China National Nuclear Power Co. Ltd., Class A	12,400	9,335
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	7,500	12,172
China Oilfield Services Ltd., Class H	30,121	37,265
China Oriental Group Co. Ltd.	22,193	8,775
China Pacific Insurance Group Co. Ltd., Class A	5,700	30,092
China Pacific Insurance Group Co. Ltd., Class H	49,715	199,104
China Petroleum & Chemical Corp., Class A	18,100	12,589
China Petroleum & Chemical Corp., Class H	480,726	281,431
China Railway Construction Corp. Ltd., Class A	7,500	9,532
China Railway Construction Corp. Ltd., Class H	41,993	45,312
China Railway Group Ltd., Class A	19,600	16,452
China Railway Group Ltd., Class H	71,328	46,670
China Railway Signal & Communication Corp. Ltd., Class H, 144A	28,909	17,330
China Reinsurance Group Corp., Class H	118,567	19,357
China Resources Pharmaceutical Group Ltd., 144A	25,063	25,893
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	200	825
China Shenhua Energy Co. Ltd., Class A	4,200	10,963
China Shenhua Energy Co. Ltd., Class H	62,810	122,730
China Shipbuilding Industry Co. Ltd., Class A	15,100	12,822
China Shipbuilding Industry Group Power Co. Ltd., Class A*	400	1,402
China South Publishing & Media Group Co. Ltd., Class A	6,700	11,500
China Southern Airlines Co. Ltd., Class A	1,800	1,652
China Southern Airlines Co. Ltd., Class H	38,690	21,762
China Spacesat Co. Ltd., Class A	300	975
China State Construction Engineering Corp. Ltd., Class A	36,540	27,915
China Telecom Corp. Ltd., Class H	263,721	118,063
China Tower Corp. Ltd., Class H, 144A	793,178	181,086
China United Network Communications Ltd., Class A	25,796	21,076
China Vanke Co. Ltd., Class A	8,800	31,710
China Vanke Co. Ltd., Class H	27,369	94,600
China Yangtze Power Co. Ltd., Class A	18,900	49,151
China Zhongwang Holdings Ltd.	29,604	12,158
Chinese Universe Publishing and Media Group Co. Ltd., Class A	300	525
Chongqing Changan Automobile Co. Ltd., Class A	1,000	1,117
Chongqing Rural Commercial Bank Co. Ltd., Class H	34,240	16,551
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,800	12,014
CIFI Holdings Group Co. Ltd.	50,783	27,333
CITIC Guoan Information Industry Co. Ltd., Class A*	1,000	517
CITIC Securities Co. Ltd., Class A	9,200	28,679
CITIC Securities Co. Ltd., Class H	37,418	67,005
CNOOC Ltd.	338,460	505,074
Contemporary Amperex Technology Co. Ltd., Class A	600	6,056
COSCO SHIPPING Development Co. Ltd., Class A	2,000	737

[815182.PARTF]67

COSCO SHIPPING Energy Transportation Co., Ltd., Class H	20,799	11,778
COSCO SHIPPING Holdings Co. Ltd., Class A*	1,900	1,218
COSCO SHIPPING Holdings Co. Ltd., Class H*	49,155	17,554
Country Garden Holdings Co. Ltd.	144,239	179,370
Country Garden Services Holdings Co. Ltd.	21,629	62,622
CRRC Corp. Ltd., Class A	19,500	19,827
CRRC Corp. Ltd., Class H	88,417	60,784
CSPC Pharmaceutical Group Ltd.	90,040	180,071
Ctrip.com International Ltd., ADR*	7,955	257,583
Dali Foods Group Co. Ltd., 144A	38,450	25,599
Daqin Railway Co. Ltd., Class A	13,100	14,161
Datang International Power Generation Co. Ltd., Class H	52,047	11,418
DHC Software Co. Ltd., Class A	800	765
Dong-E-E-Jiao Co. Ltd., Class A	200	880
Dongfang Electric Corp. Ltd., Class A	7,500	9,836
Dongfeng Motor Group Co. Ltd., Class H	57,772	53,643
Dongxing Securities Co. Ltd., Class A	600	896
East Money Information Co. Ltd., Class A	5,700	11,519
ENN Energy Holdings Ltd.	14,919	170,304
Everbright Securities Co. Ltd., Class A	8,100	12,184
Fangda Carbon New Material Co. Ltd., Class A*	596	854
Financial Street Holdings Co. Ltd., Class A	800	819
First Capital Securities Co. Ltd., Class A	900	792
Focus Media Information Technology Co. Ltd., Class A	12,720	9,540
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,900	30,429
Fosun International Ltd.	50,316	64,689
Founder Securities Co. Ltd., Class A	2,100	1,945
Foxconn Industrial Internet Co. Ltd., Class A	3,700	7,343
Future Land Development Holdings Ltd.	37,004	29,262
Fuyao Glass Industry Group Co. Ltd., Class A	500	1,531
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	10,763	30,681
Ganfeng Lithium Co. Ltd., Class A	200	582
GD Power Development Co. Ltd., Class A	20,300	6,975
GDS Holdings Ltd., ADR*(a)	1,157	46,673
Gemdale Corp., Class A	7,800	12,234
Genscript Biotech Corp.*	17,104	38,351
GF Securities Co. Ltd., Class A*	7,200	13,354
GF Securities Co. Ltd., Class H*	20,617	21,168
Giant Network Group Co. Ltd., Class A	300	727
GoerTek, Inc., Class A	4,400	8,087
GOME Retail Holdings Ltd.*	216,093	19,569
Great Wall Motor Co. Ltd., Class H	66,002	41,923
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,600	20,154
Greenland Holdings Corp. Ltd., Class A	13,173	12,198
Greentown Service Group Co. Ltd.	17,691	16,178
Guangshen Railway Co. Ltd., Class A	25,600	11,084
Guangzhou Automobile Group Co. Ltd., Class A	560	917
Guangzhou Automobile Group Co. Ltd., Class H	55,259	55,679
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	2,300	11,853
Guangzhou Haige Communications Group, Inc. Co., Class A	600	831
Guangzhou R&F Properties Co. Ltd., Class H	17,009	27,378
Guosen Securities Co. Ltd., Class A	1,000	1,804
Guotai Junan Securities Co. Ltd., Class A	6,600	15,753
Guotai Junan Securities Co. Ltd., Class H, 144A	16,914	24,118
Guoyuan Securities Co. Ltd., Class A	9,600	11,370
Haidilao International Holding Ltd., 144A	7,000	32,588
Haier Smart Home Co. Ltd., Class A	5,200	11,555
Haitian International Holdings Ltd.	11,053	20,808
Haitong Securities Co. Ltd., Class A	8,300	15,835
Haitong Securities Co. Ltd., Class H	54,978	52,381
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	8,100	34,979
Hangzhou Robam Appliances Co. Ltd., Class A	200	699
Hangzhou Tigermed Consulting Co. Ltd., Class A	600	5,112
Henan Shuanghui Investment & Development Co. Ltd., Class A	2,308	7,208
Hengan International Group Co. Ltd.	13,388	88,110
Hengli Petrochemical Co. Ltd., Class A	6,580	12,609

[815182.PARTF]68

HengTen Networks Group Ltd.*	439,572	7,008
Hengtong Optic-electric Co. Ltd., Class A	420	840
Hengyi Petrochemical Co. Ltd., Class A	5,900	9,311
Hesteel Co. Ltd., Class A	2,700	965
Hithink RoyalFlush Information Network Co. Ltd., Class A	500	6,219
HLA Corp. Ltd., Class A	600	705
Hua Hong Semiconductor Ltd., 144A	9,412	15,750
Huaan Securities Co. Ltd., Class A	900	804
Huadian Power International Corp. Ltd., Class A	2,000	1,050
Huadian Power International Corp. Ltd., Class H	26,589	10,377
Huadong Medicine Co. Ltd., Class A	3,000	11,987
Huaneng Power International, Inc., Class A	1,200	1,056
Huaneng Power International, Inc., Class H	75,029	41,245
Huaneng Renewables Corp. Ltd., Class H(b)	81,097	22,445
Huatai Securities Co. Ltd., Class A	6,200	16,418
Huatai Securities Co. Ltd., Class H, 144A	29,529	43,011
Huaxia Bank Co. Ltd., Class A	15,100	15,269
Huayu Automotive Systems Co. Ltd., Class A	4,100	14,276
Huazhu Group Ltd., ADR(a)	2,598	85,812
Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,000	980
Hubei Energy Group Co. Ltd., Class A	1,100	619
Hundsun Technologies, Inc., Class A	260	2,698
Iflytek Co. Ltd., Class A*	3,050	14,015
Industrial & Commercial Bank of China Ltd., Class A	49,800	37,489
Industrial & Commercial Bank of China Ltd., Class H	1,242,452	784,416
Industrial Bank Co. Ltd., Class A	18,500	44,364
Industrial Securities Co. Ltd., Class A	1,700	1,441
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	49,800	10,433
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	23,100	9,517
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	5,100	20,407
Inner Mongolia Yitai Coal Co. Ltd., Class B	21,400	19,046
iQIYI, Inc., ADR*(a)	2,487	45,487
JD.com, Inc., ADR*	13,917	424,469
Jiangsu Expressway Co. Ltd., Class H	26,010	34,501
Jiangsu Hengrui Medicine Co. Ltd., Class A	3,360	37,565
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	1,100	17,204
Jiangxi Copper Co. Ltd., Class A	500	999
Jiangxi Copper Co. Ltd., Class H	21,363	24,032
Jinduicheng Molybdenum Co. Ltd., Class A	700	650
Jinke Properties Group Co. Ltd., Class A	13,500	12,746
Jointown Pharmaceutical Group Co. Ltd., Class A	500	931
Kaisa Group Holdings Ltd.*	45,378	15,685
Kingdee International Software Group Co. Ltd.	47,148	42,696
Kingsoft Corp. Ltd.*	16,702	30,803
Kweichow Moutai Co. Ltd., Class A	1,100	175,447
KWG Group Holdings Ltd.*	24,576	21,409
Legend Holdings Corp., Class H, 144A	6,377	13,713
Lenovo Group Ltd.	134,330	88,407
Lepu Medical Technology Beijing Co. Ltd., Class A	3,200	12,031
Li Ning Co. Ltd.	37,768	111,516
Liaoning Cheng Da Co. Ltd., Class A*	400	778
Logan Property Holdings Co. Ltd.	26,589	37,508
Longfor Group Holdings Ltd., 144A	34,518	123,052
LONGi Green Energy Technology Co. Ltd., Class A	3,250	12,551
Luxshare Precision Industry Co. Ltd., Class A	5,785	19,779
Luye Pharma Group Ltd., 144A	21,980	17,073
Luzhou Laojiao Co. Ltd., Class A	1,200	16,237
Maanshan Iron & Steel Co. Ltd., Class A	1,500	561
Maanshan Iron & Steel Co. Ltd., Class H	34,151	12,806
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	1,008	1,746
Meitu, Inc., 144A*	56,372	14,236
Meituan Dianping, Class B*	19,436	184,310
Metallurgical Corp. of China Ltd., Class A	23,200	8,911
Metallurgical Corp. of China Ltd., Class H	40,488	9,037
Midea Group Co. Ltd., Class A	2,950	21,746
Momo, Inc., ADR(a)	2,786	102,469
Muyuan Foodstuff Co. Ltd., Class A	1,460	16,394
NARI Technology Co. Ltd., Class A	4,100	9,906
NetEase, Inc., ADR	1,336	340,680

[815182.PARTF]69

New China Life Insurance Co. Ltd., Class A	2,100	14,146
New China Life Insurance Co. Ltd., Class H	15,359	60,630
New Hope Liuhe Co. Ltd., Class A	5,200	14,169
New Oriental Education & Technology Group, Inc., ADR*	2,745	311,283
Ninestar Corp., Class A	200	689
NIO, Inc., ADR*(a)	12,716	36,368
Noah Holdings Ltd., ADR*(a)	573	17,190
Oceanwide Holdings Co. Ltd., Class A	11,900	7,246
Offshore Oil Engineering Co. Ltd., Class A	15,000	11,187
OFILM Group Co. Ltd., Class A*	700	880
Orient Securities Co. Ltd., Class A	1,500	2,085
Oriental Pearl Group Co. Ltd., Class A	910	1,187
People’s Insurance Co. Group of China Ltd., Class H	148,672	58,214
Perfect World Co. Ltd., Class A	200	749
PetroChina Co. Ltd., Class A	14,632	12,507
PetroChina Co. Ltd., Class H	405,618	201,247
PICC Property & Casualty Co. Ltd., Class H	130,505	149,640
Pinduoduo, Inc., ADR*(a)	3,791	124,231
Ping An Bank Co. Ltd., Class A	15,300	30,258
Ping An Insurance Group Co. of China Ltd., Class A	9,600	117,077
Ping An Insurance Group Co. of China Ltd., Class H	106,277	1,218,599
Poly Developments and Holdings Group Co. Ltd., Class A	9,100	17,094
Postal Savings Bank of China Co. Ltd., Class H, 144A	149,142	89,785
Power Construction Corp. of China Ltd., Class A	13,201	8,629
RiseSun Real Estate Development Co. Ltd., Class A	9,300	10,534
Rongsheng Petro Chemical Co. Ltd., Class A	650	983
SAIC Motor Corp. Ltd., Class A	6,500	22,768
Sanan Optoelectronics Co. Ltd., Class A	1,000	1,511
Sany Heavy Industry Co. Ltd., Class A	7,500	14,110
SDIC Power Holdings Co. Ltd., Class A	6,400	8,661
Seazen Holdings Co. Ltd., Class A	2,200	7,617
Semiconductor Manufacturing International Corp.*(a)	56,502	62,120
SF Holding Co. Ltd., Class A	2,600	15,041
Shaanxi Coal Industry Co. Ltd., Class A	7,600	9,447
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	338	892
Shandong Gold Mining Co. Ltd., Class A	3,740	20,831
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	40,108	41,385
Shanghai 2345 Network Holding Group Co. Ltd., Class A	1,521	697
Shanghai Electric Group Co. Ltd., Class A	2,000	1,425
Shanghai Electric Group Co. Ltd., Class H	60,151	18,950
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,700	6,565
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	9,570	28,440
Shanghai International Airport Co. Ltd., Class A	900	10,565
Shanghai International Port Group Co. Ltd., Class A	12,400	9,941
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	23,659	26,522
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	500	1,316
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	14,669	27,690
Shanghai Pudong Development Bank Co. Ltd., Class A	26,100	41,118
Shanghai Tunnel Engineering Co. Ltd., Class A	800	661
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	700	724
Shanxi Securities Co. Ltd., Class A	10,500	11,131
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	700	7,504
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	800	657
Shenergy Co. Ltd., Class A	1,100	885
Shenwan Hongyuan Group Co. Ltd., Class A	22,500	15,021
Shenzhen Energy Group Co. Ltd., Class A	13,300	10,960
Shenzhen Kangtai Biological Products Co. Ltd., Class A	500	5,362
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	300	7,808
Shenzhen Overseas Chinese Town Co. Ltd., Class A	2,100	1,997
[815182.PARTF]70

Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	200	616
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	900	515
Shenzhou International Group Holdings Ltd.	14,502	196,988
Shui On Land Ltd.	65,635	13,645
Sichuan Chuantou Energy Co. Ltd., Class A	1,100	1,519
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	400	1,548
Sihuan Pharmaceutical Holdings Group Ltd.	80,757	14,420
SINA Corp.*	1,258	51,792
Sinolink Securities Co. Ltd., Class A	800	981
Sino-Ocean Group Holding Ltd.	64,022	22,864
Sinopec Engineering Group Co. Ltd., Class H	24,280	15,856
Sinopec Shanghai Petrochemical Co. Ltd., Class A	1,200	707
Sinopec Shanghai Petrochemical Co. Ltd., Class H	50,483	14,552
Sinopharm Group Co. Ltd., Class H	23,918	86,485
Sinotrans Ltd., Class H	37,004	11,941
Sinotruk Hong Kong Ltd.	13,304	20,532
SOHO China Ltd.	30,051	8,816
Songcheng Performance Development Co. Ltd., Class A	1,400	5,166
SooChow Securities Co. Ltd., Class A	800	1,002
Spring Airlines Co. Ltd., Class A	200	1,251
Sunac China Holdings Ltd.	45,944	184,001
Suning.com Co. Ltd., Class A	9,300	13,950
Sunny Optical Technology Group Co. Ltd.	13,564	188,053
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	2,500	6,805
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	700	943
TAL Education Group, ADR*	7,257	258,567
Tasly Pharmaceutical Group Co. Ltd., Class A	420	997
TBEA Co. Ltd., Class A	11,600	10,660
TCL Corp., Class A	12,800	5,756
Tencent Holdings Ltd.	109,030	4,516,727
Tencent Music Entertainment Group, ADR*	1,812	24,100
Tianma Microelectronics Co. Ltd., Class A	1,000	1,891
Tingyi Cayman Islands Holding Corp.	37,010	50,981
Tong Ren Tang Technologies Co. Ltd., Class H	9,823	10,662
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	400	973
Tongling Nonferrous Metals Group Co. Ltd., Class A	2,600	813
Tongwei Co. Ltd., Class A	4,300	8,798
TravelSky Technology Ltd., Class H	19,856	39,862
Tsingtao Brewery Co. Ltd., Class A	200	1,475
Tsingtao Brewery Co. Ltd., Class H	7,664	51,759
Tunghsu Optoelectronic Technology Co. Ltd., Class A	17,600	11,184
Tus Environmental Science And Technology Development Co. Ltd., Class A	300	393
Uni-President China Holdings Ltd.	24,872	27,631
Unisplendour Corp. Ltd., Class A	196	907
Vipshop Holdings Ltd., ADR*	8,576	71,781
Walvax Biotechnology Co. Ltd., Class A	1,300	4,935
Wanhua Chemical Group Co. Ltd., Class A	2,700	16,860
Want Want China Holdings Ltd.	92,689	72,232
Wanxiang Qianchao Co. Ltd., Class A	700	526
Weibo Corp., ADR*(a)	1,052	43,521
Weichai Power Co. Ltd., Class A	1,500	2,426
Weichai Power Co. Ltd., Class H	39,968	61,172
Weifu High-Technology Group Co. Ltd., Class A	200	472
Wens Foodstuffs Group Co. Ltd., Class A	4,500	26,076
Western Securities Co. Ltd., Class A	900	1,124
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,000	2,158
Wuliangye Yibin Co. Ltd., Class A	3,300	65,216
WuXi AppTec Co. Ltd., Class A	1,300	15,742
WuXi AppTec Co. Ltd., Class H, 144A	2,840	31,840
Wuxi Biologics Cayman, Inc., 144A*	10,041	105,784
XCMG Construction Machinery Co. Ltd., Class A	19,400	11,624
Xiamen C & D, Inc., Class A	700	837
Xiaomi Corp., Class B, 144A*	146,430	159,309
Xinhu Zhongbao Co. Ltd., Class A	2,200	879
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	9,333	16,880
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	9,299	10,947
Xinyi Solar Holdings Ltd.	60,155	37,979

[815182.PARTF]71

Yanzhou Coal Mining Co. Ltd., Class H	39,487	34,197
Yihai International Holding Ltd.*	8,336	49,971
Yonghui Superstores Co. Ltd., Class A	8,300	11,418
Yonyou Network Technology Co. Ltd., Class A	2,200	9,854
Yum China Holdings, Inc.	6,811	309,424
Yunda Holding Co. Ltd., Class A	1,200	6,154
Yunnan Baiyao Group Co. Ltd., Class A	900	9,641
Yuzhou Properties Co. Ltd.	33,698	14,183
YY, Inc., ADR*	1,031	58,922
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	200	2,785
Zhaojin Mining Industry Co. Ltd., Class H	16,481	21,567
Zhejiang China Commodities City Group Co. Ltd., Class A	1,400	745
Zhejiang Chint Electrics Co. Ltd., Class A	500	1,564
Zhejiang Dahua Technology Co. Ltd., Class A	700	1,570
Zhejiang Expressway Co. Ltd., Class H	30,365	25,406
Zhejiang Huayou Cobalt Co. Ltd., Class A	752	2,634
Zhejiang Longsheng Group Co. Ltd., Class A	800	1,559
Zhengzhou Yutong Bus Co. Ltd., Class A	503	1,021
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	6,816	15,387
Zhongjin Gold Corp. Ltd., Class A	900	1,229
Zhongsheng Group Holdings Ltd.	11,272	35,223
Zhuzhou CRRC Times Electric Co. Ltd., Class H	10,330	41,107
Zijin Mining Group Co. Ltd., Class A	28,300	14,466
Zijin Mining Group Co. Ltd., Class H	94,941	35,480
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	16,576	12,270
ZTE Corp., Class A*	3,200	12,876
ZTE Corp., Class H*	12,593	31,320
ZTO Express Cayman, Inc., ADR	6,001	123,081

		28,547,453

Colombia - 0.3%
Bancolombia SA	4,248	48,839
Cementos Argos SA	10,469	23,355
Ecopetrol SA	91,879	73,126
Grupo Argos SA	4,802	25,108
Grupo de Inversiones Suramericana SA	4,894	47,623
Interconexion Electrica SA ESP	8,106	42,806

		260,857

Czech Republic - 0.1%
CEZ AS	3,419	75,312
Komercni banka AS	1,438	51,047
Moneta Money Bank AS, 144A	8,791	28,432

		154,791

Egypt - 0.2%
Commercial International Bank Egypt SAE	27,066	131,127
Eastern Co. SAE	18,530	17,164
ElSewedy Electric Co.	17,540	15,007

		163,298

Greece - 0.3%
Alpha Bank AE*	22,423	40,145
Eurobank Ergasias SA*	51,980	45,988
FF Group*(b)	1,458	7,692
Hellenic Telecommunications Organization SA	4,439	59,227
JUMBO SA	2,184	41,958
Motor Oil Hellas Corinth Refineries SA	1,302	31,825
National Bank of Greece SA*	11,085	32,139
OPAP SA	4,007	42,233

		301,207

Hong Kong - 3.9%
Alibaba Health Information Technology Ltd.*	69,703	66,054
Alibaba Pictures Group Ltd.*	268,699	44,210
Beijing Enterprises Holdings Ltd.	8,777	41,812
Beijing Enterprises Water Group Ltd.*	111,235	58,452
Bosideng International Holdings Ltd.	58,000	19,899
Brilliance China Automotive Holdings Ltd.	59,193	62,889
China Agri-Industries Holdings Ltd.	33,549	9,457
China Ding Yi Feng Holdings Ltd.(b)	22,249	65,495
China Education Group Holdings Ltd.	11,976	17,810
China Everbright International Ltd.	69,707	54,678
China Everbright Ltd.	18,608	21,241
China First Capital Group Ltd.*	62,447	23,894
China Gas Holdings Ltd.	34,514	142,627
China Jinmao Holdings Group Ltd.	102,686	57,365
China Mengniu Dairy Co. Ltd.*	51,706	205,099
China Merchants Port Holdings Co. Ltd.	27,965	43,657
China Mobile Ltd.	117,508	973,438

[815182.PARTF]72

China Overseas Land & Investment Ltd.	72,133	228,164
China Power International Development Ltd.	69,403	15,048
China Resources Beer Holdings Co. Ltd.	28,718	162,996
China Resources Cement Holdings Ltd.	45,051	39,935
China Resources Gas Group Ltd.	16,729	82,681
China Resources Land Ltd.	52,292	212,759
China Resources Power Holdings Co. Ltd.	36,403	48,102
China State Construction International Holdings Ltd.	43,010	38,784
China Taiping Insurance Holdings Co. Ltd.	31,091	70,030
China Traditional Chinese Medicine Holdings Co. Ltd.	43,949	20,628
China Unicom Hong Kong Ltd.	114,363	113,920
CITIC Ltd.	113,420	134,390
COSCO SHIPPING Ports Ltd.	30,797	26,985
Far East Horizon Ltd.	42,073	37,617
Geely Automobile Holdings Ltd.	93,591	144,677
Guangdong Investment Ltd.	55,700	117,362
Haier Electronics Group Co. Ltd.	25,058	65,199
Hutchison China MediTech Ltd., ADR*	1,130	24,623
Kingboard Holdings Ltd.	13,353	31,269
Kingboard Laminates Holdings Ltd.	20,799	16,421
Kunlun Energy Co. Ltd.	59,127	51,507
Lee & Man Paper Manufacturing Ltd.	30,314	16,045
Nine Dragons Paper Holdings Ltd.	29,847	22,613
Shanghai Industrial Holdings Ltd.	10,403	20,274
Shenzhen International Holdings Ltd.	18,095	34,250
Shenzhen Investment Ltd.	52,047	19,716
Shimao Property Holdings Ltd.	21,298	60,305
Sino Biopharmaceutical Ltd.	133,992	199,269
SSY Group Ltd.	28,909	25,589
Sun Art Retail Group Ltd.	50,804	49,441
Towngas China Co. Ltd.*	17,907	12,379
Yuexiu Property Co. Ltd.	123,760	26,676

		4,077,731

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	7,942	77,683
OTP Bank Nyrt	4,277	170,431
Richter Gedeon Nyrt	2,967	49,468

		297,582

India - 8.5%
Adani Ports & Special Economic Zone Ltd.	12,152	62,234
Ambuja Cements Ltd.	12,708	36,011
Ashok Leyland Ltd.	24,284	21,918
Asian Paints Ltd.	5,487	124,190
Aurobindo Pharma Ltd.	4,538	38,175
Avenue Supermarts Ltd., 144A*	2,274	50,034
Axis Bank Ltd., GDR	5,548	255,485
Axis Bank Ltd.	8,477	78,814
Bajaj Auto Ltd.	1,708	66,694
Bajaj Finance Ltd.	3,228	150,647
Bajaj Finserv Ltd.	693	69,094
Bharat Forge Ltd.	4,456	23,984
Bharat Petroleum Corp. Ltd.	12,750	63,431
Bharti Airtel Ltd.	39,296	190,846
Bharti Infratel Ltd.	6,374	22,356
Bosch Ltd.	130	26,356
Britannia Industries Ltd.	1,156	43,736
Cipla Ltd.	7,230	47,836
Coal India Ltd.	23,120	59,818
Container Corp. Of India Ltd.	3,839	27,327
Dabur India Ltd.	9,641	60,594
Divi’s Laboratories Ltd.	1,524	34,690
Dr. Reddy’s Laboratories Ltd., ADR	2,144	76,648
Eicher Motors Ltd.	253	57,604
GAIL India Ltd.	29,258	53,183
Glenmark Pharmaceuticals Ltd.	3,124	16,813
Godrej Consumer Products Ltd.	6,420	54,749
Grasim Industries Ltd.	5,824	57,985
Havells India Ltd.	4,297	40,862
HCL Technologies Ltd.	10,211	157,346
HDFC Life Insurance Co. Ltd., 144A	9,162	71,486
Hero MotoCorp Ltd.	1,991	71,714
Hindalco Industries Ltd.	23,507	60,720
Hindustan Petroleum Corp. Ltd.	12,121	44,159
Hindustan Unilever Ltd.	12,410	327,058
Housing Development Finance Corp. Ltd.	31,108	943,793
ICICI Bank Ltd., ADR	6,241	70,086
ICICI Bank Ltd.	32,606	187,054
ICICI Lombard General Insurance Co. Ltd., 144A	2,534	44,635
Indiabulls Housing Finance Ltd.	5,345	34,084
Indian Oil Corp. Ltd.	37,178	63,753
Infosys Ltd., ADR(a)	37,344	429,083
Infosys Ltd.	28,306	323,027
InterGlobe Aviation Ltd., 144A	1,683	39,842
ITC Ltd.	64,969	223,501
JSW Steel Ltd.	15,825	48,190
Larsen & Toubro Ltd.	9,122	169,678
LIC Housing Finance Ltd.	6,219	37,049
Lupin Ltd.	4,617	47,911
Mahindra & Mahindra Financial Services Ltd.	5,933	26,584
Mahindra & Mahindra Ltd.	14,098	104,401

[815182.PARTF]73

Marico Ltd.	9,451	51,763
Maruti Suzuki India Ltd.	1,999	171,430
Motherson Sumi Systems Ltd.	20,194	27,714
Nestle India Ltd.	419	75,548
NTPC Ltd.	47,814	81,456
Oil & Natural Gas Corp. Ltd.	50,352	85,463
Page Industries Ltd.	97	25,349
Petronet LNG Ltd.	12,086	45,165
Pidilite Industries Ltd.	2,630	50,742
Piramal Enterprises Ltd.	1,553	44,158
Power Grid Corp. of India Ltd.	35,255	98,990
REC Ltd.	14,727	29,750
Reliance Industries Ltd.	1,156	20,213
Reliance Industries Ltd., GDR, 144A	26,985	936,380
Shree Cement Ltd.	167	43,438
Shriram Transport Finance Co. Ltd.	3,056	41,348
State Bank of India*	33,978	130,307
Sun Pharmaceutical Industries Ltd.	15,439	97,381
Tata Consultancy Services Ltd.	17,107	541,329
Tata Motors Ltd., ADR*(a)	5,991	49,246
Tata Power Co. Ltd.	25,164	19,999
Tata Steel Ltd.	6,654	32,139
Tech Mahindra Ltd.	8,875	86,211
Titan Co. Ltd.	5,917	91,571
UltraTech Cement Ltd.	1,833	104,020
United Spirits Ltd.*	5,723	50,352
UPL Ltd.	9,853	77,712
Vedanta Ltd.	35,880	69,918
Vodafone Idea Ltd.*	118,273	8,861
Wipro Ltd.	9,889	35,231
Wipro Ltd., ADR	12,653	48,334
Yes Bank Ltd.	40,274	33,812
Zee Entertainment Enterprises Ltd.	10,680	55,802

		8,798,400

Indonesia - 2.1%
PT Adaro Energy Tbk	312,169	24,758
PT Astra International Tbk	377,388	177,587
PT Bank Central Asia Tbk	186,187	400,332
PT Bank Mandiri Persero Tbk	355,814	181,858
PT Bank Negara Indonesia Persero Tbk	139,653	75,807
PT Bank Rakyat Indonesia Persero Tbk	1,052,393	316,794
PT Bank Tabungan Negara Persero Tbk	91,728	12,933
PT Barito Pacific Tbk	502,046	32,030
PT Bukit Asam Tbk	36,365	6,332
PT Bumi Serpong Damai Tbk*	163,967	15,605
PT Charoen Pokphand Indonesia Tbk	135,825	48,116
PT Gudang Garam Tbk	8,880	43,492
PT Hanjaya Mandala Sampoerna Tbk	198,189	37,584
PT Indah Kiat Pulp & Paper Corp. Tbk	53,208	25,694
PT Indocement Tunggal Prakarsa Tbk	35,998	55,133
PT Indofood CBP Sukses Makmur Tbk	49,677	42,200
PT Indofood Sukses Makmur Tbk	93,501	52,238
PT Jasa Marga Persero Tbk	28,454	11,233
PT Kalbe Farma Tbk	449,252	53,524
PT Pabrik Kertas Tjiwi Kimia Tbk	30,737	21,560
PT Pakuwon Jati Tbk	316,187	14,266
PT Perusahaan Gas Negara Tbk	232,179	31,426
PT Semen Indonesia Persero Tbk	56,316	52,604
PT Surya Citra Media Tbk	130,012	11,319
PT Telekomunikasi Indonesia Persero Tbk	950,805	298,279
PT Unilever Indonesia Tbk	29,579	101,863
PT United Tractors Tbk	31,804	46,916

		2,191,483

Luxembourg - 0.0%
Reinet Investments SCA	2,741	45,793

Malaysia - 2.0%
AirAsia Group Bhd	35,170	14,969
Alliance Bank Malaysia Bhd	23,751	16,943
AMMB Holdings Bhd	33,546	33,502
Axiata Group Bhd	50,356	60,468
British American Tobacco Malaysia Bhd	3,242	15,202
CIMB Group Holdings Bhd	91,420	109,995
Dialog Group Bhd	72,536	60,023
DiGi.Com Bhd	58,360	69,663
Fraser & Neave Holdings Bhd	3,500	29,378
Gamuda Bhd	35,100	30,046
Genting Bhd	39,567	56,450
Genting Malaysia Bhd	47,934	35,789
Genting Plantations Bhd	3,400	8,101
HAP Seng Consolidated Bhd	12,451	29,370
Hartalega Holdings Bhd	28,302	34,524
Hong Leong Bank Bhd	12,441	49,107
Hong Leong Financial Group Bhd	3,100	12,428
IHH Healthcare Bhd	42,635	58,699
IJM Corp. Bhd	59,164	32,076
IOI Corp. Bhd	40,894	42,883
Kuala Lumpur Kepong Bhd	7,387	42,121
Malayan Banking Bhd	73,735	152,362
Malaysia Airports Holdings Bhd	16,800	32,877
Maxis Bhd	39,996	52,973
MISC Bhd	22,100	38,151
Nestle Malaysia Bhd	1,300	45,595
Petronas Chemicals Group Bhd	46,424	76,499
Petronas Dagangan Bhd	4,604	25,048
Petronas Gas Bhd	12,535	47,928

[815182.PARTF]74

PPB Group Bhd	10,362	45,977
Press Metal Aluminium Holdings Bhd	26,800	31,353
Public Bank Bhd	59,922	289,529
QL Resources Bhd	12,400	20,463
RHB Bank Bhd	25,553	34,634
RHB Bank Bhd*(b)	19,600	0
Sime Darby Bhd	49,823	27,130
Sime Darby Plantation Bhd	38,823	45,973
Sime Darby Property Bhd	58,423	12,225
SP Setia Bhd Group	24,040	8,917
Telekom Malaysia Bhd	19,945	17,785
Tenaga Nasional Bhd	59,605	197,857
Top Glove Corp. Bhd	29,700	33,545
Westports Holdings Bhd	15,807	15,786
YTL Corp. Bhd	58,598	13,934

		2,108,278

Mexico - 2.5%
Alfa SAB de CV, Class A	54,086	46,202
Alsea SAB de CV*	11,817	25,201
America Movil SAB de CV, Series L	636,552	465,626
Arca Continental SAB de CV	7,419	38,873
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	32,372	41,140
Cemex SAB de CV, Series CPO	286,974	106,963
Coca-Cola Femsa SAB de CV	11,059	65,422
El Puerto de Liverpool SAB de CV, Class C1	4,089	21,213
Fibra Uno Administracion SA de CV REIT	60,743	83,925
Fomento Economico Mexicano SAB de CV	37,029	338,169
Gruma SAB de CV, Class B	4,611	42,945
Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,579	62,765
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,864	56,847
Grupo Bimbo SAB de CV, Series A	30,369	53,142
Grupo Carso SAB de CV, Series A1	9,629	27,698
Grupo Financiero Banorte SAB de CV, Class O	48,872	262,923
Grupo Financiero Inbursa SAB de CV, Class O	44,862	55,447
Grupo Mexico SAB de CV, Series B	66,564	153,312
Grupo Televisa SAB, Series CPO	45,295	80,096
Industrias Penoles SAB de CV	2,504	30,063
Infraestructura Energetica Nova SAB de CV*	11,431	48,093
Kimberly-Clark de Mexico SAB de CV, Class A*	27,617	56,470
Megacable Holdings SAB de CV, Series CPO	6,148	25,099
Mexichem SAB de CV	18,817	34,505
Promotora y Operadora de Infraestructura SAB de CV	4,237	35,471
Wal-Mart de Mexico SAB de CV	100,290	283,883

		2,541,493

Peru - 0.4%
Cia de Minas Buenaventura SAA, ADR	3,673	55,976
Credicorp Ltd.	1,308	270,913
Southern Copper Corp.(a)	1,615	51,034

		377,923

Philippines - 1.1%
Aboitiz Equity Ventures, Inc.	37,290	38,610
Aboitiz Power Corp.	26,246	19,158
Alliance Global Group, Inc.	91,876	22,414
Altus San Nicolas Corp.*(b)	871	87
Ayala Corp.	5,226	92,860
Ayala Land, Inc.	135,424	123,048
Bank of the Philippine Islands	19,024	32,141
BDO Unibank, Inc.	37,405	107,061
DMCI Holdings, Inc.	85,524	14,868
Globe Telecom, Inc.	634	24,723
GT Capital Holdings, Inc.	1,744	30,419
International Container Terminal Services, Inc.	18,162	47,378
JG Summit Holdings, Inc.	53,942	74,555
Jollibee Foods Corp.	7,793	35,599
Manila Electric Co.	4,870	34,146
Megaworld Corp.	215,200	21,207
Metro Pacific Investments Corp.	311,127	29,584
Metropolitan Bank & Trust Co.	32,684	44,514
PLDT, Inc.	1,816	41,129
Robinsons Land Corp.	42,239	20,285
Security Bank Corp.	4,695	18,398
SM Investments Corp.	4,793	94,465
SM Prime Holdings, Inc.	187,091	126,866
Universal Robina Corp.	16,639	55,295

		1,148,810

Poland - 1.0%
Alior Bank SA*	1,905	19,333
Bank Millennium SA*	12,923	21,637
Bank Polska Kasa Opieki SA	3,106	75,948
CCC SA	595	18,429
CD Projekt SA	1,334	84,781
Cyfrowy Polsat SA	4,993	36,499
Dino Polska SA, 144A*	853	32,956
Grupa Lotos SA	1,975	42,726
Jastrzebska Spolka Weglowa SA	1,129	8,429
KGHM Polska Miedz SA*	2,646	52,058

[815182.PARTF]75

LPP SA	23	42,928
mBank SA*	314	25,446
Orange Polska SA*	14,733	23,594
PGE Polska Grupa Energetyczna SA*	17,103	33,107
Polski Koncern Naftowy ORLEN SA	5,597	127,438
Polskie Gornictwo Naftowe i Gazownictwo SA	30,634	36,476
Powszechna Kasa Oszczednosci Bank Polski SA	16,399	161,277
Powszechny Zaklad Ubezpieczen SA	11,303	106,163
Santander Bank Polska SA	689	52,789

		1,002,014

Qatar - 1.0%
Barwa Real Estate Co.	32,042	29,915
Commercial Bank PSQC	42,466	55,506
Industries Qatar QSC	34,761	103,851
Masraf Al Rayan QSC	76,906	76,658
Mesaieed Petrochemical Holding Co.	83,496	65,114
Ooredoo QPSC	17,968	34,537
Qatar Electricity & Water Co. QSC	8,400	34,829
Qatar Fuel QSC	8,154	48,363
Qatar Insurance Co. SAQ	33,942	29,172
Qatar Islamic Bank SAQ	21,746	94,347
Qatar National Bank QPSC	86,311	453,863

		1,026,155

Romania - 0.1%
NEPI Rockcastle PLC	7,071	62,693

Russia - 3.7%
Alrosa PJSC	47,176	52,515
Gazprom PJSC, ADR	11,953	82,476
Gazprom PJSC	180,285	627,390
Inter RAO UES PJSC	667,058	42,897
LUKOIL PJSC	3,558	286,917
LUKOIL PJSC, ADR	3,959	318,066
Magnit PJSC, GDR	6,556	86,572
Magnitogorsk Iron & Steel Works PJSC	42,826	26,860
MMC Norilsk Nickel PJSC	1,185	285,778
Mobile TeleSystems PJSC, ADR	9,327	74,896
Moscow Exchange MICEX-RTS PJSC	23,718	33,641
Novatek PJSC, GDR	1,757	340,682
Novolipetsk Steel PJSC	21,374	47,689
PhosAgro PJSC, GDR	2,460	31,783
Polymetal International PLC	4,273	61,792
Polyus PJSC	569	65,378
Rosneft Oil Co. PJSC, GDR	21,506	131,058
Sberbank of Russia PJSC	206,422	693,746
Severstal PJSC, GDR	3,010	45,000
Severstal PJSC	808	12,146
Surgutneftegas PJSC, ADR	13,856	56,893
Tatneft PJSC	28,741	320,154
VTB Bank PJSC, GDR	11,331	13,121
VTB Bank PJSC	40,956,660	23,748
X5 Retail Group NV, GDR	2,421	83,416

		3,844,614

Saudi Arabia - 2.6%
Advanced Petrochemical Co.	1,678	25,053
Al Rajhi Bank	23,804	383,966
Alinma Bank	14,041	82,358
Almarai Co. JSC	4,661	61,576
Bank AlBilad	6,987	48,807
Bank Al-Jazira	7,663	27,582
Banque Saudi Fransi	10,274	95,873
Bupa Arabia for Cooperative Insurance Co.	470	12,957
Co. for Cooperative Insurance*	1,158	20,439
Dar Al Arkan Real Estate Development Co.*	10,026	30,901
Emaar Economic City*	7,006	18,679
Etihad Etisalat Co.*	7,022	46,542
Jarir Marketing Co.	1,081	44,788
National Commercial Bank	23,267	295,591
National Industrialization Co.*	6,105	22,234
Rabigh Refining & Petrochemical Co.*	4,016	21,222
Riyad Bank	22,755	155,312
Sahara International Petrochemical Co.	6,605	31,839
Samba Financial Group	18,578	142,157
Saudi Airlines Catering Co.	736	17,170
Saudi Arabian Fertilizer Co.	3,119	65,695
Saudi Arabian Mining Co.*	7,721	91,194
Saudi Basic Industries Corp.	14,613	389,218
Saudi British Bank	7,085	60,447
Saudi Cement Co.	1,389	23,183
Saudi Electricity Co.	15,546	84,969
Saudi Industrial Investment Group	4,139	24,057
Saudi Kayan Petrochemical Co.*	13,765	38,535
Saudi Telecom Co.	7,527	198,676
Savola Group*	4,852	40,426
Yanbu National Petrochemical Co.	4,192	59,906

		2,661,352

Singapore - 0.0%
BOC Aviation Ltd., 144A	3,944	34,257

South Africa - 5.2%
Absa Group Ltd.(a)	13,565	137,441
Anglo American Platinum Ltd.	1,067	65,470
AngloGold Ashanti Ltd.	7,759	177,055
Aspen Pharmacare Holdings Ltd.	7,506	38,943
Bid Corp. Ltd.	6,365	136,374
Bidvest Group Ltd.	5,771	67,987

[815182.PARTF]76

Capitec Bank Holdings Ltd.	886	63,953
Clicks Group Ltd.	5,234	68,665
Discovery Ltd.	7,592	57,643
Exxaro Resources Ltd.	4,516	40,540
FirstRand Ltd.	63,436	250,879
Fortress REIT Ltd., Class A REIT	22,468	31,268
Foschini Group Ltd.	4,121	40,887
Gold Fields Ltd.	15,830	94,821
Growthpoint Properties Ltd. REIT	59,175	89,726
Investec Ltd.	5,752	30,370
Kumba Iron Ore Ltd.(a)	1,250	32,384
Liberty Holdings Ltd.(a)	2,837	20,504
Life Healthcare Group Holdings Ltd.	28,078	42,222
Momentum Metropolitan Holdings	20,125	21,812
Mr Price Group Ltd.	4,939	55,903
MTN Group Ltd.(a)	32,618	220,604
MultiChoice Group Ltd.*	8,780	77,053
Naspers Ltd., Class N	8,366	1,904,870
Nedbank Group Ltd.	6,983	104,040
Netcare Ltd.	21,800	23,426
Old Mutual Ltd.(a)	91,953	110,268
Pick n Pay Stores Ltd.	7,786	29,668
PSG Group Ltd.	3,093	40,895
Rand Merchant Investment Holdings Ltd.	14,429	28,175
Redefine Properties Ltd. REIT	102,307	52,945
Remgro Ltd.	9,795	110,879
RMB Holdings Ltd.	15,015	70,726
Sanlam Ltd.	35,617	170,821
Sappi Ltd.	9,745	29,051
Sasol Ltd.(a)	10,581	200,860
Shoprite Holdings Ltd.(a)	8,871	66,079
SPAR Group Ltd.	3,382	38,757
Standard Bank Group Ltd.	24,452	285,743
Telkom SA SOC Ltd.	5,923	31,086
Tiger Brands Ltd.	2,983	41,085
Truworths International Ltd.	9,378	32,563
Vodacom Group Ltd.	12,422	94,413
Woolworths Holdings Ltd.(a)	18,885	68,699

		5,397,553

South Korea - 10.6%
Amorepacific Corp.	593	63,645
AMOREPACIFIC Group	537	26,157
BGF retail Co. Ltd.	178	29,905
BNK Financial Group, Inc.	5,642	31,209
Celltrion Healthcare Co. Ltd.*	1,039	38,129
Celltrion Pharm, Inc.*	351	9,592
Celltrion, Inc.*	1,713	222,036
Cheil Worldwide, Inc.	1,198	26,111
CJ CheilJedang Corp.	148	27,920
CJ Corp.	326	21,935
CJ ENM Co. Ltd.	219	29,092
CJ Logistics Corp.*	170	20,070
Daelim Industrial Co. Ltd.	491	39,604
Daewoo Engineering & Construction Co. Ltd.*	3,304	11,402
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	847	19,090
DB Insurance Co. Ltd.	1,044	41,286
Doosan Bobcat, Inc.	781	23,116
E-MART, Inc.	404	38,691
Fila Korea Ltd.	902	42,596
GS Engineering & Construction Corp.	1,056	28,247
GS Holdings Corp.	1,055	41,808
GS Retail Co. Ltd.	640	20,448
Hana Financial Group, Inc.	5,689	152,646
Hankook Tire & Technology Co. Ltd.	1,545	37,182
Hanmi Pharm. Co. Ltd.	129	29,874
Hanmi Science Co. Ltd.	317	10,704
Hanon Systems	3,962	37,944
Hanwha Chemical Corp.	1,766	25,223
Hanwha Corp.	414	8,374
Hanwha Life Insurance Co. Ltd.	5,897	12,366
HDC Hyundai Development Co-Engineering & Construction, Class E	611	18,084
Helixmith Co. Ltd.*	334	50,434
HLB, Inc.*	632	22,045
Hotel Shilla Co. Ltd.	597	38,839
Hyundai Department Store Co. Ltd.	334	21,508
Hyundai Engineering & Construction Co. Ltd.	1,473	50,286
Hyundai Glovis Co. Ltd.	320	42,270
Hyundai Heavy Industries Holdings Co. Ltd.	190	52,000
Hyundai Marine & Fire Insurance Co. Ltd.	1,375	27,131
Hyundai Mobis Co. Ltd.	1,283	263,220
Hyundai Motor Co.	2,777	294,608
Hyundai Steel Co.	1,494	46,007
Industrial Bank of Korea	5,260	53,848
Kakao Corp.	976	108,377
Kangwon Land, Inc.	2,220	51,777
KB Financial Group, Inc.	7,512	246,214
KCC Corp.	132	24,575
Kia Motors Corp.	4,908	177,073
Korea Aerospace Industries Ltd.	1,436	46,592
Korea Electric Power Corp.*	4,849	102,284
Korea Gas Corp.	411	13,250
Korea Investment Holdings Co. Ltd.	804	47,991
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	688	62,481

[815182.PARTF]77

Korea Zinc Co. Ltd.	168	60,334
Korean Air Lines Co. Ltd.	1,050	19,245
KT&G Corp.	2,176	183,242
Kumho Petrochemical Co. Ltd.	403	23,390
LG Chem Ltd.	871	237,660
LG Corp.	1,810	106,396
LG Display Co. Ltd.*	4,510	51,942
LG Electronics, Inc.	2,004	101,420
LG Household & Health Care Ltd.	178	173,261
LG Innotek Co. Ltd.	316	25,697
LG Uplus Corp.	2,389	26,035
Lotte Chemical Corp.	315	58,514
Lotte Corp.	345	9,499
Lotte Shopping Co. Ltd.	233	26,161
Medy-Tox, Inc.	91	26,445
Meritz Securities Co. Ltd.	5,608	22,015
Mirae Asset Daewoo Co. Ltd.	6,864	42,162
NAVER Corp.	2,636	318,823
NCSoft Corp.	306	135,663
Neoplux Co. Ltd.*	25	76
Netmarble Corp., 144A*	501	38,963
NH Investment & Securities Co. Ltd.	3,004	30,505
OCI Co. Ltd.	389	21,325
Orange Life Insurance Ltd., 144A	667	14,841
Orion Corp.	450	33,474
Ottogi Corp.	31	14,614
Pan Ocean Co. Ltd.*	5,310	21,306
Pearl Abyss Corp.*	131	21,057
POSCO	1,484	258,513
POSCO Chemical Co. Ltd.	511	22,233
Posco International Corp.	1,048	15,877
S-1 Corp.	356	29,685
Samsung Biologics Co. Ltd., 144A*	315	69,957
Samsung C&T Corp.	1,624	115,842
Samsung Card Co. Ltd.	697	19,076
Samsung Electro-Mechanics Co. Ltd.	1,063	78,195
Samsung Electronics Co. Ltd.	91,154	3,311,270
Samsung Engineering Co. Ltd.*	2,919	37,354
Samsung Fire & Marine Insurance Co. Ltd.	591	111,735
Samsung Heavy Industries Co. Ltd.*	8,457	54,111
Samsung Life Insurance Co. Ltd.	1,312	73,873
Samsung SDI Co. Ltd.	1,058	217,933
Samsung SDS Co. Ltd.	682	110,359
Samsung Securities Co. Ltd.	1,143	33,311
Shinhan Financial Group Co. Ltd.	8,513	286,402
Shinsegae Inc.	130	24,793
SillaJen, Inc.*	1,129	9,787
SK Holdings Co. Ltd.	643	106,171
SK Hynix, Inc.	10,351	661,438
SK Innovation Co. Ltd.	1,071	145,895
SK Telecom Co. Ltd.	362	71,578
S-Oil Corp.	865	69,057
Woongjin Coway Co. Ltd.	976	67,847
Woori Financial Group, Inc.	9,015	88,568
Yuhan Corp.	189	35,811

		10,998,032

Taiwan - 10.9%
Acer, Inc.	62,455	34,200
Advantech Co. Ltd.	6,370	54,148
Airtac International Group*	2,401	24,729
ASE Technology Holding Co. Ltd.	66,629	151,459
Asia Cement Corp.	43,868	60,055
Asustek Computer, Inc.	12,849	83,451
AU Optronics Corp.	181,154	47,177
Catcher Technology Co. Ltd.	12,696	89,127
Cathay Financial Holding Co. Ltd.	141,637	181,048
Chailease Holding Co. Ltd.	22,305	88,410
Chang Hwa Commercial Bank Ltd.	104,419	67,153
Cheng Shin Rubber Industry Co. Ltd.	38,106	53,380
Chicony Electronics Co. Ltd.	12,885	36,181
China Airlines Ltd.	28,482	8,379
China Development Financial Holding Corp.	250,835	72,591
China Life Insurance Co. Ltd.*	45,288	35,469
China Steel Corp.	227,894	167,964
Chunghwa Telecom Co. Ltd.	73,709	255,787
Compal Electronics, Inc.	87,911	50,239
CTBC Financial Holding Co. Ltd.	351,884	227,980
Delta Electronics, Inc.	36,597	170,693
E.Sun Financial Holding Co. Ltd.	193,391	155,464
Eclat Textile Co. Ltd.	3,708	45,332
Eva Airways Corp.	49,295	22,207
Evergreen Marine Corp. Taiwan Ltd.*	54,165	22,159
Far Eastern New Century Corp.	57,827	52,470
Far EasTone Telecommunications Co. Ltd.	29,633	69,059
Feng TAY Enterprise Co. Ltd.	5,990	38,999
First Financial Holding Co. Ltd.	185,087	126,691
Formosa Chemicals & Fibre Corp.	67,721	189,947
Formosa Petrochemical Corp.	25,054	77,531
Formosa Plastics Corp.	82,651	247,611
Formosa Taffeta Co. Ltd.	18,915	20,505
Foxconn Technology Co. Ltd.	17,470	35,263
Fubon Financial Holding Co. Ltd.	128,241	178,215
Giant Manufacturing Co. Ltd.	6,270	43,617
Globalwafers Co. Ltd.	4,052	37,153
Highwealth Construction Corp.	17,423	27,457
Hiwin Technologies Corp.	3,933	31,867
Hon Hai Precision Industry Co. Ltd.	236,754	559,285
Hotai Motor Co. Ltd.	5,704	80,357
Hua Nan Financial Holdings Co. Ltd.	145,596	92,475

[815182.PARTF]78

Innolux Corp.	147,882	33,051
Inventec Corp.	41,418	28,350
Largan Precision Co. Ltd.	1,893	234,440
Lite-On Technology Corp.	38,443	61,196
MediaTek, Inc.	28,589	334,494
Mega Financial Holding Co. Ltd.	206,476	188,990
Micro-Star International Co. Ltd.	14,420	38,472
Nan Ya Plastics Corp.	99,684	218,346
Nanya Technology Corp.	22,435	50,284
Nien Made Enterprise Co. Ltd.	3,121	27,325
Novatek Microelectronics Corp.	10,460	61,941
Pegatron Corp.	35,362	58,993
Phison Electronics Corp.	3,129	28,740
Pou Chen Corp.	39,046	48,730
Powertech Technology, Inc.	14,971	35,795
President Chain Store Corp.	10,672	99,211
Quanta Computer, Inc.	48,004	86,349
Realtek Semiconductor Corp.	9,338	63,918
Ruentex Development Co. Ltd.*	13,761	18,642
Ruentex Industries Ltd.*	6,580	14,601
Shanghai Commercial & Savings Bank Ltd.	60,798	98,330
Shin Kong Financial Holding Co. Ltd.	215,052	62,989
SinoPac Financial Holdings Co. Ltd.	195,983	73,938
Standard Foods Corp.	8,043	15,927
Synnex Technology International Corp.	30,252	35,636
TaiMed Biologics, Inc.*	4,327	20,113
Taishin Financial Holding Co. Ltd.	185,873	79,296
Taiwan Business Bank	77,854	30,487
Taiwan Cement Corp.	95,998	117,514
Taiwan Cooperative Financial Holding Co. Ltd.	175,982	112,055
Taiwan High Speed Rail Corp.	35,315	42,612
Taiwan Mobile Co. Ltd.	29,708	105,931
Taiwan Semiconductor Manufacturing Co. Ltd.	470,309	3,878,065
Tatung Co. Ltd.*	39,344	21,106
Uni-President Enterprises Corp.	90,918	221,723
United Microelectronics Corp.	228,600	97,888
Vanguard International Semiconductor Corp.	17,420	35,494
Walsin Technology Corp.	6,386	32,123
Win Semiconductors Corp.	6,920	57,391
Winbond Electronics Corp.	59,929	32,531
Wistron Corp.	55,818	44,249
WPG Holdings Ltd.	23,805	30,126
Yageo Corp.	5,204	37,609
Yuanta Financial Holding Co. Ltd.	194,878	111,988
Zhen Ding Technology Holding Ltd.	9,934	36,687

		11,276,960

Thailand - 2.9%
Advanced Info Service PCL, NVDR	22,974	174,339
Airports of Thailand PCL, NVDR	80,100	188,640
Bangkok Bank PCL, NVDR	9,646	53,953
Bangkok Dusit Medical Services PCL, NVDR	180,900	139,643
Bangkok Expressway & Metro PCL, NVDR	150,100	54,988
Banpu PCL, NVDR	76,900	31,945
Berli Jucker PCL, NVDR	21,000	37,264
BTS Group Holdings PCL, NVDR	140,844	62,193
Bumrungrad Hospital PCL, NVDR	8,300	37,601
Central Pattana PCL, NVDR	41,500	91,287
Charoen Pokphand Foods PCL, NVDR	73,643	71,060
CP ALL PCL, NVDR	113,400	311,574
Electricity Generating PCL, NVDR	4,900	53,852
Energy Absolute PCL, NVDR	32,100	49,611
Gulf Energy Development PCL, NVDR	10,200	48,377
Home Product Center PCL, NVDR	109,700	64,588
Indorama Ventures PCL, NVDR	31,097	35,855
Intouch Holdings PCL, NVDR	39,900	83,526
IRPC PCL, NVDR	213,218	27,618
Kasikornbank PCL, NVDR	38,779	202,948
Krung Thai Bank PCL, NVDR	76,206	42,873
Land & Houses PCL, NVDR	138,400	48,891
Minor International PCL, NVDR	45,500	56,554
Muangthai Capital PCL, NVDR	11,100	19,969
PTT Exploration & Production PCL, NVDR	26,813	109,190
PTT Global Chemical PCL, NVDR	45,600	79,424
PTT PCL	70,800	102,474
PTT PCL, NVDR	146,880	212,591
Ratch Group PCL, NVDR	12,900	31,013
Robinson PCL, NVDR	11,800	24,798
Siam Cement PCL	7,658	104,202
Siam Cement PCL, NVDR	7,300	99,331
Siam Commercial Bank PCL, NVDR	17,098	69,069
Thai Oil PCL, NVDR	20,157	44,669
Thai Union Group PCL, NVDR	61,000	34,718
TMB Bank PCL, NVDR	279,700	14,272
Total Access Communication PCL, NVDR	12,600	25,346
True Corp. PCL, NVDR	211,800	43,645

		2,983,891

Turkey - 0.5%
Akbank T.A.S.*	55,763	66,420

[815182.PARTF]79

Anadolu Efes Biracilik Ve Malt Sanayii AS		4,406	19,344
Arcelik AS*		5,029	14,751
Aselsan Elektronik Sanayi Ve Ticaret AS		5,982	18,727
BIM Birlesik Magazalar AS		7,933	64,019
Eregli Demir ve Celik Fabrikalari TAS		25,148	27,666
Ford Otomotiv Sanayi AS		1,495	15,074
Haci Omer Sabanci Holding AS		11,081	16,679
KOC Holding AS		14,240	42,746
TAV Havalimanlari Holding AS		1,796	7,275
Tupras Turkiye Petrol Rafinerileri AS		2,253	48,722
Turk Hava Yollari AO*		11,760	22,808
Turkcell Iletisim Hizmetleri AS		22,595	50,142
Turkiye Garanti Bankasi AS*		43,121	65,867
Turkiye Is Bankasi AS, Class C*		33,834	31,996
Turkiye Sise ve Cam Fabrikalari AS		16,760	12,455

			524,691

United Arab Emirates - 0.7%
Abu Dhabi Commercial Bank PJSC		52,003	123,030
Aldar Properties PJSC		67,099	40,919
DP World PLC		3,287	46,018
Dubai Islamic Bank PJSC		34,138	47,585
Emaar Development PJSC		18,289	20,464
Emaar Malls PJSC		45,747	24,162
Emaar Properties PJSC		67,603	91,103
Emirates Telecommunications Group Co. PJSC		34,364	158,107
First Abu Dhabi Bank PJSC		51,809	215,239

			766,627

United States(c) - 0.0%
Nexteer Automotive Group Ltd.		17,578	13,654

TOTAL COMMON STOCKS (Cost $88,652,992)			97,639,584

PREFERRED STOCKS - 3.4%
Brazil - 2.5%
Banco Bradesco SA		76,084	605,402
Braskem SA, Class A*		3,678	25,065
Centrais Eletricas Brasileiras SA, Class B		4,716	53,469
Cia Brasileira de Distribuicao		2,866	60,601
Cia Energetica de Minas Gerais		18,286	65,178
Gerdau SA		19,662	61,108
Itau Unibanco Holding SA		92,765	760,310
Itausa - Investimentos Itau SA		84,299	250,189
Lojas Americanas SA		15,222	68,850
Petroleo Brasileiro SA		79,460	489,309
Telefonica Brasil SA		8,517	110,386

			2,549,867

Chile - 0.1%
Embotelladora Andina SA, Class B		5,911	18,270
Sociedad Quimica y Minera de Chile SA, Class B		2,123	52,369

			70,639

Colombia - 0.1%
Bancolombia SA		8,803	109,288
Grupo Aval Acciones y Valores SA		81,392	30,380
Grupo de Inversiones Suramericana SA		2,433	21,852

			161,520

Russia - 0.1%
Surgutneftegas PJSC		135,910	65,694
Transneft PJSC		10	22,545

			88,239

South Korea - 0.6%
Amorepacific Corp.		227	13,531
Hyundai Motor Co.		498	31,247
Hyundai Motor Co. - 2nd Preferred		767	54,711
LG Chem Ltd.		144	21,399
LG Household & Health Care Ltd.		36	21,578
Samsung Electronics Co. Ltd.		15,653	476,213

			618,679

TOTAL PREFERRED STOCKS (Cost $2,419,337)			3,488,944

	Principal Amount		Value
CORPORATE BONDS - 0.0%
India - 0.0%
Britannia Industries Ltd. 8.00%, 8/28/22 (Cost $8)(b)	INR $	29,160	7

	Number of Shares		Value
RIGHTS - 0.0%
Brazil - 0.0%
B2W Cia Digital*, expires 9/26/19		515	1,019

China - 0.0%
Zhengqi Financial Holding Corp.*, expires 12/31/49(b)		532	0

Taiwan - 0.0%
Shanghai Commercial & Savings Bank Ltd.*, expires 10/10/19		4,939	2,327
WPG Holdings Ltd.*, expires 9/10/19(b)		2,414	0

			2,327

TOTAL RIGHTS (Cost $0)			3,346

[815182.PARTF]80

WARRANTS - 0.0%
Thailand - 0.0%
Minor International PCL*, expires 9/30/21 (Cost $0)	2,475	327

EXCHANGE-TRADED FUNDS - 0.1%
Global X MSCI Pakistan ETF (Cost $64,435)	6,500	36,530

SECURITIES LENDING COLLATERAL - 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04%(d)(e) (Cost $860,824)	860,824	860,824

CASH EQUIVALENTS - 1.7%
DWS Government Money Market Series “Institutional Shares”, 2.09%(d) (Cost $1,787,922)	1,787,922	1,787,922

TOTAL INVESTMENTS - 100.3% (Cost $93,785,518)		$103,817,484
Other assets and liabilities, net - (0.3%)		(306,488)

NET ASSETS - 100.0%		$103,510,996

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
SECURITIES LENDING COLLATERAL — 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04%(d)(e)
751,459	109,365(f)	—	—	—	3,961	—	860,824	860,824
CASH EQUIVALENTS — 1.7%
DWS Government Money Market Series “Institutional Shares”, 2.09%(d)
879,859	7,908,352	(7,000,289)	—	—	9,498	—	1,787,922	1,787,922

1,631,318	8,017,717	(7,000,289)	—	—	13,459	—	2,648,746	2,648,746

[815182.PARTF]81

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2019 amounted to $1,748,693, which is 1.7% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Securities are listed in country of domicile and trade on exchanges within the MSCI EM US Dollar Hedged Index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,037,064.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2019.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC	Joint Stock Company
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2019 the Xtrackers MSCI Emerging Markets Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents
Financials	$24,916,660	24.7%
Information Technology	14,529,857	14.4
Consumer Discretionary	14,115,797	13.9
Communication Services	11,754,245	11.6
Energy	7,497,584	7.4
Materials	7,425,069	7.4
Consumer Staples	6,971,733	6.9
Industrials	5,368,205	5.3
Utilities	2,903,483	2.9
Real Estate	2,885,683	2.8
Health Care	2,763,892	2.7

Total	$101,132,208	100.0%

[815182.PARTF]82

At August 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(g)
MSCI Emerging Markets Index Futures	USD	48	$2,391,355	$2,361,600	9/20/2019	$(29,755)

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2019.

As of August 31, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
Goldman Sachs & Co.	9/5/2019	AED	2,516,100	USD	684,914	$—	$(73)
The Bank of Nova Scotia	9/5/2019	AED	292,500	USD	79,615	—	(16)
Goldman Sachs & Co.	9/5/2019	BRL	2,254,300	USD	597,609	53,407	—
JP Morgan & Chase Co.	9/5/2019	BRL	3,539,800	USD	938,192	83,663	—
JP Morgan & Chase Co.	9/5/2019	BRL	1,661,000	USD	440,362	39,386	—
The Bank of Nova Scotia	9/5/2019	BRL	27,738,100	USD	7,352,516	656,367	—
Goldman Sachs & Co.	9/5/2019	CLP	743,125,700	USD	1,060,835	30,950	—
Goldman Sachs & Co.	9/5/2019	CNH	12,808,600	USD	1,858,258	69,670	—
Goldman Sachs & Co.	9/5/2019	COP	1,575,540,900	USD	477,748	20,182	—
Goldman Sachs & Co.	9/5/2019	CZK	2,493,600	USD	108,189	2,551	—
JP Morgan & Chase Co.	9/5/2019	CZK	2,685,000	USD	116,480	2,734	—
Goldman Sachs & Co.	9/5/2019	EGP	2,865,900	USD	171,508	—	(1,388)
JP Morgan & Chase Co.	9/5/2019	EUR	318,700	USD	355,781	5,375	—
JP Morgan & Chase Co.	9/5/2019	HKD	2,217,000	USD	283,319	555	—
JP Morgan & Chase Co.	9/5/2019	HKD	34,234,500	USD	4,375,042	8,648	—
RBC Capital Markets	9/5/2019	HKD	90,347,300	USD	11,545,538	22,313	—
The Bank of New York Mellon	9/5/2019	HKD	75,722,100	USD	9,676,792	18,919	—
JP Morgan & Chase Co.	9/5/2019	HUF	63,664,900	USD	218,067	6,767	—
RBC Capital Markets	9/5/2019	HUF	44,286,400	USD	151,685	4,701	—
Goldman Sachs & Co.	9/5/2019	IDR	21,147,102,000	USD	1,501,498	11,854	—
JP Morgan & Chase Co.	9/5/2019	IDR	12,168,557,700	USD	864,306	7,128	—
RBC Capital Markets	9/5/2019	IDR	1,516,118,300	USD	107,702	903	—
Goldman Sachs & Co.	9/5/2019	INR	101,314,500	USD	1,470,886	54,038	—
JP Morgan & Chase Co.	9/5/2019	INR	610,771,800	USD	8,841,514	300,084	—
Goldman Sachs & Co.	9/5/2019	KRW	13,133,082,000	USD	11,120,777	275,583	—
JP Morgan & Chase Co.	9/5/2019	KRW	1,251,406,400	USD	1,059,078	25,676	—

[815182.PARTF]83

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
RBC Capital Markets	9/5/2019	KRW	2,010,718,000	USD	1,701,389	$40,954	$—
JP Morgan & Chase Co.	9/5/2019	MXN	3,631,400	USD	190,221	9,184	—
RBC Capital Markets	9/5/2019	MXN	12,285,500	USD	643,519	31,048	—
The Bank of New York Mellon	9/5/2019	MXN	42,233,300	USD	2,212,139	106,677	—
Goldman Sachs & Co.	9/5/2019	MYR	5,569,500	USD	1,348,156	24,837	—
RBC Capital Markets	9/5/2019	MYR	4,769,500	USD	1,154,423	21,186	—
Goldman Sachs & Co.	9/5/2019	PHP	30,969,200	USD	608,086	13,472	—
JP Morgan & Chase Co.	9/5/2019	PHP	5,291,800	USD	103,914	2,310	—
RBC Capital Markets	9/5/2019	PHP	29,959,400	USD	588,108	12,882	—
JP Morgan & Chase Co.	9/5/2019	PLN	1,054,200	USD	274,100	9,260	—
The Bank of Nova Scotia	9/5/2019	PLN	3,654,900	USD	950,211	32,012	—
Goldman Sachs & Co.	9/5/2019	QAR	3,981,400	USD	1,088,171	—	(5,125)
Goldman Sachs & Co.	9/5/2019	RUB	36,728,000	USD	576,276	26,083	—
JP Morgan & Chase Co.	9/5/2019	RUB	259,101,200	USD	4,061,518	180,124	—
Goldman Sachs & Co.	9/5/2019	THB	85,692,600	USD	2,792,199	—	(11,114)
The Bank of Nova Scotia	9/5/2019	THB	21,268,000	USD	692,979	—	(2,774)
Goldman Sachs & Co.	9/5/2019	TRY	143,200	USD	25,416	888	—
JP Morgan & Chase Co.	9/5/2019	TRY	2,545,400	USD	451,332	15,342	—
RBC Capital Markets	9/5/2019	TRY	884,100	USD	156,731	5,297	—
Goldman Sachs & Co.	9/5/2019	TWD	43,199,700	USD	1,391,788	15,229	—
JP Morgan & Chase Co.	9/5/2019	TWD	14,506,000	USD	467,167	4,933	—
JP Morgan & Chase Co.	9/5/2019	TWD	118,638,400	USD	3,818,423	38,008	—
RBC Capital Markets	9/5/2019	TWD	18,096,200	USD	582,321	5,685	—
The Bank of Nova Scotia	9/5/2019	TWD	210,299,200	USD	6,772,812	71,625	—
Goldman Sachs & Co.	9/5/2019	USD	45,425	AED	166,800	—	(15)
Goldman Sachs & Co.	9/5/2019	USD	639,613	AED	2,349,300	—	(36)
The Bank of Nova Scotia	9/5/2019	USD	79,632	AED	292,500	—	(1)
Goldman Sachs & Co.	9/5/2019	USD	152,053	BRL	591,000	—	(9,382)
Goldman Sachs & Co.	9/5/2019	USD	402,346	BRL	1,663,300	—	(815)
JP Morgan & Chase Co.	9/5/2019	USD	1,258,542	BRL	5,200,800	—	(3,037)
The Bank of Nova Scotia	9/5/2019	USD	6,215,212	BRL	25,682,500	—	(15,298)
The Bank of Nova Scotia	9/5/2019	USD	509,771	BRL	2,055,600	—	(13,536)
Goldman Sachs & Co.	9/5/2019	USD	971,669	CLP	698,979,600	—	(2,965)
Goldman Sachs & Co.	9/5/2019	USD	62,265	CLP	44,146,100	—	(1,084)
Goldman Sachs & Co.	9/5/2019	USD	107,616	CNH	760,900	—	(1,364)
Goldman Sachs & Co.	9/5/2019	USD	1,683,251	CNH	12,047,700	—	(914)
Goldman Sachs & Co.	9/5/2019	USD	432,618	COP	1,481,944,400	—	(2,234)

[815182.PARTF]84

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
Goldman Sachs & Co.	9/5/2019	USD	27,650	COP	93,596,500	$—	$(468)
Goldman Sachs & Co.	9/5/2019	USD	13,234	CZK	307,600	—	(203)
Goldman Sachs & Co.	9/5/2019	USD	92,725	CZK	2,186,000	—	(118)
JP Morgan & Chase Co.	9/5/2019	USD	113,894	CZK	2,685,000	—	(148)
Goldman Sachs & Co.	9/5/2019	USD	10,259	EGP	170,300	15	—
Goldman Sachs & Co.	9/5/2019	USD	162,719	EGP	2,695,600	—	(97)
JP Morgan & Chase Co.	9/5/2019	USD	20,971	EUR	18,900	—	(191)
JP Morgan & Chase Co.	9/5/2019	USD	330,204	EUR	299,800	—	(578)
JP Morgan & Chase Co.	9/5/2019	USD	4,652,416	HKD	36,451,500	—	(3,259)
RBC Capital Markets	9/5/2019	USD	11,530,729	HKD	90,347,300	—	(7,504)
The Bank of New York Mellon	9/5/2019	USD	1,508,490	HKD	11,827,800	71	—
The Bank of New York Mellon	9/5/2019	USD	7,718,609	HKD	60,475,300	—	(5,368)
The Bank of New York Mellon	9/5/2019	USD	437,069	HKD	3,419,000	—	(998)
JP Morgan & Chase Co.	9/5/2019	USD	21,728	HUF	6,412,900	—	(444)
JP Morgan & Chase Co.	9/5/2019	USD	190,474	HUF	57,252,000	—	(458)
RBC Capital Markets	9/5/2019	USD	147,340	HUF	44,286,400	—	(356)
Goldman Sachs & Co.	9/5/2019	USD	1,340,022	IDR	19,077,887,500	3,863	—
Goldman Sachs & Co.	9/5/2019	USD	145,392	IDR	2,069,214,500	368	—
JP Morgan & Chase Co.	9/5/2019	USD	857,968	IDR	12,168,557,700	—	(790)
RBC Capital Markets	9/5/2019	USD	106,814	IDR	1,516,118,300	—	(16)
Goldman Sachs & Co.	9/5/2019	USD	164,975	INR	11,543,000	—	(3,551)
Goldman Sachs & Co.	9/5/2019	USD	557,080	INR	39,847,900	179	—
Goldman Sachs & Co.	9/5/2019	USD	431,106	INR	29,770,000	—	(14,783)
Goldman Sachs & Co.	9/5/2019	USD	281,632	INR	20,153,600	209	—
JP Morgan & Chase Co.	9/5/2019	USD	8,554,227	INR	610,771,800	—	(12,796)
Goldman Sachs & Co.	9/5/2019	USD	787,579	KRW	950,292,900	—	(2,835)
Goldman Sachs & Co.	9/5/2019	USD	223,313	KRW	268,567,000	—	(1,532)
Goldman Sachs & Co.	9/5/2019	USD	110,106	KRW	130,043,000	—	(2,718)
Goldman Sachs & Co.	9/5/2019	USD	9,742,212	KRW	11,784,179,100	—	(10,931)
JP Morgan & Chase Co.	9/5/2019	USD	1,034,306	KRW	1,251,406,400	—	(904)
RBC Capital Markets	9/5/2019	USD	1,662,025	KRW	2,010,718,000	—	(1,590)
JP Morgan & Chase Co.	9/5/2019	USD	180,933	MXN	3,631,400	104	—
RBC Capital Markets	9/5/2019	USD	612,128	MXN	12,285,500	343	—
The Bank of New York Mellon	9/5/2019	USD	162,149	MXN	3,200,300	—	(2,604)
The Bank of New York Mellon	9/5/2019	USD	220,609	MXN	4,279,000	—	(7,288)
The Bank of New York Mellon	9/5/2019	USD	1,731,665	MXN	34,754,000	930	—
Goldman Sachs & Co.	9/5/2019	USD	1,173,630	MYR	4,955,300	3,754	—

[815182.PARTF]85

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
Goldman Sachs & Co.	9/5/2019	USD	147,220	MYR	614,200	$—	$(1,285)
RBC Capital Markets	9/5/2019	USD	1,131,286	MYR	4,769,500	1,952	—
Goldman Sachs & Co.	9/5/2019	USD	75,405	PHP	3,933,900	126	—
Goldman Sachs & Co.	9/5/2019	USD	518,355	PHP	27,035,300	728	—
JP Morgan & Chase Co.	9/5/2019	USD	101,654	PHP	5,291,800	—	(50)
RBC Capital Markets	9/5/2019	USD	575,257	PHP	29,959,400	—	(32)
JP Morgan & Chase Co.	9/5/2019	USD	265,424	PLN	1,054,200	—	(584)
The Bank of Nova Scotia	9/5/2019	USD	71,359	PLN	279,700	—	(1,092)
The Bank of Nova Scotia	9/5/2019	USD	847,245	PLN	3,375,200	686	—
Goldman Sachs & Co.	9/5/2019	USD	64,617	QAR	236,500	326	—
Goldman Sachs & Co.	9/5/2019	USD	1,023,197	QAR	3,744,900	5,156	—
Goldman Sachs & Co.	9/5/2019	USD	287,471	RUB	19,154,000	—	(540)
Goldman Sachs & Co.	9/5/2019	USD	266,636	RUB	17,574,000	—	(3,374)
JP Morgan & Chase Co.	9/5/2019	USD	3,888,718	RUB	259,101,200	—	(7,323)
Goldman Sachs & Co.	9/5/2019	USD	198,435	THB	6,109,800	1,439	—
Goldman Sachs & Co.	9/5/2019	USD	2,600,320	THB	79,582,800	3,119	—
The Bank of Nova Scotia	9/5/2019	USD	133,548	THB	4,113,000	1,003	—
The Bank of Nova Scotia	9/5/2019	USD	561,125	THB	17,155,000	77	—
Goldman Sachs & Co.	9/5/2019	USD	24,578	TRY	143,200	—	(50)
JP Morgan & Chase Co.	9/5/2019	USD	36,852	TRY	212,200	—	(506)
JP Morgan & Chase Co.	9/5/2019	USD	400,126	TRY	2,333,200	—	(482)
RBC Capital Markets	9/5/2019	USD	151,617	TRY	884,100	—	(184)
Goldman Sachs & Co.	9/5/2019	USD	755,271	TWD	23,627,900	—	(2,368)
Goldman Sachs & Co.	9/5/2019	USD	623,703	TWD	19,571,800	—	(47)
JP Morgan & Chase Co.	9/5/2019	USD	4,247,708	TWD	133,144,400	—	(5,059)
RBC Capital Markets	9/5/2019	USD	577,231	TWD	18,096,200	—	(596)
The Bank of Nova Scotia	9/5/2019	USD	222,529	TWD	7,003,000	621	—
The Bank of Nova Scotia	9/5/2019	USD	6,472,340	TWD	203,296,200	5,697	—
JP Morgan & Chase Co.	9/5/2019	USD	5,073,601	ZAR	77,058,100	3,106	—
JP Morgan & Chase Co.	9/5/2019	USD	381,116	ZAR	5,796,900	793	—
RBC Capital Markets	9/5/2019	USD	112,101	ZAR	1,656,000	—	(3,001)
RBC Capital Markets	9/5/2019	USD	969,564	ZAR	14,725,700	588	—
JP Morgan & Chase Co.	9/5/2019	ZAR	82,855,000	USD	5,821,503	362,887	—
RBC Capital Markets	9/5/2019	ZAR	1,875,000	USD	131,736	8,208	—
RBC Capital Markets	9/5/2019	ZAR	14,506,700	USD	1,019,234	63,510	—
Goldman Sachs & Co.	10/3/2019	AED	2,349,300	USD	639,544	25	—
The Bank of Nova Scotia	10/3/2019	AED	292,500	USD	79,622	—	(2)
[815182.PARTF]86

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
The Bank of Nova Scotia	10/3/2019	AED	373,000	USD	101,525	$—	$(12)
Goldman Sachs & Co.	10/3/2019	BRL	1,663,300	USD	401,647	881	—
JP Morgan & Chase Co.	10/3/2019	BRL	5,200,800	USD	1,256,414	3,300	—
The Bank of Nova Scotia	10/3/2019	BRL	25,682,500	USD	6,203,952	15,844	—
Goldman Sachs & Co.	10/3/2019	CLP	698,979,600	USD	971,466	2,478	—
Goldman Sachs & Co.	10/3/2019	COP	1,481,944,400	USD	432,177	2,287	—
Goldman Sachs & Co.	10/3/2019	CZK	2,186,000	USD	92,757	116	—
JP Morgan & Chase Co.	10/3/2019	CZK	2,685,000	USD	113,916	127	—
Goldman Sachs & Co.	10/3/2019	EGP	2,695,600	USD	161,220	22	—
JP Morgan & Chase Co.	10/3/2019	EUR	299,800	USD	330,930	571	—
JP Morgan & Chase Co.	10/3/2019	HKD	36,451,500	USD	4,651,755	2,771	—
RBC Capital Markets	10/3/2019	HKD	90,347,300	USD	11,529,479	6,685	—
The Bank of New York Mellon	10/3/2019	HKD	60,475,300	USD	7,717,082	4,130	—
JP Morgan & Chase Co.	10/3/2019	HUF	57,252,000	USD	190,786	449	—
RBC Capital Markets	10/3/2019	HUF	44,286,400	USD	147,578	346	—
Goldman Sachs & Co.	10/3/2019	IDR	19,077,887,500	USD	1,333,652	—	(4,300)
JP Morgan & Chase Co.	10/3/2019	IDR	12,168,557,700	USD	853,874	481	—
RBC Capital Markets	10/3/2019	IDR	1,516,118,300	USD	106,342	15	—
JP Morgan & Chase Co.	10/3/2019	MXN	2,649,000	USD	131,340	—	(81)
JP Morgan & Chase Co.	10/3/2019	MXN	3,631,400	USD	180,050	—	(108)
RBC Capital Markets	10/3/2019	MXN	12,285,500	USD	609,138	—	(362)
The Bank of New York Mellon	10/3/2019	MXN	34,754,000	USD	1,723,336	—	(855)
Goldman Sachs & Co.	10/3/2019	MYR	4,955,300	USD	1,170,995	—	(1,871)
RBC Capital Markets	10/3/2019	MYR	4,769,500	USD	1,129,410	521	—
Goldman Sachs & Co.	10/3/2019	PHP	27,035,300	USD	517,462	—	(268)
JP Morgan & Chase Co.	10/3/2019	PHP	5,291,800	USD	101,395	56	—
RBC Capital Markets	10/3/2019	PHP	29,959,400	USD	575,136	1,410	—
JP Morgan & Chase Co.	10/3/2019	PLN	1,054,200	USD	265,546	579	—
The Bank of Nova Scotia	10/3/2019	PLN	3,375,200	USD	847,510	—	(828)
Goldman Sachs & Co.	10/3/2019	QAR	615,000	USD	168,102	—	(809)
Goldman Sachs & Co.	10/3/2019	QAR	3,744,900	USD	1,023,616	—	(4,924)
Goldman Sachs & Co.	10/3/2019	RUB	19,154,000	USD	286,394	546	—
JP Morgan & Chase Co.	10/3/2019	RUB	259,101,200	USD	3,873,990	7,257	—
Goldman Sachs & Co.	10/3/2019	THB	79,582,800	USD	2,596,926	—	(8,502)
The Bank of Nova Scotia	10/3/2019	THB	17,155,000	USD	560,209	—	(1,421)
Goldman Sachs & Co.	10/3/2019	TRY	143,200	USD	24,289	37	—
JP Morgan & Chase Co.	10/3/2019	TRY	2,333,200	USD	395,422	276	—

[815182.PARTF]87

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
RBC Capital Markets	10/3/2019	TRY	884,100	USD	149,868	$138	$—
Goldman Sachs & Co.	10/3/2019	TWD	19,571,800	USD	625,097	—	(1,415)
JP Morgan & Chase Co.	10/3/2019	TWD	133,144,400	USD	4,257,487	—	(4,594)
RBC Capital Markets	10/3/2019	TWD	18,096,200	USD	578,616	—	(661)
The Bank of Nova Scotia	10/3/2019	TWD	203,296,200	USD	6,487,003	—	(20,705)
JP Morgan & Chase Co.	10/3/2019	USD	1,112,957	HKD	8,720,000	—	(818)
Goldman Sachs & Co.	10/3/2019	USD	92,180	MYR	389,000	—	(108)
Goldman Sachs & Co.	10/3/2019	USD	254,612	TWD	7,950,000	—	(125)
JP Morgan & Chase Co.	10/3/2019	USD	141,569	ZAR	2,158,000	79	—
JP Morgan & Chase Co.	10/3/2019	ZAR	77,058,100	USD	5,054,760	—	(3,222)
RBC Capital Markets	10/3/2019	ZAR	14,725,700	USD	965,919	—	(654)
Goldman Sachs & Co.	10/4/2019	INR	20,153,600	USD	280,495	801	—
JP Morgan & Chase Co.	10/4/2019	INR	21,400,000	USD	297,383	391	—
JP Morgan & Chase Co.	10/4/2019	INR	610,771,800	USD	8,517,247	40,879	—
Goldman Sachs & Co.	10/4/2019	KRW	11,784,179,100	USD	9,748,659	4,463	—
JP Morgan & Chase Co.	10/4/2019	KRW	1,251,406,400	USD	1,035,016	243	—
RBC Capital Markets	10/4/2019	KRW	2,010,718,000	USD	1,663,125	486	—
Goldman Sachs & Co.	10/4/2019	USD	494,221	KRW	597,153,000	—	(443)
Goldman Sachs & Co.	10/9/2019	CNH	12,047,700	USD	1,681,583	1,223	—
JP Morgan & Chase Co.	10/9/2019	CNH	7,286,000	USD	1,016,823	604	—

Total unrealized appreciation (depreciation)						$2,938,865	$(237,360)

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2019.

[815182.PARTF]88

Currency Abbreviations

AED	Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

[815182.PARTF]89

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(i)	$97,543,865	$—	$95,719	$97,639,584
Preferred Stocks(i)	3,488,944	—	—	3,488,944
Corporate Bonds	—	—	7	7
Rights(i)	3,346	—	0	3,346
Warrants	327	—	—	327
Exchange-Traded Funds	36,530	—	—	36,530
Short-Term Investments(i)	2,648,746	—	—	2,648,746
Derivatives(j)
Forward Foreign Currency Contracts	—	2,938,865	—	2,938,865

TOTAL	$103,721,758	$2,938,865	$95,726	$106,756,349

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(j)
Forward Foreign Currency Contracts	$—	$(237,360)	$—	$(237,360)
Futures Contracts	(29,755)	—	—	(29,755)

TOTAL	$(29,755)	$(237,360)	$—	$(267,115)

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended August 31, 2019, the amount of transfers from Level 1 to Level 3 was $17,348 and between Level 3 and Level 1 was $299. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. The investments were transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

[815182.PARTF]90

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF

August 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.1%
Australia(a) - 0.5%
BHP Group PLC	201,543	$4,348,065

Austria - 0.4%
ANDRITZ AG	6,660	234,523
Erste Group Bank AG*	30,255	973,280
OMV AG	13,731	700,376
Raiffeisen Bank International AG	14,482	316,499
Verbund AG	5,990	356,486
voestalpine AG(b)	10,858	250,007

		2,831,171

Belgium - 1.6%
Ageas	16,688	893,205
Anheuser-Busch InBev SA/NV	72,583	6,876,382
Colruyt SA	5,275	269,989
Groupe Bruxelles Lambert SA	8,722	814,420
KBC Group NV	23,225	1,343,660
Proximus SADP	13,915	411,237
Solvay SA	6,920	697,570
Telenet Group Holding NV	4,648	231,614
UCB SA	11,767	878,636
Umicore SA	18,575	591,419

		13,008,132

Chile(a) - 0.1%
Antofagasta PLC	36,107	380,477

Denmark - 2.8%
A.P. Moller - Maersk A/S, Class A	341	339,515
A.P. Moller - Maersk A/S, Class B	613	652,163
Carlsberg A/S, Class B	10,433	1,540,065
Chr Hansen Holding A/S	9,843	826,954
Coloplast A/S, Class B	10,908	1,299,079
Danske Bank A/S	62,585	822,837
Demant A/S*	10,567	320,068
DSV A/S	20,777	2,059,157
Genmab A/S*	6,307	1,287,048
H Lundbeck A/S	6,914	251,713
ISS A/S	15,256	387,103
Novo Nordisk A/S, Class B	169,549	8,804,138
Novozymes A/S, Class B	20,399	869,834
Orsted A/S, 144A	17,790	1,698,618
Pandora A/S(b)	9,718	413,956
Tryg A/S	10,777	322,140
Vestas Wind Systems A/S	18,360	1,349,015

		23,243,403

Finland - 1.8%
Elisa OYJ	13,524	680,157
Fortum OYJ	40,684	894,723
Kone OYJ, Class B	33,735	1,950,223
Metso OYJ	10,039	376,017
Neste OYJ	39,874	1,255,107
Nokia OYJ	536,971	2,655,418
Nokian Renkaat OYJ	11,559	316,328
Nordea Bank Abp	309,304	1,931,840
Nordea Bank Abp	4,205	26,218
Orion OYJ, Class B	9,744	361,648
Sampo OYJ, Class A	42,267	1,678,832
Stora Enso OYJ, Class R	54,188	605,678
UPM-Kymmene OYJ	49,261	1,327,521
Wartsila OYJ Abp	40,648	498,341

		14,558,051

France - 17.5%
Accor SA	16,978	732,579
Aeroports de Paris	2,757	476,026
Air Liquide SA	41,005	5,707,682
Airbus SE	55,669	7,668,685
Alstom SA	14,439	616,836
Amundi SA, 144A	5,633	360,004
Arkema SA	7,590	665,342
Atos SE	8,999	681,248
AXA SA	184,411	4,229,870
BioMerieux	3,795	308,438
BNP Paribas SA	106,847	4,818,752
Bollore SA	81,797	347,190
Bouygues SA	20,763	788,417
Bureau Veritas SA	26,785	640,573
Capgemini SE	14,960	1,794,623
Carrefour SA	53,262	907,334
Casino Guichard Perrachon SA(b)	5,272	221,918
Cie de Saint-Gobain	49,145	1,772,702
Cie Generale des Etablissements Michelin SCA	16,024	1,683,630
CNP Assurances	16,286	295,694
Covivio REIT	4,511	479,917
Credit Agricole SA	106,493	1,216,058
Danone SA(b)	58,759	5,260,616
Dassault Aviation SA	241	342,743
Dassault Systemes SE	12,295	1,731,669
Edenred	23,527	1,145,481
Eiffage SA	7,297	755,783
Electricite de France SA	63,107	767,444
Engie SA	173,929	2,642,743
EssilorLuxottica SA	26,826	3,958,111
Eurazeo SE	4,992	330,011
Eutelsat Communications SA	16,857	293,092
Faurecia SE	7,059	308,388
Gecina SA REIT	4,252	673,870
Getlink SE	42,415	596,688
Hermes International	2,977	2,031,834
ICADE REIT	3,023	267,290
Iliad SA	2,551	267,022
Imerys SA	3,024	123,303

[815182.PARTF]91

Ingenico Group SA	5,779	572,898
Ipsen SA	3,617	380,035
JCDecaux SA	6,322	168,980
Kering SA	7,184	3,477,214
Klepierre SA REIT	18,687	570,134
Legrand SA	26,031	1,837,295
L’Oreal SA	24,020	6,562,841
LVMH Moet Hennessy Louis Vuitton SE	26,678	10,625,742
Natixis SA	90,134	348,896
Orange SA	189,774	2,878,284
Pernod Ricard SA	20,159	3,848,457
Peugeot SA	57,373	1,281,925
Publicis Groupe SA	19,930	955,456
Remy Cointreau SA*(b)	2,096	316,516
Renault SA	17,905	1,026,431
Safran SA	31,285	4,543,820
Sanofi	107,172	9,201,558
Sartorius Stedim Biotech	2,685	415,494
Schneider Electric SE	52,069	4,358,369
SCOR SE	15,192	605,926
SEB SA	2,245	349,133
Societe BIC SA	2,466	157,466
Societe Generale SA	74,872	1,897,153
Sodexo SA	8,150	923,494
Suez	31,854	494,504
Teleperformance	5,926	1,293,477
Thales SA	10,067	1,163,395
TOTAL SA	229,166	11,432,156
Ubisoft Entertainment SA*	7,756	625,338
Unibail-Rodamco-Westfield REIT	13,673	1,789,754
Valeo SA	22,375	610,847
Veolia Environnement SA	52,418	1,253,019
Vinci SA	49,289	5,390,026
Vivendi SA	90,769	2,536,890
Wendel SA	2,462	344,998
Worldline SA, 144A*	7,636	527,040

		142,674,567

Germany - 12.5%
1&1 Drillisch AG	5,104	140,015
adidas AG	17,218	5,103,657
Allianz SE	40,367	8,895,260
Axel Springer SE	4,712	323,670
BASF SE	89,152	5,896,592
Bayer AG	88,815	6,573,206
Bayerische Motoren Werke AG	33,153	2,215,724
Beiersdorf AG	9,933	1,249,982
Brenntag AG	14,147	681,481
Carl Zeiss Meditec AG	3,740	431,186
Commerzbank AG	97,117	550,654
Continental AG	10,281	1,240,216
Covestro AG, 144A	16,179	732,422
Daimler AG	86,672	4,067,947
Delivery Hero SE, 144A*	10,462	528,461
Deutsche Bank AG(c)	191,566	1,383,674
Deutsche Boerse AG	17,944	2,637,733
Deutsche Lufthansa AG	21,462	329,758
Deutsche Post AG	93,937	3,086,922
Deutsche Telekom AG	324,019	5,404,376
Deutsche Wohnen SE	34,812	1,234,273
E.ON SE	209,396	1,945,807
Evonik Industries AG	17,364	442,365
Fraport AG Frankfurt Airport Services Worldwide	3,624	302,625
Fresenius Medical Care AG & Co. KGaA	21,032	1,414,653
Fresenius SE & Co. KGaA	39,512	1,917,679
GEA Group AG	14,607	393,801
Hannover Rueck SE	5,513	877,353
HeidelbergCement AG	13,845	959,239
Henkel AG & Co. KGaA	9,680	894,192
HOCHTIEF AG	2,521	274,161
HUGO BOSS AG	5,645	314,426
Infineon Technologies AG	117,940	2,041,288
Innogy SE, 144A	1,607	79,990
Innogy SE	10,836	448,981
KION Group AG	6,371	308,020
Knorr-Bremse AG	4,502	420,524
LANXESS AG	7,710	463,510
Merck KGaA	12,118	1,295,338
METRO AG	17,422	269,599
MTU Aero Engines AG	4,833	1,318,898
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14,096	3,375,755
Puma SE	7,654	580,858
RWE AG	51,175	1,457,280
SAP SE	93,700	11,183,744
Siemens AG	73,010	7,297,983
Siemens Healthineers AG, 144A	13,642	535,409
Symrise AG	12,564	1,172,616
Telefonica Deutschland Holding AG	83,439	212,386
thyssenkrupp AG	37,682	460,321
TUI AG	40,181	399,450
Uniper SE	19,557	592,593
United Internet AG	11,472	375,728
Volkswagen AG	3,044	496,641
Vonovia SE	48,882	2,433,688
Wirecard AG	11,137	1,776,043
Zalando SE, 144A*	11,662	576,771

		102,016,924

Ireland - 1.3%
AerCap Holdings NV*	12,122	649,982

[815182.PARTF]92

AIB Group PLC	76,342	193,146
Bank of Ireland Group PLC	86,725	329,981
CRH PLC	76,767	2,554,749
DCC PLC	9,292	789,647
Experian PLC	88,666	2,716,642
Flutter Entertainment PLC	7,360	605,382
Kerry Group PLC, Class A	15,013	1,786,956
Kingspan Group PLC	14,295	652,632
Smurfit Kappa Group PLC	20,616	635,784

		10,914,901

Isle of Man - 0.1%
GVC Holdings PLC	54,200	414,829

Italy - 3.2%
Assicurazioni Generali SpA	102,283	1,851,462
Atlantia SpA	46,253	1,126,999
Davide Campari-Milano SpA	56,713	531,367
Enel SpA	775,563	5,620,615
Eni SpA	241,047	3,624,145
Ferrari NV	11,926	1,876,962
FinecoBank Banca Fineco SpA	59,774	616,085
Intesa Sanpaolo SpA	1,451,924	3,180,626
Leonardo SpA	36,965	452,172
Mediobanca Banca di Credito Finanziario SpA	56,872	563,172
Moncler SpA	16,760	627,941
Pirelli & C SpA, 144A	34,336	178,307
Poste Italiane SpA, 144A	49,648	533,216
Prysmian SpA	22,867	500,252
Recordati SpA	10,184	446,142
Snam SpA	193,920	980,175
Telecom Italia SpA*	849,796	452,415
Telecom Italia SpA-RSP	561,536	285,929
Terna Rete Elettrica Nazionale SpA	131,082	822,616
UniCredit SpA	189,148	2,091,306

		26,361,904

Luxembourg - 0.4%
ArcelorMittal	68,307	982,854
Aroundtown SA	82,940	689,681
Eurofins Scientific SE(b)	977	447,119
Millicom International Cellular SA SDR	6,348	323,394
RTL Group SA(b)	2,842	132,374
SES SA	33,578	540,827
Tenaris SA	43,990	479,315

		3,595,564

Mexico(a) - 0.0%
Fresnillo PLC	20,965	188,878

Netherlands - 7.3%
ABN AMRO Bank NV, 144A	39,391	700,693
Adyen NV, 144A*	958	693,644
Aegon NV	167,618	637,956
Akzo Nobel NV	22,645	2,027,626
ASML Holding NV	40,512	9,005,130
EXOR NV	10,300	696,194
Heineken Holding NV	10,742	1,061,950
Heineken NV	24,555	2,611,281
ING Groep NV	369,238	3,529,341
Koninklijke Ahold Delhaize NV	112,791	2,638,554
Koninklijke DSM NV	17,148	2,131,542
Koninklijke KPN NV	355,835	1,126,313
Koninklijke Philips NV	88,204	4,157,301
Koninklijke Vopak NV	6,538	311,567
NN Group NV	28,100	940,706
NXP Semiconductors NV	28,019	2,861,861
QIAGEN NV*	21,150	734,772
Randstad NV	11,086	517,214
Royal Dutch Shell PLC, Class A	413,867	11,459,278
Royal Dutch Shell PLC, Class B	357,137	9,842,890
Wolters Kluwer NV	26,366	1,898,611

		59,584,424

Norway - 1.0%
Aker BP ASA	9,667	256,522
DNB ASA	93,915	1,514,027
Equinor ASA	93,524	1,599,069
Gjensidige Forsikring ASA	18,635	359,828
Mowi ASA	43,565	1,042,248
Norsk Hydro ASA	125,292	396,548
Orkla ASA	72,500	664,516
Schibsted ASA, Class B	9,500	275,235
Telenor ASA	68,989	1,416,545
Yara International ASA	16,536	717,355

		8,241,893

Portugal - 0.3%
EDP - Energias de Portugal SA	258,165	975,486
Galp Energia SGPS SA	46,691	670,184
Jeronimo Martins SGPS SA	22,561	372,183

		2,017,853

Russia(a) - 0.0%
Evraz PLC	47,066	284,231

South Africa(a) - 0.0%
Investec PLC	63,386	325,789

Spain - 4.5%
ACS Actividades de Construccion y Servicios SA	24,394	921,468
Aena SME SA, 144A	6,562	1,182,763
Amadeus IT Group SA	41,497	3,090,352
Banco Bilbao Vizcaya Argentaria SA	629,723	2,982,249
Banco de Sabadell SA	524,230	448,710
Banco Santander SA	1,546,412	5,846,574
Bankia SA	114,966	208,610
Bankinter SA	61,744	359,521
CaixaBank SA	330,518	748,671

[815182.PARTF]93

Cellnex Telecom SA, 144A*	18,094	723,859
Enagas SA	21,137	461,244
Endesa SA	29,608	760,476
Ferrovial SA	48,117	1,368,084
Grifols SA	30,339	960,310
Iberdrola SA	573,035	5,889,839
Industria de Diseno Textil SA	103,565	3,200,708
Mapfre SA	95,825	249,390
Naturgy Energy Group SA	27,973	731,701
Red Electrica Corp. SA	40,336	803,505
Repsol SA	140,719	2,044,570
Siemens Gamesa Renewable Energy SA	22,311	303,692
Telefonica SA	443,826	3,073,548

		36,359,844

Sweden - 3.7%
Alfa Laval AB	29,301	539,468
Assa Abloy AB, Class B	94,760	1,978,300
Atlas Copco AB, Class A	67,084	2,003,364
Atlas Copco AB, Class B	36,366	968,930
Boliden AB	24,813	548,611
Electrolux AB, Series B	21,066	471,131
Epiroc AB, Class A	61,395	636,179
Epiroc AB, Class B	36,342	360,138
Essity AB, Class B	59,151	1,844,806
Hennes & Mauritz AB, Class B(b)	75,344	1,443,064
Hexagon AB, Class B	24,222	1,076,023
Husqvarna AB, Class B	38,890	301,542
ICA Gruppen AB(b)	8,425	413,153
Industrivarden AB, Class C	15,555	325,375
Investor AB, Class B	44,760	2,098,756
Kinnevik AB, Class B	23,357	636,361
L E Lundbergforetagen AB, Class B	7,073	264,914
Lundin Petroleum AB	17,442	529,943
Sandvik AB	105,981	1,519,853
Securitas AB, Class B	28,193	422,120
Skandinaviska Enskilda Banken AB, Class A	158,782	1,364,781
Skanska AB, Class B	31,216	584,903
SKF AB, Class B	34,721	560,190
Svenska Handelsbanken AB, Class A	148,980	1,311,192
Swedbank AB, Class A	88,365	1,135,326
Swedish Match AB	16,419	644,069
Tele2 AB, Class B(b)	46,525	656,303
Telefonaktiebolaget LM Ericsson, Class B	291,793	2,273,183
Telia Co. AB	271,541	1,188,570
Volvo AB, Class B	140,087	1,934,026

		30,034,574

Switzerland - 15.6%
ABB Ltd.	174,837	3,312,143
Adecco Group AG	14,750	775,837
Alcon, Inc.*	40,785	2,484,805
Baloise Holding AG	4,548	775,193
Barry Callebaut AG	218	445,801
Chocoladefabriken Lindt & Spruengli AG	10	822,430
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	103	762,288
Cie Financiere Richemont SA	49,797	3,864,016
Clariant AG*	18,066	332,571
Coca-Cola HBC AG*	18,691	620,890
Credit Suisse Group AG*	240,371	2,808,680
Dufry AG*	4,014	325,419
EMS-Chemie Holding AG	771	458,432
Geberit AG	3,625	1,648,510
Givaudan SA	862	2,330,601
Glencore PLC*	1,058,072	3,050,644
Julius Baer Group Ltd.*	20,850	824,310
Kuehne + Nagel International AG	5,025	731,348
LafargeHolcim Ltd.*	45,698	2,159,430
Lonza Group AG*	7,035	2,486,328
Nestle SA	291,516	32,693,383
Novartis AG	204,889	18,426,037
Pargesa Holding SA	3,617	264,400
Partners Group Holding AG	1,831	1,484,780
Roche Holding AG	67,089	18,342,292
Schindler Holding AG	1,918	434,856
Schindler Holding AG Participation Certificates	3,785	864,269
SGS SA	488	1,198,121
Sika AG	11,998	1,722,572
Sonova Holding AG	5,393	1,251,601
STMicroelectronics NV	66,620	1,180,653
Straumann Holding AG	947	742,100
Swatch Group AG - Bearer	2,767	749,515
Swatch Group AG - Registered	5,216	266,399
Swiss Life Holding AG	3,344	1,585,591
Swiss Prime Site AG*	7,062	702,811
Swiss Re AG	29,100	2,797,834
Swisscom AG	2,498	1,247,044
Temenos AG*	6,672	1,117,674
UBS Group AG*	365,435	3,858,344
Vifor Pharma AG	4,335	687,205
Zurich Insurance Group AG	14,451	5,142,351

		127,779,508

United Arab Emirates(a) - 0.0%
NMC Health PLC(b)	7,344	223,583

United Kingdom - 22.4%
3i Group PLC	90,558	1,208,245
Admiral Group PLC	17,907	467,815
Anglo American PLC	99,990	2,158,633

[815182.PARTF]94

Ashtead Group PLC	44,370	1,226,101
Associated British Foods PLC	35,581	983,229
AstraZeneca PLC	125,422	11,168,265
Auto Trader Group PLC, 144A	88,549	572,781
Aviva PLC	393,530	1,695,600
BAE Systems PLC	301,984	2,004,832
Barclays PLC	1,689,646	2,808,446
Barratt Developments PLC	94,491	727,113
Berkeley Group Holdings PLC	11,556	550,783
BP PLC	1,943,604	11,829,627
British American Tobacco PLC	218,652	7,662,413
British Land Co. PLC REIT	87,929	545,446
BT Group PLC	800,715	1,613,849
Bunzl PLC	31,816	779,308
Burberry Group PLC	40,674	1,071,011
Centrica PLC	530,730	450,118
CNH Industrial NV	94,597	972,091
Coca-Cola European Partners PLC	23,131	1,303,201
Compass Group PLC	150,843	3,823,262
Croda International PLC	11,983	685,595
Diageo PLC	227,151	9,683,589
Direct Line Insurance Group PLC	128,217	441,677
easyJet PLC	15,401	180,541
Ferguson PLC	22,629	1,664,215
Fiat Chrysler Automobiles NV	101,882	1,325,542
G4S PLC	148,650	314,546
GlaxoSmithKline PLC	474,045	9,872,825
Halma PLC	35,352	844,411
Hargreaves Lansdown PLC	27,471	627,754
HSBC Holdings PLC	1,938,142	13,947,183
Imperial Brands PLC	90,600	2,342,095
Informa PLC	125,972	1,333,561
InterContinental Hotels Group PLC	17,988	1,121,751
Intertek Group PLC	16,125	1,065,023
ITV PLC	337,520	476,201
J Sainsbury PLC	164,166	391,724
John Wood Group PLC	66,044	302,886
Johnson Matthey PLC	18,031	638,458
Kingfisher PLC	196,586	465,136
Land Securities Group PLC REIT	67,889	640,538
Legal & General Group PLC	560,290	1,497,148
Lloyds Banking Group PLC	6,776,850	4,109,021
London Stock Exchange Group PLC	29,383	2,486,282
Marks & Spencer Group PLC	172,627	403,826
Meggitt PLC	72,373	545,113
Melrose Industries PLC	459,395	1,011,497
Merlin Entertainments PLC, 144A	58,472	321,379
Micro Focus International PLC	31,823	429,352
Mondi PLC	50,543	982,167
National Grid PLC	322,572	3,369,664
Next PLC	12,803	924,752
Ocado Group PLC*	42,348	667,559
Pearson PLC	72,791	736,389
Persimmon PLC	30,407	703,911
Prudential PLC	246,127	4,096,990
Reckitt Benckiser Group PLC	67,435	5,250,698
RELX PLC	186,593	4,464,871
Rentokil Initial PLC	172,293	943,828
Rio Tinto PLC	108,827	5,494,802
Rolls-Royce Holdings PLC*	159,828	1,499,821
Royal Bank of Scotland Group PLC	470,618	1,061,977
RSA Insurance Group PLC	94,118	599,413
Sage Group PLC	101,141	862,218
Schroders PLC	12,315	409,088
Segro PLC REIT	101,041	965,132
Severn Trent PLC	22,097	556,843
Smith & Nephew PLC	82,814	1,980,094
Smiths Group PLC	36,898	749,564
Spirax-Sarco Engineering PLC	6,871	670,941
SSE PLC	100,790	1,411,602
St James’s Place PLC	49,328	550,885
Standard Chartered PLC	265,759	2,011,398
Standard Life Aberdeen PLC	236,186	716,467
Taylor Wimpey PLC	305,456	542,466
Tesco PLC	929,452	2,479,060
Unilever NV	138,673	8,601,946
Unilever PLC	105,441	6,666,506
United Utilities Group PLC	61,529	609,430
Vodafone Group PLC	2,542,887	4,803,417
Weir Group PLC	24,171	430,729
Whitbread PLC	12,174	647,787
Wm Morrison Supermarkets PLC	220,626	490,204
WPP PLC	118,452	1,398,374

		183,142,031

United States(a) - 0.1%
Carnival PLC	15,412	646,615

TOTAL COMMON STOCKS (Cost $864,298,920)		793,177,211

PREFERRED STOCKS - 0.8%
Germany - 0.8%
Bayerische Motoren Werke AG	5,180	278,392
FUCHS PETROLUB SE	7,089	247,603
Henkel AG & Co. KGaA	17,765	1,778,695
Porsche Automobil Holding SE	14,276	895,274
Sartorius AG	3,296	658,928
Volkswagen AG	17,547	2,817,545

		6,676,437

TOTAL PREFERRED STOCKS (Cost $8,327,058)		6,676,437

[815182.PARTF]95

SECURITIES LENDING COLLATERAL - 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04%(d)(e) (Cost $3,145,589)	3,145,589	3,145,589

CASH EQUIVALENTS - 1.3%
DWS ESG Liquidity Fund “Capital Shares”, 2.31%(d)	631,715	631,841
DWS Government Money Market Series “Institutional Shares”, 2.09%(d)	10,335,044	10,335,044

TOTAL CASH EQUIVALENTS (Cost $10,966,760)		10,966,885

TOTAL INVESTMENTS - 99.6% (Cost $886,738,327)		$813,966,122
Other assets and liabilities, net - 0.4%		3,387,627

NET ASSETS - 100.0%		$817,353,749

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
COMMON STOCKS — 0.2%
Germany — 0.2%
Deutsche Bank AG(c)
1,318,613	91,248	(99,777)	481	73,109	—	—	191,566	1,383,674
SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04%(d)(e)
26,160,853	—	(23,015,264)(f)	—	—	82,686	—	3,145,589	3,145,589
CASH EQUIVALENTS — 1.3%
DWS ESG Liquidity Fund “Capital Shares”, 2.31%(d)
9,320,708	11,008	(8,701,740)	1,740	125	13,640	—	631,715	631,841
DWS Government Money Market Series “Institutional Shares”, 2.09%(d)
15,462,354	118,389,273	(123,516,583)	—	—	87,634	—	10,335,044	10,335,044

52,262,528	118,491,529	(155,333,364)	2,221	73,234	183,960	—	14,303,914	15,496,148

[815182.PARTF]96

*	Non-income producing security.
(a)	Securities are listed in country of domicile and trade on exchanges within the MSCI Europe US Dollar Hedged Index.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2019 amounted to $3,403,543, which is 0.4% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $456,911.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2019.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[815182.PARTF]97

At August 31, 2019 the Xtrackers MSCI Europe Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$135,611,550	17.0%
Consumer Staples	124,807,127	15.6
Health Care	110,745,033	13.9
Industrials	108,230,936	13.5
Consumer Discretionary	75,523,083	9.4
Materials	57,250,603	7.1
Energy	56,337,636	7.1
Information Technology	46,398,470	5.8
Communication Services	37,881,172	4.7
Utilities	36,075,505	4.5
Real Estate	10,992,533	1.4

Total	$799,853,648	100.0%

At August 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(g)
AMSTERDAM Index Futures	EUR	12	$1,451,932	$1,472,034	9/20/2019	$37,999
CAC40 10 EURO Futures	EUR	55	3,262,673	3,311,330	9/20/2019	85,091
DAX Index Futures	EUR	8	2,651,164	2,618,489	9/20/2019	(921)
FTSE/MIB Index Futures	EUR	5	584,833	585,794	9/20/2019	9,549
FTSE 100 Index Futures	GBP	47	4,253,294	4,106,503	9/20/2019	(70,198)
IBEX 35 Index Futures	EUR	8	771,823	773,424	9/20/2019	11,110
OMXS30 Index Futures	SEK	40	639,425	641,796	9/20/2019	9,520
SWISS MKT IX Futures	CHF	30	2,979,520	2,994,392	9/20/2019	693

Total net unrealized appreciation						$82,843

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2019.

As of August 31, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
JP Morgan & Chase Co.	9/5/2019	CHF	49,696,022	USD	50,338,798	$104,970	$—

[815182.PARTF]98

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
RBC Capital Markets	9/5/2019	CHF	5,366,000	USD	5,435,361	$11,290	$—
RBC Capital Markets	9/5/2019	CHF	77,086,217	USD	78,083,341	162,904	—
JP Morgan & Chase Co.	9/5/2019	DKK	52,617,842	USD	7,867,956	109,205	—
JP Morgan & Chase Co.	9/5/2019	DKK	3,247,000	USD	485,517	6,732	—
RBC Capital Markets	9/5/2019	DKK	58,412,400	USD	8,732,084	118,898	—
The Bank of Nova Scotia	9/5/2019	DKK	48,551,700	USD	7,257,951	98,772	—
JP Morgan & Chase Co.	9/5/2019	EUR	16,167,000	USD	18,047,804	272,399	—
JP Morgan & Chase Co.	9/5/2019	EUR	90,766,223	USD	101,326,964	1,530,687	—
RBC Capital Markets	9/5/2019	EUR	165,715,797	USD	184,954,572	2,752,217	—
The Bank of New York Mellon	9/5/2019	EUR	17,385,855	USD	19,409,012	293,492	—
The Bank of Nova Scotia	9/5/2019	EUR	106,860,621	USD	119,265,002	1,773,144	—
Goldman Sachs & Co.	9/5/2019	GBP	4,750,800	USD	5,826,429	44,345	—
JP Morgan & Chase Co.	9/5/2019	GBP	60,798,850	USD	74,563,892	567,078	—
JP Morgan & Chase Co.	9/5/2019	GBP	12,236,000	USD	15,006,084	113,943	—
RBC Capital Markets	9/5/2019	GBP	86,763,620	USD	106,391,807	793,898	—
The Bank of Nova Scotia	9/5/2019	GBP	29,348,854	USD	35,988,299	268,516	—
JP Morgan & Chase Co.	9/5/2019	NOK	36,739,291	USD	4,187,384	154,987	—
RBC Capital Markets	9/5/2019	NOK	31,146,100	USD	3,549,615	131,111	—
The Bank of Nova Scotia	9/5/2019	NOK	12,622,100	USD	1,438,441	53,076	—
JP Morgan & Chase Co.	9/5/2019	SEK	120,079,836	USD	12,548,436	309,483	—
JP Morgan & Chase Co.	9/5/2019	SEK	9,890,000	USD	1,033,497	25,474	—
RBC Capital Markets	9/5/2019	SEK	145,401,800	USD	15,191,040	371,185	—
The Bank of Nova Scotia	9/5/2019	SEK	70,973,350	USD	7,414,800	180,950	—
JP Morgan & Chase Co.	9/5/2019	USD	3,997,940	CHF	3,912,300	—	(43,301)
JP Morgan & Chase Co.	9/5/2019	USD	46,279,748	CHF	45,783,722	—	(559)
RBC Capital Markets	9/5/2019	USD	5,321,130	CHF	5,216,400	—	(48,279)
RBC Capital Markets	9/5/2019	USD	78,059,343	CHF	77,235,817	12,313	—
JP Morgan & Chase Co.	9/5/2019	USD	8,252,370	DKK	55,864,842	—	(14,834)
RBC Capital Markets	9/5/2019	USD	8,627,359	DKK	58,412,400	—	(14,174)
The Bank of Nova Scotia	9/5/2019	USD	718,063	DKK	4,820,600	—	(7,243)
The Bank of Nova Scotia	9/5/2019	USD	956,259	DKK	6,427,500	—	(8,494)
The Bank of Nova Scotia	9/5/2019	USD	5,509,645	DKK	37,303,600	—	(9,052)
JP Morgan & Chase Co.	9/5/2019	USD	117,777,749	EUR	106,933,223	—	(206,066)
RBC Capital Markets	9/5/2019	USD	182,494,521	EUR	165,715,797	—	(292,166)
The Bank of New York Mellon	9/5/2019	USD	19,149,128	EUR	17,385,855	—	(33,608)
The Bank of Nova Scotia	9/5/2019	USD	87,487,178	EUR	79,443,521	—	(140,063)
The Bank of Nova Scotia	9/5/2019	USD	13,048,950	EUR	11,750,200	—	(129,758)

[815182.PARTF]99

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
The Bank of Nova Scotia	9/5/2019	USD	17,376,597	EUR	15,666,900	$—	$(151,045)
Goldman Sachs & Co.	9/5/2019	USD	5,786,262	GBP	4,750,800	—	(4,177)
JP Morgan & Chase Co.	9/5/2019	USD	88,952,796	GBP	73,034,850	—	(63,841)
RBC Capital Markets	9/5/2019	USD	105,665,075	GBP	86,763,620	—	(67,166)
The Bank of Nova Scotia	9/5/2019	USD	7,092,829	GBP	5,802,000	—	(31,355)
The Bank of Nova Scotia	9/5/2019	USD	21,790,934	GBP	17,892,954	—	(13,851)
The Bank of Nova Scotia	9/5/2019	USD	6,864,004	GBP	5,653,900	17,221	—
JP Morgan & Chase Co.	9/5/2019	USD	4,034,756	NOK	36,739,291	—	(2,359)
RBC Capital Markets	9/5/2019	USD	3,420,299	NOK	31,146,100	—	(1,794)
The Bank of Nova Scotia	9/5/2019	USD	147,149	NOK	1,291,000	—	(5,452)
The Bank of Nova Scotia	9/5/2019	USD	260,515	NOK	2,345,200	—	(3,113)
The Bank of Nova Scotia	9/5/2019	USD	643,438	NOK	5,858,900	—	(383)
The Bank of Nova Scotia	9/5/2019	USD	348,388	NOK	3,127,000	—	(5,177)
JP Morgan & Chase Co.	9/5/2019	USD	13,254,761	SEK	129,969,836	—	(7,785)
RBC Capital Markets	9/5/2019	USD	14,826,631	SEK	145,401,800	—	(6,775)
The Bank of Nova Scotia	9/5/2019	USD	1,413,051	SEK	13,671,500	—	(19,605)
The Bank of Nova Scotia	9/5/2019	USD	1,060,377	SEK	10,253,600	—	(15,295)
The Bank of Nova Scotia	9/5/2019	USD	4,788,546	SEK	47,048,250	6,775	—
JP Morgan & Chase Co.	10/3/2019	CHF	45,783,722	USD	46,400,148	1,071	—
RBC Capital Markets	10/3/2019	CHF	77,235,817	USD	78,261,830	—	(12,073)
JP Morgan & Chase Co.	10/3/2019	DKK	55,864,842	USD	8,271,611	14,955	—
JP Morgan & Chase Co.	10/3/2019	DKK	9,800,000	USD	1,451,005	2,594	—
RBC Capital Markets	10/3/2019	DKK	58,412,400	USD	8,647,155	13,978	—
The Bank of Nova Scotia	10/3/2019	DKK	37,303,600	USD	5,521,715	8,354	—
JP Morgan & Chase Co.	10/3/2019	EUR	106,933,223	USD	118,036,848	203,775	—
RBC Capital Markets	10/3/2019	EUR	165,715,797	USD	182,895,554	288,118	—
The Bank of New York Mellon	10/3/2019	EUR	17,385,855	USD	19,191,376	33,357	—
The Bank of Nova Scotia	10/3/2019	EUR	79,443,521	USD	87,679,431	138,123	—
Goldman Sachs & Co.	10/3/2019	GBP	4,750,800	USD	5,793,434	4,149	—
JP Morgan & Chase Co.	10/3/2019	GBP	73,034,850	USD	89,063,589	63,926	—
RBC Capital Markets	10/3/2019	GBP	86,763,620	USD	105,795,220	65,792	—
The Bank of Nova Scotia	10/3/2019	GBP	17,892,954	USD	21,818,042	13,836	—
JP Morgan & Chase Co.	10/3/2019	NOK	36,739,291	USD	4,037,614	2,413	—
RBC Capital Markets	10/3/2019	NOK	31,146,100	USD	3,422,686	1,804	—
The Bank of Nova Scotia	10/3/2019	NOK	5,858,900	USD	643,840	338	—
JP Morgan & Chase Co.	10/3/2019	SEK	129,969,836	USD	13,280,041	7,719	—
RBC Capital Markets	10/3/2019	SEK	145,401,800	USD	14,854,653	6,442	—

[815182.PARTF]100

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
The Bank of Nova Scotia	10/3/2019	SEK	47,048,250	USD	4,797,441	$—	$(7,055)
JP Morgan & Chase Co.	10/3/2019	USD	993,216	CHF	980,000	—	(44)
The Bank of Nova Scotia	10/3/2019	USD	7,175,350	EUR	6,500,000	—	(12,796)
The Bank of Nova Scotia	10/3/2019	USD	14,024,595	GBP	11,500,000	—	(10,790)
The Bank of Nova Scotia	10/3/2019	USD	1,021,824	SEK	10,000,000	—	(640)

Total unrealized appreciation (depreciation)						$11,155,809	$(1,390,168)

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2019.

Currency Abbreviations

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

[815182.PARTF]101

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(i)	$793,177,211	$—	$—	$793,177,211
Preferred Stocks	6,676,437	—	—	6,676,437
Short-Term Investments(i)	14,112,474	—	—	14,112,474
Derivatives(j)
Forward Foreign Currency Contracts	—	11,155,809	—	11,155,809
Futures Contracts	153,962	—	—	153,962

TOTAL	$814,120,084	$11,155,809	$—	$825,275,893

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(j)
Forward Foreign Currency Contracts	$—	$(1,390,168)	$—	$(1,390,168)
Futures Contracts	(71,119)	—	—	(71,119)

TOTAL	$(71,119)	$(1,390,168)	$—	$(1,461,287)

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

[815182.PARTF]102

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF

August 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 95.6%
Austria - 1.0%
Agrana Beteiligungs AG	104	$1,829
ANDRITZ AG	455	16,022
AT&S Austria Technologie & Systemtechnik AG	143	2,282
BAWAG Group AG, 144A*	202	7,664
CA Immobilien Anlagen AG	373	13,200
DO & CO AG	35	3,462
Erste Group Bank AG*	1,753	56,393
EVN AG	218	3,675
FACC AG	123	1,361
IMMOFINANZ AG*	528	14,766
Kapsch TrafficCom AG	29	1,039
Lenzing AG	88	8,293
Oesterreichische Post AG	225	8,012
OMV AG	853	43,509
Palfinger AG	90	2,235
Porr AG(a)	47	964
Raiffeisen Bank International AG	881	19,254
S IMMO AG	278	6,044
S&T AG	255	5,336
Schoeller-Bleckmann Oilfield Equipment AG	82	5,200
Semperit AG Holding*	59	813
Telekom Austria AG*	928	7,109
UNIQA Insurance Group AG	798	7,060
Verbund AG	386	22,972
Vienna Insurance Group AG Wiener Versicherung Gruppe	218	5,367
voestalpine AG(a)	674	15,519
Wienerberger AG	704	16,187
Zumtobel Group AG*	162	1,150

		296,717

Belgium - 3.8%
Ackermans & van Haaren NV	136	19,670
Aedifica SA REIT	140	15,818
Ageas	1,059	56,682
AGFA-Gevaert NV*	1,024	4,074
Akka Technologies	66	4,272
Anheuser-Busch InBev SA/NV	4,480	424,427
Barco NV	54	11,478
Befimmo SA REIT	139	8,204
Bekaert SA	199	5,411
Biocartis NV, 144A*	287	3,262
bpost SA	558	5,570
Cie d’Entreprises CFE	47	4,298
Cofinimmo SA REIT	127	17,643
Colruyt SA	329	16,839
D’ieteren SA/NV	142	7,163
Econocom Group SA/NV	711	2,118
Elia System Operator SA/NV	157	13,010
Euronav NV	956	7,780
Exmar NV*	192	1,095
Fagron	236	4,230
Galapagos NV*(a)	256	43,188
Gimv NV	143	8,503
Groupe Bruxelles Lambert SA	485	45,287
Intervest Offices & Warehouses NV REIT	167	4,864
Ion Beam Applications*	124	2,181
KBC Ancora	219	8,665
KBC Group NV	1,485	85,913
Kinepolis Group NV	85	4,905
Melexis NV	111	7,039
Mithra Pharmaceuticals SA*	76	2,297
Montea C.V.A REIT	61	5,048
Ontex Group NV	446	7,362
Orange Belgium SA	185	4,038
Proximus SADP	893	26,391
Recticel SA	161	1,301
Retail Estates NV REIT	29	2,575
Sioen Industries NV	43	1,016
Sofina SA	85	16,404
Solvay SA	428	43,145
Telenet Group Holding NV	281	14,003
Tessenderlo Group SA*	129	4,197
UCB SA	733	54,733
Umicore SA	1,187	37,793
Van de Velde NV	32	830
Warehouses De Pauw CVA REIT	102	18,990
X-Fab Silicon Foundries SE, 144A*	288	1,158

		1,084,870

Finland - 3.3%
Aktia Bank OYJ	252	2,285
Cargotec OYJ, Class B	273	7,747
Caverion OYJ	734	4,695
Citycon OYJ	427	4,597
Cramo OYJ	222	1,852
DNA OYJ	331	7,632
Elisa OYJ	829	41,693
Finnair OYJ	283	1,932
Fortum OYJ	2,583	56,805
F-Secure OYJ*	483	1,348
Huhtamaki OYJ	557	21,500
Kemira OYJ	570	8,019
Kesko OYJ, Class B	386	24,292
Kone OYJ, Class B	1,992	115,158
Konecranes OYJ	378	11,229
Lehto Group OYJ	115	255
Metsa Board OYJ	1,322	6,939

[815182.PARTF]103

Metso OYJ	608	22,773
Neste OYJ	2,506	78,881
Nokia OYJ	33,246	164,407
Nokian Renkaat OYJ	718	19,649
Oriola OYJ, Class B	638	1,420
Orion OYJ, Class B	599	22,232
Outokumpu OYJ(a)	1,640	4,735
Outotec OYJ*	1,023	5,817
Ponsse OYJ	67	2,025
Rovio Entertainment OYJ, 144A	287	1,658
Sampo OYJ, Class A	2,629	104,423
Sanoma OYJ	391	4,009
Stora Enso OYJ, Class R	3,421	38,238
Tieto OYJ	297	7,305
Tikkurila OYJ	162	2,290
Tokmanni Group Corp.	331	3,725
UPM-Kymmene OYJ	3,129	84,323
Uponor OYJ	293	3,024
Valmet OYJ	757	13,694
Wartsila OYJ Abp	2,568	31,483
YIT OYJ(a)	1,126	6,206

		940,295

France - 31.8%
ABC arbitrage	129	895
Accor SA	1,088	46,946
Aeroports de Paris	173	29,870
Air France-KLM*	1,192	13,422
Air Liquide SA	2,523	351,188
Airbus SE	3,430	472,500
AKWEL	48	863
Albioma SA	122	3,151
ALD SA, 144A	658	9,850
Alstom SA	938	40,071
Alten SA	172	20,529
Altran Technologies SA	1,340	21,310
Amundi SA, 144A	371	23,711
Arkema SA	407	35,678
Assystem SA	29	1,216
Atos SE	571	43,226
Aubay	31	1,107
AXA SA	11,399	261,461
Beneteau SA	162	1,525
BioMerieux	248	20,156
BNP Paribas SA	6,621	298,604
Boiron SA	35	1,437
Bollore SA	4,943	20,981
Bonduelle SCA	66	1,694
Bouygues SA	1,297	49,250
Bureau Veritas SA	1,664	39,795
Capgemini SE	929	111,444
Carrefour SA	3,551	60,492
Casino Guichard Perrachon SA(a)	334	14,059
Cellectis SA*	142	1,718
CGG SA*	4,462	9,077
Chargeurs SA	98	1,710
Cie de Saint-Gobain	2,914	105,110
Cie des Alpes	28	759
Cie Generale des Etablissements Michelin SCA	1,000	105,069
Cie Plastic Omnium SA	381	9,229
CNP Assurances	1,023	18,574
Coface SA	521	6,150
Constellium SE*	672	8,091
Covivio REIT	268	28,512
Credit Agricole SA	6,839	78,095
Danone SA	3,624	324,452
Dassault Aviation SA	15	21,333
Dassault Systemes SE	778	109,576
DBV Technologies SA*	161	2,943
Derichebourg SA	407	1,453
Devoteam SA	29	2,993
Edenred	1,399	68,114
Eiffage SA	454	47,023
Electricite de France SA	3,508	42,661
Elior Group SA, 144A(a)	602	7,662
Elis SA	1,086	19,312
Engie SA	10,744	163,248
Eramet	47	2,331
EssilorLuxottica SA	1,665	245,667
Etablissements Maurel et Prom SA	275	881
Eurazeo SE	237	15,668
Europcar Mobility Group, 144A	483	2,967
Eutelsat Communications SA	1,019	17,717
Faurecia SE	466	20,358
FFP	29	2,763
FIGEAC-AERO*	47	599
Fnac Darty SA*	90	5,871
Gaztransport Et Technigaz SA	123	11,504
Gecina SA REIT	271	42,949
Genfit*	162	2,829
Getlink SE	2,671	37,575
GL Events	66	1,734
Groupe Crit	9	653
Groupe Guillin	31	620
Guerbet	31	1,664
Haulotte Group SA	89	613
Hermes International	188	128,312
ICADE REIT	164	14,501
ID Logistics Group*	19	3,258
Iliad SA	161	16,852
Imerys SA	219	8,930
Ingenico Group SA	348	34,499
Innate Pharma SA*	219	1,455

[815182.PARTF]104

Interparfums SA	94	4,117
Ipsen SA	215	22,590
IPSOS	241	6,489
Jacquet Metal Service SA	81	1,462
JCDecaux SA	430	11,493
Kaufman & Broad SA	75	2,857
Kering SA	446	215,874
Klepierre SA REIT	1,169	35,666
Korian SA	279	11,125
Lagardere SCA	324	6,898
Latecoere SACA*	437	1,835
Legrand SA	1,547	109,189
LISI	95	2,537
LNA Sante SA	28	1,468
L’Oreal SA	1,484	405,464
LVMH Moet Hennessy Louis Vuitton SE	1,634	650,816
Maisons du Monde SA, 144A	232	4,184
Manitou BF SA	48	962
Mercialys SA REIT	275	3,285
Mersen SA	108	3,668
Metropole Television SA	143	2,455
Natixis SA	5,578	21,592
Neopost SA	200	4,064
Nexans SA	151	4,846
Nexity SA	236	10,961
Oeneo SA	182	2,168
Orange SA	11,766	178,454
Orpea	271	34,192
Pernod Ricard SA	1,249	238,441
Peugeot SA	3,499	78,181
Publicis Groupe SA	1,232	59,063
Remy Cointreau SA*	134	20,235
Renault SA	1,143	65,524
Rexel SA	1,441	15,283
Rubis SCA	521	30,119
Safran SA	1,924	279,441
Sanofi	6,617	568,121
Sartorius Stedim Biotech	164	25,378
Schneider Electric SE	3,237	270,949
SCOR SE	940	37,491
SEB SA	128	19,906
SMCP SA, 144A*(a)	212	2,866
Societe BIC SA	146	9,323
Societe Generale SA	4,538	114,987
Sodexo SA	513	58,129
SOITEC*	125	12,605
Solocal Group*(a)	3,061	2,419
Sopra Steria Group	95	12,174
SPIE SA	668	12,114
Suez	2,042	31,700
Synergie SA	33	1,006
Tarkett SA(a)	169	2,500
Technicolor SA*	1,934	1,690
Teleperformance	342	74,649
Television Francaise 1	237	2,154
Thales SA	614	70,957
TOTAL SA	14,034	700,099
Trigano SA	42	4,027
Ubisoft Entertainment SA*	487	39,265
Unibail-Rodamco-Westfield REIT	810	106,027
Valeo SA	1,408	38,439
Vallourec SA*(a)	1,674	4,703
Veolia Environnement SA	3,142	75,107
Vicat SA	150	6,553
Vilmorin & Cie SA	42	2,255
Vinci SA	3,003	328,395
Virbac SA*	27	5,003
Vivendi SA	5,418	151,427
Wendel SA	162	22,701
Worldline SA, 144A*	467	32,233

		9,196,415

Germany - 24.1%
1&1 Drillisch AG	326	8,943
Aareal Bank AG	305	8,655
adidas AG	1,052	311,828
ADLER Real Estate AG*	316	3,987
ADO Properties SA, 144A	161	6,604
ADVA Optical Networking SE*	256	1,640
AIXTRON SE*	816	8,050
Allianz SE	2,492	549,136
alstria office REIT-AG REIT	913	15,092
Amadeus Fire AG	29	3,385
Aumann AG, 144A	29	456
AURELIUS Equity Opportunities SE & Co KGaA	124	4,824
Aurubis AG(a)	214	9,478
Axel Springer SE	289	19,852
BASF SE	5,404	357,425
Basler AG	27	1,138
Bayer AG	5,481	405,649
Bayerische Motoren Werke AG	1,941	129,723
BayWa AG	76	2,026
Bechtle AG	179	17,706
Beiersdorf AG	581	73,114
Bertrandt AG	29	1,441
bet-at-home.com AG	9	521
Bilfinger SE(a)	144	3,950
Borussia Dortmund GmbH & Co. KGaA	381	4,102
Brenntag AG	901	43,402
CANCOM SE	180	10,663
Carl Zeiss Meditec AG	234	26,978
[815182.PARTF]105

CECONOMY AG*	1,026	5,238
Cewe Stiftung & Co. KGaA	29	2,617
comdirect bank AG	124	1,243
Commerzbank AG	5,837	33,096
CompuGroup Medical SE	150	8,548
Consus Real Estate AG*	321	2,434
Continental AG	641	77,325
Covestro AG, 144A	1,013	45,858
CropEnergies AG	296	1,832
CTS Eventim AG & Co. KGaA	347	18,992
Daimler AG	5,353	251,243
Delivery Hero SE, 144A*	671	33,894
Deutsche Bank AG(b)	11,475	82,883
Deutsche Beteiligungs AG	68	2,406
Deutsche Boerse AG	1,120	164,638
Deutsche EuroShop AG(a)	243	6,297
Deutsche Lufthansa AG	1,483	22,786
Deutsche Pfandbriefbank AG, 144A	757	8,969
Deutsche Post AG	5,825	191,419
Deutsche Telekom AG	19,588	326,712
Deutsche Wohnen SE	2,121	75,201
Deutz AG	692	4,031
DIC Asset AG	257	3,486
Draegerwerk AG & Co. KGaA	15	542
Duerr AG	331	8,396
E.ON SE	12,976	120,579
Eckert & Ziegler Strahlen- und Medizintechnik AG	23	3,999
Elmos Semiconductor AG	55	1,493
ElringKlinger AG*	163	867
Encavis AG	464	4,365
Evonik Industries AG	1,073	27,336
Evotec SE*	807	17,836
FinTech Group AG*	77	2,340
Fraport AG Frankfurt Airport Services Worldwide	242	20,208
Freenet AG	764	14,925
Fresenius Medical Care AG & Co. KGaA	1,263	84,952
Fresenius SE & Co. KGaA	2,472	119,976
GEA Group AG	882	23,778
Gerresheimer AG	197	14,864
GRENKE AG(a)	169	13,689
H&R GmbH & Co. KGaA*	84	548
Hamborner REIT AG REIT	446	4,615
Hamburger Hafen und Logistik AG	143	3,454
Hannover Rueck SE	349	55,541
HeidelbergCement AG	863	59,792
Heidelberger Druckmaschinen AG*(a)	1,471	1,803
HelloFresh SE*	811	10,589
Henkel AG & Co. KGaA	613	56,626
HOCHTIEF AG	138	15,008
Hornbach Holding AG & Co. KGAA	51	2,761
HUGO BOSS AG	366	20,386
Hypoport AG*	17	4,456
Indus Holding AG	86	3,289
Infineon Technologies AG	7,355	127,299
Innogy SE, 144A	200	9,955
Innogy SE	711	29,460
Isra Vision AG	83	3,001
Jenoptik AG	327	7,853
JOST Werke AG, 144A	118	3,469
K+S AG	1,145	18,077
KION Group AG	390	18,855
Kloeckner & Co. SE(a)	408	2,442
Knorr-Bremse AG	277	25,874
Koenig & Bauer AG(a)	69	2,381
Krones AG	86	4,726
KWS Saat SE & Co. KGaA	81	5,546
LANXESS AG	515	30,961
LEG Immobilien AG	361	42,374
Leoni AG*(a)	161	2,026
MBB SE	10	669
Merck KGaA	759	81,132
METRO AG	1,009	15,614
MLP SE	350	1,743
MorphoSys AG*	197	23,275
MTU Aero Engines AG	307	83,779
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	850	203,561
Nemetschek SE	351	18,586
New Work SE	18	5,262
Nordex SE*	368	3,715
Norma Group SE	171	5,398
OHB SE	32	1,115
OSRAM Licht AG(a)	578	23,187
PATRIZIA AG	256	4,671
Pfeiffer Vacuum Technology AG	30	4,497
ProSiebenSat.1 Media SE	1,309	17,228
Puma SE	488	37,034
Rational AG	21	14,633
Rheinmetall AG	249	29,364
RHOEN-KLINIKUM AG	142	3,511
RIB Software SE	302	6,725
Rocket Internet SE, 144A*	410	11,418
RWE AG	3,224	91,808
SAF-Holland SA	259	2,354
Salzgitter AG	192	3,483
SAP SE	5,774	689,167
Scout24 AG, 144A*	647	38,256
SGL Carbon SE*	277	1,366
Siemens AG	4,497	449,514
Siemens Healthineers AG, 144A	855	33,556

[815182.PARTF]106

Siltronic AG	130	8,367
Sixt Leasing SE	70	729
Sixt SE	80	7,671
SMA Solar Technology AG*	66	1,538
Software AG	255	6,866
STRATEC SE	29	2,056
Stroeer SE & Co. KGaA	173	12,920
Suedzucker AG	397	6,545
Surteco Group SE	46	1,163
Symrise AG	744	69,439
TAG Immobilien AG*	789	18,418
Takkt AG	180	2,279
Telefonica Deutschland Holding AG	5,365	13,656
thyssenkrupp AG	2,407	29,404
TLG Immobilien AG	410	12,302
Uniper SE	1,172	35,513
United Internet AG	729	23,876
Varta AG*	81	6,855
VERBIO Vereinigte BioEnergie AG	142	1,275
Volkswagen AG	189	30,836
Vonovia SE	2,999	149,311
Vossloh AG	59	2,250
Wacker Neuson SE	161	2,856
Washtec AG	80	4,277
Wirecard AG	687	109,557
Wuestenrot & Wuerttembergische AG	104	2,044
Zalando SE, 144A*	746	36,895
zooplus AG*	43	5,699

		6,964,446

Ireland - 1.8%
AerCap Holdings NV*	739	39,625
AIB Group PLC	4,766	12,058
Bank of Ireland Group PLC	5,624	21,399
C&C Group PLC	1,676	7,331
Cairn Homes PLC*	5,099	5,761
CRH PLC	4,746	157,943
Dalata Hotel Group PLC	934	4,471
Flutter Entertainment PLC	450	37,014
Glanbia PLC	1,188	13,024
Glenveagh Properties PLC, 144A*	5,688	3,913
Green REIT PLC REIT	3,503	7,338
Hibernia REIT PLC REIT	3,758	6,063
Irish Residential Properties REIT PLC REIT	3,116	6,062
Kerry Group PLC, Class A	939	111,767
Kingspan Group PLC	916	41,820
Origin Enterprises PLC	707	3,769
Permanent TSB Group Holdings PLC*	773	833
Smurfit Kappa Group PLC	1,312	40,461

		520,652

Italy - 7.2%
A2A SpA	9,474	16,649
ACEA SpA	301	5,842
Amplifon SpA	742	19,050
Anima Holding SpA, 144A	1,558	5,616
Arnoldo Mondadori Editore SpA*	531	818
Ascopiave SpA	282	1,220
Assicurazioni Generali SpA	6,534	118,274
ASTM SpA	219	6,754
Atlantia SpA	2,864	69,784
Autogrill SpA	702	6,755
Azimut Holding SpA	663	11,677
Banca Carige SpA*(c)	231,170	381
Banca Farmafactoring SpA, 144A	1,052	5,330
Banca Generali SpA	321	9,533
Banca IFIS SpA	99	1,519
Banca Mediolanum SpA	1,063	7,687
Banca Monte dei Paschi di Siena SpA*(a)	1,679	2,676
Banca Popolare di Sondrio SCPA	2,499	4,669
Banco BPM SpA*(a)	8,705	17,503
Biesse SpA	61	672
Bio On SpA*	41	754
BPER Banca	2,256	7,991
Brunello Cucinelli SpA	181	5,618
Buzzi Unicem SpA	342	7,174
Buzzi Unicem SpA-RSP	237	3,386
Cairo Communication SpA	446	1,091
Carel Industries SpA, 144A	160	1,945
Cementir Holding SpA	142	925
Cerved Group SpA	1,111	8,944
CIR-Compagnie Industriali Riunite SpA	2,135	2,159
Credito Emiliano SpA	513	2,689
Credito Valtellinese SpA*	33,704	2,148
Danieli & C Officine Meccaniche SpA	66	1,076
Danieli & C Officine Meccaniche SpA-RSP	180	1,844
Datalogic SpA	105	1,499
Davide Campari-Milano SpA	3,343	31,322
De’ Longhi SpA	388	7,531
DeA Capital SpA*	507	719
DiaSorin SpA	152	17,992
doBank SpA, 144A	192	2,110
El.En. SpA	47	933
Enav SpA, 144A	1,671	9,440
Enel SpA	47,820	346,558
Eni SpA	14,989	225,360

[815182.PARTF]107

ERG SpA	412	7,974
Falck Renewables SpA	730	3,116
Ferrari NV	714	112,372
Fila SpA	127	1,820
Fincantieri SpA	2,774	2,797
FinecoBank Banca Fineco SpA	3,599	37,095
Freni Brembo SpA	990	9,232
Geox SpA	448	608
Gima TT SpA, 144A	216	1,656
Gruppo MutuiOnline SpA	123	2,047
Hera SpA	4,830	19,259
IMA Industria Macchine Automatiche SpA(a)	107	7,315
Immobiliare Grande Distribuzione SIIQ SpA REIT	350	2,054
Infrastrutture Wireless Italiane SpA, 144A	1,505	15,036
Interpump Group SpA	446	12,715
Intesa Sanpaolo SpA	87,835	192,414
Iren SpA	3,738	10,147
Italgas SpA	2,943	19,084
Italmobiliare SpA	86	1,888
Juventus Football Club SpA*	2,125	3,445
La Doria SpA	28	241
Leonardo SpA	2,303	28,171
Maire Tecnimont SpA(a)	670	1,632
MARR SpA	199	4,322
Mediaset SpA*(a)	2,506	7,684
Mediobanca Banca di Credito Finanziario SpA	3,625	35,896
Moncler SpA	1,034	38,741
OVS SpA, 144A*(a)	1,012	1,850
Piaggio & C SpA	959	3,097
Pirelli & C SpA, 144A	2,171	11,274
Poste Italiane SpA, 144A	3,090	33,186
Prysmian SpA	1,466	32,071
RAI Way SpA, 144A	590	3,307
Recordati SpA	597	26,154
Reply SpA	104	6,144
Saipem SpA*	3,437	16,334
Salini Impregilo SpA*(a)	1,025	1,993
Salvatore Ferragamo SpA	447	8,533
Saras SpA	3,273	5,086
Sesa SpA	50	1,800
Snam SpA	12,181	61,569
Societa Cattolica di Assicurazioni SC	790	6,429
Societa Iniziative Autostradali e Servizi SpA	353	5,924
Tamburi Investment Partners SpA	470	2,944
Technogym SpA, 144A	503	5,089
Telecom Italia SpA*	52,756	28,086
Telecom Italia SpA-RSP	39,293	20,008
Terna Rete Elettrica Nazionale SpA	8,323	52,232
Tinexta SpA	157	1,870
Tod’s SpA	53	2,709
UniCredit SpA	11,746	129,869
Unione di Banche Italiane SpA	5,598	14,274
Unipol Gruppo SpA	2,531	12,712
Zignago Vetro SpA	79	873

		2,077,795

Luxembourg - 0.9%
APERAM SA	311	7,513
ArcelorMittal	3,985	57,339
Aroundtown SA	5,372	44,670
Befesa SA, 144A	142	4,838
Corestate Capital Holding SA*(a)	71	2,236
Eurofins Scientific SE(a)	70	32,035
Grand City Properties SA	739	16,959
RTL Group SA(a)	240	11,179
SES SA	2,095	33,743
Solutions 30 SE*(a)	388	3,759
Stabilus SA	134	6,018
Tenaris SA	2,747	29,931

		250,220

Netherlands - 9.5%
Aalberts NV	580	21,903
ABN AMRO Bank NV, 144A	2,431	43,243
Accell Group NV	138	3,397
Adyen NV, 144A*	63	45,615
Aegon NV	10,302	39,210
Akzo Nobel NV	1,340	119,983
Altice Europe NV*	3,365	14,871
AMG Advanced Metallurgical Group NV(a)	185	4,113
Arcadis NV	395	7,471
Argenx SE*(a)	180	23,383
ASM International NV	290	24,363
ASML Holding NV	2,496	554,819
ASR Nederland NV	810	28,318
Basic-Fit NV, 144A*	236	7,405
BE Semiconductor Industries NV	420	12,394
Boskalis Westminster	476	9,466
Brunel International NV	137	1,575
Corbion NV	316	8,974
Eurocommercial Properties NV	238	6,095
Euronext NV, 144A	313	24,545
EXOR NV	625	42,245
Flow Traders, 144A	182	4,885
ForFarmers NV	123	807
Fugro NV*(a)	440	3,107
Heineken Holding NV	686	67,818
Heineken NV	1,515	161,111
IMCD NV	328	22,999

[815182.PARTF]108

ING Groep NV	22,963	219,491
Intertrust NV, 144A	491	10,183
InterXion Holding NV*	415	33,590
Kendrion NV	66	1,226
Koninklijke Ahold Delhaize NV	6,904	161,507
Koninklijke BAM Groep NV	1,732	5,075
Koninklijke DSM NV	1,071	133,128
Koninklijke KPN NV	20,579	65,138
Koninklijke Philips NV	5,443	256,544
Koninklijke Volkerwessels NV	152	2,606
Koninklijke Vopak NV	426	20,301
NIBC Holding NV, 144A	298	2,348
NN Group NV	1,772	59,321
NSI NV REIT	104	4,504
NXP Semiconductors NV	1,680	171,595
OCI NV*	508	11,130
Pharming Group NV*	3,137	4,279
PostNL NV	2,375	4,731
ProQR Therapeutics NV*	142	1,021
QIAGEN NV*	1,332	46,275
Randstad NV	683	31,865
SBM Offshore NV	1,002	16,772
Shop Apotheke Europe NV, 144A*	62	2,024
SIF Holding NV	50	661
Signify NV, 144A(a)	612	17,898
Takeaway.com NV, 144A*(a)	214	20,427
TKH Group NV	234	11,203
TomTom NV*	407	4,959
Vastned Retail NV REIT	91	2,645
Wereldhave NV REIT(a)	217	4,338
Wessanen	394	4,911
Wolters Kluwer NV	1,660	119,536

		2,755,347

Portugal - 0.6%
Altri SGPS SA	370	2,338
Banco Comercial Portugues SA, Class R	51,593	10,955
Corticeira Amorim SGPS SA	284	2,856
CTT-Correios de Portugal SA	729	1,506
EDP - Energias de Portugal SA	14,820	55,998
Galp Energia SGPS SA	2,915	41,841
Jeronimo Martins SGPS SA	1,477	24,366
Mota-Engil SGPS SA	591	1,230
Navigator Co. SA	1,424	4,808
NOS SGPS SA	1,606	9,434
REN - Redes Energeticas Nacionais SGPS SA	2,264	6,345
Semapa-Sociedade de Investimento e Gestao	135	1,789
Sonae SGPS SA	4,594	4,166

		167,632

Spain - 8.7%
Acciona SA(a)	126	13,516
Acerinox SA*	1,104	9,137
ACS Actividades de Construccion y Servicios SA	1,520	57,417
Aedas Homes SAU, 144A*	135	3,049
Aena SME SA, 144A	393	70,836
Almirall SA	323	6,149
Amadeus IT Group SA	2,579	192,062
Applus Services SA	726	9,647
Atresmedia Corp. de Medios de Comunicacion SA	484	1,781
Banco Bilbao Vizcaya Argentaria SA	39,335	186,283
Banco de Sabadell SA	33,070	28,306
Banco Santander SA	95,591	361,404
Bankia SA	6,921	12,558
Bankinter SA	3,794	22,092
Bolsas y Mercados Espanoles SHMSF SA	481	12,434
CaixaBank SA	21,521	48,748
Cellnex Telecom SA, 144A*	1,133	45,326
Cia de Distribucion Integral Logista Holdings SA	279	5,480
CIE Automotive SA	455	10,541
Construcciones y Auxiliar de Ferrocarriles SA	110	4,775
Corp. Financiera Alba SA	114	5,770
Distribuidora Internacional de Alimentacion SA*(a)	2,355	1,268
Ebro Foods SA	476	9,914
eDreams ODIGEO SA*	435	1,831
Enagas SA	1,379	30,092
Ence Energia y Celulosa SA	614	2,408
Endesa SA	1,907	48,981
Ercros SA	596	1,125
Euskaltel SA, 144A	464	3,901
Faes Farma SA	1,504	7,893
Ferrovial SA	2,808	79,838
Fluidra SA*	269	3,270
Fomento de Construcciones y Contratas SA	473	5,874
Gestamp Automocion SA, 144A	875	3,910
Global Dominion Access SA, 144A*	579	2,520
Grifols SA	1,719	54,411
Grupo Catalana Occidente SA	263	8,845
Grupo Empresarial San Jose SA*	222	1,928
Iberdrola SA	35,219	361,992
Indra Sistemas SA*	917	7,216
Industria de Diseno Textil SA	6,429	198,690
Inmobiliaria Colonial Socimi SA REIT	1,401	16,168
Lar Espana Real Estate Socimi SA REIT	515	3,843

[815182.PARTF]109

Liberbank SA	13,171	4,586
Mapfre SA	6,516	16,958
Masmovil Ibercom SA*	402	8,227
Mediaset Espana Comunicacion SA	892	5,645
Melia Hotels International SA	616	5,078
Merlin Properties Socimi SA REIT	2,062	27,557
Metrovacesa SA, 144A*	220	2,096
Miquel y Costas & Miquel SA	139	2,347
Naturgy Energy Group SA	1,750	45,775
Neinor Homes SA, 144A*	482	5,928
Obrascon Huarte Lain SA*(a)	1,572	1,877
Pharma Mar SA*	1,117	2,472
Promotora de Informaciones SA, Class A*	1,630	2,275
Prosegur Cash SA, 144A	2,910	4,529
Prosegur Cia de Seguridad SA	1,489	5,482
Red Electrica Corp. SA	2,626	52,311
Repsol SA	8,584	124,721
Sacyr SA	2,108	5,231
Siemens Gamesa Renewable Energy SA	1,417	19,288
Solaria Energia y Medio Ambiente SA*	294	1,745
Talgo SA, 144A*	579	3,032
Tecnicas Reunidas SA*	180	4,507
Telefonica SA	27,237	188,619
Tubacex SA	613	1,826
Unicaja Banco SA, 144A	5,044	3,714
Viscofan SA	219	10,201
Zardoya Otis SA	1,024	7,045

		2,526,301

Switzerland(d) - 0.2%
EDAG Engineering Group AG*	66	760
STMicroelectronics NV	3,973	70,411

		71,171

United Kingdom - 2.7%
CNH Industrial NV	5,941	61,050
Coca-Cola European Partners PLC	1,402	78,989
Dialog Semiconductor PLC*	450	21,247
Fiat Chrysler Automobiles NV	6,429	83,645
Unilever NV	8,561	531,043

		775,974

TOTAL COMMON STOCKS (Cost $28,043,968)		27,627,835

PREFERRED STOCKS - 1.5%
Germany - 1.5%
Bayerische Motoren Werke AG	322	17,305
Draegerwerk AG & Co. KGaA	48	2,284
FUCHS PETROLUB SE	435	15,194
Henkel AG & Co. KGaA	1,051	105,230
Jungheinrich AG	255	5,420
Porsche Automobil Holding SE	891	55,876
Sartorius AG	207	41,383
Sixt SE	96	6,552
STO SE & Co. KGaA	13	1,340
Volkswagen AG	1,093	175,505

		426,089

TOTAL PREFERRED STOCKS (Cost $447,853)		426,089

WARRANTS - 0.0%
Spain - 0.0%
Abengoa SA*, expires 3/31/25 (Cost $43)	7,125	78

SECURITIES LENDING COLLATERAL - 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04%(e)(f) (Cost $285,885)	285,885	285,885

CASH EQUIVALENTS - 1.5%
DWS Government Money Market Series “Institutional Shares”, 2.09%(e) (Cost $437,136)	437,136	437,136

TOTAL INVESTMENTS - 99.6% (Cost $29,214,885)		$28,777,023
Other assets and liabilities, net - 0.4%		110,245

NET ASSETS - 100.0%		$28,887,268

[815182.PARTF]110

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
COMMON STOCKS — 0.3%
Germany — 0.3%
Deutsche Bank AG(b)
86,260	—	(8,648)	(8,044)	13,315	—	—	11,475	82,883
SECURITIES LENDING COLLATERAL — 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04%(e)(f)
1,747,284	—	(1,461,399)(g)	—	—	4,311	—	285,885	285,885
CASH EQUIVALENTS — 1.5%
DWS Government Money Market Series “Institutional Shares”, 2.09%(e)
720,256	3,559,102	(3,842,222)	—	—	4,214	—	437,136	437,136

2,553,800	3,559,102	(5,312,269)	(8,044)	13,315	8,525	—	734,496	805,904

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2019 amounted to $294,450, which is 1.0% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Investment was valued using significant unobservable inputs.
(d)	Securities listed in country of domicile and traded on an exchange within Eurozone.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $25,028.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2019.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[815182.PARTF]111

At August 31, 2019 the Xtrackers MSCI Eurozone Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Industrials	$4,410,982	15.7%
Financials	4,382,368	15.6
Consumer Discretionary	3,588,704	12.8
Consumer Staples	3,036,507	10.9
Information Technology	2,779,900	9.9
Health Care	2,206,829	7.8
Materials	1,964,113	7.0
Utilities	1,894,536	6.8
Communication Services	1,582,151	5.6
Energy	1,353,795	4.8
Real Estate	854,117	3.1

Total	$28,054,002	100.0%

At August 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(h)
EURO STOXX Futures	EUR	20	$769,975	$751,531	9/20/2019	$(5,836)

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2019.

As of August 31, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
Goldman Sachs & Co.	9/5/2019	EUR	10,588,800	USD	11,820,817	$178,570	$—
JP Morgan & Chase Co.	9/5/2019	EUR	14,051,330	USD	15,686,216	236,963	—
JP Morgan & Chase Co.	9/5/2019	EUR	808,000	USD	901,999	13,614	—
Goldman Sachs & Co.	9/5/2019	USD	214,541	EUR	193,000	—	(2,340)
Goldman Sachs & Co.	9/5/2019	USD	11,450,145	EUR	10,395,800	—	(20,099)
JP Morgan & Chase Co.	9/5/2019	USD	16,366,274	EUR	14,859,330	—	(28,635)

[815182.PARTF]112

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
Goldman Sachs & Co.	10/3/2019	EUR	10,395,800	USD	11,475,404	$19,946	$—
JP Morgan & Chase Co.	10/3/2019	EUR	14,859,330	USD	16,402,278	28,316	—
Goldman Sachs & Co.	10/3/2019	USD	187,988	EUR	170,000	—	(659)

Total unrealized appreciation (depreciation)						$477,409	$(51,733)

(i)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2019.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(j)	$27,627,454	$—	$381	$27,627,835
Preferred Stocks	426,089	—	—	426,089
Warrants	78	—	—	78
Short-Term Investments(j)	723,021	—	—	723,021
Derivatives(k)
Forward Foreign Currency Contracts	—	477,409	—	477,409

TOTAL	$28,776,642	$477,409	$381	$29,254,432

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(k)
Forward Foreign Currency Contracts	$—	$(51,733)	$—	$(51,733)
Futures Contracts	(5,836)	—	—	(5,836)

TOTAL	$(5,836)	$(51,733)	$—	$(57,569)

(j)	See Schedule of Investments for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

[815182.PARTF]113

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Germany Hedged Equity ETF

August 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 91.6%
Communication Services - 5.8%
1&1 Drillisch AG	936	$25,676
Axel Springer SE	817	56,120
Deutsche Telekom AG	58,213	970,946
RTL Group SA(a)	680	31,673
Telefonica Deutschland Holding AG	15,832	40,299
United Internet AG	2,180	71,399

		1,196,113

Consumer Discretionary - 13.4%
adidas AG	3,148	933,111
Bayerische Motoren Werke AG	5,798	387,499
Continental AG	1,921	231,734
Daimler AG	15,873	744,999
Delivery Hero SE, 144A*	1,967	99,358
HUGO BOSS AG	1,099	61,214
Puma SE	1,462	110,951
Volkswagen AG	572	93,324
Zalando SE, 144A*	2,189	108,262

		2,770,452

Consumer Staples - 2.1%
Beiersdorf AG	1,766	222,236
Henkel AG & Co. KGaA	1,828	168,862
METRO AG	3,194	49,426

		440,524

Financials - 15.7%
Allianz SE	7,414	1,633,747
Commerzbank AG	17,468	99,044
Deutsche Bank AG(b)	34,267	247,509
Deutsche Boerse AG	3,316	487,445
Hannover Rueck SE	1,058	168,373
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,521	603,737

		3,239,855

Health Care - 11.5%
Bayer AG	16,286	1,205,328
Carl Zeiss Meditec AG	707	81,510
Fresenius Medical Care AG & Co. KGaA	3,762	253,039
Fresenius SE & Co. KGaA	7,279	353,280
Merck KGaA	2,260	241,580
QIAGEN NV*	3,965	137,748
Siemens Healthineers AG, 144A	2,628	103,142

		2,375,627

Industrials - 12.9%
Brenntag AG	2,707	130,400
Deutsche Lufthansa AG	4,200	64,532
Deutsche Post AG	17,273	567,619
Fraport AG Frankfurt Airport Services Worldwide	729	60,876
GEA Group AG	2,717	73,249
HOCHTIEF AG	439	47,742
KION Group AG	1,138	55,019
Knorr-Bremse AG	848	79,210
MTU Aero Engines AG	909	248,061
Siemens AG	13,353	1,334,748

		2,661,456

Information Technology - 13.3%
Infineon Technologies AG	21,813	377,536
SAP SE	17,172	2,049,597
Wirecard AG	2,048	326,599

		2,753,732

Materials - 9.0%
BASF SE	16,044	1,061,165
Covestro AG, 144A	3,039	137,575
Evonik Industries AG	3,290	83,816
HeidelbergCement AG	2,608	180,693
LANXESS AG	1,533	92,161
Symrise AG	2,256	210,556
thyssenkrupp AG	7,137	87,185

		1,853,151

Real Estate - 3.8%
Aroundtown SA	15,915	132,340
Deutsche Wohnen SE	6,234	221,029
Vonovia SE	8,873	441,760

		795,129

Utilities - 4.1%
E.ON SE	38,579	358,494
Innogy SE	2,237	92,688
Innogy SE, 144A	460	22,897
RWE AG	9,571	272,548
Uniper SE	3,554	107,689

		854,316

TOTAL COMMON STOCKS (Cost $22,110,786)		18,940,355

PREFERRED STOCKS - 5.9%
Consumer Discretionary - 3.6%
Bayerische Motoren Werke AG	994	53,421
Porsche Automobil Holding SE	2,675	167,754
Volkswagen AG	3,256	522,821

		743,996

Consumer Staples - 1.5%
Henkel AG & Co. KGaA	3,104	310,783

Health Care - 0.6%
Sartorius AG	622	124,349

Materials - 0.2%
FUCHS PETROLUB SE	1,204	42,053

TOTAL PREFERRED STOCKS (Cost $1,677,921)		1,221,181

[815182.PARTF]114

EXCHANGE-TRADED FUNDS - 0.1%
iShares Currency Hedged MSCI Germany ETF(a) (Cost $10,862)	400	10,488

SECURITIES LENDING COLLATERAL - 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04%(c)(d) (Cost $37,503)	37,503	37,503

CASH EQUIVALENTS - 0.6%
DWS Government Money Market Series “Institutional Shares”, 2.09%(c) (Cost $130,067)	130,067	130,067

TOTAL INVESTMENTS - 98.4% (Cost $23,967,139)		$20,339,594
Other assets and liabilities, net - 1.6%		336,769

NET ASSETS - 100.0%		$20,676,363

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
COMMON STOCKS — 1.2%
Financials — 1.2%
Deutsche Bank AG(b)
264,960	9,866	(46,193)	(83,843)	102,719	—	—	34,267	247,509
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04%(c)(d)
—	37,503(e)	—	—	—	47	—	37,503	37,503
CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series “Institutional Shares”, 2.09%(c)
266,383	2,102,112	(2,238,428)	—	—	2,056	—	130,067	130,067

531,343	2,149,481	(2,284,621)	(83,843)	102,719	2,103	—	201,837	415,079

[815182.PARTF]115

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2019 amounted to $35,333, which is 0.2% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2019.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(f)
DAX Mini Futures	EUR	7	$470,376	$458,236	9/20/2019	$(7,390)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2019.

As of August 31, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
Goldman Sachs & Co.	9/5/2019	EUR	4,074,834	USD	4,548,945	$68,718	$—
JP Morgan & Chase Co.	9/5/2019	EUR	511,000	USD	570,448	8,610	—
RBC Capital Markets	9/5/2019	EUR	9,204,019	USD	10,272,560	152,861	—
The Bank of Nova Scotia	9/5/2019	EUR	4,942,633	USD	5,516,374	82,014	—
Goldman Sachs & Co.	9/5/2019	USD	4,488,105	EUR	4,074,834	—	(7,878)
JP Morgan & Chase Co.	9/5/2019	USD	562,823	EUR	511,000	—	(985)
RBC Capital Markets	9/5/2019	USD	10,135,926	EUR	9,204,019	—	(16,227)
The Bank of Nova Scotia	9/5/2019	USD	164,502	EUR	148,000	—	(1,778)
The Bank of Nova Scotia	9/5/2019	USD	5,280,090	EUR	4,794,633	—	(8,453)
Goldman Sachs & Co.	10/3/2019	EUR	4,074,834	USD	4,497,936	7,749	—
JP Morgan & Chase Co.	10/3/2019	EUR	511,000	USD	564,067	980	—

[815182.PARTF]116

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
RBC Capital Markets	10/3/2019	EUR	9,204,019	USD	10,158,200	$16,002	$—
The Bank of Nova Scotia	10/3/2019	EUR	4,794,633	USD	5,291,693	8,336	—
Goldman Sachs & Co.	10/3/2019	USD	501,143	EUR	454,000	—	(867)

Total unrealized appreciation (depreciation)						$345,270	$(36,188)

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2019.

[815182.PARTF]117

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(h)	$18,940,355	$—	$—	$18,940,355
Preferred Stocks(h)	1,221,181	—	—	1,221,181
Exchange-Traded Funds	10,488	—	—	10,488
Short-Term Investments(h)	167,570	—	—	167,570
Derivatives(i)
Forward Foreign Currency Contracts	—	345,270	—	345,270

TOTAL	$20,339,594	$345,270	$—	$20,684,864

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(i)
Forward Foreign Currency Contracts	$—	$(36,188)	$—	$(36,188)
Futures Contracts	(7,390)	—	—	(7,390)

TOTAL	$(7,390)	$(36,188)	$—	$(43,578)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

[815182.PARTF]118

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF

August 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.7%
Communication Services - 8.8%
CyberAgent, Inc.	9,900	$446,378
Dentsu, Inc.	23,536	804,214
Hakuhodo DY Holdings, Inc.	24,580	363,026
Kakaku.com, Inc.	14,736	369,111
KDDI Corp.	192,515	5,137,478
Konami Holdings Corp.	8,864	401,752
LINE Corp.*(a)	6,747	236,893
Nexon Co. Ltd.*	53,664	721,851
Nintendo Co. Ltd.	12,221	4,634,857
Nippon Telegraph & Telephone Corp.	70,176	3,366,281
NTT DOCOMO, Inc.	145,405	3,670,883
Softbank Corp.	183,700	2,577,351
SoftBank Group Corp.	179,986	8,172,942
Toho Co. Ltd.	12,598	534,231
Yahoo Japan Corp.	297,228	744,224

		32,181,472

Consumer Discretionary - 18.3%
ABC-Mart, Inc.(a)	3,611	230,797
Aisin Seiki Co. Ltd.	18,323	543,300
Bandai Namco Holdings, Inc.	22,007	1,294,712
Benesse Holdings, Inc.	6,588	168,553
Bridgestone Corp.	62,207	2,373,276
Casio Computer Co. Ltd.(a)	20,692	288,852
Denso Corp.	47,710	2,002,082
Fast Retailing Co. Ltd.	6,389	3,743,129
Hikari Tsushin, Inc.	2,352	551,276
Honda Motor Co. Ltd.	177,645	4,219,769
Iida Group Holdings Co. Ltd.	16,166	251,693
Isetan Mitsukoshi Holdings Ltd.	37,875	286,999
Isuzu Motors Ltd.	61,595	662,711
J. Front Retailing Co. Ltd.(a)	25,900	293,047
Koito Manufacturing Co. Ltd.	11,072	520,067
Marui Group Co. Ltd.	21,702	432,058
Mazda Motor Corp.	62,004	520,732
McDonald’s Holdings Co. Japan Ltd.	8,319	390,363
Mercari, Inc.*	9,100	212,863
Mitsubishi Motors Corp.	74,238	310,271
NGK Spark Plug Co. Ltd.	17,590	303,667
Nikon Corp.	33,559	415,401
Nissan Motor Co. Ltd.	255,547	1,578,962
Nitori Holdings Co. Ltd.	8,747	1,261,804
Oriental Land Co. Ltd.	21,825	3,178,169
Pan Pacific International Holdings Corp.	46,600	728,598
Panasonic Corp.	244,144	1,884,713
Rakuten, Inc.	97,438	918,110
Rinnai Corp.	4,055	254,595
Ryohin Keikaku Co. Ltd.	26,000	448,120
Sankyo Co. Ltd.	4,853	167,880
Sega Sammy Holdings, Inc.	17,888	245,163
Sekisui Chemical Co. Ltd.	39,652	571,443
Sekisui House Ltd.	66,952	1,188,290
Sharp Corp.	24,055	248,169
Shimamura Co. Ltd.	2,370	185,165
Shimano, Inc.	8,084	1,161,978
Sony Corp.	138,593	7,882,326
Stanley Electric Co. Ltd.	13,346	331,781
Subaru Corp.	67,317	1,803,400
Sumitomo Electric Industries Ltd.	82,213	968,122
Sumitomo Rubber Industries Ltd.	19,530	220,421
Suzuki Motor Corp.	40,189	1,550,285
Toyoda Gosei Co. Ltd.	7,963	148,189
Toyota Industries Corp.	15,999	879,505
Toyota Motor Corp.	248,873	16,304,947
USS Co. Ltd.	23,918	452,086
Yamada Denki Co. Ltd.	66,247	311,795
Yamaha Corp.	14,607	630,424
Yamaha Motor Co. Ltd.	29,224	478,103
Yokohama Rubber Co. Ltd.	12,846	247,041
ZOZO, Inc.	21,434	428,135

		66,673,337

Consumer Staples - 8.1%
Aeon Co. Ltd.(a)	72,002	1,276,903
Ajinomoto Co., Inc.	47,901	873,387
Asahi Group Holdings Ltd.	39,497	1,842,586
Calbee, Inc.	8,708	265,580
Coca-Cola Bottlers Japan Holdings, Inc.(a)	13,400	291,373
FamilyMart UNY Holdings Co. Ltd.(a)	28,436	655,793
Japan Tobacco, Inc.	131,689	2,789,722
Kao Corp.	53,284	3,849,027
Kikkoman Corp.	15,148	681,578
Kirin Holdings Co. Ltd.	90,089	1,779,562
Kobayashi Pharmaceutical Co. Ltd.	5,400	404,612
Kose Corp.	3,588	616,379
Lawson, Inc.	5,569	276,261
Lion Corp.	25,188	489,605
MEIJI Holdings Co. Ltd.	12,293	853,978
NH Foods Ltd.	8,911	342,231
Nisshin Seifun Group, Inc.	22,075	415,173
Nissin Foods Holdings Co. Ltd.	6,870	476,603
Pigeon Corp.	12,400	450,548
Pola Orbis Holdings, Inc.	8,779	208,742
Seven & i Holdings Co. Ltd.(a)	82,102	2,903,537
Shiseido Co. Ltd.	43,607	3,567,043
Sundrug Co. Ltd.	8,557	266,211

[815182.PARTF]119

Suntory Beverage & Food Ltd.	14,836	639,609
Toyo Suisan Kaisha Ltd.	9,012	366,893
Tsuruha Holdings, Inc.	3,997	435,688
Unicharm Corp.	44,474	1,366,853
Welcia Holdings Co. Ltd.(a)	5,600	292,559
Yakult Honsha Co. Ltd.	12,838	739,573
Yamazaki Baking Co. Ltd.	12,406	215,574

		29,633,183

Energy - 0.8%
Idemitsu Kosan Co. Ltd.	22,060	592,849
Inpex Corp.	111,544	964,926
JXTG Holdings, Inc.	353,537	1,461,271

		3,019,046

Financials - 10.3%
Acom Co. Ltd.	46,374	163,696
AEON Financial Service Co. Ltd.	12,472	182,675
Aozora Bank Ltd.	13,092	302,545
Bank of Kyoto Ltd.	5,804	208,427
Chiba Bank Ltd.	59,560	297,141
Concordia Financial Group Ltd.	115,438	396,619
Credit Saison Co. Ltd.	16,792	186,832
Dai-ichi Life Holdings, Inc.	117,519	1,601,803
Daiwa Securities Group, Inc.	165,644	713,812
Fukuoka Financial Group, Inc.	17,648	303,672
Japan Exchange Group, Inc.	55,532	879,228
Japan Post Bank Co. Ltd.	43,425	395,683
Japan Post Holdings Co. Ltd.	171,670	1,561,004
Mebuki Financial Group, Inc.	99,862	222,782
Mitsubishi UFJ Financial Group, Inc.	1,340,742	6,441,519
Mitsubishi UFJ Lease & Finance Co. Ltd.	47,516	256,734
Mizuho Financial Group, Inc.	2,629,172	3,828,615
MS&AD Insurance Group Holdings, Inc.	51,689	1,643,091
Nomura Holdings, Inc.	361,777	1,457,869
ORIX Corp.	145,527	2,149,309
Resona Holdings, Inc.	227,976	894,865
SBI Holdings, Inc.	25,699	514,053
Seven Bank Ltd.	65,604	171,675
Shinsei Bank Ltd.	21,547	294,906
Shizuoka Bank Ltd.	47,382	320,236
Sompo Holdings, Inc.	36,575	1,461,141
Sony Financial Holdings, Inc.	16,782	387,660
Sumitomo Mitsui Financial Group, Inc.	145,772	4,780,625
Sumitomo Mitsui Trust Holdings, Inc.	36,362	1,188,392
T&D Holdings, Inc.	59,049	575,010
Tokio Marine Holdings, Inc.	69,671	3,588,645
Tokyo Century Corp.	4,600	185,325

		37,555,589

Health Care - 9.2%
Alfresa Holdings Corp.	21,190	479,710
Asahi Intecc Co. Ltd.	21,500	480,454
Astellas Pharma, Inc.	205,835	2,852,065
Chugai Pharmaceutical Co. Ltd.	24,445	1,748,783
Daiichi Sankyo Co. Ltd.	61,861	4,086,605
Eisai Co. Ltd.	27,512	1,406,224
Hisamitsu Pharmaceutical Co., Inc.	5,706	230,958
Hoya Corp.	41,586	3,385,676
Kyowa Kirin Co. Ltd.	27,960	511,905
M3, Inc.	47,584	1,010,043
Medipal Holdings Corp.	19,882	422,400
Mitsubishi Tanabe Pharma Corp.	25,761	284,684
Olympus Corp.	128,176	1,500,927
Ono Pharmaceutical Co. Ltd.	41,583	768,171
Otsuka Holdings Co. Ltd.	42,600	1,751,959
PeptiDream, Inc.*	10,000	524,309
Santen Pharmaceutical Co. Ltd.	39,174	686,241
Shionogi & Co. Ltd.	29,108	1,560,409
Sumitomo Dainippon Pharma Co. Ltd.	16,948	296,093
Suzuken Co. Ltd.	8,632	463,959
Sysmex Corp.	18,544	1,183,842
Taisho Pharmaceutical Holdings Co. Ltd.	4,146	288,797
Takeda Pharmaceutical Co. Ltd.	162,023	5,475,244
Terumo Corp.	70,402	2,045,757

		33,445,215

Industrials - 20.1%
AGC, Inc.	20,362	587,467
Amada Holdings Co. Ltd.	36,134	376,527
ANA Holdings, Inc.(a)	12,418	424,551
Central Japan Railway Co.	15,826	3,130,639
Dai Nippon Printing Co. Ltd.	26,543	574,409
Daifuku Co. Ltd.	10,800	510,340
Daikin Industries Ltd.	27,148	3,361,716
East Japan Railway Co.	33,285	3,169,179
FANUC Corp.	21,089	3,663,552
Fuji Electric Co. Ltd.	14,206	405,179
Hankyu Hanshin Holdings, Inc.	26,340	997,962
Hino Motors Ltd.	27,760	218,453
Hitachi Construction Machinery Co. Ltd.	10,420	222,652
Hoshizaki Corp.	5,954	428,188
IHI Corp.	14,368	279,827
ITOCHU Corp.	146,788	2,927,193
Japan Airlines Co. Ltd.	12,054	376,592
Japan Airport Terminal Co. Ltd.	5,535	220,650
JGC Corp.	23,883	277,644
JTEKT Corp.	22,584	244,898
Kajima Corp.	47,276	575,402
Kamigumi Co. Ltd.	9,142	214,190

[815182.PARTF]120

Kawasaki Heavy Industries Ltd.	16,093	315,543
Keihan Holdings Co. Ltd.	8,904	372,973
Keikyu Corp.	24,881	456,236
Keio Corp.	10,236	639,780
Keisei Electric Railway Co. Ltd.	12,684	499,074
Kintetsu Group Holdings Co. Ltd.	18,710	931,669
Komatsu Ltd.	100,637	2,138,069
Kubota Corp.	115,563	1,658,903
Kurita Water Industries Ltd.	10,942	284,584
Kyushu Railway Co.	18,100	542,651
LIXIL Group Corp.	28,116	460,771
Makita Corp.	25,044	736,692
Marubeni Corp.	172,987	1,104,179
MINEBEA MITSUMI, Inc.	39,424	608,978
MISUMI Group, Inc.	30,320	687,255
Mitsubishi Corp.	147,291	3,584,009
Mitsubishi Electric Corp.	201,926	2,439,611
Mitsubishi Heavy Industries Ltd.	35,002	1,315,273
Mitsui & Co. Ltd.	180,371	2,823,523
Mitsui OSK Lines Ltd.	10,908	256,900
MonotaRO Co. Ltd.(a)	12,100	297,389
Nabtesco Corp.	11,672	335,652
Nagoya Railroad Co. Ltd.	21,001	625,671
NGK Insulators Ltd.	27,964	375,363
Nidec Corp.	24,345	3,175,036
Nippon Express Co. Ltd.	8,539	441,277
Nippon Yusen KK	16,612	248,003
NSK Ltd.	39,098	313,564
Obayashi Corp.	70,808	652,525
Odakyu Electric Railway Co. Ltd.	31,877	723,148
Park24 Co. Ltd.	12,568	257,784
Persol Holdings Co. Ltd.	19,200	389,838
Recruit Holdings Co. Ltd.	129,391	3,920,644
Secom Co. Ltd.	22,872	1,951,446
Seibu Holdings, Inc.	21,730	368,797
SG Holdings Co. Ltd.	15,000	401,421
Shimizu Corp.	65,968	550,173
SMC Corp.	6,258	2,364,533
Sohgo Security Services Co. Ltd.	7,722	389,607
Sumitomo Corp.	129,373	1,939,347
Sumitomo Heavy Industries Ltd.	12,058	346,752
Taisei Corp.	22,152	784,031
THK Co. Ltd.	12,676	294,483
Tobu Railway Co. Ltd.	22,290	684,006
Tokyu Corp.	54,622	976,394
Toppan Printing Co. Ltd.	28,439	453,214
Toshiba Corp.	57,023	1,771,317
TOTO Ltd.	14,838	537,037
Toyota Tsusho Corp.	23,131	717,434
West Japan Railway Co.	17,979	1,514,680
Yamato Holdings Co. Ltd.	31,717	549,043

		73,393,492

Information Technology - 10.9%
Advantest Corp.	22,300	916,266
Alps Alpine Co. Ltd.	23,042	402,343
Brother Industries Ltd.	24,722	428,187
Canon, Inc.	109,597	2,848,377
Disco Corp.	2,900	526,851
FUJIFILM Holdings Corp.	39,257	1,680,991
Fujitsu Ltd.	21,440	1,655,503
GMO Payment Gateway, Inc.	4,500	348,614
Hamamatsu Photonics KK	14,388	497,049
Hirose Electric Co. Ltd.	3,566	405,155
Hitachi High-Technologies Corp.	7,470	403,613
Hitachi Ltd.	105,334	3,598,222
Itochu Techno-Solutions Corp.	8,500	234,273
Keyence Corp.	9,943	5,887,087
Konica Minolta, Inc.	49,680	353,538
Kyocera Corp.	34,908	2,075,060
Murata Manufacturing Co. Ltd.	62,645	2,629,398
NEC Corp.	26,993	1,156,099
Nippon Electric Glass Co. Ltd.	8,968	186,139
Nomura Research Institute Ltd.	37,122	738,352
NTT Data Corp.	67,840	875,499
Obic Co. Ltd.	7,062	807,674
Omron Corp.	21,017	1,040,612
Oracle Corp.	4,572	393,785
Otsuka Corp.	10,960	406,996
Renesas Electronics Corp.*	84,400	527,525
Ricoh Co. Ltd.	74,834	692,444
Rohm Co. Ltd.	9,512	678,693
Seiko Epson Corp.	28,424	378,059
Shimadzu Corp.	24,236	602,735
SUMCO Corp.	25,900	321,083
TDK Corp.	13,428	1,069,336
Tokyo Electron Ltd.	17,114	3,061,623
Trend Micro, Inc.	13,272	643,392
Yaskawa Electric Corp.	26,182	879,839
Yokogawa Electric Corp.	26,108	474,311

		39,824,723

Materials - 5.1%
Air Water, Inc.	12,504	212,451
Asahi Kasei Corp.	140,784	1,273,795
Daicel Corp.	27,746	214,425
Hitachi Chemical Co. Ltd.	9,694	302,952
Hitachi Metals Ltd.	21,246	228,789
JFE Holdings, Inc.	53,219	622,938
JSR Corp.	21,651	354,209
Kaneka Corp.	5,237	157,009
Kansai Paint Co. Ltd.	18,606	387,235
Kobe Steel Ltd.	35,766	186,514

[815182.PARTF]121

Kuraray Co. Ltd.	36,421	415,515
Maruichi Steel Tube Ltd.	6,132	149,151
Mitsubishi Chemical Holdings Corp.	141,996	974,665
Mitsubishi Gas Chemical Co., Inc.	19,576	235,498
Mitsubishi Materials Corp.	12,272	297,458
Mitsui Chemicals, Inc.	20,681	442,101
Nippon Paint Holdings Co. Ltd.	16,163	765,283
Nippon Steel Corp.	88,037	1,231,449
Nissan Chemical Corp.	12,502	528,983
Nitto Denko Corp.	17,218	801,621
Oji Holdings Corp.	94,684	441,178
Shin-Etsu Chemical Co. Ltd.	39,631	3,997,234
Showa Denko KK	14,400	371,674
Sumitomo Chemical Co. Ltd.	162,356	710,647
Sumitomo Metal Mining Co. Ltd.	26,005	732,282
Taiheiyo Cement Corp.	13,178	332,691
Taiyo Nippon Sanso Corp.	13,480	267,227
Teijin Ltd.	21,659	389,407
Toray Industries, Inc.	152,042	1,084,266
Tosoh Corp.	28,000	359,505
Toyo Seikan Group Holdings Ltd.	15,626	227,694

		18,695,846

Real Estate - 4.3%
Aeon Mall Co. Ltd.	8,822	138,764
Daito Trust Construction Co. Ltd.	7,851	1,010,982
Daiwa House Industry Co. Ltd.	61,717	1,935,718
Daiwa House REIT Investment Corp. REIT	208	549,002
Hulic Co. Ltd.	30,410	290,260
Japan Prime Realty Investment Corp. REIT	84	383,489
Japan Real Estate Investment Corp. REIT	146	971,638
Japan Retail Fund Investment Corp. REIT	279	558,341
Mitsubishi Estate Co. Ltd.	129,124	2,472,238
Mitsui Fudosan Co. Ltd.	99,682	2,388,953
Nippon Building Fund, Inc. REIT	146	1,071,963
Nippon Prologis REIT, Inc. REIT	219	593,290
Nomura Real Estate Holdings, Inc.	14,028	297,370
Nomura Real Estate Master Fund, Inc. REIT	435	759,566
Sumitomo Realty & Development Co. Ltd.	36,150	1,359,432
Tokyu Fudosan Holdings Corp.	66,627	413,303
United Urban Investment Corp. REIT	323	605,653

		15,799,962

Utilities - 1.8%
Chubu Electric Power Co., Inc.	69,934	1,031,220
Chugoku Electric Power Co., Inc.	29,668	378,966
Electric Power Development Co. Ltd.	14,366	332,933
Kansai Electric Power Co., Inc.	78,207	951,500
Kyushu Electric Power Co., Inc.	42,890	423,510
Osaka Gas Co. Ltd.	41,489	742,807
Toho Gas Co. Ltd.	8,128	315,602
Tohoku Electric Power Co., Inc.	47,721	477,053
Tokyo Electric Power Co. Holdings, Inc.*	164,484	783,441
Tokyo Gas Co. Ltd.	42,865	1,083,578

		6,520,610

TOTAL COMMON STOCKS (Cost $386,682,923)		356,742,475

SECURITIES LENDING COLLATERAL - 1.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04%(b)(c) (Cost $4,460,134)	4,460,134	4,460,134

CASH EQUIVALENTS - 0.9%
DWS ESG Liquidity Fund “Capital Shares”, 2.31%(b)	116,170	116,193
DWS Government Money Market Series “Institutional Shares”, 2.09%(b)	3,151,216	3,151,216

TOTAL CASH EQUIVALENTS (Cost $3,267,386)		3,267,409

TOTAL INVESTMENTS - 99.8% (Cost $394,410,443)		$364,470,018
Other assets and liabilities, net - 0.2%		879,355

NET ASSETS - 100.0%		$365,349,373

[815182.PARTF]122

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
SECURITIES LENDING COLLATERAL — 1.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04%(b)(c)
10,080	4,450,054(d)	—	—	—	7,062	—	4,460,134	4,460,134
CASH EQUIVALENTS — 0.9%
DWS ESG Liquidity Fund “Capital Shares”, 2.31%(b)
115,456	714	—	—	23	747	—	116,170	116,193
DWS Government Money Market Series “Institutional Shares”, 2.09%(b)
1,732,723	36,916,312	(35,497,819)	—	—	25,877	—	3,151,216	3,151,216

1,858,259	41,367,080	(35,497,819)	—	23	33,686	—	7,727,520	7,727,543

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2019 amounted to $6,074,315, which is 1.7% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,921,175.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2019.

REIT:	Real Estate Investment Trust

[815182.PARTF]123

At August 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(e)
Nikkei 225 Futures	JPY	16	$3,112,803	$3,116,110	9/12/2019	$(9,822)
TOPIX Index Futures	JPY	36	5,118,529	5,116,958	9/12/2019	(46,895)

Total unrealized depreciation						$(56,717)

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2019.

As of August 31, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(f)	Unrealized Depreciation(f)
Goldman Sachs & Co.	9/5/2019	JPY	109,567,500	USD	1,011,564	$—	$(20,192)
JP Morgan & Chase Co.	9/5/2019	JPY	14,763,672,800	USD	136,304,382	—	(2,719,559)
JP Morgan & Chase Co.	9/5/2019	JPY	1,030,000,000	USD	9,509,284	—	(189,838)
RBC Capital Markets	9/5/2019	JPY	16,273,674,100	USD	150,212,753	—	(3,030,301)
The Bank of Nova Scotia	9/5/2019	JPY	11,501,172,400	USD	106,160,095	—	(2,142,109)
Goldman Sachs & Co.	9/5/2019	USD	1,032,387	JPY	109,567,500	—	(631)
JP Morgan & Chase Co.	9/5/2019	USD	148,813,423	JPY	15,793,672,800	—	(90,361)
RBC Capital Markets	9/5/2019	USD	153,315,503	JPY	16,273,674,100	—	(72,450)
The Bank of Nova Scotia	9/5/2019	USD	5,021,317	JPY	530,000,000	—	(30,507)
The Bank of Nova Scotia	9/5/2019	USD	78,075,464	JPY	8,287,320,100	—	(36,895)
The Bank of Nova Scotia	9/5/2019	USD	17,505,435	JPY	1,858,051,600	—	(8,864)
The Bank of Nova Scotia	9/5/2019	USD	7,803,794	JPY	825,800,700	—	(27,540)
Goldman Sachs & Co.	10/3/2019	JPY	109,567,500	USD	1,034,563	651	—
JP Morgan & Chase Co.	10/3/2019	JPY	15,793,672,800	USD	149,123,528	89,693	—
RBC Capital Markets	10/3/2019	JPY	16,273,674,100	USD	153,634,656	71,385	—
The Bank of Nova Scotia	10/3/2019	JPY	8,287,320,100	USD	78,237,770	36,131	—
The Bank of Nova Scotia	10/3/2019	USD	27,714,302	JPY	2,935,000,000	—	(18,761)

Total unrealized appreciation (depreciation)						$197,860	$(8,388,008)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2019.

Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

[815182.PARTF]124

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(g)	$356,742,475	$—	$—	$356,742,475
Short-Term Investments(g)	7,727,543	—	—	7,727,543
Derivatives(h)
Forward Foreign Currency Contracts	—	197,860	—	197,860

TOTAL	$364,470,018	$197,860	$—	$364,667,878

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(h)
Forward Foreign Currency Contracts	$—	$(8,388,008)	$—	$(8,388,008)
Futures Contracts	(56,717)	—	—	(56,717)

TOTAL	$(56,717)	$(8,388,008)	$—	$(8,444,725)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

[815182.PARTF]125

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI South Korea Hedged Equity ETF

August 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.9%
Communication Services - 7.4%
Cheil Worldwide, Inc.	800	$17,437
Kakao Corp.	457	50,746
LG Uplus Corp.	1,279	13,938
NAVER Corp.	1,192	144,172
NCSoft Corp.	156	69,162
Netmarble Corp., 144A*	265	20,609
Pearl Abyss Corp.*	84	13,502
SK Telecom Co. Ltd.	188	37,173

		366,739

Consumer Discretionary - 12.2%
CJ ENM Co. Ltd.	121	16,073
Fila Korea Ltd.	476	22,479
Hankook Tire & Technology Co. Ltd.	788	18,964
Hanon Systems	2,013	19,278
HLB, Inc.*	455	15,871
Hotel Shilla Co. Ltd.	323	21,013
Hyundai Department Store Co. Ltd.	182	11,720
Hyundai Mobis Co. Ltd.	586	120,224
Hyundai Motor Co.	1,311	139,082
Kangwon Land, Inc.	1,148	26,775
Kia Motors Corp.	2,339	84,388
LG Electronics, Inc.	921	46,611
Lotte Shopping Co. Ltd.	130	14,597
Shinsegae Inc.	82	15,638
Woongjin Coway Co. Ltd.	495	34,410

		607,123

Consumer Staples - 6.1%
Amorepacific Corp.	299	32,091
AMOREPACIFIC Group	333	16,220
BGF retail Co. Ltd.	86	14,449
CJ CheilJedang Corp.	86	16,224
E-MART, Inc.	216	20,686
GS Retail Co. Ltd.	343	10,959
KT&G Corp.	1,013	85,305
LG Household & Health Care Ltd.	81	78,843
Orion Corp.	256	19,043
Ottogi Corp.	18	8,486

		302,306

Energy - 2.5%
GS Holdings Corp.	515	20,409
SK Innovation Co. Ltd.	518	70,563
S-Oil Corp.	419	33,451

		124,423

Financials - 12.9%
BNK Financial Group, Inc.	3,059	16,921
DB Insurance Co. Ltd.	501	19,812
Hana Financial Group, Inc.	2,587	69,414
Hanwha Life Insurance Co. Ltd.	4,986	10,456
Hyundai Marine & Fire Insurance Co. Ltd.	706	13,930
Industrial Bank of Korea	2,508	25,675
KB Financial Group, Inc.	3,377	110,685
Korea Investment Holdings Co. Ltd.	401	23,936
Meritz Securities Co. Ltd.	3,647	14,317
Mirae Asset Daewoo Co. Ltd.	3,863	23,728
NH Investment & Securities Co. Ltd.	1,448	14,704
Orange Life Insurance Ltd., 144A	462	10,279
Samsung Card Co. Ltd.	370	10,126
Samsung Fire & Marine Insurance Co. Ltd.	274	51,803
Samsung Life Insurance Co. Ltd.	638	35,923
Samsung Securities Co. Ltd.	639	18,623
Shinhan Financial Group Co. Ltd.	3,772	126,901
Woori Financial Group, Inc.	4,243	41,686

		638,919

Health Care - 5.1%
Celltrion Healthcare Co. Ltd.*	538	19,743
Celltrion Pharm, Inc.*	307	8,389
Celltrion, Inc.*	760	98,510
Hanmi Pharm. Co. Ltd.	71	16,442
Hanmi Science Co. Ltd.	243	8,205
Helixmith Co. Ltd.*	178	26,878
Medy-Tox, Inc.	50	14,531
Samsung Biologics Co. Ltd., 144A*	150	33,313
SillaJen, Inc.*	890	7,715
Yuhan Corp.	99	18,758

		252,484

Industrials - 10.8%
CJ Corp.	189	12,717
CJ Logistics Corp.*	108	12,751
Daelim Industrial Co. Ltd.	294	23,714
Daewoo Engineering & Construction Co. Ltd.*	2,941	10,149
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	528	11,901
Doosan Bobcat, Inc.	560	16,575
GS Engineering & Construction Corp.	657	17,574
Hanwha Corp.	583	11,792
HDC Hyundai Development Co-Engineering & Construction, Class E	380	11,247
Hyundai Engineering & Construction Co. Ltd.	757	25,843
Hyundai Glovis Co. Ltd.	194	25,626
Hyundai Heavy Industries Holdings Co. Ltd.	94	25,726
KCC Corp.	72	13,404

[815182.PARTF]126

Korea Aerospace Industries Ltd.	734	23,815
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	365	33,148
Korean Air Lines Co. Ltd.	542	9,934
LG Corp.	837	49,201
Lotte Corp.	370	10,187
Pan Ocean Co. Ltd.*	3,029	12,154
Posco International Corp.	647	9,802
S-1 Corp.	188	15,676
Samsung C&T Corp.	737	52,571
Samsung Engineering Co. Ltd.*	1,592	20,372
Samsung Heavy Industries Co. Ltd.*	4,309	27,571
SK Holdings Co. Ltd.	306	50,526

		533,976

Information Technology - 32.5%
LG Display Co. Ltd.*	2,280	26,259
LG Innotek Co. Ltd.	151	12,280
Samsung Electro-Mechanics Co. Ltd.	504	37,074
Samsung Electronics Co. Ltd.	30,143	1,094,978
Samsung SDI Co. Ltd.	477	98,255
Samsung SDS Co. Ltd.	313	50,649
SK Hynix, Inc.	4,631	295,925

		1,615,420

Materials - 7.2%
Hanwha Chemical Corp.	1,129	16,125
Hyundai Steel Co.	753	23,188
Korea Zinc Co. Ltd.	82	29,449
Kumho Petrochemical Co. Ltd.	214	12,421
LG Chem Ltd.	394	107,506
Lotte Chemical Corp.	160	29,722
OCI Co. Ltd.	235	12,883
POSCO	660	114,972
POSCO Chemical Co. Ltd.	311	13,531

		359,797

Utilities - 1.2%
Korea Electric Power Corp.*	2,274	47,967
Korea Gas Corp.	349	11,252

		59,219

TOTAL COMMON STOCKS (Cost $3,816,562)		4,860,406

PREFERRED STOCKS - 1.7%
Consumer Discretionary - 0.8%
Hyundai Motor Co.	258	16,188
Hyundai Motor Co. - 2nd Preferred	366	26,107

		42,295

Consumer Staples - 0.5%
Amorepacific Corp.	154	9,180
LG Household & Health Care Ltd.	24	14,385

		23,565

Information Technology - 0.1%
Samsung Electronics Co. Ltd.	136	4,138

Materials - 0.3%
LG Chem Ltd.	88	13,077

TOTAL PREFERRED STOCKS (Cost $87,286)		83,075

EXCHANGE-TRADED FUNDS - 0.2%
iShares MSCI South Korea ETF(a) (Cost $9,071)	170	9,054

CASH EQUIVALENTS - 0.2%
DWS Government Money Market Series “Institutional Shares”, 2.09%(b) (Cost $12,274)	12,274	12,274

TOTAL INVESTMENTS - 100.0% (Cost $3,925,193)		$4,964,809
Other assets and liabilities, net - 0.0%		(1,164)

NET ASSETS - 100.0%		$4,963,645

[815182.PARTF]127

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 2.09%(b)
108,503	489,652	(585,881)	—	—	525	—	12,274	12,274

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2019 amounted to $8,575, which is 0.2% of net assets. The Fund held non-cash U.S. Treasury securities collateral having a value of $8,663.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(c)
KOSPI 200 MINI Futures	KRW	1	$10,365	$10,698	9/11/2019	$299

(c)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2019.

[815182.PARTF]128

As of August 31, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(d)	Unrealized Depreciation(d)
Goldman Sachs & Co.	9/5/2019	KRW	2,612,565,037	USD	2,212,257	$54,822	$—
RBC Capital Markets	9/5/2019	KRW	3,248,799,200	USD	2,749,003	66,170	—
RBC Capital Markets	9/5/2019	KRW	69,554,000	USD	57,789	352	—
The Bank of New York Mellon	9/5/2019	KRW	408,384,000	USD	345,488	8,248	—
Goldman Sachs & Co.	9/5/2019	USD	135,873	KRW	160,475,000	—	(3,354)
Goldman Sachs & Co.	9/5/2019	USD	2,027,191	KRW	2,452,090,037	—	(2,275)
RBC Capital Markets	9/5/2019	USD	2,742,894	KRW	3,318,353,200	—	(2,624)
The Bank of New York Mellon	9/5/2019	USD	337,229	KRW	408,384,000	11	—
Goldman Sachs & Co.	10/4/2019	KRW	2,452,090,037	USD	2,028,532	929	—
RBC Capital Markets	10/4/2019	KRW	3,318,353,200	USD	2,744,709	803	—
The Bank of New York Mellon	10/4/2019	KRW	408,384,000	USD	337,480	—	(208)
Goldman Sachs & Co.	10/4/2019	USD	137,439	KRW	166,000,000	—	(175)

Total unrealized appreciation (depreciation)						$131,335	$(8,636)

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2019.

Currency Abbreviations

KRW	South Korean Won
USD	U.S. Dollar

[815182.PARTF]129

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(e)	$4,860,406	$—	$—	$4,860,406
Preferred Stocks(e)	83,075	—	—	83,075
Exchange-Traded Funds	9,054	—	—	9,054
Short-Term Investments(e)	12,274	—	—	12,274
Derivatives(f)
Forward Foreign Currency Contracts	—	131,335	—	131,335
Futures Contracts	299	—	—	299

TOTAL	$4,965,108	$131,335	$—	$5,096,443

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(f)
Forward Foreign Currency Contracts	$—	$(8,636)	$—	$(8,636)

TOTAL	$—	$(8,636)	$—	$(8,636)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

[815182.PARTF]130

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF

August 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.7%
Australia - 7.0%
AGL Energy Ltd.	223,302	$2,851,257
Alumina Ltd.	915,196	1,337,455
AMP Ltd.	1,295,731	1,479,074
APA Group(a)	415,237	3,078,852
Aristocrat Leisure Ltd.	197,886	3,964,674
ASX Ltd.	67,138	3,902,428
Aurizon Holdings Ltd.	690,164	2,746,915
AusNet Services	593,726	719,721
Australia & New Zealand Banking Group Ltd.	985,525	17,747,389
Bank of Queensland Ltd.(b)	131,073	809,446
Bendigo & Adelaide Bank Ltd.	162,882	1,226,367
BHP Group Ltd.	1,028,193	25,128,527
BHP Group PLC	727,055	15,685,400
BlueScope Steel Ltd.	188,251	1,583,453
Boral Ltd.	409,668	1,172,537
Brambles Ltd.	547,509	4,166,536
Caltex Australia Ltd.	90,416	1,458,940
Challenger Ltd.	190,399	860,385
CIMIC Group Ltd.	31,548	658,626
Coca-Cola Amatil Ltd.	187,217	1,370,504
Cochlear Ltd.	19,727	2,896,163
Coles Group Ltd.	389,779	3,632,954
Commonwealth Bank of Australia	617,223	32,858,626
Computershare Ltd.	155,377	1,609,343
Crown Resorts Ltd.	119,772	968,732
CSL Ltd.	156,432	25,375,449
Dexus REIT	384,641	3,341,571
Flight Centre Travel Group Ltd.	18,961	593,900
Fortescue Metals Group Ltd.(b)	495,938	2,671,916
Goodman Group REIT	585,232	5,722,688
GPT Group REIT	700,512	3,014,546
Harvey Norman Holdings Ltd.(b)	201,516	594,414
Incitec Pivot Ltd.	564,712	1,220,780
Insurance Australia Group Ltd.	814,130	4,419,104
Lendlease Group(a)	195,149	2,242,078
Macquarie Group Ltd.	111,406	9,291,267
Magellan Financial Group Ltd.	42,756	1,461,009
Medibank Pvt Ltd.	948,546	2,325,226
Mirvac Group REIT	1,308,075	2,810,145
National Australia Bank Ltd.	978,061	18,021,356
Newcrest Mining Ltd.	267,022	6,653,562
Oil Search Ltd.	474,833	2,123,315
Orica Ltd.	131,109	1,900,999
Origin Energy Ltd.	602,741	3,097,139
QBE Insurance Group Ltd.	459,038	3,873,514
Ramsay Health Care Ltd.	50,000	2,210,263
REA Group Ltd.(b)	17,054	1,200,299
Santos Ltd.	594,763	2,887,917
Scentre Group REIT	1,873,977	5,098,601
SEEK Ltd.	116,937	1,601,013
Sonic Healthcare Ltd.	148,421	2,943,649
South32 Ltd.	1,769,354	3,145,749
Stockland REIT	808,544	2,461,203
Suncorp Group Ltd.	453,577	4,218,423
Sydney Airport(a)	357,683	2,030,632
Tabcorp Holdings Ltd.	682,717	2,165,544
Telstra Corp. Ltd.	1,444,139	3,617,907
TPG Telecom Ltd.	127,409	571,452
Transurban Group(a)	929,503	9,358,310
Treasury Wine Estates Ltd.	241,574	3,048,774
Vicinity Centres REIT	1,133,674	1,977,395
Washington H Soul Pattinson & Co. Ltd.	36,884	518,898
Wesfarmers Ltd.	391,383	10,305,858
Westpac Banking Corp.	1,205,624	22,912,597
Woodside Petroleum Ltd.	321,837	6,963,894
Woolworths Group Ltd.	435,196	11,069,737
WorleyParsons Ltd.	110,022	910,619

		335,887,016

Austria - 0.2%
ANDRITZ AG(b)	24,292	855,408
Erste Group Bank AG*	103,406	3,326,490
OMV AG	50,177	2,559,376
Raiffeisen Bank International AG	46,749	1,021,682
Verbund AG	23,317	1,387,679
voestalpine AG(b)	42,006	967,193

		10,117,828

Belgium - 1.0%
Ageas	63,884	3,419,313
Anheuser-Busch InBev SA/NV	262,620	24,880,142
Colruyt SA	21,475	1,099,151
Groupe Bruxelles Lambert SA	27,766	2,592,660
KBC Group NV	85,261	4,932,693
Proximus SADP	48,964	1,447,056
Solvay SA	25,536	2,574,155
Telenet Group Holding NV	17,021	848,173
UCB SA	43,489	3,247,303
Umicore SA	69,696	2,219,086

		47,259,732

Chile - 0.0%
Antofagasta PLC	135,221	1,424,891

China - 0.1%
BeiGene Ltd., ADR*(b)	12,610	1,812,688
Yangzijiang Shipbuilding Holdings Ltd.	873,200	572,590

		2,385,278

Denmark - 1.8%
A.P. Moller - Maersk A/S, Class A	1,178	1,172,869

[815182.PARTF]131

A.P. Moller - Maersk A/S, Class B	2,383	2,535,245
Carlsberg A/S, Class B	37,287	5,504,113
Chr Hansen Holding A/S	36,641	3,078,372
Coloplast A/S, Class B	40,038	4,768,290
Danske Bank A/S	231,695	3,046,215
Demant A/S*	39,719	1,203,065
DSV A/S	75,828	7,515,126
Genmab A/S*	22,182	4,526,605
H Lundbeck A/S	22,521	819,905
ISS A/S	61,011	1,548,083
Novo Nordisk A/S, Class B	615,565	31,964,323
Novozymes A/S, Class B	74,835	3,191,039
Orsted A/S, 144A	66,278	6,328,333
Pandora A/S	36,477	1,553,803
Tryg A/S	42,196	1,261,299
Vestas Wind Systems A/S	65,249	4,794,220

		84,810,905

Finland - 1.1%
Elisa OYJ	48,183	2,423,247
Fortum OYJ	151,439	3,330,448
Kone OYJ, Class B	117,587	6,797,713
Metso OYJ	36,910	1,382,488
Neste OYJ	146,763	4,619,632
Nokia OYJ	1,944,947	9,618,112
Nokian Renkaat OYJ	43,283	1,184,498
Nordea Bank Abp	1,128,509	7,048,402
Nordea Bank Abp	15,341	95,650
Orion OYJ, Class B	34,753	1,289,856
Sampo OYJ, Class A	153,414	6,093,558
Stora Enso OYJ, Class R	212,728	2,377,735
UPM-Kymmene OYJ	181,130	4,881,223
Wartsila OYJ Abp	148,783	1,824,066

		52,966,628

France - 10.8%
Accor SA	64,857	2,798,498
Aeroports de Paris	9,975	1,722,292
Air Liquide SA	151,175	21,042,773
Airbus SE	202,737	27,928,043
Alstom SA	53,487	2,284,970
Amundi SA, 144A	20,008	1,278,707
Arkema SA	23,440	2,054,757
Atos SE	32,534	2,462,909
AXA SA	667,695	15,315,048
BioMerieux	13,706	1,113,953
BNP Paribas SA	386,170	17,416,094
Bollore SA	340,182	1,443,914
Bouygues SA	82,516	3,133,315
Bureau Veritas SA	98,372	2,352,601
Capgemini SE	54,685	6,560,089
Carrefour SA	208,742	3,555,980
Casino Guichard Perrachon SA(b)	20,756	873,696
Cie de Saint-Gobain	168,150	6,065,313
Cie Generale des Etablissements Michelin SCA	61,279	6,438,539
CNP Assurances	54,713	993,387
Covivio REIT	16,822	1,789,661
Credit Agricole SA	392,083	4,477,250
Danone SA	213,218	19,089,127
Dassault Aviation SA	934	1,328,308
Dassault Systemes SE	44,823	6,313,022
Edenred	84,155	4,097,335
Eiffage SA	26,615	2,756,637
Electricite de France SA	216,235	2,629,633
Engie SA	634,679	9,643,553
EssilorLuxottica SA	99,018	14,609,866
Eurazeo SE	12,090	799,245
Eutelsat Communications SA	59,370	1,032,265
Faurecia SE	25,073	1,095,371
Gecina SA REIT	15,524	2,460,292
Getlink SE	158,091	2,224,001
Hermes International	11,334	7,735,575
ICADE REIT	10,957	968,803
Iliad SA	10,413	1,089,966
Imerys SA	11,062	451,051
Ingenico Group SA	20,697	2,051,784
Ipsen SA	12,391	1,301,913
JCDecaux SA	25,427	679,636
Kering SA	26,041	12,604,417
Klepierre SA REIT	70,558	2,152,700
Legrand SA	90,994	6,422,452
L’Oreal SA	87,949	24,029,781
LVMH Moet Hennessy Louis Vuitton SE	96,652	38,496,108
Natixis SA	301,615	1,167,509
Orange SA	687,984	10,434,586
Pernod Ricard SA	73,456	14,023,128
Peugeot SA	207,645	4,639,558
Publicis Groupe SA	74,765	3,584,279
Remy Cointreau SA*	7,683	1,160,207
Renault SA	65,598	3,760,503
Safran SA	112,972	16,408,005
Sanofi	387,404	33,261,676
Sartorius Stedim Biotech	9,454	1,462,972
Schneider Electric SE	192,627	16,123,595
SCOR SE	54,518	2,174,426
SEB SA	8,371	1,301,822
Societe BIC SA	8,867	566,201
Societe Generale SA	264,243	6,695,552
Sodexo SA	31,016	3,514,489
Suez	125,115	1,942,297
Teleperformance	19,755	4,311,954
Thales SA	36,935	4,268,401

[815182.PARTF]132

TOTAL SA	832,918	41,550,880
Ubisoft Entertainment SA*	29,956	2,415,244
Unibail-Rodamco-Westfield REIT	33,128	4,336,354
Unibail-Rodamco-Westfield CDI	299,642	2,028,029
Valeo SA	82,034	2,239,563
Veolia Environnement SA	182,290	4,357,525
Vinci SA	176,060	19,253,140
Vivendi SA	314,814	8,798,693
Wendel SA	9,050	1,268,167
Worldline SA, 144A*	28,432	1,962,388

		518,175,773

Germany - 7.8%
1&1 Drillisch AG(b)	17,532	480,943
adidas AG	63,186	18,729,216
Allianz SE	148,440	32,710,193
Axel Springer SE(b)	15,617	1,072,742
BASF SE	320,374	21,189,818
Bayer AG	324,852	24,042,324
Bayerische Motoren Werke AG	115,028	7,687,699
Beiersdorf AG	34,274	4,313,085
Brenntag AG	53,647	2,584,251
Carl Zeiss Meditec AG	15,080	1,738,580
Commerzbank AG	346,614	1,965,303
Continental AG	37,489	4,522,366
Covestro AG, 144A	60,905	2,757,164
Daimler AG	312,532	14,668,679
Delivery Hero SE, 144A*	39,109	1,975,489
Deutsche Bank AG(c)	677,242	4,891,693
Deutsche Boerse AG	65,593	9,642,043
Deutsche Lufthansa AG	82,834	1,272,722
Deutsche Post AG	342,082	11,241,369
Deutsche Telekom AG	1,150,962	19,197,121
Deutsche Wohnen SE	124,090	4,399,658
E.ON SE	764,370	7,102,889
Evonik Industries AG	66,723	1,699,835
Fraport AG Frankfurt Airport Services Worldwide	14,278	1,192,297
Fresenius Medical Care AG & Co. KGaA	74,334	4,999,847
Fresenius SE & Co. KGaA	149,360	7,249,051
GEA Group AG	57,204	1,542,204
Hannover Rueck SE	22,572	3,592,166
HeidelbergCement AG	51,120	3,541,807
Henkel AG & Co. KGaA	37,125	3,429,430
HOCHTIEF AG	8,596	934,824
HUGO BOSS AG	22,497	1,253,081
Infineon Technologies AG	429,795	7,438,829
Innogy SE	39,177	1,623,268
Innogy SE, 144A	14,440	718,766
KION Group AG	24,794	1,198,722
Knorr-Bremse AG	15,806	1,476,412
LANXESS AG	30,699	1,845,565
Merck KGaA	45,209	4,832,557
METRO AG(b)	58,699	908,346
MTU Aero Engines AG	17,675	4,823,407
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	50,983	12,209,571
Puma SE	29,252	2,219,918
RWE AG	192,009	5,467,727
SAP SE	341,378	40,745,828
Siemens AG	263,933	26,382,393
Siemens Healthineers AG, 144A	50,896	1,997,521
Symrise AG	44,743	4,175,927
Telefonica Deutschland Holding AG	353,666	900,222
thyssenkrupp AG	148,650	1,815,901
TUI AG	150,494	1,496,101
Uniper SE	69,601	2,108,968
United Internet AG	46,709	1,529,800
Volkswagen AG	11,916	1,944,144
Vonovia SE	175,165	8,720,940
Wirecard AG	40,426	6,446,826
Zalando SE, 144A*	40,403	1,998,223

		372,645,771

Hong Kong - 3.4%
AIA Group Ltd.	4,185,993	40,709,909
ASM Pacific Technology Ltd.(b)	112,451	1,288,674
Bank of East Asia Ltd.	408,574	1,032,847
BOC Hong Kong Holdings Ltd.	1,289,728	4,350,965
CK Asset Holdings Ltd.	893,799	6,070,455
CK Hutchison Holdings Ltd.	925,591	8,063,092
CK Infrastructure Holdings Ltd.	214,818	1,448,030
CLP Holdings Ltd.	571,188	5,882,791
Dairy Farm International Holdings Ltd.	130,600	935,096
Galaxy Entertainment Group Ltd.	738,232	4,632,546
Hang Lung Properties Ltd.	666,417	1,506,162
Hang Seng Bank Ltd.	264,421	5,517,483
Henderson Land Development Co. Ltd.	513,275	2,389,488
HK Electric Investments & HK Electric Investments Ltd.(a)	1,004,179	961,862
HKT Trust & HKT Ltd.(a)	1,359,003	2,125,067
Hong Kong & China Gas Co. Ltd.	3,532,975	6,822,259
Hong Kong Exchanges & Clearing Ltd.	407,579	12,476,272
Hongkong Land Holdings Ltd.	417,900	2,281,734
Hysan Development Co. Ltd.	204,774	829,240
Jardine Matheson Holdings Ltd.	78,157	4,249,396
Jardine Strategic Holdings Ltd.	79,487	2,511,789
Kerry Properties Ltd.	221,989	748,892
Link REIT	734,478	8,243,720

[815182.PARTF]133

Melco Resorts & Entertainment Ltd., ADR	82,865	1,723,592
MTR Corp. Ltd.	513,658	2,974,347
New World Development Co. Ltd.	2,151,198	2,683,373
NWS Holdings Ltd.	514,475	885,849
PCCW Ltd.	1,293,615	701,222
Power Assets Holdings Ltd.	508,877	3,388,013
Shangri-La Asia Ltd.	474,272	495,420
Sino Land Co. Ltd.	1,027,553	1,467,858
SJM Holdings Ltd.(b)	677,246	640,069
Sun Hung Kai Properties Ltd.	546,403	7,742,637
Swire Pacific Ltd., Class A	176,870	1,731,388
Swire Properties Ltd.	408,304	1,340,981
Techtronic Industries Co. Ltd.	470,904	3,255,318
Vitasoy International Holdings Ltd.(b)	288,632	1,343,690
WH Group Ltd., 144A	3,317,058	2,669,588
Wharf Holdings Ltd.	446,447	977,122
Wharf Real Estate Investment Co. Ltd.	408,743	2,213,043
Wheelock & Co. Ltd.	292,516	1,699,416
Yue Yuen Industrial Holdings Ltd.	242,881	621,112

		163,631,807

Ireland - 0.9%
AerCap Holdings NV*	43,241	2,318,582
AIB Group PLC	282,016	713,505
Bank of Ireland Group PLC	324,353	1,234,135
CRH PLC	280,961	9,350,174
DCC PLC	33,697	2,863,618
Experian PLC	316,707	9,703,602
Flutter Entertainment PLC	26,493	2,179,128
James Hardie Industries PLC CDI	152,548	2,316,640
Kerry Group PLC, Class A	55,185	6,568,516
Kingspan Group PLC	52,491	2,396,454
Smurfit Kappa Group PLC	74,838	2,307,957

		41,952,311

Isle of Man - 0.0%
GVC Holdings PLC	188,314	1,441,295

Israel - 0.6%
Azrieli Group Ltd.	14,545	1,084,007
Bank Hapoalim BM*	399,318	2,926,317
Bank Leumi Le-Israel BM	534,936	3,644,694
Check Point Software Technologies Ltd.*	42,356	4,561,741
CyberArk Software Ltd.*	12,361	1,388,635
Elbit Systems Ltd.	8,559	1,320,570
Israel Chemicals Ltd.	241,624	1,089,761
Israel Discount Bank Ltd., Class A	407,027	1,694,098
Mizrahi Tefahot Bank Ltd.	49,399	1,136,348
Nice Ltd.*	21,413	3,274,733
Teva Pharmaceutical Industries Ltd., ADR*	380,044	2,622,304
Wix.com Ltd.*	16,259	2,280,325

		27,023,533

Italy - 2.0%
Assicurazioni Generali SpA	380,341	6,884,692
Atlantia SpA	173,747	4,233,512
Davide Campari-Milano SpA	191,930	1,798,271
Enel SpA	2,824,814	20,471,826
Eni SpA	878,148	13,202,969
Ferrari NV	43,002	6,767,830
FinecoBank Banca Fineco SpA	201,876	2,080,716
Intesa Sanpaolo SpA	5,195,844	11,382,162
Leonardo SpA	142,735	1,745,997
Mediobanca Banca di Credito Finanziario SpA	206,831	2,048,133
Moncler SpA	60,690	2,273,851
Pirelli & C SpA, 144A	151,284	785,620
Poste Italiane SpA, 144A	188,472	2,024,175
Prysmian SpA	81,609	1,785,328
Recordati SpA	34,216	1,498,940
Snam SpA	748,289	3,782,253
Telecom Italia SpA*	3,241,791	1,725,865
Telecom Italia SpA-RSP	2,271,061	1,156,402
Terna Rete Elettrica Nazionale SpA	491,049	3,081,618
UniCredit SpA	686,780	7,593,350

		96,323,510

Japan - 23.8%
ABC-Mart, Inc.(b)	11,100	709,455
Acom Co. Ltd.	123,200	434,885
Advantest Corp.	69,100	2,839,191
Aeon Co. Ltd.(b)	227,600	4,036,320
AEON Financial Service Co. Ltd.(b)	33,800	495,061
Aeon Mall Co. Ltd.	33,900	533,223
AGC, Inc.	62,100	1,791,655
Air Water, Inc.	46,000	781,569
Aisin Seiki Co. Ltd.	55,654	1,650,210
Ajinomoto Co., Inc.	157,747	2,876,227
Alfresa Holdings Corp.	69,000	1,562,056
Alps Alpine Co. Ltd.	69,056	1,205,807
Amada Holdings Co. Ltd.	110,300	1,149,359
ANA Holdings, Inc.(b)	34,100	1,165,823
Aozora Bank Ltd.	42,200	975,206
Asahi Group Holdings Ltd.	123,265	5,750,472
Asahi Intecc Co. Ltd.	68,200	1,524,044
Asahi Kasei Corp.	441,700	3,996,442
Astellas Pharma, Inc.	665,832	9,225,817
Bandai Namco Holdings, Inc.	69,500	4,088,813
Bank of Kyoto Ltd.	21,400	768,494
Benesse Holdings, Inc.	33,400	854,532
Bridgestone Corp.	197,876	7,549,220

[815182.PARTF]134

Brother Industries Ltd.	76,600	1,326,719
Calbee, Inc.	29,700	905,803
Canon, Inc.	345,686	8,984,224
Casio Computer Co. Ltd.	64,700	903,187
Central Japan Railway Co.	49,754	9,842,145
Chiba Bank Ltd.	204,300	1,019,240
Chubu Electric Power Co., Inc.	235,500	3,472,591
Chugai Pharmaceutical Co. Ltd.	77,400	5,537,158
Chugoku Electric Power Co., Inc.	107,500	1,373,159
Coca-Cola Bottlers Japan Holdings, Inc.	46,454	1,010,107
Concordia Financial Group Ltd.	368,115	1,264,762
Credit Saison Co. Ltd.	69,300	771,051
CyberAgent, Inc.	35,000	1,578,105
Dai Nippon Printing Co. Ltd.	87,600	1,895,726
Daicel Corp.	91,400	706,353
Daifuku Co. Ltd.	35,021	1,654,873
Dai-ichi Life Holdings, Inc.	366,938	5,001,424
Daiichi Sankyo Co. Ltd.	195,331	12,903,779
Daikin Industries Ltd.	85,788	10,623,063
Daito Trust Construction Co. Ltd.	24,613	3,169,444
Daiwa House Industry Co. Ltd.	194,536	6,101,510
Daiwa House REIT Investment Corp. REIT(b)	590	1,557,265
Daiwa Securities Group, Inc.	565,787	2,438,154
Denso Corp.	146,653	6,154,084
Dentsu, Inc.	73,900	2,525,128
Disco Corp.	9,800	1,780,393
East Japan Railway Co.	106,053	10,097,671
Eisai Co. Ltd.	89,752	4,587,503
Electric Power Development Co. Ltd.	50,032	1,159,493
FamilyMart UNY Holdings Co. Ltd.(b)	88,168	2,033,337
FANUC Corp.	66,717	11,589,987
Fast Retailing Co. Ltd.(b)	20,117	11,785,966
Fuji Electric Co. Ltd.	47,500	1,354,780
FUJIFILM Holdings Corp.	125,554	5,376,243
Fujitsu Ltd.	68,202	5,266,259
Fukuoka Financial Group, Inc.	58,400	1,004,897
GMO Payment Gateway, Inc.	16,700	1,293,745
Hakuhodo DY Holdings, Inc.	86,059	1,271,018
Hamamatsu Photonics KK	48,100	1,661,665
Hankyu Hanshin Holdings, Inc.	79,240	3,002,222
Hikari Tsushin, Inc.	7,300	1,711,018
Hino Motors Ltd.	119,600	941,174
Hirose Electric Co. Ltd.	12,466	1,416,338
Hisamitsu Pharmaceutical Co., Inc.	17,800	720,478
Hitachi Chemical Co. Ltd.	36,100	1,128,178
Hitachi Construction Machinery Co. Ltd.	34,600	739,323
Hitachi High-Technologies Corp.	27,100	1,464,244
Hitachi Ltd.	332,801	11,368,521
Hitachi Metals Ltd.	65,200	702,111
Honda Motor Co. Ltd.	572,899	13,608,609
Hoshizaki Corp.	18,100	1,301,680
Hoya Corp.	131,574	10,711,945
Hulic Co. Ltd.	110,900	1,058,527
Idemitsu Kosan Co. Ltd.	72,484	1,947,963
IHI Corp.	51,800	1,008,841
Iida Group Holdings Co. Ltd.	50,500	786,247
Inpex Corp.	359,317	3,108,320
Isetan Mitsukoshi Holdings Ltd.	109,800	832,014
Isuzu Motors Ltd.	199,200	2,143,226
ITOCHU Corp.	466,254	9,297,869
Itochu Techno-Solutions Corp.	33,400	920,555
J. Front Retailing Co. Ltd.(b)	88,000	995,679
Japan Airlines Co. Ltd.	39,573	1,236,342
Japan Airport Terminal Co. Ltd.	21,700	865,059
Japan Exchange Group, Inc.	173,878	2,752,980
Japan Post Bank Co. Ltd.	153,658	1,400,112
Japan Post Holdings Co. Ltd.	549,813	4,999,476
Japan Prime Realty Investment Corp. REIT	263	1,200,687
Japan Real Estate Investment Corp. REIT	446	2,968,156
Japan Retail Fund Investment Corp. REIT(b)	935	1,871,144
Japan Tobacco, Inc.	415,641	8,805,008
JFE Holdings, Inc.	168,885	1,976,830
JGC Corp.	94,000	1,092,766
JSR Corp.	64,400	1,053,581
JTEKT Corp.	71,500	775,338
JXTG Holdings, Inc.	1,101,928	4,554,587
Kajima Corp.	166,200	2,022,842
Kakaku.com, Inc.	55,800	1,397,692
Kamigumi Co. Ltd.	34,200	801,278
Kaneka Corp.	18,200	545,649
Kansai Electric Power Co., Inc.	242,167	2,946,306
Kansai Paint Co. Ltd.	55,900	1,163,410
Kao Corp.	168,404	12,164,845
Kawasaki Heavy Industries Ltd.	57,600	1,129,391
KDDI Corp.	611,633	16,322,112
Keihan Holdings Co. Ltd.	34,300	1,436,768
Keikyu Corp.	75,850	1,390,839
Keio Corp.	35,060	2,191,353
Keisei Electric Railway Co. Ltd.	41,828	1,645,795
Keyence Corp.	31,435	18,612,148
Kikkoman Corp.	50,382	2,266,917
Kintetsu Group Holdings Co. Ltd.	55,240	2,750,690
Kirin Holdings Co. Ltd.	286,123	5,651,895
Kobayashi Pharmaceutical Co. Ltd.	19,300	1,446,115
Kobe Steel Ltd.	113,728	593,075

[815182.PARTF]135

Koito Manufacturing Co. Ltd.	34,600	1,625,208
Komatsu Ltd.	315,673	6,706,584
Konami Holdings Corp.	33,866	1,534,944
Konica Minolta, Inc.	156,900	1,116,547
Kose Corp.	11,000	1,889,679
Kubota Corp.	362,081	5,197,661
Kuraray Co. Ltd.	110,000	1,254,954
Kurita Water Industries Ltd.	34,600	899,890
Kyocera Corp.	109,600	6,515,028
Kyowa Kirin Co. Ltd.	91,200	1,669,732
Kyushu Electric Power Co., Inc.	135,200	1,335,010
Kyushu Railway Co.	52,576	1,576,265
Lawson, Inc.(b)	17,500	868,123
LINE Corp.*(b)	24,647	865,377
Lion Corp.	80,800	1,570,594
LIXIL Group Corp.	103,800	1,701,095
M3, Inc.	156,842	3,329,211
Makita Corp.	78,700	2,315,033
Marubeni Corp.	539,600	3,444,277
Marui Group Co. Ltd.	70,196	1,397,511
Maruichi Steel Tube Ltd.	16,800	408,634
Mazda Motor Corp.	202,400	1,699,829
McDonald’s Holdings Co. Japan Ltd.	22,822	1,070,906
Mebuki Financial Group, Inc.	324,950	724,932
Medipal Holdings Corp.	57,600	1,223,732
MEIJI Holdings Co. Ltd.	38,590	2,680,794
Mercari, Inc.*	22,800	533,327
MINEBEA MITSUMI, Inc.	137,020	2,116,532
MISUMI Group, Inc.	98,100	2,223,606
Mitsubishi Chemical Holdings Corp.	411,700	2,825,920
Mitsubishi Corp.	467,825	11,383,514
Mitsubishi Electric Corp.	647,479	7,822,651
Mitsubishi Estate Co. Ltd.	407,151	7,795,408
Mitsubishi Gas Chemical Co., Inc.	64,300	773,525
Mitsubishi Heavy Industries Ltd.	110,899	4,167,259
Mitsubishi Materials Corp.	33,800	819,269
Mitsubishi Motors Corp.	256,600	1,072,438
Mitsubishi Tanabe Pharma Corp.	86,474	955,622
Mitsubishi UFJ Financial Group, Inc.	4,254,252	20,439,311
Mitsubishi UFJ Lease & Finance Co. Ltd.	139,100	751,573
Mitsui & Co. Ltd.	572,060	8,955,013
Mitsui Chemicals, Inc.	67,700	1,447,232
Mitsui Fudosan Co. Ltd.	307,026	7,358,104
Mitsui OSK Lines Ltd.	41,900	986,810
Mizuho Financial Group, Inc.	8,371,780	12,191,033
MonotaRO Co. Ltd.	49,600	1,219,048
MS&AD Insurance Group Holdings, Inc.(b)	160,721	5,109,002
Murata Manufacturing Co. Ltd.	197,777	8,301,291
Nabtesco Corp.	43,225	1,243,021
Nagoya Railroad Co. Ltd.	63,440	1,890,032
NEC Corp.	88,659	3,797,227
Nexon Co. Ltd.*	171,145	2,302,125
NGK Insulators Ltd.	100,100	1,343,649
NGK Spark Plug Co. Ltd.	59,300	1,023,732
NH Foods Ltd.	27,896	1,071,358
Nidec Corp.	76,773	10,012,613
Nikon Corp.	110,200	1,364,080
Nintendo Co. Ltd.	39,071	14,817,815
Nippon Building Fund, Inc. REIT	440	3,230,574
Nippon Electric Glass Co. Ltd.	28,000	581,164
Nippon Express Co. Ltd.	30,800	1,591,679
Nippon Paint Holdings Co. Ltd.	46,742	2,213,134
Nippon Prologis REIT, Inc. REIT	686	1,858,435
Nippon Steel Corp.	278,609	3,897,143
Nippon Telegraph & Telephone Corp.	223,151	10,704,358
Nippon Yusen KK	50,300	750,937
Nissan Chemical Corp.	39,749	1,681,854
Nissan Motor Co. Ltd.	794,842	4,911,134
Nisshin Seifun Group, Inc.	63,200	1,188,625
Nissin Foods Holdings Co. Ltd.	21,000	1,456,865
Nitori Holdings Co. Ltd.	27,601	3,981,600
Nitto Denko Corp.	55,924	2,603,663
Nomura Holdings, Inc.	1,160,954	4,678,349
Nomura Real Estate Holdings, Inc.	41,136	872,013
Nomura Real Estate Master Fund, Inc. REIT	1,311	2,289,175
Nomura Research Institute Ltd.	119,243	2,371,727
NSK Ltd.	129,400	1,037,782
NTT Data Corp.	214,434	2,767,346
NTT DOCOMO, Inc.	460,989	11,638,090
Obayashi Corp.	226,400	2,086,371
Obic Co. Ltd.	21,700	2,481,809
Odakyu Electric Railway Co. Ltd.	100,450	2,278,764
Oji Holdings Corp.	318,568	1,484,362
Olympus Corp.	413,616	4,843,397
Omron Corp.	64,892	3,212,989
Ono Pharmaceutical Co. Ltd.	125,906	2,325,886
Oracle Corp.	12,800	1,102,462
Oriental Land Co. Ltd.	69,100	10,062,381
ORIX Corp.	454,846	6,717,686
Osaka Gas Co. Ltd.	128,800	2,305,997
Otsuka Corp.	35,000	1,299,713
Otsuka Holdings Co. Ltd.	136,067	5,595,865
Pan Pacific International Holdings Corp.	163,672	2,559,036
Panasonic Corp.	747,385	5,769,572
Park24 Co. Ltd.	43,500	892,234
PeptiDream, Inc.*	34,300	1,798,381
Persol Holdings Co. Ltd.	71,100	1,443,617

[815182.PARTF]136

Pigeon Corp.	38,700	1,406,147
Pola Orbis Holdings, Inc.	34,300	815,567
Rakuten, Inc.	284,286	2,678,687
Recruit Holdings Co. Ltd.	409,053	12,394,612
Renesas Electronics Corp.*	240,100	1,500,696
Resona Holdings, Inc.	730,125	2,865,931
Ricoh Co. Ltd.	237,800	2,200,380
Rinnai Corp.	11,300	709,474
Rohm Co. Ltd.	35,000	2,497,294
Ryohin Keikaku Co. Ltd.(b)	90,000	1,551,184
Sankyo Co. Ltd.	20,900	722,996
Santen Pharmaceutical Co. Ltd.	126,151	2,209,884
SBI Holdings, Inc.	80,025	1,600,726
Secom Co. Ltd.	72,400	6,177,188
Sega Sammy Holdings, Inc.	59,600	816,846
Seibu Holdings, Inc.	79,200	1,344,167
Seiko Epson Corp.	107,359	1,427,950
Sekisui Chemical Co. Ltd.	131,000	1,887,899
Sekisui House Ltd.	217,151	3,854,080
Seven & i Holdings Co. Ltd.	259,176	9,165,757
Seven Bank Ltd.	185,800	486,209
SG Holdings Co. Ltd.	55,400	1,482,583
Sharp Corp.	73,673	760,066
Shimadzu Corp.	77,400	1,924,891
Shimamura Co. Ltd.	10,300	804,725
Shimano, Inc.	24,294	3,491,970
Shimizu Corp.	185,700	1,548,738
Shin-Etsu Chemical Co. Ltd.	125,404	12,648,410
Shinsei Bank Ltd.	48,400	662,433
Shionogi & Co. Ltd.	91,995	4,931,628
Shiseido Co. Ltd.	137,657	11,260,313
Shizuoka Bank Ltd.	188,800	1,276,024
Showa Denko KK	49,700	1,282,792
SMC Corp.	19,682	7,436,678
Softbank Corp.	578,500	8,116,480
SoftBank Group Corp.	575,528	26,134,015
Sohgo Security Services Co. Ltd.	24,600	1,241,173
Sompo Holdings, Inc.	116,835	4,667,461
Sony Corp.	443,216	25,207,428
Sony Financial Holdings, Inc.	61,800	1,427,563
Stanley Electric Co. Ltd.	42,900	1,066,493
Subaru Corp.	215,734	5,779,441
SUMCO Corp.	78,400	971,928
Sumitomo Chemical Co. Ltd.	507,322	2,220,593
Sumitomo Corp.	410,776	6,157,677
Sumitomo Dainippon Pharma Co. Ltd.	58,800	1,027,277
Sumitomo Electric Industries Ltd.	251,500	2,961,609
Sumitomo Heavy Industries Ltd.	35,000	1,006,495
Sumitomo Metal Mining Co. Ltd.	81,900	2,306,244
Sumitomo Mitsui Financial Group, Inc.	460,915	15,115,808
Sumitomo Mitsui Trust Holdings, Inc.	110,281	3,604,232
Sumitomo Realty & Development Co. Ltd.	115,003	4,324,723
Sumitomo Rubber Industries Ltd.	52,500	592,531
Sundrug Co. Ltd.	31,000	964,419
Suntory Beverage & Food Ltd.	46,600	2,009,018
Suzuken Co. Ltd.	25,110	1,349,631
Suzuki Motor Corp.	128,426	4,954,015
Sysmex Corp.	61,607	3,932,966
T&D Holdings, Inc.	196,500	1,913,487
Taiheiyo Cement Corp.	41,100	1,037,607
Taisei Corp.	71,915	2,545,304
Taisho Pharmaceutical Holdings Co. Ltd.	14,734	1,026,325
Taiyo Nippon Sanso Corp.	43,300	858,378
Takeda Pharmaceutical Co. Ltd.	520,711	17,596,390
TDK Corp.	44,224	3,521,768
Teijin Ltd.	59,704	1,073,419
Terumo Corp.	222,244	6,458,015
THK Co. Ltd.	41,428	962,435
Tobu Railway Co. Ltd.	65,279	2,003,196
Toho Co. Ltd.	34,200	1,450,285
Toho Gas Co. Ltd.	30,928	1,200,904
Tohoku Electric Power Co., Inc.	145,613	1,455,650
Tokio Marine Holdings, Inc.	223,750	11,525,015
Tokyo Century Corp.	16,800	676,839
Tokyo Electric Power Co. Holdings, Inc.*	523,200	2,492,015
Tokyo Electron Ltd.	54,164	9,689,715
Tokyo Gas Co. Ltd.	126,380	3,194,743
Tokyu Corp.	174,710	3,123,022
Tokyu Fudosan Holdings Corp.	180,700	1,120,923
Toppan Printing Co. Ltd.	84,789	1,351,229
Toray Industries, Inc.	460,943	3,287,150
Toshiba Corp.	178,416	5,542,173
Tosoh Corp.	91,040	1,168,904
TOTO Ltd.	45,115	1,632,863
Toyo Seikan Group Holdings Ltd.	50,600	737,316
Toyo Suisan Kaisha Ltd.	34,300	1,396,409
Toyoda Gosei Co. Ltd.	27,700	515,488
Toyota Industries Corp.	48,300	2,655,170
Toyota Motor Corp.	793,764	52,003,553
Toyota Tsusho Corp.	70,911	2,199,386
Trend Micro, Inc.	41,376	2,005,802
Tsuruha Holdings, Inc.	11,900	1,297,143
Unicharm Corp.	137,900	4,238,184
United Urban Investment Corp. REIT	1,001	1,876,963
USS Co. Ltd.	71,200	1,345,786

[815182.PARTF]137

Welcia Holdings Co. Ltd.(b)	19,000	992,611
West Japan Railway Co.	56,506	4,760,472
Yahoo Japan Corp.	943,200	2,361,662
Yakult Honsha Co. Ltd.	41,579	2,395,289
Yamada Denki Co. Ltd.	219,500	1,033,087
Yamaha Corp.	47,881	2,066,498
Yamaha Motor Co. Ltd.	98,374	1,609,394
Yamato Holdings Co. Ltd.	109,071	1,888,093
Yamazaki Baking Co. Ltd.	44,400	771,520
Yaskawa Electric Corp.	86,020	2,890,680
Yokogawa Electric Corp.	79,344	1,441,464
Yokohama Rubber Co. Ltd.	34,304	659,699
ZOZO, Inc.	68,897	1,376,189

		1,136,582,776

Luxembourg - 0.3%
ArcelorMittal	232,644	3,347,462
Aroundtown SA	315,975	2,627,464
Eurofins Scientific SE(b)	3,908	1,788,476
Millicom International Cellular SA SDR	21,647	1,102,790
RTL Group SA(b)	12,432	579,055
SES SA	125,139	2,015,563
Tenaris SA	161,659	1,761,435

		13,222,245

Macau - 0.1%
MGM China Holdings Ltd.	324,930	486,541
Sands China Ltd.	822,690	3,735,493
Wynn Macau Ltd.	542,412	1,084,769

		5,306,803

Mexico - 0.0%
Fresnillo PLC	75,338	678,735

Netherlands - 4.5%
ABN AMRO Bank NV, 144A	154,797	2,753,550
Adyen NV, 144A*	3,711	2,686,967
Aegon NV	613,383	2,334,544
Akzo Nobel NV	78,186	7,000,749
ASML Holding NV	148,350	32,975,688
EXOR NV	37,001	2,500,958
Heineken Holding NV	38,857	3,841,388
Heineken NV	90,114	9,583,098
ING Groep NV	1,335,346	12,763,832
Koninklijke Ahold Delhaize NV	408,135	9,547,624
Koninklijke DSM NV	62,342	7,749,276
Koninklijke KPN NV	1,262,376	3,995,756
Koninklijke Philips NV	320,041	15,084,427
Koninklijke Vopak NV	23,107	1,101,161
NN Group NV	104,617	3,502,273
NXP Semiconductors NV	98,474	10,058,134
QIAGEN NV*	81,627	2,835,803
Randstad NV	42,460	1,980,959
Royal Dutch Shell PLC, Class A	1,513,047	41,893,713
Royal Dutch Shell PLC, Class B	1,299,783	35,822,728
Wolters Kluwer NV	96,624	6,957,876

		216,970,504

New Zealand - 0.2%
a2 Milk Co. Ltd.*	251,920	2,293,718
Auckland International Airport Ltd.	333,831	2,023,537
Fisher & Paykel Healthcare Corp. Ltd.	191,395	2,007,957
Fletcher Building Ltd.	302,607	846,587
Meridian Energy Ltd.	436,675	1,370,242
Ryman Healthcare Ltd.	120,740	990,539
Spark New Zealand Ltd.	628,925	1,751,583

		11,284,163

Norway - 0.6%
Aker BP ASA	37,909	1,005,948
DNB ASA	333,957	5,383,802
Equinor ASA	342,418	5,854,648
Gjensidige Forsikring ASA	65,445	1,263,696
Mowi ASA	154,062	3,685,775
Norsk Hydro ASA	469,262	1,485,208
Orkla ASA	276,266	2,532,181
Schibsted ASA, Class B	31,649	916,939
Telenor ASA	250,808	5,149,818
Yara International ASA	63,274	2,744,915

		30,022,930

Portugal - 0.2%
EDP - Energias de Portugal SA	906,915	3,426,812
Galp Energia SGPS SA	171,841	2,466,538
Jeronimo Martins SGPS SA	93,480	1,542,116

		7,435,466

Russia - 0.0%
Evraz PLC	175,924	1,062,402

Singapore - 1.3%
Ascendas Real Estate Investment Trust REIT	802,200	1,780,419
CapitaLand Commercial Trust REIT	945,380	1,451,025
CapitaLand Ltd.	916,200	2,290,913
CapitaLand Mall Trust REIT	795,200	1,518,487
City Developments Ltd.	161,600	1,115,567
ComfortDelGro Corp. Ltd.	717,200	1,266,179
DBS Group Holdings Ltd.	633,595	11,199,485
Genting Singapore Ltd.	2,083,778	1,336,381
Golden Agri-Resources Ltd.	2,401,300	458,544
Jardine Cycle & Carriage Ltd.	33,900	752,383
Keppel Corp. Ltd.	507,000	2,133,583
Oversea-Chinese Banking Corp. Ltd.	1,097,512	8,422,629
SATS Ltd.	264,200	913,824
Sembcorp Industries Ltd.	337,300	503,124
Singapore Airlines Ltd.	186,300	1,185,393
Singapore Exchange Ltd.	297,500	1,757,881

[815182.PARTF]138

Singapore Press Holdings Ltd.	441,211	632,686
Singapore Technologies Engineering Ltd.	514,900	1,461,867
Singapore Telecommunications Ltd.	2,848,689	6,507,184
Suntec Real Estate Investment Trust REIT	793,700	1,103,831
United Overseas Bank Ltd.	435,654	7,835,650
UOL Group Ltd.	175,881	931,526
Venture Corp. Ltd.	102,700	1,123,391
Wilmar International Ltd.	657,366	1,804,766

		59,486,718

South Africa - 0.0%
Investec PLC	230,723	1,185,863

Spain - 2.8%
ACS Actividades de Construccion y Servicios SA	94,384	3,565,297
Aena SME SA, 144A	23,688	4,269,628
Amadeus IT Group SA	151,321	11,269,130
Banco Bilbao Vizcaya Argentaria SA	2,276,022	10,778,808
Banco de Sabadell SA	1,915,400	1,639,469
Banco Santander SA	5,658,055	21,391,606
Bankia SA	386,447	701,221
Bankinter SA	244,942	1,426,241
CaixaBank SA	1,214,679	2,751,423
Cellnex Telecom SA, 144A*	67,891	2,716,010
Enagas SA	79,300	1,730,457
Endesa SA(b)	116,830	3,000,757
Ferrovial SA	170,549	4,849,125
Grifols SA	103,739	3,283,616
Iberdrola SA(b)	2,067,879	21,254,330
Industria de Diseno Textil SA	375,819	11,614,803
Mapfre SA	378,693	985,569
Naturgy Energy Group SA	105,570	2,761,438
Red Electrica Corp. SA	148,569	2,959,539
Repsol SA	501,736	7,289,949
Siemens Gamesa Renewable Energy SA	78,108	1,063,186
Telefonica SA	1,608,291	11,137,607

		132,439,209

Sweden - 2.3%
Alfa Laval AB	111,272	2,048,657
Assa Abloy AB, Class B	348,225	7,269,877
Atlas Copco AB, Class A	230,752	6,891,067
Atlas Copco AB, Class B	134,202	3,575,657
Boliden AB	93,574	2,068,903
Electrolux AB, Series B	83,027	1,856,860
Epiroc AB, Class A	238,784	2,474,294
Epiroc AB, Class B	124,042	1,229,216
Essity AB, Class B	209,107	6,521,644
Hennes & Mauritz AB, Class B(b)	283,799	5,435,603
Hexagon AB, Class B	89,810	3,989,664
Husqvarna AB, Class B	156,558	1,213,906
ICA Gruppen AB(b)	33,593	1,647,365
Industrivarden AB, Class C	53,541	1,119,955
Investor AB, Class B	157,570	7,388,314
Kinnevik AB, Class B	83,469	2,274,112
L E Lundbergforetagen AB, Class B	24,251	908,302
Lundin Petroleum AB	64,855	1,970,499
Sandvik AB	386,103	5,537,029
Securitas AB, Class B	99,603	1,491,307
Skandinaviska Enskilda Banken AB, Class A	573,305	4,927,737
Skanska AB, Class B	114,898	2,152,878
SKF AB, Class B	124,131	2,002,735
Svenska Handelsbanken AB, Class A	533,654	4,696,758
Swedbank AB, Class A	318,123	4,087,289
Swedish Match AB	64,602	2,534,147
Tele2 AB, Class B(b)	171,077	2,413,291
Telefonaktiebolaget LM Ericsson, Class B	1,056,687	8,232,009
Telia Co. AB	996,814	4,363,185
Volvo AB, Class B	509,316	7,031,562

		109,353,822

Switzerland - 9.7%
ABB Ltd.	632,895	11,989,675
Adecco Group AG	53,270	2,801,956
Alcon, Inc.*	143,440	8,739,007
Baloise Holding AG	16,739	2,853,114
Barry Callebaut AG	776	1,586,890
Chocoladefabriken Lindt & Spruengli AG	38	3,125,234
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	350	2,590,301
Cie Financiere Richemont SA	179,942	13,962,663
Clariant AG*	70,138	1,291,149
Coca-Cola HBC AG*	70,467	2,340,820
Credit Suisse Group AG*	877,736	10,256,142
Dufry AG*	13,301	1,078,325
EMS-Chemie Holding AG	2,985	1,774,865
Geberit AG	12,946	5,887,340
Givaudan SA	3,209	8,676,215
Glencore PLC*	3,808,991	10,982,122
Julius Baer Group Ltd.*	78,325	3,096,597
Kuehne + Nagel International AG	18,342	2,669,528
LafargeHolcim Ltd.*	167,396	7,910,190
Lonza Group AG*	25,705	9,084,728
Nestle SA	1,065,545	119,500,374
Novartis AG	745,811	67,072,126
Pargesa Holding SA	11,188	817,835
Partners Group Holding AG	6,486	5,259,574
Roche Holding AG	243,938	66,693,228
Schindler Holding AG	6,798	1,541,269
[815182.PARTF]139

Schindler Holding AG Participation Certificates	14,382	3,283,993
SGS SA	1,826	4,483,132
Sika AG	43,920	6,305,665
Sonova Holding AG	19,657	4,561,973
STMicroelectronics NV	232,786	4,125,479
Straumann Holding AG	3,526	2,763,087
Swatch Group AG - Bearer	10,102	2,736,394
Swatch Group AG - Registered	18,432	941,387
Swiss Life Holding AG	11,933	5,658,153
Swiss Prime Site AG*	27,151	2,702,070
Swiss Re AG	105,906	10,182,384
Swisscom AG	9,132	4,558,849
Temenos AG*	22,334	3,741,326
UBS Group AG*	1,323,774	13,976,700
Vifor Pharma AG(b)	15,960	2,530,057
Zurich Insurance Group AG	52,626	18,726,827

		464,858,743

United Arab Emirates - 0.0%
NMC Health PLC(b)	31,779	967,491

United Kingdom - 14.1%
3i Group PLC	334,041	4,456,850
Admiral Group PLC	60,867	1,590,133
Anglo American PLC	361,435	7,802,834
Ashtead Group PLC	162,877	4,500,870
Associated British Foods PLC	119,971	3,315,225
AstraZeneca PLC	455,553	40,564,947
Auto Trader Group PLC, 144A	337,782	2,184,948
Aviva PLC	1,330,495	5,732,694
BAE Systems PLC	1,146,159	7,609,197
Barclays PLC	6,068,225	10,086,302
Barratt Developments PLC	345,075	2,655,369
Berkeley Group Holdings PLC	42,139	2,008,433
BP PLC	7,044,446	42,875,592
British American Tobacco PLC	798,677	27,988,734
British Land Co. PLC REIT	324,371	2,012,155
BT Group PLC	2,911,977	5,869,117
Bunzl PLC	116,954	2,864,695
Burberry Group PLC	141,479	3,725,365
Centrica PLC	1,903,563	1,614,432
CNH Industrial NV	347,563	3,571,601
Coca-Cola European Partners PLC	81,545	4,594,245
Compass Group PLC	548,615	13,905,178
Croda International PLC	43,902	2,511,808
Diageo PLC	827,215	35,264,694
Direct Line Insurance Group PLC	485,193	1,671,375
easyJet PLC	57,074	669,059
Ferguson PLC	80,697	5,934,736
Fiat Chrysler Automobiles NV	382,312	4,974,095
G4S PLC	565,854	1,197,357
GlaxoSmithKline PLC	1,729,080	36,011,147
Halma PLC	132,751	3,170,865
Hargreaves Lansdown PLC	97,938	2,238,033
HSBC Holdings PLC	7,034,576	50,621,947
Imperial Brands PLC	328,833	8,500,642
Informa PLC	430,976	4,562,385
InterContinental Hotels Group PLC	59,026	3,680,924
Intertek Group PLC	55,155	3,642,875
ITV PLC	1,271,098	1,793,368
J Sainsbury PLC	603,003	1,438,854
John Wood Group PLC	236,316	1,083,774
Johnson Matthey PLC	67,168	2,378,346
Kingfisher PLC	720,675	1,705,167
Land Securities Group PLC REIT	225,459	2,127,223
Legal & General Group PLC	2,042,331	5,457,303
Lloyds Banking Group PLC	24,595,139	14,912,820
London Stock Exchange Group PLC	108,264	9,160,904
Marks & Spencer Group PLC	717,697	1,678,909
Meggitt PLC	265,994	2,003,466
Melrose Industries PLC	1,694,015	3,729,885
Merlin Entertainments PLC, 144A	247,878	1,362,410
Micro Focus International PLC	122,370	1,651,003
Mondi PLC	163,942	3,185,772
National Grid PLC	1,170,383	12,226,099
Next PLC	48,507	3,503,627
Ocado Group PLC*	155,550	2,452,037
Pearson PLC	266,401	2,695,042
Persimmon PLC	118,185	2,735,940
Prudential PLC	890,031	14,815,313
Reckitt Benckiser Group PLC	244,107	19,006,928
RELX PLC	679,003	16,247,451
Rentokil Initial PLC	661,651	3,624,550
Rio Tinto Ltd.	128,070	7,553,666
Rio Tinto PLC	392,820	19,833,938
Rolls-Royce Holdings PLC*	613,346	5,755,621
Royal Bank of Scotland Group PLC	1,680,583	3,792,332
RSA Insurance Group PLC	352,955	2,247,878
Sage Group PLC	368,802	3,144,003
Schroders PLC	40,794	1,355,122
Segro PLC REIT	383,075	3,659,090
Severn Trent PLC	76,194	1,920,085
Smith & Nephew PLC	303,866	7,265,479
Smiths Group PLC	137,517	2,793,588
Spirax-Sarco Engineering PLC	26,136	2,552,136
SSE PLC	348,856	4,885,861
St James’s Place PLC	181,366	2,025,459
Standard Chartered PLC	967,248	7,320,619
Standard Life Aberdeen PLC	900,191	2,730,716
Taylor Wimpey PLC	1,190,719	2,114,623
Tesco PLC	3,367,006	8,980,573
Unilever NV	506,706	31,431,191
Unilever PLC	384,324	24,298,879

[815182.PARTF]140

United Utilities Group PLC	236,985	2,347,280
Vodafone Group PLC	9,354,948	17,671,142
Weir Group PLC	92,451	1,647,482
Whitbread PLC	45,141	2,401,985
Wm Morrison Supermarkets PLC	880,069	1,955,407
WPP PLC	433,088	5,112,779

		673,953,983

United States(d) - 0.1%
Carnival PLC	57,302	2,404,123

TOTAL COMMON STOCKS (Cost $4,853,931,528)		4,623,262,254

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG	17,808	957,066
FUCHS PETROLUB SE	27,171	949,024
Henkel AG & Co. KGaA	60,130	6,020,428
Porsche Automobil Holding SE	52,303	3,280,018
Sartorius AG	12,232	2,445,389
Volkswagen AG	63,398	10,179,901

		23,831,826

TOTAL PREFERRED STOCKS (Cost $32,318,928)		23,831,826

SECURITIES LENDING COLLATERAL - 0.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04%(e)(f) (Cost $43,657,410)	43,657,410	43,657,410

CASH EQUIVALENTS - 2.3%
DWS ESG Liquidity Fund “Capital Shares”, 2.31%(e)	35,884,197	35,891,374
DWS Government Money Market Series “Institutional Shares”, 2.09%(e)	76,411,883	76,411,883

TOTAL CASH EQUIVALENTS (Cost $112,296,080)		112,303,257

TOTAL INVESTMENTS - 100.4% (Cost $5,042,203,946)		$4,803,054,747
Other assets and liabilities, net - (0.4%)		(20,704,504)

NET ASSETS - 100.0%		$4,782,350,243

[815182.PARTF]141

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG(c)
4,581,152	26,132	—		—	284,409	—	—	677,242	4,891,693
SECURITIES LENDING COLLATERAL — 0.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04%(e)(f)
98,060,983	—	(54,403,573	)(g)	—	—	298,661	—	43,657,410	43,657,410
CASH EQUIVALENTS — 2.3%
DWS ESG Liquidity Fund “Capital Shares”, 2.31%(e)
50,653,027	231,170	(15,003,000)		3,000	7,177	245,475	—	35,884,197	35,891,374
DWS Government Money Market Series “Institutional Shares”, 2.09%(e)
36,831,101	470,995,092	(431,414,310)		—	—	419,675	—	76,411,883	76,411,883

190,126,263	471,252,394	(500,820,883)		3,000	291,586	963,811	—	156,630,732	160,852,360

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2019 amounted to $51,670,724, which is 1.1% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Securities are listed in country of domicile and trade on exchanges within the MSCI EAFE US Dollar Hedged Index.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $13,048,378.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2019.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[815182.PARTF]142

At August 31, 2019 the Xtrackers MSCI EAFE Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$839,073,779	18.1%
Industrials	682,963,769	14.7
Consumer Staples	577,620,558	12.4
Health Care	550,915,398	11.9
Consumer Discretionary	522,529,109	11.2
Materials	323,670,733	6.9
Information Technology	311,306,822	6.7
Communication Services	257,780,492	5.6
Energy	232,630,432	5.0
Utilities	179,562,765	3.9
Real Estate	169,040,223	3.6

Total	$4,647,094,080	100.0%

At August 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(h)
AMSTERDAM Index Futures	EUR	50	$6,025,900	$6,133,473	9/20/2019	$206,999
CAC40 10 EURO Futures	EUR	250	14,774,880	15,051,501	9/20/2019	516,114
DAX Index Futures	EUR	38	12,971,130	12,437,821	9/20/2019	(298,331)
FTSE/MIB Index Futures	EUR	33	3,863,660	3,866,241	9/20/2019	68,893
FTSE 100 Index Futures	GBP	255	23,494,477	22,279,963	9/20/2019	(581,608)
HANG SENG Index Futures	HKD	30	4,898,314	4,899,622	9/27/2019	(1,725)
IBEX 35 Index Futures	EUR	35	3,374,582	3,383,730	9/20/2019	64,613
MSCI SING IX ETS	SGD	85	2,153,921	2,183,571	9/27/2019	28,183
OMXS30 Index Futures	SEK	205	3,273,003	3,289,203	9/20/2019	65,057
SPI 200 Futures	AUD	104	11,536,674	11,505,626	9/19/2019	158,504
SWISS MKT IX Futures	CHF	130	12,861,346	12,975,701	9/20/2019	(993)
TOPIX Index Futures	JPY	186	26,657,137	26,437,615	9/12/2019	(647,391)
Nikkei 225 Futures	JPY	25	2,417,812	2,430,343	9/12/2019	(37,995)

Total net unrealized depreciation						$(459,680)

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2019.

[815182.PARTF]143

As of August 31, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
JP Morgan & Chase Co.	9/5/2019	AUD	17,035,000	USD	11,755,002	$280,999	$—
JP Morgan & Chase Co.	9/5/2019	AUD	225,699,500	USD	155,745,971	3,725,037	—
RBC Capital Markets	9/5/2019	AUD	19,965,300	USD	13,774,560	326,840	—
The Bank of Nova Scotia	9/5/2019	AUD	246,311,342	USD	169,932,658	4,028,523	—
JP Morgan & Chase Co.	9/5/2019	CHF	14,759,000	USD	14,953,485	34,765	—
JP Morgan & Chase Co.	9/5/2019	CHF	111,372,100	USD	112,812,604	235,245	—
RBC Capital Markets	9/5/2019	CHF	129,496,900	USD	131,171,966	273,662	—
The Bank of New York Mellon	9/5/2019	CHF	54,357,200	USD	55,060,376	114,927	—
The Bank of Nova Scotia	9/5/2019	CHF	136,837,700	USD	138,604,913	286,368	—
JP Morgan & Chase Co.	9/5/2019	DKK	162,850,100	USD	24,351,005	337,985	—
RBC Capital Markets	9/5/2019	DKK	134,287,600	USD	20,074,685	273,341	—
The Bank of New York Mellon	9/5/2019	DKK	48,354,900	USD	7,230,499	100,339	—
The Bank of Nova Scotia	9/5/2019	DKK	204,677,000	USD	30,596,985	416,390	—
Goldman Sachs & Co.	9/5/2019	EUR	124,755,600	USD	139,271,039	2,103,885	—
JP Morgan & Chase Co.	9/5/2019	EUR	38,141,000	USD	42,578,171	642,640	—
JP Morgan & Chase Co.	9/5/2019	EUR	472,694,900	USD	527,693,424	7,971,553	—
RBC Capital Markets	9/5/2019	EUR	363,970,500	USD	406,225,655	6,044,842	—
The Bank of New York Mellon	9/5/2019	EUR	24,052,900	USD	26,851,888	406,038	—
The Bank of Nova Scotia	9/5/2019	EUR	322,009,000	USD	359,387,805	5,343,113	—
JP Morgan & Chase Co.	9/5/2019	GBP	192,298,500	USD	235,835,457	1,793,591	—
JP Morgan & Chase Co.	9/5/2019	GBP	31,731,000	USD	38,914,518	295,483	—
JP Morgan & Chase Co.	9/5/2019	GBP	6,060,000	USD	7,349,598	—	(25,882)
RBC Capital Markets	9/5/2019	GBP	167,285,400	USD	205,129,707	1,530,682	—
The Bank of New York Mellon	9/5/2019	GBP	101,599,200	USD	124,601,767	947,831	—
The Bank of Nova Scotia	9/5/2019	GBP	164,594,100	USD	201,829,400	1,505,891	—
JP Morgan & Chase Co.	9/5/2019	HKD	446,735,900	USD	57,091,185	112,854	—
RBC Capital Markets	9/5/2019	HKD	429,988,600	USD	54,948,513	106,194	—
The Bank of New York Mellon	9/5/2019	HKD	40,434,400	USD	5,167,254	10,102	—
The Bank of Nova Scotia	9/5/2019	HKD	486,217,300	USD	62,130,679	116,746	—
Goldman Sachs & Co.	9/5/2019	ILS	7,419,500	USD	2,125,809	25,911	—
JP Morgan & Chase Co.	9/5/2019	ILS	11,898,100	USD	3,409,190	41,738	—
RBC Capital Markets	9/5/2019	ILS	12,560,200	USD	3,598,646	43,804	—
The Bank of Nova Scotia	9/5/2019	ILS	24,544,200	USD	7,031,312	84,706	—

[815182.PARTF]144

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
Goldman Sachs & Co.	9/5/2019	JPY	13,814,207,200	USD	127,537,342	$—	$(2,545,839)
JP Morgan & Chase Co.	9/5/2019	JPY	33,864,717,500	USD	312,653,189	—	(6,238,089)
JP Morgan & Chase Co.	9/5/2019	JPY	4,326,274,000	USD	39,941,523	—	(797,369)
RBC Capital Markets	9/5/2019	JPY	25,962,901,100	USD	239,648,331	—	(4,834,520)
The Bank of New York Mellon	9/5/2019	JPY	24,210,623,500	USD	223,524,013	—	(4,458,301)
The Bank of Nova Scotia	9/5/2019	JPY	23,330,786,900	USD	215,351,833	—	(4,345,391)
Goldman Sachs & Co.	9/5/2019	NOK	66,261,300	USD	7,552,064	279,418	—
JP Morgan & Chase Co.	9/5/2019	NOK	36,727,200	USD	4,186,006	154,936	—
RBC Capital Markets	9/5/2019	NOK	56,749,700	USD	6,467,571	238,890	—
The Bank of New York Mellon	9/5/2019	NOK	62,530,500	USD	7,126,966	263,801	—
The Bank of Nova Scotia	9/5/2019	NOK	66,588,000	USD	7,588,506	280,002	—
JP Morgan & Chase Co.	9/5/2019	NZD	715,500	USD	472,573	21,670	—
RBC Capital Markets	9/5/2019	NZD	6,064,800	USD	4,005,370	183,381	—
The Bank of Nova Scotia	9/5/2019	NZD	9,705,900	USD	6,409,873	293,292	—
JP Morgan & Chase Co.	9/5/2019	SEK	383,218,000	USD	40,046,578	987,672	—
RBC Capital Markets	9/5/2019	SEK	242,084,700	USD	25,292,110	617,999	—
The Bank of New York Mellon	9/5/2019	SEK	143,831,100	USD	15,030,703	370,939	—
The Bank of Nova Scotia	9/5/2019	SEK	390,260,800	USD	40,771,721	994,988	—
Goldman Sachs & Co.	9/5/2019	SGD	5,802,000	USD	4,240,825	59,713	—
JP Morgan & Chase Co.	9/5/2019	SGD	38,780,200	USD	28,347,768	401,481	—
RBC Capital Markets	9/5/2019	SGD	33,514,500	USD	24,499,620	347,970	—
The Bank of Nova Scotia	9/5/2019	SGD	7,720,400	USD	5,643,526	79,952	—
JP Morgan & Chase Co.	9/5/2019	USD	163,554,021	AUD	242,734,500	—	(59,084)
RBC Capital Markets	9/5/2019	USD	13,452,559	AUD	19,965,300	—	(4,840)
The Bank of Nova Scotia	9/5/2019	USD	165,952,267	AUD	246,311,342	—	(48,132)
JP Morgan & Chase Co.	9/5/2019	USD	127,497,619	CHF	126,131,100	—	(1,540)
RBC Capital Markets	9/5/2019	USD	130,877,659	CHF	129,496,900	20,644	—
The Bank of New York Mellon	9/5/2019	USD	54,946,224	CHF	54,357,200	—	(775)
The Bank of Nova Scotia	9/5/2019	USD	138,296,731	CHF	136,837,700	21,815	—
JP Morgan & Chase Co.	9/5/2019	USD	24,056,263	DKK	162,850,100	—	(43,243)
RBC Capital Markets	9/5/2019	USD	19,833,929	DKK	134,287,600	—	(32,585)
The Bank of New York Mellon	9/5/2019	USD	7,143,053	DKK	48,354,900	—	(12,894)
The Bank of Nova Scotia	9/5/2019	USD	30,230,260	DKK	204,677,000	—	(49,665)
JP Morgan & Chase Co.	9/5/2019	USD	562,641,812	EUR	510,835,900	—	(984,409)
RBC Capital Markets	9/5/2019	USD	400,822,513	EUR	363,970,500	—	(641,700)
RBC Capital Markets	9/5/2019	USD	137,387,105	EUR	124,755,600	—	(219,951)
The Bank of New York Mellon	9/5/2019	USD	26,492,345	EUR	24,052,900	—	(46,496)

[815182.PARTF]145

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
The Bank of Nova Scotia	9/5/2019	USD	354,612,411	EUR	322,009,000	$—	$(567,719)
JP Morgan & Chase Co.	9/5/2019	USD	280,237,507	GBP	230,089,500	—	(201,126)
RBC Capital Markets	9/5/2019	USD	203,728,524	GBP	167,285,400	—	(129,499)
The Bank of New York Mellon	9/5/2019	USD	123,743,254	GBP	101,599,200	—	(89,318)
The Bank of Nova Scotia	9/5/2019	USD	200,450,925	GBP	164,594,100	—	(127,416)
JP Morgan & Chase Co.	9/5/2019	USD	57,018,391	HKD	446,735,900	—	(40,060)
RBC Capital Markets	9/5/2019	USD	54,878,034	HKD	429,988,600	—	(35,714)
The Bank of New York Mellon	9/5/2019	USD	5,160,740	HKD	40,434,400	—	(3,589)
The Bank of Nova Scotia	9/5/2019	USD	62,054,318	HKD	486,217,300	—	(40,384)
JP Morgan & Chase Co.	9/5/2019	USD	3,370,219	ILS	11,898,100	—	(2,767)
RBC Capital Markets	9/5/2019	USD	2,101,395	ILS	7,419,500	—	(1,496)
RBC Capital Markets	9/5/2019	USD	3,557,375	ILS	12,560,200	—	(2,532)
The Bank of Nova Scotia	9/5/2019	USD	6,951,554	ILS	24,544,200	—	(4,949)
JP Morgan & Chase Co.	9/5/2019	USD	359,848,333	JPY	38,190,991,500	—	(218,164)
RBC Capital Markets	9/5/2019	USD	244,598,437	JPY	25,962,901,100	—	(115,585)
RBC Capital Markets	9/5/2019	USD	130,144,681	JPY	13,814,207,200	—	(61,500)
The Bank of New York Mellon	9/5/2019	USD	228,122,336	JPY	24,210,623,500	—	(140,022)
The Bank of Nova Scotia	9/5/2019	USD	219,801,092	JPY	23,330,786,900	—	(103,867)
JP Morgan & Chase Co.	9/5/2019	USD	4,033,428	NOK	36,727,200	—	(2,358)
RBC Capital Markets	9/5/2019	USD	7,276,464	NOK	66,261,300	—	(3,818)
RBC Capital Markets	9/5/2019	USD	6,231,951	NOK	56,749,700	—	(3,270)
The Bank of New York Mellon	9/5/2019	USD	6,867,220	NOK	62,530,500	—	(4,055)
The Bank of Nova Scotia	9/5/2019	USD	7,312,340	NOK	66,588,000	—	(3,836)
JP Morgan & Chase Co.	9/5/2019	USD	451,297	NZD	715,500	—	(395)
RBC Capital Markets	9/5/2019	USD	3,825,360	NZD	6,064,800	—	(3,371)
The Bank of Nova Scotia	9/5/2019	USD	6,121,511	NZD	9,705,900	—	(4,930)
JP Morgan & Chase Co.	9/5/2019	USD	39,081,868	SEK	383,218,000	—	(22,962)
RBC Capital Markets	9/5/2019	USD	24,685,392	SEK	242,084,700	—	(11,280)
The Bank of New York Mellon	9/5/2019	USD	14,668,411	SEK	143,831,100	—	(8,647)
The Bank of Nova Scotia	9/5/2019	USD	39,794,918	SEK	390,260,800	—	(18,185)
JP Morgan & Chase Co.	9/5/2019	USD	27,956,927	SGD	38,780,200	—	(10,640)
RBC Capital Markets	9/5/2019	USD	24,159,818	SGD	33,514,500	—	(8,168)
RBC Capital Markets	9/5/2019	USD	4,182,526	SGD	5,802,000	—	(1,414)
The Bank of Nova Scotia	9/5/2019	USD	5,565,456	SGD	7,720,400	—	(1,882)
JP Morgan & Chase Co.	10/3/2019	AUD	242,734,500	USD	163,688,496	52,286	—
RBC Capital Markets	10/3/2019	AUD	19,965,300	USD	13,463,920	4,580	—
The Bank of Nova Scotia	10/3/2019	AUD	246,311,342	USD	166,088,969	41,480	—

[815182.PARTF]146

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
JP Morgan & Chase Co.	10/3/2019	CHF	126,131,100	USD	127,828,535	$2,173	$—
RBC Capital Markets	10/3/2019	CHF	129,496,900	USD	131,217,157	—	(20,243)
The Bank of New York Mellon	10/3/2019	CHF	54,357,200	USD	55,089,337	1,551	—
The Bank of Nova Scotia	10/3/2019	CHF	136,837,700	USD	138,654,068	—	(22,795)
JP Morgan & Chase Co.	10/3/2019	DKK	162,850,100	USD	24,111,924	43,167	—
JP Morgan & Chase Co.	10/3/2019	DKK	30,471,000	USD	4,511,611	8,088	—
RBC Capital Markets	10/3/2019	DKK	134,287,600	USD	19,879,439	32,135	—
The Bank of New York Mellon	10/3/2019	DKK	48,354,900	USD	7,159,552	12,843	—
The Bank of Nova Scotia	10/3/2019	DKK	204,677,000	USD	30,296,486	45,839	—
JP Morgan & Chase Co.	10/3/2019	EUR	510,835,900	USD	563,875,992	969,888	—
RBC Capital Markets	10/3/2019	EUR	124,755,600	USD	137,689,013	216,904	—
RBC Capital Markets	10/3/2019	EUR	363,970,500	USD	401,703,322	632,810	—
The Bank of New York Mellon	10/3/2019	EUR	24,052,900	USD	26,550,794	46,149	—
The Bank of Nova Scotia	10/3/2019	EUR	322,009,000	USD	355,391,673	559,854	—
JP Morgan & Chase Co.	10/3/2019	GBP	230,089,500	USD	280,585,862	200,704	—
RBC Capital Markets	10/3/2019	GBP	167,285,400	USD	203,979,452	126,850	—
The Bank of New York Mellon	10/3/2019	GBP	101,599,200	USD	123,897,684	89,741	—
The Bank of Nova Scotia	10/3/2019	GBP	164,594,100	USD	200,700,285	127,279	—
JP Morgan & Chase Co.	10/3/2019	HKD	446,735,900	USD	57,010,132	33,937	—
RBC Capital Markets	10/3/2019	HKD	429,988,600	USD	54,872,081	31,818	—
The Bank of New York Mellon	10/3/2019	HKD	40,434,400	USD	5,159,720	2,762	—
The Bank of Nova Scotia	10/3/2019	HKD	486,217,300	USD	62,048,775	37,166	—
JP Morgan & Chase Co.	10/3/2019	ILS	11,898,100	USD	3,375,371	2,568	—
RBC Capital Markets	10/3/2019	ILS	12,560,200	USD	3,562,440	1,948	—
RBC Capital Markets	10/3/2019	ILS	7,419,500	USD	2,104,387	1,151	—
The Bank of Nova Scotia	10/3/2019	ILS	24,544,200	USD	6,961,709	4,063	—
JP Morgan & Chase Co.	10/3/2019	JPY	38,190,991,500	USD	360,597,179	215,526	—
RBC Capital Markets	10/3/2019	JPY	13,814,207,200	USD	130,415,600	60,596	—
RBC Capital Markets	10/3/2019	JPY	25,962,901,100	USD	245,107,611	113,887	—
The Bank of New York Mellon	10/3/2019	JPY	24,210,623,500	USD	228,594,041	135,335	—
The Bank of Nova Scotia	10/3/2019	JPY	23,330,786,900	USD	220,258,022	101,717	—
JP Morgan & Chase Co.	10/3/2019	NOK	36,727,200	USD	4,036,240	2,367	—
RBC Capital Markets	10/3/2019	NOK	56,749,700	USD	6,236,299	3,287	—
RBC Capital Markets	10/3/2019	NOK	66,261,300	USD	7,281,542	3,838	—
The Bank of New York Mellon	10/3/2019	NOK	62,530,500	USD	6,872,050	4,113	—
The Bank of Nova Scotia	10/3/2019	NOK	66,588,000	USD	7,317,162	3,576	—
JP Morgan & Chase Co.	10/3/2019	NZD	715,500	USD	451,652	387	—

[815182.PARTF]147

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
RBC Capital Markets	10/3/2019	NZD	6,064,800	USD	3,828,369	$3,301	$—
The Bank of Nova Scotia	10/3/2019	NZD	9,705,900	USD	6,126,170	4,661	—
JP Morgan & Chase Co.	10/3/2019	SEK	383,218,000	USD	39,156,327	22,688	—
RBC Capital Markets	10/3/2019	SEK	242,084,700	USD	24,732,047	10,726	—
The Bank of New York Mellon	10/3/2019	SEK	143,831,100	USD	14,696,438	8,625	—
The Bank of Nova Scotia	10/3/2019	SEK	390,260,800	USD	39,868,094	15,255	—
JP Morgan & Chase Co.	10/3/2019	SGD	38,780,200	USD	27,964,386	8,950	—
RBC Capital Markets	10/3/2019	SGD	5,802,000	USD	4,183,763	1,282	—
RBC Capital Markets	10/3/2019	SGD	33,514,500	USD	24,166,961	7,404	—
The Bank of Nova Scotia	10/3/2019	SGD	7,720,400	USD	5,567,189	1,794	—
The Bank of Nova Scotia	10/3/2019	USD	13,430,002	AUD	19,914,000	—	(5,245)
The Bank of Nova Scotia	10/3/2019	USD	2,747,782	CHF	2,711,000	—	(345)
The Bank of New York Mellon	10/3/2019	USD	26,425,472	EUR	23,939,000	—	(46,337)
The Bank of Nova Scotia	10/3/2019	USD	50,383,662	GBP	41,314,000	—	(38,764)
The Bank of New York Mellon	10/3/2019	USD	16,136,425	HKD	126,452,000	—	(8,879)
The Bank of Nova Scotia	10/3/2019	USD	60,005,448	JPY	6,354,697,000	—	(40,621)

Total unrealized appreciation (depreciation)						$49,239,637	$(27,568,852)

(i)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2019.

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

[815182.PARTF]148

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(j)	$4,623,262,254	$—	$—	$4,623,262,254
Preferred Stocks	23,831,826	—	—	23,831,826
Short-Term Investments(j)	155,960,667	—	—	155,960,667
Derivatives(k)
Forward Foreign Currency Contracts	—	49,239,637	—	49,239,637
Futures Contracts	1,108,363	—	—	1,108,363

TOTAL	$4,804,163,110	$49,239,637	$—	$4,853,402,747

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(k)
Forward Foreign Currency Contracts	$—	$(27,568,852)	$—	$(27,568,852)
Futures Contracts	(1,568,043)	—	—	(1,568,043)

TOTAL	$(1,568,043)	$(27,568,852)	$—	$(29,136,895)

(j)	See Schedule of Investments for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

[815182.PARTF]149

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Bond - Interest Rate Hedged ETF

August 31, 2019 (Unaudited)

	Principal Amount	Value
SOVEREIGN BONDS - 97.6%
Brazil - 5.0%
Brazilian Government International Bond
8.875%, 4/15/24	$50,000	$63,875
4.25%, 1/7/25	275,000	293,142
8.25%, 1/20/34	50,000	69,750
7.125%, 1/20/37	30,000	38,963
5.625%, 1/7/41	125,000	143,126
5.00%, 1/27/45	200,000	213,127

		821,983

Chile - 2.8%
Chile Government International Bond
3.24%, 2/6/28	200,000	218,627
3.86%, 6/21/47	200,000	243,150

		461,777

China - 1.3%
Export-Import Bank of China
3.625%, 7/31/24, 144A	200,000	213,324

Colombia - 5.2%
Colombia Government International Bond
3.875%, 4/25/27	200,000	216,602
4.50%, 3/15/29	200,000	228,000
6.125%, 1/18/41	100,000	133,751
5.20%, 5/15/49	225,000	282,712

		861,065

Croatia - 1.4%
Croatia Government International Bond
5.50%, 4/4/23, 144A	200,000	222,556

Ecuador - 4.7%
Ecuador Government International Bond
10.75%, 3/28/22, 144A	200,000	218,502
8.875%, 10/23/27, 144A	275,000	272,594
7.875%, 1/23/28, 144A	300,000	281,475

		772,571

Egypt - 4.5%
Egypt Government International Bond
5.577%, 2/21/23, 144A	250,000	258,317
7.600%, 3/1/29, 144A	200,000	216,315
8.700%, 3/1/49, 144A	250,000	274,506

		749,138

El Salvador - 0.5%
El Salvador Government International Bond
7.65%, 6/15/35, 144A	80,000	86,201

Hungary - 3.4%
Hungary Government International Bond
5.75%, 11/22/23	110,000	125,292
5.375%, 3/25/24	232,000	263,393
7.625%, 3/29/41	100,000	168,605

		557,290

Indonesia - 5.2%
Indonesia Government International Bond
4.125%, 1/15/25, 144A	300,000	321,249
5.25%, 1/8/47, 144A	250,000	315,184
Perusahaan Penerbit SBSN Indonesia III
4.55%, 3/29/26, 144A	200,000	220,406

		856,839

Kazakhstan - 3.1%
Kazakhstan Government International Bond
5.125%, 7/21/25, 144A	200,000	228,055
4.875%, 10/14/44, 144A	225,000	274,473

		502,528

Lebanon - 0.1%
Lebanon Government International Bond
6.85%, 5/25/29	25,000	16,625

Lithuania - 1.3%
Lithuania Government International Bond
6.625%, 2/1/22, 144A	200,000	221,757

Mexico - 4.9%
Mexico Government International Bond
4.00%, 10/2/23	110,000	116,465
4.50%, 4/22/29	225,000	248,684
Series A, MTN, 6.75%, 9/27/34	10,000	13,612
6.05%, 1/11/40	26,000	33,248
MTN, 4.75%, 3/8/44	90,000	99,648
5.55%, 1/21/45	35,000	43,095
4.60%, 1/23/46	225,000	243,959
GMTN, 5.75%, 10/12/10	10,000	11,848

		810,559

[815182.PARTF]150

Panama - 3.7%
Panama Bonos del Tesoro
Series A, 5.625%, 7/25/22	100,000	110,167
Panama Government International Bond
6.70%, 1/26/36	125,000	183,282
4.50%, 4/16/50	200,000	248,752
Panama Notas del Tesoro
3.75%, 4/17/26,	60,000	64,081

		606,282

Peru - 5.2%
Peruvian Government International Bond
7.35%, 7/21/25	100,000	129,551
4.125%, 8/25/27	220,000	252,892
6.55%, 3/14/37	40,000	60,851
5.625%, 11/18/50	275,000	420,065

		863,359

Philippines - 5.2%
Philippine Government International Bond
4.20%, 1/21/24	325,000	354,516
5.00%, 1/13/37	200,000	266,510
3.70%, 2/2/42	200,000	236,338

		857,364

Poland - 3.6%
Republic of Poland Government International Bond
5.00%, 3/23/22	150,000	161,770
3.00%, 3/17/23	140,000	145,573
4.00%, 1/22/24	170,000	185,280
3.25%, 4/6/26	100,000	107,430

		600,053

Qatar - 5.3%
Qatar Government International Bond
4.00%, 3/14/29, 144A	250,000	285,804
9.75%, 6/15/30, 144A	90,000	152,725
6.40%, 1/20/40, 144A	100,000	151,837
4.625%, 6/2/46, 144A	225,000	287,882

		878,248

Romania - 2.8%
Romanian Government International Bond
6.75%, 2/7/22, 144A	100,000	110,402
4.375%, 8/22/23, 144A	10,000	10,704
4.875%, 1/22/24, 144A	176,000	193,249
6.125%, 1/22/44, 144A	70,000	92,107
5.125%, 6/15/48, 144A	50,000	58,437

		464,899

Russia - 4.2%
Russian Foreign Bond - Eurobond
4.375%, 3/21/29, 144A	200,000	215,379
5.10%, 3/28/35, 144A	200,000	226,400
5.875%, 9/16/43, 144A	200,000	256,269

		698,048

South Africa - 5.2%
Republic of South Africa Government International Bond
4.665%, 1/17/24	275,000	289,672
4.30%, 10/12/28	350,000	349,198
5.65%, 9/27/47	200,000	210,704

		849,574

Sri Lanka - 4.5%
Sri Lanka Government International Bond
6.85%, 3/14/24, 144A	200,000	203,709
6.85%, 11/3/25, 144A	200,000	200,281
7.85%, 3/14/29, 144A	325,000	329,160

		733,150

Turkey - 4.4%
Turkey Government International Bond
7.375%, 2/5/25	55,000	57,077
4.875%, 10/9/26	200,000	179,629
6.125%, 10/24/28	200,000	189,045
11.875%, 1/15/30	40,000	53,587
6.875%, 3/17/36	200,000	192,328
7.25%, 3/5/38	60,000	59,591

		731,257

Ukraine - 4.9%
Ukraine Government International Bond
7.75%, 9/1/21, 144A	100,000	104,405
7.75%, 9/1/22, 144A	100,000	106,192
7.75%, 9/1/25, 144A	100,000	106,507
7.75%, 9/1/26, 144A	100,000	106,239
7.75%, 9/1/27, 144A	160,000	169,900
7.375%, 9/25/32, 144A	200,000	206,190

		799,433

Uruguay - 5.2%
Uruguay Government International Bond
4.50%, 8/14/24	15,000	16,294

[815182.PARTF]151

4.375%, 10/27/27	225,000	250,174
7.625%, 3/21/36	30,000	45,525
5.10%, 6/18/50	390,000	485,067
4.975%, 4/20/55	50,000	61,438

		858,498

TOTAL SOVEREIGN BONDS (Cost $15,409,044)		16,094,378

TOTAL INVESTMENTS - 97.6% (Cost $15,409,044)		$16,094,378
Other assets and liabilities, net - 2.4%		399,311

NET ASSETS - 100.0%		$16,493,689

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04%(a)(b)
—	0	(c)	—	—	—	10	—	—	—
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.09%(a)
—	1,325,071		(1,325,071)	—	—	194	—	—	—

—	1,325,071		(1,325,071)	—	—	204	—	—	—

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2019.

[815182.PARTF]152

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
SBSN:	Surat Berharga Syariah Negara (Islamic Based Government Securities)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2019, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(d)
2-Year U.S. Treasury Note	USD	5	$1,080,273	$1,080,586	12/31/2019	$(313)
5-Year U.S. Treasury Note	USD	30	3,594,844	3,599,297	12/31/2019	(4,453)
10-Year Ultra U.S. Treasury Note	USD	14	2,017,969	2,022,125	12/19/2019	(4,156)
10-Year U.S. Treasury Note	USD	24	3,156,750	3,161,250	12/19/2019	(4,500)
Ultra Long U.S. Treasury Bond	USD	12	2,343,375	2,369,250	12/19/2019	(25,875)
U.S. Treasury Long Bond	USD	20	3,289,375	3,305,000	12/19/2019	(15,625)

Total unrealized depreciation						$(54,922)

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to interest rate contracts risk exposure as of August 31, 2019.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds(e)	$—	$16,094,378	$—	$16,094,378

TOTAL	$—	$16,094,378	$—	$16,094,378

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(f)
Futures Contracts	$(54,922)	$—	$—	$(54,922)

TOTAL	$(54,922)	$—	$—	$(54,922)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

[815182.PARTF]153

DBX ETF Trust

Schedule of Investments

Xtrackers High Yield Corporate Bond - Interest Rate Hedged ETF

August 31, 2019 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS - 99.3%
Xtrackers High Beta High Yield Bond ETF(a)	8,259	$400,935
Xtrackers USD High Yield Corporate Bond ETF(a)(b)	164,571	8,258,173

TOTAL EXCHANGE-TRADED FUNDS (Cost $8,580,596)		8,659,108

SECURITIES LENDING COLLATERAL - 13.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04%(c)(d) (Cost $1,162,240)	1,162,240	1,162,240

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.09%(c) (Cost $6,152)	6,152	6,152

TOTAL INVESTMENTS - 112.7% (Cost $9,748,988)		$9,827,500
Other assets and liabilities, net - (12.7%)		(1,108,692)

NET ASSETS - 100.0%		$8,718,808

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
EXCHANGE-TRADED FUNDS — 99.3%
Xtrackers High Beta High Yield Bond ETF(a)
460,768	141,634		(209,677)	(1,062)	9,272	7,282	—	8,259	400,935
Xtrackers USD High Yield Corporate Bond ETF(a)(b)
6,043,035	2,057,767		—	—	157,371	98,259	—	164,571	8,258,173
SECURITIES LENDING COLLATERAL— 13.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04%(c)(d)
582,275	579,965	(e)	—	—	—	3,375	—	1,162,240	1,162,240
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.09%(c)
1,893	342,157		(337,898)	—	—	222	—	6,152	6,152

7,087,971	3,121,523		(547,575)	(1,062)	166,643	109,138	—	1,341,222	9,827,500

[815182.PARTF]154

(a)	Affiliated fund advised by DBX Advisors LLC.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2019 amounted to $1,139,086, which is 13.1% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2019.

At August 31, 2019, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(f)
2-Year U.S. Treasury Note	USD	7	$1,512,382	$1,512,820	12/31/2019	$(438)
5-Year U.S. Treasury Note	USD	35	4,194,258	4,199,180	12/31/2019	(4,922)
10-Year Ultra U.S. Treasury Note	USD	1	144,117	144,437	12/19/2019	(320)
10-Year U.S. Treasury Note	USD	18	2,367,563	2,370,938	12/19/2019	(3,375)

Total unrealized depreciation						$(9,055)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to interest rate contracts risk exposure as of August 31, 2019.

Currency Abbreviations

USD	U.S. Dollar

[815182.PARTF]155

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds(g)	$8,659,108	$—	$—	$8,659,108
Short-Term Investments(g)	1,168,392	—	—	1,168,392

TOTAL	$9,827,500	$—	$—	$9,827,500

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(h)
Futures Contracts	$(9,055)	$—	$—	$(9,055)

TOTAL	$(9,055)	$—	$—	$(9,055)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

[815182.PARTF]156

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond - Interest Rate Hedged ETF

August 31, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 95.8%
Basic Materials - 1.9%
Chemicals - 1.1%
Dow Chemical Co.
7.375%, 11/1/29	$40,000	$53,503
DuPont de Nemours, Inc.
5.419%, 11/15/48	5,000	6,448
LyondellBasell Industries NV
4.625%, 2/26/55	15,000	15,844

		75,795

Forest Products & Paper - 0.3%
International Paper Co.
4.80%, 6/15/44	20,000	21,962

Mining - 0.5%
BHP Billiton Finance USA Ltd.
5.00%, 9/30/43	20,000	26,458
Newmont Goldcorp Corp.
4.875%, 3/15/42	5,000	6,031

		32,489

Communications - 12.2%
Internet - 1.2%
Alphabet, Inc.
3.375%, 2/25/24	10,000	10,692
Amazon.com, Inc.
2.80%, 8/22/24	10,000	10,444
4.80%, 12/5/34	15,000	19,073
4.95%, 12/5/44	25,000	33,573
eBay, Inc.
2.75%, 1/30/23	10,000	10,199

		83,981

Media - 3.6%
CBS Corp.
4.00%, 1/15/26	20,000	21,447
Comcast Corp.
3.00%, 2/1/24	15,000	15,606
4.15%, 10/15/28	45,000	51,104
4.20%, 8/15/34	45,000	52,971
3.40%, 7/15/46	10,000	10,420
3.969%, 11/1/47	15,000	16,944
Discovery Communications LLC
5.20%, 9/20/47	25,000	28,324
NBCUniversal Media LLC
5.95%, 4/1/41	25,000	34,831
TWDC Enterprises 18 Corp.
MTN, 2.95%, 6/15/27(a)	20,000	21,537

		253,184

Telecommunications - 7.4%
AT&T, Inc.
2.625%, 12/1/22	15,000	15,231
3.90%, 3/11/24	20,000	21,363
4.45%, 4/1/24	15,000	16,331
3.40%, 5/15/25	18,000	18,875
4.125%, 2/17/26	25,000	27,187
5.35%, 9/1/40	28,000	33,407
4.80%, 6/15/44	10,000	11,190
4.75%, 5/15/46	10,000	11,186
5.15%, 11/15/46	5,000	5,889
4.50%, 3/9/48	10,000	10,978
4.55%, 3/9/49	40,000	43,794
Cisco Systems, Inc.
2.20%, 9/20/23	10,000	10,157
5.50%, 1/15/40	10,000	14,045
Deutsche Telekom International Finance BV
8.75%, 6/15/30	10,000	14,930
Orange SA
5.50%, 2/6/44	10,000	13,326
Rogers Communications, Inc.
4.30%, 2/15/48	5,000	5,823
Telefonica Europe BV
8.25%, 9/15/30	35,000	51,058
Verizon Communications, Inc.
4.40%, 11/1/34	35,000	40,588
4.272%, 1/15/36	20,000	22,954
4.812%, 3/15/39	20,000	24,562
4.862%, 8/21/46	20,000	24,923
5.012%, 8/21/54	25,000	32,370
Vodafone Group PLC
4.375%, 5/30/28	25,000	28,065
5.25%, 5/30/48	15,000	17,977

		516,209

Consumer, Cyclical - 6.3%
Apparel - 0.2%
NIKE, Inc.
2.375%, 11/1/26	10,000	10,295

Auto Manufacturers - 2.0%
Ford Motor Co.
4.346%, 12/8/26(a)	35,000	35,952
4.75%, 1/15/43	20,000	18,085
General Motors Co.
4.875%, 10/2/23	15,000	16,144
6.25%, 10/2/43	15,000	16,887
General Motors Financial Co., Inc.
3.50%, 11/7/24	15,000	15,215
4.35%, 1/17/27	15,000	15,554

[815182.PARTF]157

Toyota Motor Corp.
3.419%, 7/20/23	20,000	21,226

		139,063

Housewares - 0.2%
Newell Brands, Inc.
3.85%, 4/1/23	14,000	14,422

Retail - 3.9%
Costco Wholesale Corp.
3.00%, 5/18/27	15,000	16,009
Dollar Tree, Inc.
4.00%, 5/15/25	15,000	15,867
Home Depot, Inc.
3.00%, 4/1/26	30,000	31,827
3.90%, 6/15/47	10,000	11,619
3.50%, 9/15/56	10,000	10,954
Lowe’s Cos., Inc.
4.375%, 9/15/45	20,000	22,337
McDonald’s Corp.
MTN, 3.35%, 4/1/23	15,000	15,728
MTN, 3.70%, 1/30/26	10,000	10,859
MTN, 4.45%, 9/1/48	10,000	11,897
Starbucks Corp.
4.50%, 11/15/48	10,000	11,811
Target Corp.
4.00%, 7/1/42	15,000	17,612
TJX Cos., Inc.
2.25%, 9/15/26	8,000	8,055
Walgreens Boots Alliance, Inc.
4.80%, 11/18/44	10,000	10,621
Walmart, Inc.
2.55%, 4/11/23	30,000	30,771
2.85%, 7/8/24	10,000	10,463
5.25%, 9/1/35	10,000	13,554
3.625%, 12/15/47	20,000	23,402

		273,386

Consumer, Non-cyclical - 20.1%
Agriculture - 1.7%
Altria Group, Inc.
4.00%, 1/31/24	25,000	26,716
5.95%, 2/14/49	20,000	25,713
BAT Capital Corp.
3.557%, 8/15/27	15,000	15,382
Philip Morris International, Inc.
4.375%, 11/15/41	20,000	22,446
Reynolds American, Inc.
4.45%, 6/12/25	10,000	10,831
5.70%, 8/15/35	15,000	17,476

		118,564

Beverages - 2.9%
Anheuser-Busch InBev Finance, Inc.
3.30%, 2/1/23	25,000	26,043
4.00%, 1/17/43	5,000	5,309
4.625%, 2/1/44	10,000	11,510
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 4/13/28	15,000	16,632
4.75%, 1/23/29	5,000	5,843
4.60%, 4/15/48	15,000	17,459
5.55%, 1/23/49	10,000	13,154
4.75%, 4/15/58	10,000	11,722
5.80%, 1/23/59	12,000	16,391
Coca-Cola Co.
2.875%, 10/27/25	5,000	5,272
Molson Coors Brewing Co.
3.00%, 7/15/26	20,000	20,257
PepsiCo, Inc.
3.60%, 3/1/24	40,000	42,994
4.45%, 4/14/46	10,000	12,688

		205,274

Biotechnology - 2.4%
Amgen, Inc.
3.125%, 5/1/25	25,000	26,118
4.663%, 6/15/51	16,000	19,061
Biogen, Inc.
4.05%, 9/15/25	10,000	10,866
Celgene Corp.
3.25%, 8/15/22	15,000	15,501
3.45%, 11/15/27	15,000	16,072
4.35%, 11/15/47	20,000	24,083
Gilead Sciences, Inc.
2.95%, 3/1/27	15,000	15,588
4.00%, 9/1/36	25,000	28,538
4.75%, 3/1/46	10,000	12,177

		168,004

Cosmetics/Personal Care - 0.2%
Procter & Gamble Co.
2.85%, 8/11/27	15,000	16,035

Food - 2.0%
Campbell Soup Co.
4.15%, 3/15/28	15,000	16,201
Conagra Brands, Inc.
5.40%, 11/1/48	10,000	11,920
General Mills, Inc.
3.20%, 2/10/27	10,000	10,605
Kraft Heinz Foods Co.
3.95%, 7/15/25	14,000	14,536
6.50%, 2/9/40	25,000	29,685

[815182.PARTF]158

Kroger Co.
4.45%, 2/1/47	5,000	5,239
McCormick & Co., Inc.
3.40%, 8/15/27	10,000	10,603
Sysco Corp.
3.75%, 10/1/25	15,000	16,121
Tyson Foods, Inc.
3.55%, 6/2/27	20,000	21,481

		136,391

Healthcare-Products - 1.5%
Abbott Laboratories
3.40%, 11/30/23	10,000	10,544
4.90%, 11/30/46	15,000	20,072
Becton Dickinson and Co.
4.669%, 6/6/47	15,000	18,166
Boston Scientific Corp.
4.00%, 3/1/28	10,000	11,013
4.00%, 3/1/29	15,000	16,748
Medtronic, Inc.
4.625%, 3/15/45	2,000	2,603
Stryker Corp.
4.625%, 3/15/46	5,000	6,268
Thermo Fisher Scientific, Inc.
4.15%, 2/1/24	20,000	21,527

		106,941

Healthcare-Services - 2.3%
Aetna, Inc.
3.875%, 8/15/47	10,000	10,088
Anthem, Inc.
3.30%, 1/15/23	10,000	10,339
4.625%, 5/15/42	15,000	17,116
Cigna Holding Co.
3.875%, 10/15/47	10,000	10,265
HCA, Inc.
4.75%, 5/1/23	20,000	21,516
4.125%, 6/15/29	10,000	10,661
5.50%, 6/15/47	10,000	11,503
Kaiser Foundation Hospitals
4.15%, 5/1/47	10,000	12,348
Laboratory Corp. of America Holdings
3.60%, 2/1/25	10,000	10,518
UnitedHealth Group, Inc.
4.75%, 7/15/45	35,000	43,749

		158,103

Pharmaceuticals - 7.1%
AbbVie, Inc.
2.90%, 11/6/22	15,000	15,288
4.70%, 5/14/45	40,000	43,605
Allergan Funding SCS
3.80%, 3/15/25	30,000	31,533
AstraZeneca PLC
4.00%, 1/17/29	5,000	5,630
6.45%, 9/15/37	20,000	28,709
CVS Health Corp.
3.875%, 7/20/25	45,000	47,762
4.30%, 3/25/28	20,000	21,828
4.78%, 3/25/38	20,000	22,410
5.05%, 3/25/48	30,000	34,997
Eli Lilly & Co.
2.75%, 6/1/25	10,000	10,414
3.95%, 5/15/47	10,000	11,665
Express Scripts Holding Co.
3.50%, 6/15/24	15,000	15,729
3.40%, 3/1/27	5,000	5,210
GlaxoSmithKline Capital, Inc.
2.80%, 3/18/23	10,000	10,322
Johnson & Johnson
5.95%, 8/15/37	20,000	29,003
3.50%, 1/15/48	5,000	5,652
Merck & Co., Inc.
4.15%, 5/18/43	10,000	12,165
4.00%, 3/7/49	10,000	12,130
Mylan NV
5.25%, 6/15/46	5,000	5,510
Novartis Capital Corp.
3.40%, 5/6/24	20,000	21,357
3.10%, 5/17/27	15,000	16,152
Pfizer, Inc.
4.30%, 6/15/43	10,000	12,075
4.40%, 5/15/44	40,000	48,778
Sanofi
3.625%, 6/19/28	10,000	11,236
Shire Acquisitions Investments Ireland DAC
3.20%, 9/23/26	15,000	15,611

		494,771

Energy - 10.7%
Oil & Gas - 5.8%
Anadarko Petroleum Corp.
5.55%, 3/15/26	20,000	22,666
Apache Corp.
5.10%, 9/1/40	20,000	20,265
BP Capital Markets America, Inc.
2.75%, 5/10/23	40,000	41,005
4.234%, 11/6/28	5,000	5,700
BP Capital Markets PLC
3.279%, 9/19/27	10,000	10,611

[815182.PARTF]159

Canadian Natural Resources Ltd.
2.95%, 1/15/23	10,000	10,162
Chevron Corp.
2.954%, 5/16/26	20,000	21,165
Concho Resources, Inc.
4.875%, 10/1/47	5,000	5,815
ConocoPhillips Co.
4.30%, 11/15/44	15,000	17,739
EQT Corp.
3.00%, 10/1/22	10,000	9,577
Equinor ASA
3.95%, 5/15/43	15,000	17,325
Exxon Mobil Corp.
2.709%, 3/6/25	15,000	15,581
3.567%, 3/6/45	5,000	5,574
Marathon Oil Corp.
4.40%, 7/15/27	10,000	10,777
Marathon Petroleum Corp.
6.50%, 3/1/41	7,000	8,916
Noble Energy, Inc.
5.05%, 11/15/44	10,000	11,129
Occidental Petroleum Corp.
4.10%, 2/15/47	15,000	14,915
Phillips 66
4.875%, 11/15/44	15,000	17,987
Shell International Finance BV
3.50%, 11/13/23	15,000	15,970
4.55%, 8/12/43	45,000	55,837
Suncor Energy, Inc.
4.00%, 11/15/47	10,000	11,029
Total Capital International SA
3.70%, 1/15/24	20,000	21,335
3.455%, 2/19/29	10,000	10,976
Valero Energy Corp.
3.40%, 9/15/26	20,000	20,717

		402,773

Oil & Gas Services - 0.7%
Baker Hughes A GE Co. LLC / Baker Hughes Co.-Obligor, Inc.
4.08%, 12/15/47	10,000	9,801
Halliburton Co.
3.50%, 8/1/23	10,000	10,424
3.80%, 11/15/25	15,000	15,912
National Oilwell Varco, Inc.
3.95%, 12/1/42	10,000	8,989
Schlumberger Investment SA
3.65%, 12/1/23	5,000	5,289

		50,415

Pipelines - 4.2%
Enbridge, Inc.
4.00%, 10/1/23	20,000	21,182
Enterprise Products Operating LLC
5.10%, 2/15/45	30,000	35,961
Kinder Morgan, Inc.
4.30%, 6/1/25	25,000	27,151
5.20%, 3/1/48	10,000	11,811
MPLX LP
4.80%, 2/15/29	5,000	5,565
4.70%, 4/15/48	25,000	25,774
ONEOK, Inc.
5.20%, 7/15/48	5,000	5,636
Sabine Pass Liquefaction LLC
4.20%, 3/15/28	20,000	21,254
Sunoco Logistics Partners Operations LP
4.00%, 10/1/27	55,000	57,796
TransCanada Pipelines Ltd.
7.625%, 1/15/39	25,000	37,354
Williams Cos., Inc.
3.75%, 6/15/27	40,000	41,746

		291,230

Financial - 27.3%
Banks - 20.1%
Bank of America Corp.
GMTN, 3.30%, 1/11/23	25,000	26,005
4.10%, 7/24/23	15,000	16,125
MTN, 4.125%, 1/22/24	15,000	16,237
MTN, 4.00%, 1/22/25	25,000	26,726
MTN, 4.25%, 10/22/26	10,000	10,924
MTN, 5.00%, 1/21/44	20,000	26,065
Bank of New York Mellon Corp.
MTN, 2.20%, 8/16/23	25,000	25,208
Bank of Nova Scotia
4.50%, 12/16/25	15,000	16,475
BB&T Corp.
MTN, 3.70%, 6/5/25	25,000	27,000
Citigroup, Inc.
3.875%, 10/25/23	15,000	16,012
3.875%, 3/26/25	20,000	21,137
3.40%, 5/1/26	5,000	5,292
4.125%, 7/25/28	30,000	32,741
5.30%, 5/6/44	11,000	14,059
4.75%, 5/18/46	15,000	18,194
4.65%, 7/23/48	5,000	6,295
Cooperatieve Rabobank UA
5.25%, 5/24/41	10,000	13,694
[815182.PARTF]160

Credit Suisse Group Funding Guernsey Ltd.
3.80%, 9/15/22	35,000	36,540
4.55%, 4/17/26	30,000	33,260
Deutsche Bank AG
3.70%, 5/30/24(b)	20,000	19,972
Discover Bank
3.45%, 7/27/26	25,000	26,139
Fifth Third Bancorp
4.30%, 1/16/24	20,000	21,576
Goldman Sachs Group, Inc.
3.20%, 2/23/23	10,000	10,338
4.00%, 3/3/24	15,000	16,133
MTN, 3.85%, 7/8/24	10,000	10,668
3.50%, 1/23/25	35,000	36,810
6.25%, 2/1/41	25,000	35,524
MTN, 4.80%, 7/8/44	5,000	6,156
5.15%, 5/22/45	10,000	12,151
HSBC Holdings PLC
3.40%, 3/8/21	50,000	50,813
6.10%, 1/14/42	20,000	29,335
ING Groep NV
3.95%, 3/29/27	20,000	21,773
JPMorgan Chase & Co.
3.875%, 9/10/24	40,000	42,797
3.125%, 1/23/25	37,000	38,605
6.40%, 5/15/38	25,000	36,479
5.60%, 7/15/41	10,000	13,943
4.95%, 6/1/45	5,000	6,437
KeyCorp
MTN, 4.10%, 4/30/28	15,000	16,912
Mitsubishi UFJ Financial Group, Inc.
3.407%, 3/7/24	15,000	15,776
3.287%, 7/25/27	30,000	31,849
Morgan Stanley
Series F, 3.875%, 4/29/24	15,000	16,104
GMTN, 3.70%, 10/23/24	30,000	32,062
MTN, 3.125%, 7/27/26	15,000	15,592
GMTN, 4.35%, 9/8/26	20,000	21,912
4.30%, 1/27/45	10,000	11,850
4.375%, 1/22/47	20,000	24,346
PNC Financial Services Group, Inc.
3.90%, 4/29/24	20,000	21,564
3.45%, 4/23/29	15,000	16,265
Santander Holdings USA, Inc.
4.40%, 7/13/27	20,000	21,551
Santander UK PLC
4.00%, 3/13/24	15,000	15,972
State Street Corp.
3.10%, 5/15/23	10,000	10,381
Sumitomo Mitsui Financial Group, Inc.
3.784%, 3/9/26	25,000	27,049
2.632%, 7/14/26	30,000	30,351
SunTrust Bank
3.20%, 4/1/24	15,000	15,713
Toronto-Dominion Bank
GMTN, 3.50%, 7/19/23	10,000	10,605
US Bancorp
MTN, 3.60%, 9/11/24	20,000	21,415
MTN, 3.90%, 4/26/28	10,000	11,416
Wells Fargo & Co.
4.125%, 8/15/23	15,000	16,018
3.00%, 4/22/26	60,000	62,171
3.00%, 10/23/26	10,000	10,401
5.375%, 2/7/35	35,000	45,856
5.606%, 1/15/44	15,000	20,152
Westpac Banking Corp.
3.35%, 3/8/27	30,000	32,546

		1,399,467

Diversified Financial Services - 3.5%
American Express Co.
3.40%, 2/27/23	25,000	26,131
American Express Credit Corp.
MTN, 3.30%, 5/3/27	15,000	16,219
Brookfield Finance, Inc.
4.70%, 9/20/47	5,000	5,660
Capital One Financial Corp.
3.20%, 2/5/25	26,000	26,829
3.75%, 3/9/27	20,000	21,201
Charles Schwab Corp.
2.65%, 1/25/23	15,000	15,370
CME Group, Inc.
5.30%, 9/15/43	5,000	6,957
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35	50,000	50,923
Mastercard, Inc.
2.95%, 11/21/26	10,000	10,600
Synchrony Financial
4.25%, 8/15/24	15,000	15,960
Visa, Inc.
3.15%, 12/14/25	20,000	21,437
4.15%, 12/14/35	20,000	24,377

		241,664

Insurance - 2.8%
American International Group, Inc.
4.50%, 7/16/44	15,000	17,160
4.75%, 4/1/48	5,000	5,966

[815182.PARTF]161

Berkshire Hathaway Finance Corp.
4.20%, 8/15/48	5,000	6,014
Berkshire Hathaway, Inc.
3.125%, 3/15/26	30,000	31,822
Brighthouse Financial, Inc.
3.70%, 6/22/27	20,000	19,758
Chubb INA Holdings, Inc.
4.35%, 11/3/45	10,000	12,639
Manulife Financial Corp.
4.15%, 3/4/26	25,000	27,740
Marsh & McLennan Cos., Inc.
4.375%, 3/15/29	20,000	22,988
MetLife, Inc.
5.70%, 6/15/35	25,000	34,319
Progressive Corp.
4.125%, 4/15/47	5,000	6,017
Prudential Financial, Inc.
MTN, 4.60%, 5/15/44	10,000	12,355

		196,778

Real Estate Investment Trusts - 0.9%
American Tower Corp.
5.00%, 2/15/24	5,000	5,554
3.80%, 8/15/29	10,000	10,813
Crown Castle International Corp.
3.80%, 2/15/28	15,000	16,054
Digital Realty Trust LP
3.70%, 8/15/27	15,000	15,997
Simon Property Group LP
3.25%, 11/30/26	15,000	15,878

		64,296

Industrial - 5.4%
Aerospace/Defense - 2.1%
General Dynamics Corp.
2.25%, 11/15/22	15,000	15,186
Lockheed Martin Corp.
4.09%, 9/15/52	12,000	14,493
Northrop Grumman Corp.
3.25%, 8/1/23	5,000	5,237
4.03%, 10/15/47	20,000	23,215
Rockwell Collins, Inc.
3.50%, 3/15/27	20,000	21,524
United Technologies Corp.
4.125%, 11/16/28	15,000	17,173
5.70%, 4/15/40	25,000	33,803
4.625%, 11/16/48	15,000	18,965

		149,596

Electronics - 0.4%
Fortive Corp.
3.15%, 6/15/26	10,000	10,247
Honeywell International, Inc.
2.50%, 11/1/26	15,000	15,441

		25,688

Environmental Control - 0.3%
Waste Management, Inc.
3.45%, 6/15/29	15,000	16,421
4.10%, 3/1/45	5,000	5,901

		22,322

Machinery-Construction & Mining - 0.1%
Caterpillar, Inc.
3.803%, 8/15/42	10,000	11,574

Miscellaneous Manufacturing - 1.0%
3M Co.
MTN, 3.25%, 2/14/24	25,000	26,422
General Electric Co.
MTN, 5.875%, 1/14/38	15,000	17,345
4.125%, 10/9/42	25,000	24,009

		67,776

Transportation - 1.5%
Burlington Northern Santa Fe LLC
3.90%, 8/1/46	25,000	28,615
CSX Corp.
4.25%, 3/15/29	20,000	23,052
4.10%, 3/15/44	5,000	5,586
FedEx Corp.
5.10%, 1/15/44	20,000	23,382
Union Pacific Corp.
4.50%, 9/10/48	5,000	6,098
3.799%, 10/1/51	5,000	5,453
United Parcel Service, Inc.
3.75%, 11/15/47	10,000	11,060

		103,246

Technology - 9.6%
Computers - 3.1%
Apple, Inc.
2.85%, 2/23/23	25,000	25,845
2.40%, 5/3/23	45,000	45,979
3.20%, 5/13/25	17,000	18,134
4.45%, 5/6/44	15,000	18,615
4.375%, 5/13/45	8,000	9,861
3.75%, 9/12/47	10,000	11,385
3.75%, 11/13/47	15,000	17,207
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	25,000	27,703

[815182.PARTF]162

International Business Machines Corp.
4.00%, 6/20/42	35,000	39,556

		214,285

Semiconductors - 2.0%
Applied Materials, Inc.
4.35%, 4/1/47	5,000	6,135
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.50%, 1/15/28	35,000	33,953
Intel Corp.
3.70%, 7/29/25	30,000	32,751
4.10%, 5/11/47	15,000	17,943
QUALCOMM, Inc.
3.45%, 5/20/25	15,000	15,951
3.25%, 5/20/27	20,000	21,022
4.30%, 5/20/47	5,000	5,675
Texas Instruments, Inc.
4.15%, 5/15/48	5,000	6,207

		139,637

Software - 4.5%
Fidelity National Information Services, Inc.
3.75%, 5/21/29	10,000	10,980
Fiserv, Inc.
4.20%, 10/1/28	10,000	11,244
3.50%, 7/1/29	10,000	10,616
4.40%, 7/1/49	5,000	5,779
Microsoft Corp.
2.40%, 8/8/26	50,000	51,731
3.30%, 2/6/27	25,000	27,333
3.50%, 2/12/35	20,000	22,562
3.75%, 2/12/45	10,000	11,770
3.70%, 8/8/46	20,000	23,551
4.25%, 2/6/47	20,000	25,571
Oracle Corp.
3.40%, 7/8/24	25,000	26,511
2.95%, 5/15/25	10,000	10,462
4.30%, 7/8/34	30,000	35,367
4.00%, 7/15/46	20,000	22,808
4.00%, 11/15/47	10,000	11,503
salesforce.com, Inc.
3.70%, 4/11/28	10,000	11,169

		318,957

Utilities - 2.3%
Electric - 2.1%
Berkshire Hathaway Energy Co.
4.50%, 2/1/45	10,000	12,139
Consolidated Edison Co. of New York, Inc.
4.625%, 12/1/54	10,000	12,446
Duke Energy Corp.
3.75%, 4/15/24	10,000	10,633
3.75%, 9/1/46	10,000	10,511
Emera US Finance LP
3.55%, 6/15/26	15,000	15,840
Entergy Corp.
2.95%, 9/1/26	10,000	10,211
Exelon Corp.
3.95%, 6/15/25	5,000	5,384
4.45%, 4/15/46	5,000	5,795
FirstEnergy Corp.
Series C, 4.85%, 7/15/47	15,000	18,365
Florida Power & Light Co.
3.95%, 3/1/48	5,000	5,914
Sempra Energy
3.25%, 6/15/27	10,000	10,366
4.00%, 2/1/48	10,000	10,875
Southern Co.
4.40%, 7/1/46	15,000	16,961

		145,440

Gas - 0.2%
NiSource, Inc.
3.49%, 5/15/27	15,000	15,917

TOTAL CORPORATE BONDS (Cost $6,157,560)		6,685,930

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04%(c)(d) (Cost $35,580)	35,580	35,580

[815182.PARTF]163

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.09%(c) (Cost $2,465)	2,465	2,465

TOTAL INVESTMENTS - 96.3% (Cost $6,195,605)		$6,723,975
Other assets and liabilities, net - 3.7%		258,819

NET ASSETS - 100.0%		$6,982,794

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
CORPORATE BONDS — 0.3%
Financial — 0.3%
Deutsche Bank AG, 3.70% 5/30/24(b)
19,488	—		—	—	484	180	—	20,000	19,972
SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04%(c)(d)
34,230	1,350	(e)	—	—	—	151	—	35,580	35,580
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.09%(c)
—	536,169		(533,704)	—	—	227	—	2,465	2,465

53,718	537,519		(533,704)	—	484	558	—	58,045	58,017

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2019 amounted to $34,494, which is 0.5% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2019.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note

[815182.PARTF]164

At August 31, 2019, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(f)
2-Year U.S. Treasury Note	USD	1	$216,055	$216,117	12/31/2019	$(62)
5-Year U.S. Treasury Note	USD	11	1,318,109	1,319,742	12/31/2019	(1,633)
10-Year Ultra U.S. Treasury Note	USD	3	432,422	433,313	12/19/2019	(891)
10-Year U.S. Treasury Note	USD	12	1,578,187	1,580,625	12/19/2019	(2,438)
Ultra Long U.S. Treasury Bond	USD	7	1,367,188	1,382,063	12/19/2019	(14,875)
U.S. Treasury Long Bond	USD	9	1,480,219	1,487,250	12/19/2019	(7,031)

Total unrealized depreciation						$(26,930)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to interest rate contracts risk exposure as of August 31, 2019.

Currency Abbreviations

USD	U.S. Dollar

[815182.PARTF]165

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(g)	$—	$6,685,930	$—	$6,685,930
Short-Term Investments(g)	38,045	—	—	38,045

TOTAL	$38,045	$6,685,930	$—	$6,723,975

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(h)
Futures Contracts	$(26,930)	$—	$—	$(26,930)

TOTAL	$(26,930)	$—	$—	$(26,930)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

[815182.PARTF]166

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF

August 31, 2019 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 99.0%
Alabama - 0.4%
Alabama Federal Aid Highway Finance Authority, Government FD/ Grant Revenue,
Series A, 5.00%, 6/1/37	$200,000	$248,922

Arizona - 1.7%
Salt River Project Agricultural Improvement & Power District, Electric, Power & Light Revenue,
Series A, 5.00%, 1/1/38	450,000	554,153
Series A, 5.00%, 1/1/39	500,000	628,585

		1,182,738

California - 18.2%
Alameda Corridor Transportation Authority, Transit Revenue,
Series B, 5.00%, 10/1/35	165,000	196,604
Bay Area Toll Authority, Highway Revenue Tolls,
3.25%, 4/1/36	260,000	278,138
4.00%, 4/1/38	25,000	28,362
Sub-Series S-8, 3.00%, 4/1/54	300,000	305,415
5.00%, 10/1/54	350,000	405,408
Sub-Series S-8, 5.00%, 4/1/56	400,000	504,708
City of Long Beach CA Harbor Revenue, Private Airport & Marina Revenue,
Series A, 5.00%, 5/15/49	125,000	158,381
City of Los Angeles Department of Airports, Private Airport & Marina Revenue,
Series C, AMT, 5.00%, 5/15/44	200,000	241,910
Series B, AMT, 5.00%, 5/15/46	975,000	1,149,437
Series D, 5.00%, 5/15/49	100,000	122,152
City of San Francisco CA Public Utilities Commission Water Revenue, Water Revenue,
Series D, 5.00%, 11/1/32	150,000	193,205
East Bay Municipal Utility District Water System Revenue, Water Revenue,
Series A, 5.00%, 6/1/45	100,000	123,268
Foothill-Eastern Transportation Corridor Agency, Highway Revenue Tolls,
Sub-Series B-2, 3.50%, 1/15/53	180,000	188,872
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue,
Series A, 5.00%, 7/1/44	175,000	220,101
Los Angeles County Sanitation Districts Financing Authority, Sewer Revenue,
Series A, 4.00%, 10/1/42	100,000	111,739
Los Angeles Department of Water & Power, Electric, Power & Light Revenue,
Series A, 5.00%, 7/1/42	500,000	613,440
Series A, 5.00%, 7/1/46	750,000	893,708
Los Angeles Department of Water, Water Revenue,
Series A, 5.00%, Issued 4/21/16, 7/1/41	500,000	601,535
Series A, 5.00%, Issued 5/11/17, 7/1/41	200,000	246,512
Norman Y Mineta San Jose International Airport SJC, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 3/1/41	500,000	599,940
San Francisco City & County Airport Commission-San Francisco International Airport, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 5/1/37	1,000,000	1,256,440
Series A, AMT, 5.00%, 5/1/44	150,000	185,010
Series B, AMT, 5.00%, 5/1/46	500,000	588,320
Series C, 5.00%, 5/1/46	600,000	720,414
Series A, AMT, 5.00%, 5/1/47	200,000	238,858
Series B, 5.00%, 5/1/47	25,000	30,348
Series D, AMT, 5.25%, 5/1/48	870,000	1,075,555
Series A, 4.00%, 5/1/49	300,000	337,536
Series A, AMT, 5.00%, 5/1/49	200,000	244,946
San Joaquin Hills Transportation Corridor Agency, Highway Revenue Tolls,
Series A, 5.00%, 1/15/44	1,000,000	1,149,240

		13,009,502

Colorado - 3.3%
City & County of Denver Co. Airport System Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 12/1/38	320,000	397,139
Series A, AMT, 4.00%, 12/1/43	400,000	449,388
Series A, AMT, 5.00%, 12/1/43	325,000	399,328
Series A, AMT, 5.00%, 12/1/48	700,000	854,315
Colorado Bridge Enterprise, Miscellaneous Revenue,
AMT, 4.00%, 6/30/51	250,000	267,420

		2,367,590

[815182.PARTF]167

District of Columbia - 1.6%
District of Columbia Water & Sewer Authority, Water Revenue,
Series B, 5.00%, 10/1/49	250,000	307,762
Metropolitan Washington Airports Authority, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 10/1/35	455,000	551,483
Washington Metropolitan Area Transit Authority, Transit Revenue,
Series B, 5.00%, 7/1/42	250,000	305,220

		1,164,465

Florida - 5.9%
Central Florida Expressway Authority, Highway Revenue Tolls,
5.00%, 7/1/38	105,000	128,641
City of Fort Myers FL Utility System Revenue, Water Revenue,
Series A, 4.00%, 10/1/44	100,000	113,457
City of Gainesville FL Utilities System Revenue, Multiple Utility Revenue,
Series A, 5.00%, 10/1/47	100,000	125,975
County of Miami-Dade FL Aviation Revenue, Private Airport & Marina Revenue,
5.00%, 10/1/36	315,000	360,810
Series A, AMT, 5.00%, 10/1/38	500,000	583,875
Series B, AMT, 5.00%, 10/1/40	250,000	302,495
Series A, AMT, 4.00%, 10/1/44	100,000	113,203
Series A, AMT, 5.00%, 10/1/44	100,000	124,475
Series A, AMT, 5.00%, 10/1/49	350,000	432,131
County of Miami-Dade FL Transit System, Sales Tax Revenue,
4.00%, 7/1/38	90,000	100,450
County of Miami-Dade FL Water & Sewer System Revenue, Water Revenue,
Series A, 4.00%, 10/1/44	165,000	185,838
Greater Orlando Aviation Authority, Private Airport & Marina Revenue,
Sub-Series A, AMT, 5.00%, 10/1/47	100,000	119,690
Series A, 5.00%, 10/1/52	500,000	595,385
Hillsborough County Aviation Authority, Private Airport & Marina Revenue,
Series F, 5.00%, 10/1/48	50,000	61,872
Putnam County Development Authority, Electric, Power & Light Revenue,
Series A, 5.00%, 3/15/42	250,000	302,355
Tampa-Hillsborough County Expressway Authority, Highway Revenue Tolls,
Series B, 4.00%, 7/1/42	500,000	566,110

		4,216,762

Georgia - 2.5%
Burke County Development Authority, Electric, Power & Light Revenue,
Series D, 4.13%, 11/1/45	250,000	270,987
City of Atlanta GA Department of Aviation, Private Airport & Marina Revenue,
Series B, 4.00%, 7/1/49	200,000	225,496
City of Atlanta GA Water & Wastewater, Water Revenue,
5.00%, 11/1/40	700,000	828,464
Series B, 5.00%, 11/1/47	250,000	306,950
Main Street Natural Gas, Inc., Natural Gas Revenue,
Series A, 5.00%, 5/15/43	30,000	36,266
Municipal Electric Authority of Georgia, Electric, Power & Light Revenue,
Series A, 5.00%, 7/1/60	100,000	108,355

		1,776,518

Guam - 0.2%
Guam Government Waterworks Authority, Water Revenue,
5.00%, 1/1/46	125,000	142,206

Hawaii - 1.5%
City & County Honolulu HI Wastewater System, Sewer Revenue,
Series A, 5.00%, 7/1/40	500,000	590,650
State of Hawaii Airports System Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 7/1/43	400,000	490,192

		1,080,842

Illinois - 8.1%
Chicago Midway International Airport, Private Airport & Marina Revenue,
Series B, 5.00%, 1/1/41	500,000	586,465

[815182.PARTF]168

Chicago O’Hare International Airport, Private Airport & Marina Revenue,
Series D, AMT, 5.00%, 1/1/42	800,000	944,736
Series D, 5.00%, 1/1/47	500,000	595,295
Series B, 5.00%, 1/1/48	800,000	984,320
Series D, 5.00%, 1/1/52	140,000	165,857
Series D, AMT, 5.00%, 1/1/52	375,000	437,640
City of Chicago IL Waterworks, Water Revenue,
5.00%, 11/1/39	275,000	309,573
Illinois Municipal Electric Agency, Electric, Power & Light Revenue,
Series A, 4.00%, 2/1/34	45,000	49,711
Illinois State Toll Highway Authority, Highway Revenue Tolls,
Series A, 5.00%, 12/1/31	10,000	11,965
Series C, 5.00%, 1/1/36	50,000	57,994
Series A, 5.00%, 1/1/40	1,090,000	1,270,264
Series A, 5.00%, 1/1/44	300,000	371,553

		5,785,373

Indiana - 0.5%
Indiana Finance Authority, Sewer Revenue,
Series A, 5.00%, 10/1/41	100,000	120,023
Indiana Municipal Power Agency, Electric, Power & Light Revenue,
5.00%, 1/1/42	200,000	238,356

		358,379

Kentucky - 0.1%
Kentucky Economic Development Finance Authority, Tax Increment/ Allocation Revenue,
Series A, 4.00%, 12/1/41	30,000	33,262
Kentucky Municipal Power Agency, Electric, Power & Light Revenue,
Series A, 4.00%, 9/1/39	45,000	48,816
Louisville & Jefferson County Metropolitan Sewer District, Sewer Revenue,
Series A, 3.00%, 5/15/46	10,000	10,068

		92,146

Louisiana - 1.9%
Louisiana Local Government Environmental Facilities & Community Development Authority, Industrial Revenue,
3.50%, 11/1/32	250,000	267,925
New Orleans Aviation Board, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 1/1/45	700,000	790,706
Series B, AMT, 5.00%, 1/1/48	250,000	291,095

		1,349,726

Maryland - 0.3%
State of Maryland Department of Transportation, Fuel Sales Tax Revenue,
3.50%, 10/1/33	190,000	209,889

Massachusetts - 0.7%
Massachusetts Port Authority, Private Airport & Marina Revenue,
Series C, 5.00%, 7/1/44	400,000	497,080

Michigan - 1.0%
Great Lakes Water Authority Sewage Disposal System Revenue, Water Revenue,
Series C, 5.00%, 7/1/36	430,000	512,435
Great Lakes Water Authority Water Supply System Revenue, Water Revenue,
Series A, 5.00%, 7/1/46	125,000	148,874
Lansing Board of Water & Light, Electric, Power & Light Revenue,
Series A, 5.00%, 7/1/48	50,000	62,327

		723,636

Minnesota - 0.2%
Minneapolis-St Paul Metropolitan Airports Commission, Private Airport & Marina Revenue,
Sub-Series B, 5.00%, 1/1/44	100,000	123,676

Missouri - 0.4%
Metropolitan St Louis Sewer District, Sewer Revenue,
Series A, 5.00%, 5/1/47	245,000	297,989

Nevada - 1.3%
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax,
Series B, 5.00%, 7/1/43	500,000	609,150
Series B, 4.00%, 7/1/49	250,000	276,930

		886,080

New Jersey - 4.2%
New Jersey Turnpike Authority, Highway Revenue Tolls,
Series A, 5.00%, 1/1/31	10,000	12,472
Series B, 5.00%, 1/1/31	20,000	25,524
Series A, 5.00%, 1/1/33	10,000	12,375
Series B, 5.00%, 1/1/34	130,000	163,489
Series G, 3.25%, 1/1/38	395,000	420,987

[815182.PARTF]169

Series E, 5.00%, 1/1/45	1,350,000	1,562,220
Series A, 5.00%, 1/1/48	650,000	808,418

		3,005,485

New York - 20.9%
Long Island Power Authority, Electric, Power & Light Revenue,
5.00%, 9/1/44	700,000	805,133
Metropolitan Transportation Authority, Fuel Sales Tax Revenue,
Series A, 5.25%, 11/15/32	600,000	759,354
Metropolitan Transportation Authority, Transit Revenue,
Series D, 5.00%, 11/15/33	100,000	126,144
Series C-1, 4.00%, 11/15/37	155,000	177,103
Series B, 5.00%, 11/15/37	1,000,000	1,213,580
Sub-Series D-1, 5.00%, 11/15/39	20,000	23,134
Series D, 4.00%, 11/15/42	300,000	336,912
Series A, Sub-Series A-2, 5.00%, 11/15/44	100,000	123,469
Sub-Series D-1, 5.25%, 11/15/44	50,000	58,545
Sub-Series A-1, 5.00%, 11/15/45	200,000	231,928
Series D, 4.00%, 11/15/46	500,000	558,310
New York City Transitional Finance Authority Future Tax Secured Revenue, Income Tax Revenue,
Series A, Sub-Series E-1, 5.00%, 2/1/36	200,000	245,800
Sub-Series B-1, 5.00%, 8/1/39	200,000	233,146
Sub-Series A-1, 5.00%, 5/1/40	500,000	602,040
Sub-Series A-1, 4.00%, 5/1/42	15,000	16,782
New York City Transitional Finance Authority Future Tax Secured Revenue, Sales Tax Revenue,
Series E-1, 5.00%, 2/1/41	250,000	292,870
New York City Water & Sewer System, Water Revenue,
Series CC-1, 4.00%, 6/15/37	95,000	109,261
Series GG, 5.00%, 6/15/39	650,000	773,442
Series HH, 5.00%, 6/15/39	150,000	178,487
Series AA, 4.00%, 6/15/40	500,000	587,205
Sub-Series EE-2, 5.00%, 6/15/40	35,000	44,626
Sub-Series CC-1, 4.00%, 6/15/46	50,000	55,734
Series CC, 5.00%, 6/15/46	500,000	589,205
Sub-Series CC-1, 5.00%, 6/15/46	300,000	360,549
Series DD, 5.00%, 6/15/47	1,200,000	1,457,436
Series CC, 5.00%, 6/15/48	965,000	1,173,730
Series DD-1, 5.00%, 6/15/48	300,000	368,730
Series BB-1, 4.00%, 6/15/49	200,000	231,094
Series DD-1, 5.00%, 6/15/49	400,000	494,240
New York Convention Center Development Corp., Hotel Occupancy Tax,
Series A, 5.00%, 11/15/46	25,000	30,023
New York State Environmental Facilities Corp., Lease Revenue,
Sub-Series E, 5.00%, 6/15/42	100,000	123,524
New York Transportation Development Corp., Industrial Revenue,
AMT, 5.00%, 1/1/30	400,000	491,956
AMT, 5.00%, 1/1/34	500,000	606,290
Port Authority of New York & New Jersey, Private Airport & Marina Revenue,
5.00%, 10/15/35	65,000	78,722
5.00%, 10/15/41	1,150,000	1,373,411

		14,931,915

Ohio - 0.5%
Northeast Ohio Regional Sewer District, Sewer Revenue,
3.00%, 11/15/40	100,000	104,690
4.00%, 11/15/49	200,000	216,262
Ohio Water Development Authority Water Pollution Control Loan Fund, Water Revenue,
Series A, 5.00%, 12/1/29	10,000	12,722
Series A, 5.00%, 6/1/30	10,000	12,690

		346,364

Oklahoma - 1.0%
Oklahoma Turnpike Authority, Highway Revenue Tolls,
Series C, 4.00%, 1/1/42	350,000	392,109
Series A, 5.00%, 1/1/43	280,000	337,912

		730,021

Pennsylvania - 5.8%
City of Philadelphia PA Airport Revenue, Private Airport & Marina Revenue,
Series B, AMT, 5.00%, 7/1/47	300,000	356,076
City of Philadelphia PA Water & Wastewater, Water Revenue,
Series A, 5.00%, 10/1/48	35,000	43,116
Delaware River Joint Toll Bridge Commission, Highway Revenue Tolls,
5.00%, 7/1/42	40,000	48,998
Pennsylvania Economic Development Financing Authority, Appropriations,
5.00%, 12/31/34	390,000	454,912

[815182.PARTF]170

Pennsylvania Turnpike Commission, Fran. Tax & Bus. LIC Fees,
Series A, 5.25%, 12/1/44	300,000	379,239
Pennsylvania Turnpike Commission, Highway Revenue Tolls,
Sub-Series B-1, 5.00%, 6/1/42	100,000	118,334
Series A-2, 5.00%, 12/1/43	250,000	308,822
Sub-Series A, 5.00%, 12/1/44	500,000	613,245
Series A-1, 5.00%, 12/1/46	900,000	1,060,146
Series A-1, 5.00%, 12/1/47	500,000	605,170
Sub-Series A, 4.00%, 12/1/49	100,000	112,612

		4,100,670

Puerto Rico - 1.0%
Puerto Rico Highway & Transportation Authority, Fuel Sales Tax Revenue,
Series CC, 5.25%, 7/1/36	400,000	445,844
Series N, 5.25%, 7/1/36	175,000	195,029
Puerto Rico Highway & Transportation Authority, Highway Revenue Tolls,
Series L, 5.25%, 7/1/35	50,000	53,858
Series L, 5.25%, 7/1/41	25,000	27,670

		722,401

South Carolina - 1.8%
South Carolina Public Service Authority, Miscellaneous Revenue,
Series C, 5.00%, 12/1/46	730,000	831,040
South Carolina Public Service Authority, Nuclear Revenue,
Series A, 5.00%, 12/1/55	365,000	417,505
Series E, 5.25%, 12/1/55	50,000	58,498

		1,307,043

Texas - 7.5%
Central Texas Regional Mobility Authority, Highway Revenue Tolls,
Series A, 5.00%, 1/1/45	100,000	114,503
City of Houston TX Combined Utility System, Water Revenue,
Series B, 5.00%, 11/15/36	500,000	612,160
Series D, 5.00%, 11/15/39	85,000	98,778
City of San Antonio TX Electric & Gas Systems, Electric, Power & Light Revenue,
5.00%, 2/1/47	150,000	182,121
County of Harris TX, Highway Revenue Tolls,
Series A, 5.00%, 8/15/47	200,000	238,158
Dallas Area Rapid Transit, Sales Tax Revenue,
Series A, 5.00%, 12/1/46	300,000	354,486
North Texas Tollway Authority, Highway Revenue Tolls,
Series A, 5.00%, 1/1/38	500,000	580,220
Series A, 5.00%, 1/1/48	1,500,000	1,819,500
Series B, 5.00%, 1/1/48	390,000	464,158
San Antonio Water System, Water Revenue,
Series B, 5.00%, 5/15/39	155,000	182,390
Texas Water Development Board, Water Revenue,
Series A, 5.00%, 10/15/45	600,000	713,460

		5,359,934

Utah - 1.8%
Salt Lake City Corp Airport, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 7/1/43	400,000	486,252
Series A, AMT, 5.00%, 7/1/47	450,000	534,465
Series A, AMT, 5.25%, 7/1/48	225,000	277,402

		1,298,119

Virginia - 2.4%
Chesapeake Bay Bridge & Tunnel District, Highway Revenue Tolls,
5.00%, 7/1/41	190,000	228,340
Virginia Small Business Financing Authority, Highway Revenue Tolls,
5.00%, 12/31/52	550,000	636,542
AMT, 5.00%, 12/31/56	750,000	865,163

		1,730,045

Washington - 1.8%
Central Puget Sound Regional Transit Authority, Sales Tax Revenue,
Series S-1, 5.00%, 11/1/29	10,000	12,198
Series S-1, 5.00%, 11/1/35	120,000	144,632
Series S-1, 5.00%, 11/1/45	400,000	476,392
Energy Northwest, Nuclear Revenue,
Series A, 5.00%, 7/1/38	300,000	385,755
Port of Seattle WA, Private Airport & Marina Revenue,
Series C, AMT, 5.25%, 5/1/42	190,000	231,542

		1,250,519

Wisconsin - 0.5%
Wisconsin Department of Transportation, Miscellaneous Revenue,
Series 2, 5.00%, 7/1/30	45,000	56,976

[815182.PARTF]171

Wisconsin Health & Educational Facilities Authority, Electric, Power & Light Revenue,
5.00%, 4/1/44	245,000	300,233

		357,209

TOTAL MUNICIPAL BONDS (Cost $66,301,981)		70,653,244

TOTAL INVESTMENTS - 99.0% (Cost $66,301,981)		$70,653,244
Other assets and liabilities, net - 1.0%		726,257

NET ASSETS - 100.0%		$71,379,501

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

AMT:	Alternative Minimum Tax

[815182.PARTF]172

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds(a)	$—	$70,653,244	$—	$70,653,244

TOTAL	$—	$70,653,244	$—	$70,653,244

(a)	See Schedule of Investments for additional detailed categorizations.

[815182.PARTF]173

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

August 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.6%
Australia - 2.8%
AGL Energy Ltd.	5,721	$73,082
Alumina Ltd.	21,344	31,206
Aurizon Holdings Ltd.	17,351	69,089
Bendigo & Adelaide Bank Ltd.	4,252	32,028
Boral Ltd.	10,222	29,270
Coca-Cola Amatil Ltd.	4,418	32,356
Crown Resorts Ltd.	2,935	23,749
Fortescue Metals Group Ltd.(a)	12,081	65,117
Harvey Norman Holdings Ltd.(a)	4,627	13,654
Insurance Australia Group Ltd.	20,153	109,439
Lendlease Group(b)	4,920	56,551
Medibank Pvt Ltd.	24,017	58,901
Wesfarmers Ltd.	9,736	256,482

		850,924

Austria - 0.1%
ANDRITZ AG	588	20,747
voestalpine AG(a)	970	22,379

		43,126

Belgium - 0.1%
Proximus SADP	1,324	39,207

Brazil - 0.5%
BB Seguridade Participacoes SA	6,043	47,777
Cosan SA	1,298	15,703
Hypera SA	3,326	25,894
Petrobras Distribuidora SA	6,052	42,180
Porto Seguro SA	872	11,817

		143,371

Canada - 10.8%
Bank of Nova Scotia	10,561	562,702
BCE, Inc.	1,310	62,109
Canadian Imperial Bank of Commerce	3,841	298,105
CI Financial Corp.	2,022	29,034
First Capital Realty, Inc.	1,526	25,472
Great-West Lifeco, Inc.	2,427	51,835
IGM Financial, Inc.	778	21,054
Inter Pipeline Ltd.	3,535	64,592
Keyera Corp.	1,839	44,467
Manulife Financial Corp.	17,126	284,703
Pembina Pipeline Corp.	4,432	162,564
Power Corp. of Canada	2,626	55,472
Power Financial Corp.	2,251	48,093
Royal Bank of Canada	12,408	929,853
Sun Life Financial, Inc.	5,142	211,167
TC Energy Corp.	7,980	409,690
TELUS Corp.	1,727	62,683

		3,323,595

Chile - 0.3%
Aguas Andinas SA, Class A	24,132	13,315
Banco Santander Chile	587,727	42,107
Cia Cervecerias Unidas SA	1,170	13,318
Enel Chile SA	274,190	23,710

		92,450

China - 5.9%
Beijing Capital International Airport Co. Ltd., Class H	15,636	13,131
China Construction Bank Corp., Class H	833,720	619,277
China Petroleum & Chemical Corp., Class A	10,400	7,237
China Petroleum & Chemical Corp., Class H	221,256	129,613
China Shenhua Energy Co. Ltd., Class H	29,316	57,320
China Vanke Co. Ltd., Class H	12,597	43,569
China Yangtze Power Co. Ltd., Class A	8,800	22,895
CIFI Holdings Group Co. Ltd.	25,109	13,523
CNOOC Ltd.	154,094	230,098
Country Garden Holdings Co. Ltd.	65,580	81,605
Dongfeng Motor Group Co. Ltd., Class H	21,385	19,869
Gemdale Corp., Class A	1,900	2,981
Guangzhou Automobile Group Co. Ltd., Class H	24,733	24,937
Henan Shuanghui Investment & Development Co. Ltd., Class A	700	2,187
Hengan International Group Co. Ltd.	6,222	40,975
Huayu Automotive Systems Co. Ltd., Class A	900	3,135
Industrial & Commercial Bank of China Ltd., Class H	564,541	356,650
Jiangsu Expressway Co. Ltd., Class H	11,455	15,204
Logan Property Holdings Co. Ltd.	11,208	15,821
RiseSun Real Estate Development Co. Ltd., Class A	2,000	2,266
SAIC Motor Corp. Ltd., Class A	3,300	11,564
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	10,240	11,479
Shenergy Co. Ltd., Class A	3,400	2,736
Shenzhen Overseas Chinese Town Co. Ltd., Class A	3,000	2,855
Sinopec Shanghai Petrochemical Co. Ltd., Class H	31,429	9,065
Sinotruk Hong Kong Ltd.	5,862	9,053
Weichai Power Co. Ltd., Class A	2,100	3,398
Weichai Power Co. Ltd., Class H	17,411	26,665

[815182.PARTF]174

Yuzhou Properties Co. Ltd.	13,341	5,619
Zhejiang Expressway Co. Ltd., Class H	13,193	11,046

		1,795,773

Colombia - 0.1%
Ecopetrol SA	43,023	34,418

Czech Republic - 0.1%
Komercni banka AS	673	23,922

Finland - 1.5%
Elisa OYJ	1,240	62,488
Nokian Renkaat OYJ	1,078	29,560
Nordea Bank Abp	378	2,361
Orion OYJ, Class B	874	32,503
Sampo OYJ, Class A	3,786	150,680
Stora Enso OYJ, Class R	5,235	58,631
UPM-Kymmene OYJ	4,652	125,616

		461,839

France - 8.1%
Amundi SA, 144A	510	32,659
AXA SA	16,737	384,668
Bouygues SA	1,942	73,890
CNP Assurances	1,497	27,235
Eutelsat Communications SA	1,526	26,586
Sanofi	9,730	837,069
SCOR SE	1,421	56,789
Societe BIC SA	236	15,100
TOTAL SA	20,699	1,034,655

		2,488,651

Germany - 9.0%
Allianz SE	3,674	811,222
Axel Springer SE	421	28,977
BASF SE	7,931	525,613
Bayer AG	8,074	598,753
Bayerische Motoren Werke AG	2,888	193,401
Covestro AG, 144A	1,517	68,812
Daimler AG	7,870	370,117
Evonik Industries AG	1,670	42,630
Hannover Rueck SE	524	83,558
Innogy SE	1,293	53,682

		2,776,765

Greece - 0.1%
Motor Oil Hellas Corinth Refineries SA	534	13,079
OPAP SA	1,831	19,337

		32,416

Hong Kong - 4.6%
BOC Hong Kong Holdings Ltd.	32,367	109,262
China Everbright Ltd.	7,540	8,613
China Merchants Port Holdings Co. Ltd.	10,923	17,063
China Mobile Ltd.	53,228	441,226
China Resources Cement Holdings Ltd.	22,735	20,166
China Resources Power Holdings Co. Ltd.	17,365	22,960
CLP Holdings Ltd.	14,148	145,807
Guangdong Investment Ltd.	26,070	54,966
Hang Lung Properties Ltd.	17,129	38,738
Hang Seng Bank Ltd.	6,677	139,414
Henderson Land Development Co. Ltd.	12,928	60,223
HKT Trust & HKT Ltd.(b)	32,256	50,471
Hysan Development Co. Ltd.	5,903	23,920
Kingboard Holdings Ltd.	5,616	13,160
Kingboard Laminates Holdings Ltd.	7,168	5,663
Lee & Man Paper Manufacturing Ltd.	9,205	4,875
New World Development Co. Ltd.	53,960	67,352
NWS Holdings Ltd.	14,167	24,409
Power Assets Holdings Ltd.	12,327	82,124
Shimao Property Holdings Ltd.	9,593	27,180
Sino Land Co. Ltd.	27,103	38,742
Yue Yuen Industrial Holdings Ltd.	6,702	17,150

		1,413,484

India - 0.3%
Bharat Petroleum Corp. Ltd.	5,675	28,233
Bharti Infratel Ltd.	3,120	10,943
Indian Oil Corp. Ltd.	15,922	27,303
Oil & Natural Gas Corp. Ltd.	22,062	37,446

		103,925

Indonesia - 0.6%
PT Adaro Energy Tbk	141,579	11,228
PT Indofood Sukses Makmur Tbk	38,264	21,378
PT Telekomunikasi Indonesia Persero Tbk	431,921	135,499
PT United Tractors Tbk	14,596	21,531

		189,636

Italy - 1.1%
Assicurazioni Generali SpA	9,552	173,251
Snam SpA	17,448	88,368
Terna Rete Elettrica Nazionale SpA	12,266	77,130

		338,749

Japan - 7.1%
Canon, Inc.	8,670	225,520
Daito Trust Construction Co. Ltd.	600	77,328
Japan Tobacco, Inc.	10,309	218,573
Komatsu Ltd.	7,900	167,981
Marubeni Corp.	13,400	85,605
Mitsubishi Chemical Holdings Corp.	11,400	78,316
Mitsubishi Gas Chemical Co., Inc.	1,500	18,060
Mitsubishi Tanabe Pharma Corp.	2,100	23,227
MS&AD Insurance Group Holdings, Inc.	4,078	129,741

[815182.PARTF]175

Nikon Corp.	2,700	33,450
Nippon Steel Corp.	7,200	100,798
Nissan Motor Co. Ltd.	19,781	122,326
NSK Ltd.	3,000	24,080
NTT DOCOMO, Inc.	11,500	290,574
Sekisui House Ltd.	5,375	95,478
Subaru Corp.(a)	5,348	143,393
Sumitomo Chemical Co. Ltd.	13,000	56,950
Tokyo Electron Ltd.	1,400	250,667
Yamaha Motor Co. Ltd.	2,400	39,297

		2,181,364

Luxembourg - 0.1%
RTL Group SA(a)	358	16,708

Macau - 0.3%
Sands China Ltd.	20,911	95,009

Malaysia - 0.3%
AirAsia Group Bhd	10,400	4,427
HAP Seng Consolidated Bhd	6,082	14,346
Maxis Bhd	19,800	26,224
MISC Bhd	10,500	18,126
Petronas Gas Bhd	5,200	19,883
Westports Holdings Bhd	6,200	6,192

		89,198

Mexico - 0.3%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,119	29,718
Grupo Mexico SAB de CV, Series B	30,550	70,273

		99,991

Netherlands - 0.2%
Randstad NV	1,037	48,478

New Zealand - 0.2%
Spark New Zealand Ltd.	16,009	44,628

Norway - 1.5%
Equinor ASA	8,527	145,890
Gjensidige Forsikring ASA	1,826	35,282
Mowi ASA	3,824	91,545
Orkla ASA	6,662	61,102
Telenor ASA	6,418	131,866

		465,685

Peru - 0.1%
Southern Copper Corp.(a)	743	23,479

Philippines - 0.1%
Aboitiz Power Corp.	10,900	7,956
DMCI Holdings, Inc.	35,100	6,102
Globe Telecom, Inc.	267	10,412
Manila Electric Co.	1,990	13,953

		38,423

Poland - 0.2%
Powszechny Zaklad Ubezpieczen SA	5,280	49,703

Portugal - 0.4%
EDP - Energias de Portugal SA	22,320	84,506
Jeronimo Martins SGPS SA	2,160	35,704

		120,210

Qatar - 0.2%
Barwa Real Estate Co.	18,480	17,253
Masraf Al Rayan QSC	31,158	31,058
Qatar Electricity & Water Co. QSC	4,440	18,410

		66,721

Russia - 3.5%
Alrosa PJSC	23,277	25,950
Gazprom PJSC	91,857	320,135
Inter RAO UES PJSC	294,524	18,968
LUKOIL PJSC	3,415	275,794
MMC Norilsk Nickel PJSC	550	132,836
Mobile TeleSystems PJSC, ADR	4,358	34,995
Novolipetsk Steel PJSC	10,452	23,355
PhosAgro PJSC, GDR	1,134	14,651
Polymetal International PLC	1,881	27,242
Severstal PJSC	1,813	27,294
Tatneft PJSC	13,135	146,531
X5 Retail Group NV, GDR	1,064	36,715

		1,084,466

Saudi Arabia - 0.6%
Advanced Petrochemical Co.	818	12,213
Banque Saudi Fransi	4,680	43,672
Jarir Marketing Co.	501	20,757
Samba Financial Group	8,470	64,812
Saudi British Bank	3,197	27,276
Yanbu National Petrochemical Co.	1,953	27,910

		196,640

Singapore - 1.0%
ComfortDelGro Corp. Ltd.	18,487	32,651
Singapore Exchange Ltd.	7,141	42,212
Singapore Technologies Engineering Ltd.	13,456	38,218
Singapore Telecommunications Ltd.	71,446	163,267
Venture Corp. Ltd.	2,300	25,169

		301,517

South Africa - 2.5%
Absa Group Ltd.(a)	6,287	63,637
Exxaro Resources Ltd.	2,090	18,744
FirstRand Ltd.	29,347	115,948
Foschini Group Ltd.	1,824	18,079
Investec Ltd.	2,717	14,331
Investec PLC	5,951	30,613
Kumba Iron Ore Ltd.(a)	563	14,571
Liberty Holdings Ltd.(a)	1,209	8,729
Nedbank Group Ltd.	3,225	48,002
Netcare Ltd.	10,149	10,895
Old Mutual Ltd.(a)	43,095	51,628
RMB Holdings Ltd.	6,391	30,074
Sanlam Ltd.	15,568	74,591

[815182.PARTF]176

SPAR Group Ltd.	1,510	17,287
Standard Bank Group Ltd.	11,294	131,850
Telkom SA SOC Ltd.	2,578	13,517
Tiger Brands Ltd.	1,410	19,401
Truworths International Ltd.	4,160	14,430
Vodacom Group Ltd.	5,602	42,536
Woolworths Holdings Ltd.(a)	9,180	33,362

		772,225

South Korea - 0.7%
Hyundai Marine & Fire Insurance Co. Ltd.	590	11,642
KT&G Corp.	1,013	85,305
Orange Life Insurance Ltd., 144A	307	6,831
Samsung Fire & Marine Insurance Co. Ltd.	266	50,290
SK Telecom Co. Ltd.	165	32,625
Woongjin Coway Co. Ltd.	432	30,031

		216,724

Spain - 2.8%
Aena SME SA, 144A	590	106,557
Enagas SA	2,029	44,365
Endesa SA	2,768	71,238
Iberdrola SA	51,704	532,494
Mapfre SA	9,397	24,505
Red Electrica Corp. SA	3,773	75,310

		854,469

Sweden - 0.6%
Electrolux AB, Series B	1,965	43,981
Hennes & Mauritz AB, Class B(a)	7,009	134,351

		178,332

Switzerland - 8.3%
Adecco Group AG	1,377	72,451
Kuehne + Nagel International AG	469	68,280
Roche Holding AG	5,946	1,626,144
Swiss Life Holding AG	293	138,971
Swiss Prime Site AG	664	66,101
Swisscom AG	227	113,357
Zurich Insurance Group AG	1,312	467,013

		2,552,317

Taiwan - 3.9%
Catcher Technology Co. Ltd.	5,636	39,565
Cathay Financial Holding Co. Ltd.	64,278	82,164
Chicony Electronics Co. Ltd.	5,058	14,203
Chunghwa Telecom Co. Ltd.	32,498	112,776
Compal Electronics, Inc.	35,350	20,202
CTBC Financial Holding Co. Ltd.	161,641	104,724
Far EasTone Telecommunications Co. Ltd.	13,319	31,039
First Financial Holding Co. Ltd.	87,032	59,573
Formosa Chemicals & Fibre Corp.	30,506	85,564
Formosa Petrochemical Corp.	10,455	32,354
Formosa Plastics Corp.	38,273	114,661
Formosa Taffeta Co. Ltd.	6,959	7,544
Foxconn Technology Co. Ltd.	8,820	17,803
Fubon Financial Holding Co. Ltd.	58,547	81,362
Inventec Corp.	20,437	13,989
Lite-On Technology Corp.	18,650	29,688
Micro-Star International Co. Ltd.	6,187	16,506
Nan Ya Plastics Corp.	45,012	98,594
Nanya Technology Corp.	10,424	23,364
Nien Made Enterprise Co. Ltd.	1,556	13,623
Novatek Microelectronics Corp.	5,087	30,124
Pegatron Corp.	16,150	26,942
Phison Electronics Corp.	1,440	13,226
Pou Chen Corp.	20,417	25,481
Powertech Technology, Inc.	6,531	15,615
Taiwan Mobile Co. Ltd.	13,427	47,877
Vanguard International Semiconductor Corp.	6,761	13,776
Winbond Electronics Corp.	24,042	13,050
Zhen Ding Technology Holding Ltd.	4,367	16,128

		1,201,517

Thailand - 1.1%
Land & Houses PCL, NVDR	59,800	21,125
PTT Global Chemical PCL, NVDR	19,145	33,346
PTT PCL, NVDR	100,800	145,896
Siam Cement PCL	2,700	36,739
Siam Cement PCL, NVDR	4,000	54,428
Siam Commercial Bank PCL, NVDR	7,100	28,681
Thai Oil PCL, NVDR	11,000	24,376

		344,591

Turkey - 0.2%
Eregli Demir ve Celik Fabrikalari TAS	10,400	11,442
Ford Otomotiv Sanayi AS	647	6,524
TAV Havalimanlari Holding AS	1,930	7,818
Tupras Turkiye Petrol Rafinerileri AS	1,029	22,253
Turkcell Iletisim Hizmetleri AS	9,594	21,292

		69,329

United Arab Emirates - 0.6%
Abu Dhabi Commercial Bank PJSC	24,265	57,407
Aldar Properties PJSC	31,930	19,472
Dubai Islamic Bank PJSC	15,792	22,012
Emaar Development PJSC	6,985	7,816
Emaar Malls PJSC	22,814	12,049
Emirates Telecommunications Group Co. PJSC	15,169	69,792

		188,548

United Kingdom - 14.8%
Admiral Group PLC	1,648	43,091
AstraZeneca PLC	11,343	1,010,915
BAE Systems PLC	27,873	185,205

[815182.PARTF]177

Barratt Developments PLC	8,846	68,129
BT Group PLC	73,547	148,363
Direct Line Insurance Group PLC	11,821	40,756
easyJet PLC	1,387	16,273
G4S PLC	13,528	28,650
GlaxoSmithKline PLC	43,032	896,991
Imperial Brands PLC	8,239	213,170
ITV PLC	30,851	43,565
Kingfisher PLC	18,400	43,573
Legal & General Group PLC	51,272	137,122
Marks & Spencer Group PLC	17,004	39,812
Micro Focus International PLC	3,000	40,511
National Grid PLC	29,553	308,984
Next PLC	1,197	86,533
Persimmon PLC	2,767	64,110
Rio Tinto Ltd.	3,194	188,468
Rio Tinto PLC	9,824	496,453
Schroders PLC	1,084	36,040
Severn Trent PLC	2,067	52,133
SSE PLC	8,952	125,484
Standard Life Aberdeen PLC	20,773	63,069
Taylor Wimpey PLC	28,590	50,817
WPP PLC	11,001	129,983

		4,558,200

TOTAL COMMON STOCKS (Cost $32,036,380)		30,010,723

PREFERRED STOCKS - 1.5%
Brazil - 0.5%
Itausa - Investimentos Itau SA	38,511	114,539
Telefonica Brasil SA	3,867	50,226

		164,765

Chile - 0.1%
Sociedad Quimica y Minera de Chile SA, Class B	910	22,512

Germany - 0.1%
Bayerische Motoren Werke AG	486	26,172

South Korea - 0.8%
Hyundai Motor Co.	199	12,486
Hyundai Motor Co. - 2nd Preferred	312	22,255
Samsung Electronics Co. Ltd.	7,123	216,704

		251,445

TOTAL PREFERRED STOCKS (Cost $467,778)		464,894

SECURITIES LENDING COLLATERAL - 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04%(c)(d) (Cost $205,338)	205,338	205,338

CASH EQUIVALENTS - 0.2%
DWS Government Money Market Series “Institutional Shares”, 2.09%(c) (Cost $65,118)	65,118	65,118

TOTAL INVESTMENTS - 100.0% (Cost $32,774,614)		$30,746,073
Other assets and liabilities, net - 0.0%		(1,508)

NET ASSETS - 100.0%		$30,744,565

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

[815182.PARTF]178

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
SECURITIES LENDING COLLATERAL — 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04%(c)(d)
372,442	—	(167,104)	(e)	—	—	858	—	205,338	205,338
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 2.09%(c)
7,618	1,853,552	(1,796,052)		—	—	486	—	65,118	65,118

380,060	1,853,552	(1,963,156)		—	—	1,344	—	270,456	270,456

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2019 amounted to $366,360, which is 1.2% of net assets.

(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $227,989.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2019.

ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
QSC:	Qatari Shareholders Company
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[815182.PARTF]179

At August 31, 2019 the Xtrackers MSCI All World ex US High Dividend Yield Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$8,336,599	27.4%
Health Care	5,062,390	16.6
Energy	3,461,150	11.4
Materials	2,799,487	9.2
Communication Services	2,495,809	8.1
Consumer Discretionary	2,318,995	7.6
Utilities	2,034,459	6.7
Industrials	1,259,953	4.1
Information Technology	1,081,574	3.6
Consumer Staples	889,015	2.9
Real Estate	736,186	2.4

Total	$30,475,617	100.0%

At August 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(f)
MSCI EAFE Futures	USD	2	$190,390	$184,390	9/20/2019	$(6,000)
MSCI Emerging Markets Index Futures	USD	1	48,760	49,200	9/20/2019	440

Total net unrealized depreciation						$(5,560)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2019.

Currency Abbreviations

USD	U.S. Dollar

[815182.PARTF]180

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(g)	$30,010,723	$—	$—	$30,010,723
Preferred Stocks(g)	464,894	—	—	464,894
Short-Term Investments(g)	270,456	—	—	270,456
Derivatives(h)
Futures Contracts	440	—	—	440

TOTAL	$30,746,513	$—	$—	$30,746,513

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(h)
Futures Contracts	$(6,000)	$—	$—	$(6,000)

TOTAL	$(6,000)	$—	$—	$(6,000)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

[815182.PARTF]181

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

August 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.0%
Australia - 4.8%
Alumina Ltd.	424,508	$620,647
Aurizon Holdings Ltd.	340,814	1,357,075
Bendigo & Adelaide Bank Ltd.	84,321	635,150
Boral Ltd.	198,582	568,627
Coca-Cola Amatil Ltd.	86,729	635,174
Crown Resorts Ltd.	60,943	493,135
Fortescue Metals Group Ltd.(a)	235,695	1,270,397
Harvey Norman Holdings Ltd.(a)	88,694	261,738
Insurance Australia Group Ltd.	394,308	2,141,261
Medibank Pvt Ltd.	471,294	1,155,826
Wesfarmers Ltd.	193,261	5,091,197

		14,230,227

Austria - 0.3%
ANDRITZ AG	12,351	435,793
voestalpine AG(a)	18,801	433,762

		869,555

Belgium - 0.3%
Proximus SADP	26,170	774,963

Finland - 2.7%
Elisa OYJ	24,430	1,231,107
Nokian Renkaat OYJ	21,078	577,983
Nordea Bank Abp	7,461	46,612
Nordea Bank Abp	112	700
Orion OYJ, Class B	17,751	660,146
Sampo OYJ, Class A	75,848	3,018,689
UPM-Kymmene OYJ	90,770	2,451,032

		7,986,269

France - 14.0%
Amundi SA, 144A	10,065	644,540
AXA SA	331,215	7,612,348
Bouygues SA	37,932	1,443,244
CNP Assurances	29,109	529,570
Eutelsat Communications SA	29,654	516,625
Sanofi	179,493	15,441,729
SCOR SE	28,305	1,131,192
Societe BIC SA	4,330	277,045
TOTAL SA	276,751	13,833,611

		41,429,904

Germany - 13.8%
Allianz SE	65,158	14,386,935
BASF SE	156,442	10,367,922
Bayerische Motoren Werke AG	55,933	3,745,668
Covestro AG, 144A	29,523	1,339,178
Daimler AG	155,021	7,290,468
Evonik Industries AG	31,564	805,734
Hannover Rueck SE	10,095	1,609,760
Innogy SE	25,168	1,044,904
Innogy SE, 144A	2,278	113,617

		40,704,186

Hong Kong - 3.7%
BOC Hong Kong Holdings Ltd.	629,521	2,125,091
Hang Lung Properties Ltd.	345,700	781,816
Hang Seng Bank Ltd.	130,247	2,719,522
HKT Trust & HKT Ltd.(b)	645,287	1,009,683
New World Development Co. Ltd.	1,042,592	1,301,352
NWS Holdings Ltd.	263,379	453,792
Power Assets Holdings Ltd.	235,747	1,570,574
Sino Land Co. Ltd.	516,834	738,772
Yue Yuen Industrial Holdings Ltd.	133,683	342,084

		11,042,686

Italy - 2.3%
Assicurazioni Generali SpA	186,410	3,381,030
Snam SpA	360,972	1,828,197
Terna Rete Elettrica Nazionale SpA	239,540	1,506,261

		6,715,488

Japan - 11.6%
Canon, Inc.	169,834	4,417,652
Daito Trust Construction Co. Ltd.	12,100	1,559,452
Japan Tobacco, Inc.	206,400	4,376,119
Komatsu Ltd.	156,700	3,331,969
Mitsubishi Chemical Holdings Corp.	225,500	1,549,151
Mitsubishi Gas Chemical Co., Inc.	25,800	310,635
Mitsubishi Tanabe Pharma Corp.	41,600	460,110
Nissan Motor Co. Ltd.	402,800	2,490,913
NTT DOCOMO, Inc.	224,300	5,667,461
Sekisui House Ltd.	105,224	1,869,140
Subaru Corp.(a)	104,800	2,809,937
Tokyo Electron Ltd.	26,800	4,798,474
Yamaha Motor Co. Ltd.	49,500	810,505

		34,451,518

Luxembourg - 0.1%
RTL Group SA(a)	7,385	344,665

Macau - 0.6%
Sands China Ltd.	412,613	1,874,712

Netherlands - 0.3%
Randstad NV	20,276	947,864

New Zealand - 0.3%
Spark New Zealand Ltd.	311,587	868,609

Norway - 1.7%
Gjensidige Forsikring ASA	33,574	648,713
Mowi ASA	76,089	1,821,541
Telenor ASA	125,057	2,569,462

		5,039,716

Portugal - 0.8%
EDP - Energias de Portugal SA	443,890	1,680,612
Jeronimo Martins SGPS SA	41,467	685,440

		2,366,052

[815182.PARTF]182

Singapore - 2.0%
ComfortDelGro Corp. Ltd.	365,600	645,703
Singapore Exchange Ltd.	137,750	814,266
Singapore Technologies Engineering Ltd.	264,890	752,355
Singapore Telecommunications Ltd.	1,395,398	3,188,734
Venture Corp. Ltd.	46,800	512,128

		5,913,186

Spain - 5.7%
Aena SME SA, 144A	11,489	2,074,972
Enagas SA	38,532	842,515
Endesa SA	54,169	1,394,106
Iberdrola SA	1,023,360	10,539,478
Mapfre SA	187,988	490,228
Red Electrica Corp. SA	73,555	1,468,170

		16,809,469

Switzerland - 4.7%
Kuehne + Nagel International AG	9,222	1,342,594
Swiss Prime Site AG	12,971	1,291,266
Swisscom AG	4,425	2,209,705
Zurich Insurance Group AG	25,836	9,196,462

		14,040,027

United Kingdom - 29.3%
Admiral Group PLC	31,864	833,156
AstraZeneca PLC	206,749	18,425,954
BAE Systems PLC	544,553	3,618,334
Barratt Developments PLC	171,144	1,318,098
BT Group PLC	1,436,133	2,897,037
Direct Line Insurance Group PLC	230,814	795,786
easyJet PLC	26,756	313,922
G4S PLC	261,252	553,291
GlaxoSmithKline PLC	762,749	15,899,303
Imperial Brands PLC	162,810	4,212,423
ITV PLC	612,526	864,947
Kingfisher PLC	365,938	866,582
Legal & General Group PLC	1,008,729	2,697,746
Marks & Spencer Group PLC	328,273	768,592
Micro Focus International PLC	59,438	802,623
National Grid PLC	587,299	6,140,358
Next PLC	23,876	1,726,035
Persimmon PLC	53,851	1,247,707
Rio Tinto Ltd.	63,400	3,741,047
Rio Tinto PLC	195,507	9,879,893
Schroders PLC	20,795	691,378
Severn Trent PLC	39,804	1,003,924
SSE PLC	175,070	2,454,038
Standard Life Aberdeen PLC	432,039	1,311,715
Taylor Wimpey PLC	555,205	986,851
WPP PLC	214,670	2,536,453

		86,587,193

TOTAL COMMON STOCKS (Cost $311,113,212)		292,996,289

PREFERRED STOCKS - 0.2%
Germany - 0.2%
Bayerische Motoren Werke AG (Cost $802,771)	10,000	538,512

SECURITIES LENDING COLLATERAL - 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04%(c)(d) (Cost $837,086)	837,086	837,086

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.09%(c) (Cost $73,610)	73,610	73,610

TOTAL INVESTMENTS - 99.5% (Cost $312,826,679)		$294,445,497
Other assets and liabilities, net - 0.5%		1,506,954

NET ASSETS - 100.0%		$295,952,451

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

[815182.PARTF]183

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04%(c)(d)
9,051,557	—	(8,214,471)	(e)	—	—	9,226	—	837,086	837,086
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.09%(c)
—	6,902,498	(6,828,888)		—	—	3,146	—	73,610	73,610

9,051,557	6,902,498	(15,043,359)		—	—	12,372	—	910,696	910,696

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2019 amounted to $4,463,713, which is 1.5% of net assets.

(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $4,048,437.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2019.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[815182.PARTF]184

At August 31, 2019 the Xtrackers MSCI EAFE High Dividend Yield Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$58,617,675	20.0%
Health Care	50,887,242	17.3
Consumer Discretionary	35,109,856	12.0
Materials	33,338,024	11.3
Utilities	31,586,754	10.8
Communication Services	24,679,451	8.4
Industrials	17,547,955	6.0
Energy	13,833,611	4.7
Consumer Staples	11,730,697	4.0
Information Technology	10,530,877	3.6
Real Estate	5,672,659	1.9

Total	$293,534,801	100.0%

At August 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(f)
EURO STOXX Futures	EUR	7	$262,777	$263,562	9/20/2019	$4,754
MSCI EAFE Futures	USD	21	1,952,350	1,936,095	9/20/2019	(16,255)

Total net unrealized depreciation						$(11,501)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2019.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

[815182.PARTF]185

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(g)	$292,996,289	$—	$—	$292,996,289
Preferred Stocks	538,512	—	—	538,512
Short-Term Investments(g)	910,696	—	—	910,696
Derivatives(h)
Futures Contracts	4,754	—	—	4,754

TOTAL	$294,450,251	$—	$—	$294,450,251

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(h)
Futures Contracts	$(16,255)	$—	$—	$(16,255)

TOTAL	$(16,255)	$—	$—	$(16,255)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

[815182.PARTF]186

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF

August 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.8%
Austria - 0.7%
ANDRITZ AG	80	$2,823
CA Immobilien Anlagen AG	70	2,482
Erste Group Bank AG*	369	11,894
OMV AG	182	9,302
Raiffeisen Bank International AG	170	3,723
Strabag SE	25	818
Telekom Austria AG*	172	1,320
voestalpine AG(a)	155	3,576

		35,938

Belgium - 3.7%
Ackermans & van Haaren NV	30	4,348
Ageas	199	10,672
Anheuser-Busch InBev SA/NV	1,094	103,851
Colruyt SA	69	3,539
Elia System Operator SA/NV	39	3,238
Groupe Bruxelles Lambert SA	89	8,327
KBC Ancora	45	1,784
KBC Group NV	344	19,942
Proximus SADP	170	5,034
Sofina SA	20	3,867
Solvay SA	90	9,091
Telenet Group Holding NV	60	2,996
UCB SA	145	10,849
Umicore SA	227	7,242
Warehouses De Pauw CVA REIT	20	3,731

		198,511

Finland - 3.4%
Elisa OYJ	184	9,272
Fortum OYJ	536	11,811
Huhtamaki OYJ	120	4,641
Kesko OYJ, Class B	80	5,045
Kone OYJ, Class B	491	28,442
Metso OYJ	145	5,442
Neste OYJ	528	16,653
Nokia OYJ	6,911	34,244
Nokian Renkaat OYJ	155	4,250
Orion OYJ, Class B	130	4,835
Sampo OYJ, Class A	587	23,362
Stora Enso OYJ, Class R	710	7,952
UPM-Kymmene OYJ	647	17,471
Valmet OYJ	154	2,791
Wartsila OYJ Abp	526	6,462

		182,673

France - 34.3%
Accor SA	259	11,198
Aeroports de Paris	35	6,055
Air France-KLM*	314	3,543
Air Liquide SA	501	69,876
Airbus SE	742	102,419
Alstom SA	204	8,732
Amundi SA, 144A	75	4,803
Arkema SA	85	7,466
Atos SE	115	8,723
AXA SA	2,382	54,746
BioMerieux	55	4,479
BNP Paribas SA	1,347	60,871
Bollore SA	1,133	4,819
Bouygues SA	269	10,235
Bureau Veritas SA	344	8,243
Capgemini SE	197	23,680
Carrefour SA	740	12,631
Casino Guichard Perrachon SA(a)	60	2,531
Cie de Saint-Gobain	637	23,023
Cie Generale des Etablissements Michelin SCA	214	22,530
Cie Plastic Omnium SA	80	1,942
CNP Assurances	204	3,711
Covivio REIT	45	4,797
Credit Agricole SA	1,552	17,758
Danone SA	780	69,972
Dassault Systemes SE	170	23,991
Edenred	249	12,148
Eiffage SA	104	10,793
Elis SA	209	3,724
Engie SA	2,281	34,728
EssilorLuxottica SA	364	53,815
Eurazeo SE	64	4,239
Eutelsat Communications SA	170	2,962
Faurecia SE	95	4,159
Gecina SA REIT	55	8,734
Getlink SE	453	6,385
Hermes International	35	23,936
ICADE REIT	40	3,544
Iliad SA	35	3,671
Imerys SA	40	1,634
Ingenico Group SA	65	6,457
Ipsen SA	45	4,738
JCDecaux SA	90	2,410
Kering SA	90	43,649
Klepierre SA REIT	264	8,071
Lagardere SCA	130	2,773
Legrand SA	329	23,268
L’Oreal SA	304	83,226
LVMH Moet Hennessy Louis Vuitton SE	329	131,302
Natixis SA	1,153	4,472
Orange SA	2,352	35,744
Orpea	55	6,953
Pernod Ricard SA	217	41,509
Peugeot SA	690	15,448

[815182.PARTF]187

Publicis Groupe SA	269	12,922
Remy Cointreau SA*	25	3,783
Renault SA	259	14,877
Rexel SA	324	3,443
Rubis SCA	105	6,082
Safran SA	393	57,193
Sanofi	1,293	111,236
Sartorius Stedim Biotech	30	4,652
Schneider Electric SE	665	55,774
SCOR SE	192	7,673
SEB SA	35	5,454
Societe BIC SA	35	2,239
Societe Generale SA	881	22,368
Sodexo SA	105	11,922
Suez	481	7,482
Teleperformance	65	14,216
Thales SA	130	15,054
TOTAL SA	2,729	136,411
Ubisoft Entertainment SA*	104	8,402
Unibail-Rodamco-Westfield REIT	170	22,297
Valeo SA	234	6,401
Veolia Environnement SA	650	15,569
Vinci SA	667	73,086
Vivendi SA	1,169	32,738
Wendel SA	35	4,914

		1,813,454

Germany - 24.7%
1&1 Drillisch AG	60	1,649
adidas AG	199	59,104
Allianz SE	488	107,751
BASF SE	1,053	69,786
Bayer AG	1,069	79,275
Bayerische Motoren Werke AG	389	26,050
Beiersdorf AG	150	18,914
Brenntag AG	180	8,688
Carl Zeiss Meditec AG	45	5,198
Commerzbank AG	1,297	7,369
Continental AG	130	15,714
Covestro AG, 144A	194	8,800
CTS Eventim AG & Co. KGaA	65	3,565
Daimler AG	1,032	48,534
Delivery Hero SE, 144A*	164	8,301
Deutsche Bank AG(b)	2,372	17,167
Deutsche Boerse AG	209	30,784
Deutsche Lufthansa AG	552	8,498
Deutsche Post AG	1,108	36,484
Deutsche Telekom AG	3,996	66,783
Deutsche Wohnen SE	364	12,932
DMG Mori AG	25	1,171
E.ON SE	2,389	22,244
Evonik Industries AG	189	4,825
Evotec SE*	149	3,300
Fielmann AG	30	2,139
Fraport AG Frankfurt Airport Services Worldwide	45	3,765
Fresenius Medical Care AG & Co. KGaA	264	17,793
Fresenius SE & Co. KGaA	508	24,705
FUCHS PETROLUB SE	35	1,205
GEA Group AG	194	5,241
GRENKE AG	35	2,841
Hannover Rueck SE	75	11,960
HeidelbergCement AG	180	12,496
Hella GmbH & Co. KGaA	55	2,294
Henkel AG & Co. KGaA	125	11,570
HOCHTIEF AG	24	2,615
HUGO BOSS AG	70	3,907
Infineon Technologies AG	1,230	21,331
K+S AG	244	3,860
KION Group AG	85	4,118
LANXESS AG	85	5,120
LEG Immobilien AG	80	9,409
Merck KGaA	150	16,066
METRO AG	214	3,318
MorphoSys AG*	35	4,143
MTU Aero Engines AG	50	13,672
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	160	38,394
Nemetschek SE	60	3,184
OSRAM Licht AG	74	2,974
ProSiebenSat.1 Media SE	229	3,020
Puma SE	100	7,604
Rational AG	5	3,491
Rheinmetall AG	45	5,317
Rocket Internet SE, 144A*	75	2,093
RWE AG	677	19,317
SAP SE	1,238	148,060
Siemens AG	916	91,745
Sixt SE	20	1,922
Symrise AG	159	14,869
TAG Immobilien AG*	120	2,807
Talanx AG	65	2,697
Telefonica Deutschland Holding AG	1,133	2,890
thyssenkrupp AG	607	7,430
Uniper SE	219	6,649
United Internet AG	140	4,594
Volkswagen AG	155	25,340
Vonovia SE	558	27,837
Wacker Chemie AG	25	1,950
Wirecard AG	125	19,974
Zalando SE, 144A*	150	7,433

		1,308,045

[815182.PARTF]188

Greece - 0.1%
Hellenic Telecommunications Organization SA	309	4,131

Ireland - 1.6%
Bank of Ireland Group PLC	1,138	4,339
CRH PLC	959	31,979
Glanbia PLC	194	2,131
Kerry Group PLC, Class A	175	20,871
Kingspan Group PLC	170	7,777
Ryanair Holdings PLC, ADR*	140	8,022
Smurfit Kappa Group PLC	254	7,849

		82,968

Italy - 7.1%
A2A SpA	1,972	3,472
Amplifon SpA	150	3,859
Assicurazioni Generali SpA	1,662	30,145
Atlantia SpA	582	14,209
Banca Mediolanum SpA	189	1,370
Buzzi Unicem SpA	90	1,892
Buzzi Unicem SpA-RSP	45	644
Davide Campari-Milano SpA	521	4,891
De’ Longhi SpA	55	1,070
DiaSorin SpA	35	4,151
Enel SpA	9,514	69,087
Eni SpA	3,157	47,561
FinecoBank Banca Fineco SpA	501	5,174
Freni Brembo SpA	194	1,813
Hera SpA	1,144	4,571
Infrastrutture Wireless Italiane SpA, 144A	294	2,943
Interpump Group SpA	610	17,425
Intesa Sanpaolo SpA	20,075	44,065
Italgas SpA	597	3,879
Leonardo SpA	496	6,079
Mediobanca Banca di Credito Finanziario SpA	860	8,533
Moncler SpA	239	8,972
Pirelli & C SpA, 144A	461	2,399
Poste Italiane SpA, 144A	582	6,263
Prysmian SpA	324	7,102
Saipem SpA*	715	3,405
Salvatore Ferragamo SpA	60	1,148
Snam SpA	2,741	13,882
Societa Iniziative Autostradali e Servizi SpA	85	1,429
Telecom Italia SpA*	11,450	6,108
Telecom Italia SpA-RSP	7,597	3,876
Terna Rete Elettrica Nazionale SpA	1,776	11,168
UniCredit SpA	2,618	29,004
UnipolSai Assicurazioni SpA	795	2,017

		373,606

Luxembourg - 0.7%
ArcelorMittal	795	11,462
Aroundtown SA	929	7,741
Eurofins Scientific SE(a)	15	6,878
Grand City Properties SA	135	3,104
Tenaris SA	597	6,518

		35,703

Netherlands - 9.0%
Aalberts NV	90	3,405
ABN AMRO Bank NV, 144A	533	9,500
Adyen NV, 144A*	29	21,040
Aegon NV	2,138	8,154
Akzo Nobel NV	249	22,340
Argenx SE*	44	5,727
ASML Holding NV	478	106,464
ASR Nederland NV	155	5,430
Boskalis Westminster	100	1,993
Euronext NV, 144A	64	5,029
EXOR NV	140	9,482
GrandVision NV, 144A	65	1,967
Heineken Holding NV	110	10,896
Heineken NV	294	31,328
IMCD NV	65	4,567
ING Groep NV	4,809	46,059
Koninklijke Ahold Delhaize NV	1,353	31,714
Koninklijke DSM NV	214	26,654
Koninklijke KPN NV	4,349	13,793
Koninklijke Philips NV	1,049	49,541
Koninklijke Vopak NV	85	4,059
NN Group NV	379	12,713
OCI NV*	90	1,976
QIAGEN NV*	269	9,364
Randstad NV	145	6,778
SBM Offshore NV	202	3,388
Wolters Kluwer NV	329	23,739

		477,100

Portugal - 0.5%
Banco Comercial Portugues SA, Class R	9,799	2,085
EDP - Energias de Portugal SA	2,731	10,340
Galp Energia SGPS SA	572	8,226
Jeronimo Martins SGPS SA	304	5,025
Navigator Co. SA	274	927

		26,603

Spain - 9.2%
Acciona SA	30	3,224
ACS Actividades de Construccion y Servicios SA	358	13,550
Aena SME SA, 144A	90	16,254
Amadeus IT Group SA	511	38,131
Banco Bilbao Vizcaya Argentaria SA	7,745	36,752
Banco de Sabadell SA	6,526	5,597

[815182.PARTF]189

Banco Santander SA	18,917	71,663
Bankia SA	1,377	2,504
Bankinter SA	785	4,580
CaixaBank SA	4,384	9,950
Cellnex Telecom SA, 144A*	284	11,384
Cia de Distribucion Integral Logista Holdings SA	84	1,653
CIE Automotive SA	60	1,393
Enagas SA	284	6,210
Endesa SA	396	10,192
Ferrovial SA	588	16,752
Fomento de Construcciones y Contratas SA	177	2,203
Grifols SA	303	9,610
Grupo Catalana Occidente SA	55	1,853
Iberdrola SA	7,464	76,871
Industria de Diseno Textil SA	1,382	42,797
Inmobiliaria Colonial Socimi SA REIT	349	4,036
Mapfre SA	1,196	3,119
Merlin Properties Socimi SA REIT	451	6,039
Naturgy Energy Group SA	431	11,296
Red Electrica Corp. SA	541	10,798
Repsol SA	1,781	25,929
Siemens Gamesa Renewable Energy SA	284	3,874
Telefonica SA	5,692	39,497
Zardoya Otis SA	219	1,510

		489,221

Switzerland - 0.3%
STMicroelectronics NV	795	14,104

United Kingdom - 2.5%
Unilever NV	2,095	130,214

TOTAL COMMON STOCKS (Cost $5,322,148)		5,172,271

PREFERRED STOCKS - 1.9%
Germany - 1.8%
Bayerische Motoren Werke AG	65	3,500
FUCHS PETROLUB SE	85	2,975
Henkel AG & Co. KGaA	219	21,971
Porsche Automobil Holding SE	194	12,191
Sartorius AG	45	9,014
Sixt SE	20	1,368
Volkswagen AG	257	41,349

		92,368

Spain - 0.1%
Grifols SA, Class B	324	6,865

TOTAL PREFERRED STOCKS
(Cost $102,391)		99,233

EXCHANGE-TRADED FUNDS - 0.2%
iShares MSCI Eurozone ETF (Cost $11,111)	300	11,373

SECURITIES LENDING COLLATERAL - 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04%(c)(d) (Cost $11,842)	11,842	11,842

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.09%(c) (Cost $1,027)	1,027	1,027

TOTAL INVESTMENTS - 100.1% (Cost $5,448,519)		$5,295,746
Other assets and liabilities, net - (0.1%)		(6,866)

NET ASSETS - 100.0%		$5,288,880

[815182.PARTF]190

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
COMMON STOCKS — 0.3%
Germany — 0.3%
Deutsche Bank AG(b)
5,922	10,933	—		—	312	—	—	2,372	17,167
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04%(c)(d)
113,653	—	(101,811)	(e)	—	—	283	—	11,842	11,842
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.09%(c)
56	51,845	(50,874)		—	—	19	—	1,027	1,027

119,631	62,778	(152,685)		—	312	302	—	15,241	30,036

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2019 amounted to $10,360, which is 0.2% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2019.

ADR:	American Depositary Receipt
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[815182.PARTF]191

At August 31, 2019 the Xtrackers Eurozone Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange- Traded Funds, Securities Lending Collateral and Cash Equivalents
Financials	$857,816	16.2%
Industrials	840,563	15.9
Consumer Discretionary	677,992	12.9
Consumer Staples	618,931	11.7
Information Technology	469,383	8.9
Health Care	403,232	7.7
Materials	367,986	7.0
Utilities	362,112	6.9
Communication Services	284,478	5.4
Energy	261,451	5.0
Real Estate	127,560	2.4

Total	$5,271,504	100.0%

[815182.PARTF]192

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(f)	$5,172,271	$—	$—	$5,172,271
Preferred Stocks(f)	99,233	—	—	99,233
Exchange-Traded Funds	11,373	—	—	11,373
Short-Term Investments(f)	12,869	—	—	12,869

TOTAL	$5,295,746	$—	$—	$5,295,746

(f)	See Schedule of Investments for additional detailed categorizations.

[815182.PARTF]193

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF

August 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.3%
Australia - 8.6%
Abacus Property Group REIT	33,578	$89,814
ALE Property Group REIT	11,463	40,779
Arena REIT	27,823	53,425
Aventus Group(a)(b)	39,778	70,217
Aveo Group(a)(b)	45,189	64,546
BWP Trust REIT	46,870	123,157
Centuria Industrial REIT(a)	16,262	36,814
Centuria Metropolitan REIT	27,453	55,304
Charter Hall Education Trust REIT	24,412	62,994
Charter Hall Group REIT	46,910	399,811
Charter Hall Retail REIT	35,521	104,345
Cromwell Property Group REIT	174,727	144,799
Dexus REIT	109,124	948,438
GDI Property Group REIT	52,251	54,918
Goodman Group REIT	165,144	1,615,580
GPT Group REIT	155,745	670,523
Growthpoint Properties Australia Ltd. REIT(a)	29,256	86,729
Ingenia Communities Group REIT	23,803	62,385
Mirvac Group REIT	364,599	783,619
National Storage REIT	68,611	84,826
REA Group Ltd.	4,988	351,223
Scentre Group REIT	532,331	1,448,979
Shopping Centres Australasia Property Group REIT	90,150	159,743
Stockland REIT	237,066	721,949
US Masters Residential Property Fund REIT	37,822	19,367
Vicinity Centres REIT	314,139	548,177
Viva Energy REIT	49,340	98,066

		8,900,527

Austria - 0.5%
CA Immobilien Anlagen AG	5,778	204,889
IMMOFINANZ AG*	9,199	257,768
S IMMO AG	4,217	91,858

		554,515

Belgium - 1.5%
Aedifica SA REIT	2,480	280,757
Ascencio REIT	584	36,530
Befimmo SA REIT	1,936	114,490
Care Property Invest NV REIT	1,931	58,479
Cofinimmo SA REIT	2,263	315,005
Intervest Offices & Warehouses NV REIT	2,262	66,012
Montea C.V.A REIT	1,228	101,831
Retail Estates NV REIT	953	84,799
Shurgard Self Storage SA	2,554	84,237
VGP NV	802	71,893
Warehouses De Pauw CVA REIT	1,751	326,652
Xior Student Housing NV REIT	1,093	56,512

		1,597,197

Brazil - 0.8%
BR Malls Participacoes SA	85,362	278,467
Cyrela Brazil Realty SA Empreendimentos e Participacoes	29,479	179,705
Ez Tec Empreendimentos e Participacoes SA	12,336	116,607
Iguatemi Empresa de Shopping Centers SA	8,980	99,966
Multiplan Empreendimentos Imobiliarios SA	30,028	188,865

		863,610

Canada - 5.8%
Allied Properties Real Estate Investment Trust REIT	10,948	432,548
Altus Group Ltd.	4,032	118,338
American Hotel Income Properties REIT LP(a)	7,577	38,775
Artis Real Estate Investment Trust REIT(a)	13,171	122,908
Boardwalk Real Estate Investment Trust REIT	3,360	111,739
Canadian Apartment Properties REIT	15,810	637,135
Chartwell Retirement Residences	20,988	235,657
Choice Properties Real Estate Investment Trust REIT	23,349	243,717
Colliers International Group, Inc.	3,872	261,669
Cominar Real Estate Investment Trust REIT	16,378	154,191
Crombie Real Estate Investment Trust REIT	8,356	98,350
Dream Global Real Estate Investment Trust REIT	17,355	189,380
Dream Industrial Real Estate Investment Trust REIT	10,970	103,938
Dream Office Real Estate Investment Trust REIT	4,130	84,726
DREAM Unlimited Corp., Class A	7,361	47,419
First Capital Realty, Inc.	23,416	390,854
FirstService Corp.	2,971	309,218
Granite Real Estate Investment Trust REIT	4,797	230,399
H&R Real Estate Investment Trust REIT	28,701	488,790
InterRent Real Estate Investment Trust REIT	10,652	128,420
Killam Apartment Real Estate Investment Trust REIT	8,760	135,210
Morguard Corp.	510	75,613
Northview Apartment Real Estate Investment Trust REIT	4,946	110,213
NorthWest Healthcare Properties Real Estate Investment Trust REIT	9,478	82,954

[815182.PARTF]194

RioCan Real Estate Investment Trust REIT	30,825	614,273
SmartCentres Real Estate Investment Trust REIT	12,152	289,534
Summit Industrial Income REIT	9,639	93,793
Tricon Capital Group, Inc.	19,530	145,064

		5,974,825

Chile - 0.2%
Parque Arauco SA	64,738	181,566
Plaza SA	29,313	71,290

		252,856

China - 1.0%
China Vanke Co. Ltd., Class H	142,370	492,413
Colour Life Services Group Co. Ltd.*(a)	24,214	12,763
Guangzhou R&F Properties Co. Ltd., Class H	99,159	159,710
Midea Real Estate Holding Ltd., 144A	11,938	29,040
Powerlong Real Estate Holdings Ltd.	123,416	72,455
Redco Properties Group Ltd., 144A(a)	85,698	41,453
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	17,532	18,426
Shanghai Lingang Holdings Corp. Ltd., Class B	6,755	9,923
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	112,922	126,586
Shanghai Shibei Hi-Tech Co. Ltd., Class B	46,665	17,546
Suncity Group Holdings Ltd.*	131,845	19,519
Zhenro Properties Group Ltd.	120,391	73,753

		1,073,587

Egypt - 0.2%
Arab Co. for Asset Management & Development*	41,469	6,515
Cairo Investment & Real Estate Development Co. SAE*	15,946	11,475
Emaar Misr for Development SAE*	53,962	10,434
Heliopolis Housing	12,243	21,179
Medinet Nasr Housing*	56,064	18,225
Palm Hills Developments SAE*	158,308	22,766
Six of October Development & Investment	13,534	13,632
Talaat Moustafa Group	78,565	54,924

		159,150

Finland - 0.4%
Citycon OYJ	9,632	103,898
Hoivatilat OYJ	2,188	27,469
Kojamo OYJ	16,117	243,869

		375,236

France - 4.8%
Altarea SCA REIT	348	71,588
Carmila SA REIT	7,702	127,736
Covivio REIT	6,092	649,414
Covivio Hotels SACA REIT	7,098	212,614
Gecina SA REIT	5,390	855,934
ICADE REIT	2,769	245,321
Klepierre SA REIT	20,575	628,993
Mercialys SA REIT	6,370	76,253
Nexity SA	4,256	198,069
Societe Fonciere Lyonnaise SA REIT	875	62,826
Unibail-Rodamco-Westfield REIT	13,983	1,833,996

		4,962,744

Germany - 5.5%
ADLER Real Estate AG*	3,710	46,903
ADO Properties SA, 144A	2,773	113,967
alstria office REIT-AG REIT	15,976	264,607
Deutsche EuroShop AG	4,800	124,644
Deutsche Wohnen SE	32,961	1,170,984
Hamborner REIT AG REIT	7,273	75,409
Instone Real Estate Group AG, 144A*	3,678	75,094
LEG Immobilien AG	6,281	738,731
PATRIZIA AG	4,479	81,880
TAG Immobilien AG*	14,696	343,748
TLG Immobilien AG	5,524	166,074
Vonovia SE	50,048	2,496,727

		5,698,768

Greece - 0.0%
LAMDA Development SA*	3,898	39,750

Guernsey - 0.1%
UK Commercial Property REIT Ltd. REIT	86,963	86,845

Hong Kong - 14.7%
Asia Standard International Group Ltd.	32,117	5,288
C C Land Holdings Ltd.	110,390	25,360
Champion REIT	236,060	159,074
China Jinmao Holdings Group Ltd.	577,474	322,811
China Motor Bus Co. Ltd.	1,769	21,956
China Oceanwide Holdings Ltd.*	301,756	14,250
China Overseas Grand Oceans Group Ltd.	175,568	83,355
China Overseas Land & Investment Ltd.	360,954	1,142,471
China Overseas Property Holdings Ltd.	117,564	60,017
China Resources Land Ltd.	266,598	1,085,398
China Shandong Hi-Speed Financial Group Ltd.*	2,432,807	82,280

[815182.PARTF]195

China Touyun Tech Group Ltd.*	121,356	4,104
Chinese Estates Holdings Ltd.	42,358	27,192
Chuang’s Consortium International Ltd.	67,095	13,359
CK Asset Holdings Ltd.	250,909	1,705,208
CSI Properties Ltd.	335,271	11,981
Emperor International Holdings Ltd.	67,096	14,558
Far East Consortium International Ltd.	104,366	47,019
Fortune Real Estate Investment Trust REIT	145,800	166,727
Fullshare Holdings Ltd.*(a)	815,953	21,765
Gemdale Properties & Investment Corp. Ltd.	462,632	51,368
Hang Lung Group Ltd.	85,642	212,920
Hang Lung Properties Ltd.	194,465	439,791
Henderson Land Development Co. Ltd.	132,346	616,517
HKR International Ltd.	67,778	28,632
Hong Kong Ferry Holdings Co. Ltd.	16,769	16,137
Hongkong Land Holdings Ltd.	116,700	637,182
Hysan Development Co. Ltd.	62,140	251,801
Joy City Property Ltd.	426,996	45,777
K Wah International Holdings Ltd.	101,486	52,846
Kerry Properties Ltd.	59,517	200,913
Kong Sun Holdings Ltd.*	410,519	6,025
Kowloon Development Co. Ltd.	33,536	39,805
Lai Sun Development Co. Ltd.	10,078	12,168
Lai Sun Garment International Ltd.	8,387	9,323
Landing International Development Ltd.*	146,582	19,830
Langham Hospitality Investments and Langham Hospitality Investments Ltd(b)	58,714	17,310
Link REIT	202,870	2,278,464
New World Development Co. Ltd.	566,537	707,145
Poly Property Group Co. Ltd.	197,467	69,306
Prosperity REIT	103,528	38,450
Regal Real Estate Investment Trust REIT	50,302	11,813
Safety Godown Co. Ltd.	2,479	3,999
SEA Holdings Ltd.	17,093	18,543
Shenzhen Investment Ltd.	274,252	103,956
Sino Land Co. Ltd.	320,184	457,677
Sun Hung Kai Properties Ltd.	149,447	2,119,058
Sunlight Real Estate Investment Trust REIT	101,957	66,754
Swire Properties Ltd.	105,394	346,366
TAI Cheung Holdings Ltd.	31,849	26,624
Wang On Properties Ltd.	355,512	42,650
Wharf Real Estate Investment Co. Ltd.	114,151	618,442
Wheelock & Co. Ltd.	75,995	441,789
YT Realty Group Ltd.	32,848	9,642
Yuexiu Property Co. Ltd.	641,740	138,416

		15,171,612

India - 0.5%
Brigade Enterprises Ltd.	20,659	57,775
Godrej Properties Ltd.*	9,382	118,333
Housing Development & Infrastructure Ltd.*	35,478	2,882
Indiabulls Real Estate Ltd.*	37,186	35,333
Oberoi Realty Ltd.	13,949	110,945
Omaxe Ltd.*	19,595	53,099
Prestige Estates Projects Ltd.	17,558	72,671
Sobha Ltd.	7,199	54,007
Sunteck Realty Ltd.	8,204	53,539
Unitech Ltd.*	547,747	5,370

		563,954

Indonesia - 0.4%
Ayana Land International PT*	453,917	23,840
PT Alam Sutera Realty Tbk*	1,078,075	23,712
PT Bumi Serpong Damai Tbk*	955,279	90,915
PT Ciputra Development Tbk	1,004,045	77,506
PT Jaya Real Property Tbk	323,193	17,886
PT Jaya Sukses Makmur Sentosa Tbk*	152,996	6,795
PT Lippo Cikarang Tbk*	121,395	11,468
PT Lippo Karawaci Tbk*	2,182,423	39,079
PT PP Properti Tbk	2,353,097	19,077
PT Puradelta Lestari Tbk	875,819	19,140
PT Sitara Propertindo Tbk*	714,029	36,746
PT Summarecon Agung Tbk	885,666	66,183

		432,347

Ireland - 0.2%
Green REIT PLC REIT	64,025	134,388
Hibernia REIT PLC REIT	71,545	115,662

		250,050

Israel - 1.5%
ADO Group Ltd.*	732	9,578
AFI Properties Ltd.*	1,544	50,508
Airport City Ltd.*	7,437	142,431
Alony Hetz Properties & Investments Ltd.	11,611	167,025
Alrov Properties and Lodgings Ltd.	730	29,525
Amot Investments Ltd.	14,981	105,396
Arad Investment & Industrial Development Ltd.	278	23,519
Ashtrom Properties Ltd.	4,114	24,830
Azrieli Group Ltd.	3,747	279,533
Bayside Land Corp.	117	69,191
Big Shopping Centers Ltd.*	511	43,028
Blue Square Real Estate Ltd.	511	23,070
Gazit-Globe Ltd.	9,347	92,365
Israel Canada T.R Ltd.	8,468	11,730

[815182.PARTF]196

Isras Investment Co. Ltd.	147	25,638
Jerusalem Economy Ltd.*	20,407	86,697
Melisron Ltd.	1,824	112,981
Norstar Holdings, Inc.	1,166	20,789
Property & Building Corp. Ltd.	219	21,027
Reit 1 Ltd. REIT	18,084	106,278
Sella Capital Real Estate Ltd. REIT	22,484	54,772
Summit Real Estate Holdings Ltd.	3,681	36,781
Villar International Ltd.	438	15,755

		1,552,447

Italy - 0.0%
Immobiliare Grande Distribuzione SIIQ SpA REIT	5,238	30,803

Japan - 22.9%
Activia Properties, Inc. REIT	71	345,819
Advance Residence Investment Corp. REIT	138	444,637
Aeon Mall Co. Ltd.	10,000	157,426
AEON REIT Investment Corp. REIT	146	191,741
Comforia Residential REIT, Inc. REIT	63	198,832
Daibiru Corp.	6,700	64,636
Daito Trust Construction Co. Ltd.	7,100	915,050
Daiwa House REIT Investment Corp. REIT	170	449,084
Daiwa Office Investment Corp. REIT	29	226,492
Frontier Real Estate Investment Corp. REIT	51	220,057
Fukuoka REIT Corp. REIT	70	117,584
Global One Real Estate Investment Corp. REIT	80	114,033
GLP J REIT	341	420,849
Goldcrest Co. Ltd.	1,100	20,903
Hankyu Hanshin REIT, Inc. REIT	73	108,388
Heiwa Real Estate Co. Ltd.	4,000	93,683
Heiwa Real Estate REIT, Inc. REIT	80	100,919
Hoshino Resorts REIT, Inc. REIT	21	109,209
Hulic Co. Ltd.	52,600	502,486
Hulic Reit, Inc. REIT	119	210,768
Ichigo Office REIT Investment REIT	146	145,525
Industrial & Infrastructure Fund Investment Corp. REIT	166	233,803
Invesco Office J-Reit, Inc. REIT	853	157,107
Invincible Investment Corp. REIT	575	343,445
Japan Excellent, Inc. REIT	130	205,021
Japan Hotel REIT Investment Corp. REIT	440	339,083
Japan Logistics Fund, Inc. REIT	88	223,679
Japan Prime Realty Investment Corp. REIT	91	415,799
Japan Real Estate Investment Corp. REIT	140	932,498
Japan Rental Housing Investments, Inc. REIT	152	140,766
Japan Retail Fund Investment Corp. REIT	270	540,789
Kenedix Office Investment Corp. REIT	47	359,989
Kenedix Residential Next Investment Corp. REIT	81	154,682
Kenedix Retail REIT Corp. REIT	53	137,013
LaSalle Logiport REIT	109	149,311
Leopalace21 Corp.*(a)	22,000	60,314
LIFULL Co. Ltd.	7,300	45,116
MCUBS MidCity Investment Corp. REIT	156	163,282
Mirai Corp. REIT	153	81,585
Mitsubishi Estate Co. Ltd.	139,300	2,669,332
Mitsui Fudosan Co. Ltd.	99,400	2,384,214
Mitsui Fudosan Logistics Park, Inc. REIT	30	124,782
Mori Hills REIT Investment Corp. REIT	152	235,851
Mori Trust Sogo Reit, Inc. REIT	93	167,785
Nippon Accommodations Fund, Inc. REIT	50	314,193
Nippon Building Fund, Inc. REIT	142	1,043,478
Nippon Prologis REIT, Inc. REIT	188	509,740
NIPPON REIT Investment Corp. REIT	51	212,130
Nomura Real Estate Holdings, Inc.	13,500	286,419
Nomura Real Estate Master Fund, Inc. REIT	435	760,210
Open House Co. Ltd.	3,100	140,916
Orix JREIT, Inc. REIT	280	591,154
Premier Investment Corp. REIT	138	193,586
Relo Group, Inc.	12,400	314,366
Sekisui House Reit, Inc. REIT	357	301,017
Starts Corp., Inc.	3,300	73,838
Sumitomo Realty & Development Co. Ltd.	47,400	1,784,003
Takara Leben Co. Ltd.	8,600	33,057
TOC Co. Ltd.	6,300	47,720
Tokyo Tatemono Co. Ltd.	21,900	285,755
Tokyu Fudosan Holdings Corp.	61,200	379,959
Tokyu REIT, Inc. REIT	93	177,773
United Urban Investment Corp. REIT	302	566,757
Unizo Holdings Co. Ltd.	3,000	121,532

		23,560,970

Jersey Island - 0.1%
Atrium European Real Estate Ltd.*	13,621	54,751

Luxembourg - 0.9%
Aroundtown SA	80,275	668,856
Grand City Properties SA	10,253	235,759

		904,615

[815182.PARTF]197

Malaysia - 0.6%
Axis Real Estate Investment Trust REIT	64,000	28,915
Capitaland Malaysia Mall Trust REIT	63,600	15,577
Eastern & Oriental Bhd*	53,800	9,914
Eco World Development Group Bhd*	73,300	11,678
Eco World International Bhd*	47,900	7,290
IGB Bhd	18,500	11,921
IGB Real Estate Investment Trust REIT	153,400	75,505
IOI Properties Group Bhd	126,425	35,774
KLCCP Stapled Group(b)	27,700	53,747
KSL Holdings Bhd*	28,800	5,444
Land & General Bhd	129,400	4,769
LBS Bina Group Bhd	62,300	7,777
Mah Sing Group Bhd	78,300	16,105
Matrix Concepts Holdings Bhd	34,400	15,542
MKH Bhd	19,200	5,387
MRCB-QUILL REIT	39,100	9,576
Paramount Corp. Bhd	27,440	8,809
Pavilion Real Estate Investment Trust REIT	54,400	24,189
Sime Darby Property Bhd	241,746	50,585
SP Setia Bhd Group	122,505	45,442
Sunway Bhd	149,477	58,646
Sunway Real Estate Investment Trust REIT	90,800	42,102
Tropicana Corp. Bhd	28,700	5,835
UEM Sunrise Bhd*	83,100	13,239
UOA Development Bhd	41,200	19,495
YNH Property Bhd*	36,600	22,889
YTL Hospitality REIT	73,800	24,217

		630,369

Mexico - 1.0%
CFE Capital S de RL de CV REIT	88,330	90,235
Corp. Inmobiliaria Vesta SAB de CV	61,326	94,248
Fibra Uno Administracion SA de CV REIT	396,317	546,865
Macquarie Mexico Real Estate Management SA de CV REIT, 144A	79,048	95,368
PLA Administradora Industrial S de RL de CV REIT	76,645	110,611
Prologis Property Mexico SA de CV REIT	35,263	68,796

		1,006,123

Netherlands - 0.1%
Wereldhave NV(a) REIT	3,973	79,586

New Zealand - 0.6%
Argosy Property Ltd.	84,872	78,420
Goodman Property Trust REIT	104,453	143,615
Kiwi Property Group Ltd.	144,576	148,630
Precinct Properties New Zealand Ltd.	100,938	118,729
Property for Industry Ltd.	51,181	76,019
Vital Healthcare Property Trust REIT	37,017	61,285

		626,698

Norway - 0.3%
Entra ASA, 144A	12,124	182,667
Norwegian Property ASA	22,779	30,643
Olav Thon Eiendomsselskap ASA	3,064	47,914
Selvaag Bolig ASA	4,400	24,304

		285,528

Philippines - 2.6%
8990 Holdings, Inc.	63,600	18,717
Altus San Nicolas Corp.*(c)	2,036	203
Ayala Corp.	29,905	531,376
Ayala Land, Inc.	779,296	708,077
Belle Corp.	294,000	12,312
DoubleDragon Properties Corp.*	49,000	20,378
Filinvest Development Corp.	55,700	14,659
Filinvest Land, Inc.	685,000	21,317
GT Capital Holdings, Inc.	9,411	164,149
Megaworld Corp.	1,278,600	126,000
Robinsons Land Corp.	108,761	52,231
SM Prime Holdings, Inc.	1,447,457	981,515
Vista Land & Lifescapes, Inc.	418,400	61,887

		2,712,821

Poland - 0.1%
Atal SA	555	5,030
Dom Development SA	803	16,375
Echo Investment SA	18,597	21,046
Globe Trade Centre SA	22,379	52,399
LC Corp. SA	45,921	27,169
MLP Group SA	959	11,010

		133,029

Romania - 0.5%
NEPI Rockcastle PLC	54,391	481,768

Russia - 0.1%
PIK Group PJSC	17,252	100,309

Singapore - 6.2%
AIMS APAC REIT	51,000	51,838
Ascendas Hospitality Trust(b)	73,000	56,834
Ascendas India Trust	80,300	82,778
Ascendas Real Estate Investment Trust REIT	246,250	546,749
Ascott Residence Trust REIT	116,000	108,708
Bukit Sembawang Estates Ltd.	15,700	57,381
Cache Logistics Trust REIT	102,000	52,573
CapitaLand Commercial Trust REIT	255,423	392,194
CapitaLand Ltd.	332,451	831,607
CapitaLand Mall Trust REIT	261,901	500,315
CapitaLand Retail China Trust REIT	63,241	70,663
CDL Hospitality Trusts(b)	73,100	84,314
City Developments Ltd.	48,750	336,667
ESR REIT	190,785	70,141
Far East Hospitality Trust(b)	87,400	41,583

[815182.PARTF]198

First Real Estate Investment Trust REIT	51,600	37,197
Frasers Centrepoint Trust REIT	57,300	113,592
Frasers Commercial Trust REIT	80,200	94,815
Frasers Hospitality Trust(b)	73,000	37,100
Frasers Logistics & Industrial Trust REIT	150,400	132,272
Frasers Property Ltd.	36,500	46,046
GuocoLand Ltd.	29,200	41,468
Ho Bee Land Ltd.	21,800	36,145
Keppel REIT	182,400	161,730
Keppel DC REIT	102,100	134,691
Keppel-KBS US REIT	51,197	38,654
Lippo Malls Indonesia Retail Trust REIT	167,800	27,821
Manulife US Real Estate Investment Trust REIT	131,900	120,029
Mapletree Commercial Trust REIT	183,900	302,258
Mapletree Industrial Trust REIT	131,388	218,791
Mapletree Logistics Trust REIT	246,400	278,870
Mapletree North Asia Commercial Trust REIT	211,700	201,445
OUE Commercial Real Estate Investment Trust REIT	102,100	38,641
OUE Hospitality Trust(b)	109,400	57,571
Parkway Life Real Estate Investment Trust REIT	36,600	81,527
Soilbuild Business Space REIT	80,200	31,509
SPH REIT	87,500	68,754
Starhill Global REIT	138,700	74,989
Suntec Real Estate Investment Trust REIT	197,600	274,919
United Industrial Corp. Ltd.	19,900	40,884
UOL Group Ltd.	49,358	261,520
Wing Tai Holdings Ltd.	51,100	75,884
Yanlord Land Group Ltd.	58,500	46,388

		6,359,855

South Africa - 1.2%
Attacq Ltd. REIT	64,882	47,004
Equites Property Fund Ltd. REIT	44,154	61,562
Fortress REIT Ltd., Class B REIT	98,962	70,195
Growthpoint Properties Ltd. REIT	249,838	378,449
Hyprop Investments Ltd. REIT	23,362	101,257
Redefine Properties Ltd. REIT	523,050	270,417
Resilient REIT Ltd. REIT	36,289	150,450
SA Corporate Real Estate Ltd. REIT	196,259	41,491
Vukile Property Fund Ltd. REIT	80,513	99,264

		1,220,089

South Korea - 0.1%
Korea Asset In Trust Co. Ltd.	4,084	11,447
Korea Real Estate Investment & Trust Co. Ltd.	11,449	20,038
Shinhan Alpha REIT Co. Ltd. REIT	2,207	13,848
SK D&D Co. Ltd.	990	22,477

		67,810

Spain - 1.0%
Aedas Homes SAU, 144A*	2,334	52,820
Hispania Activos Inmobiliarios SOCIMI SA REIT*(c)	268	151
Inmobiliaria Colonial Socimi SA REIT	26,366	304,873
Lar Espana Real Estate Socimi SA REIT	8,544	63,888
Merlin Properties Socimi SA REIT	36,873	493,774
Neinor Homes SA, 144A*	5,536	68,220

		983,726

Sweden - 3.8%
Atrium Ljungberg AB, Class B	4,730	97,428
Castellum AB	25,439	543,446
Catena AB	2,334	86,988
Corem Property Group AB, Class B	12,104	27,277
Dios Fastigheter AB	8,836	79,289
Fabege AB	28,004	468,742
Fastighets AB Balder, Class B*	9,868	372,108
FastPartner AB	5,136	44,411
Heba Fastighets AB, Class B	3,668	31,418
Hembla AB*	3,660	73,224
Hemfosa Fastigheter AB	16,618	167,844
Hufvudstaden AB, Class A	11,903	220,538
JM AB(a)	5,521	137,873
Klovern AB, Class B	46,506	84,127
Kungsleden AB	17,975	166,428
L E Lundbergforetagen AB, Class B	7,395	277,196
Nyfosa AB*	17,209	115,641
Pandox AB	8,506	166,880
Platzer Fastigheter Holding AB, Class B	6,192	58,089
Sagax AB, Class B	14,306	163,092
Sagax AB, Class D	9,711	37,035
Wallenstam AB, Class B	21,095	237,262
Wihlborgs Fastigheter AB	14,167	228,104

		3,884,440

Switzerland - 1.7%
Allreal Holding AG*	1,410	269,901
Mobimo Holding AG*	657	185,590
PSP Swiss Property AG	4,045	537,589
Swiss Prime Site AG*	7,602	756,781

		1,749,861

Taiwan - 0.9%
Cathay No. 1 REIT	138,762	68,034
Cathay No. 2 REIT	70,238	35,823
Cathay Real Estate Development Co. Ltd.	49,242	31,903
Chong Hong Construction Co. Ltd.	23,030	58,657
Farglory Land Development Co. Ltd.	26,524	31,793

[815182.PARTF]199

Fubon No. 1 REIT	33,046	15,771
Fubon No. 2 REIT	49,207	20,742
Highwealth Construction Corp.	97,524	153,691
Hong Pu Real Estate Development Co. Ltd.	16,526	10,497
Huaku Development Co. Ltd.	24,246	62,140
Huang Hsiang Construction Corp.	10,500	10,279
Hung Sheng Construction Ltd.*	53,046	33,692
KEE TAI Properties Co. Ltd.	33,046	11,889
Kindom Construction Corp.	32,703	30,610
Kuoyang Construction Co. Ltd.	58,046	22,453
O-Bank No1 Real Estate Investment Trust REIT	22,357	6,513
Prince Housing & Development Corp.	133,963	46,488
Radium Life Tech Co. Ltd.	70,559	26,620
Ruentex Development Co. Ltd.*	72,216	97,828
Shin Kong No.1 REIT	113,943	60,363
Shining Building Business Co. Ltd.*	33,376	10,456
Sinyi Realty, Inc.	28,524	28,651
Taiwan Land Development Corp.*	49,569	13,351

		888,244

Thailand - 2.2%
Amata Corp. PCL, NVDR	94,700	82,085
Ananda Development PCL, NVDR	153,300	16,246
AP Thailand PCL, NVDR	233,500	55,754
Bangkok Land PCL, NVDR	1,527,600	74,450
Central Pattana PCL, NVDR	334,600	736,016
Frasers Property Thailand PCL, NVDR	29,100	18,180
Golden Land Property Development PCL, NVDR	34,000	9,286
Golden Ventures Leasehold Real Estate Investment Trust REIT*	12,700	7,020
Grand Canal Land PCL, NVDR*	166,800	14,840
IMPACT Growth Real Estate Investment Trust REIT	100,300	87,759
Land & Houses PCL, NVDR	744,200	262,895
LH Hotel Leasehold Real Estate Investment Trust, Class F REIT	10,900	7,131
LPN Development PCL, NVDR	138,600	27,881
MBK PCL, NVDR	108,600	82,767
Noble Development PCL	20,300	15,670
Origin Property PCL, NVDR	102,200	26,409
Platinum Group PCL, NVDR	175,200	29,799
Principal Capital PCL, NVDR*	167,700	24,245
Property Perfect PCL, NVDR	810,500	21,739
Pruksa Holding PCL, NVDR	80,300	50,955
Quality Houses PCL, NVDR	811,200	78,009
Sansiri PCL, NVDR	1,593,600	71,933
SC Asset Corp. PCL, NVDR	167,700	14,481
Siam Future Development PCL, NVDR	123,740	24,285
Singha Estate PCL, NVDR	334,800	37,015
Supalai PCL, NVDR	138,700	89,374
U City PCL, NVDR*	277,300	20,499
Univentures PCL, NVDR	58,400	11,652
WHA Corp. PCL, NVDR	811,100	130,530
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust, Class F REIT	145,900	88,287

		2,217,192

Turkey - 0.1%
AKIS Gayrimenkul Yatirimi AS REIT	16,012	6,623
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	211,420	42,819
Is Gayrimenkul Yatirim Ortakligi AS REIT*	47,602	7,190
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT*	18,927	5,815
Yeni Gimat Gayrimenkul Ortakligi AS	13,222	20,606

		83,053

United Kingdom - 5.6%
Assura PLC REIT	245,386	207,098
Big Yellow Group PLC REIT	16,589	216,171
British Land Co. PLC REIT	90,688	563,046
Capital & Counties Properties PLC	65,976	164,555
Derwent London PLC REIT	10,470	405,989
Empiric Student Property PLC REIT	60,303	68,960
Grainger PLC	63,006	187,379
Great Portland Estates PLC REIT	23,209	196,782
Hammerson PLC REIT	76,195	210,643
Hansteen Holdings PLC REIT	42,398	47,968
Intu Properties PLC REIT(a)	80,876	40,137
Land Securities Group PLC REIT	70,149	662,432
LondonMetric Property PLC REIT	83,693	209,151
Primary Health Properties PLC REIT	112,839	187,717
Safestore Holdings PLC REIT	21,194	173,193
Savills PLC	14,680	147,851
Segro PLC REIT	109,674	1,048,498
Shaftesbury PLC REIT	14,715	155,193
St. Modwen Properties PLC	19,405	96,184
Tritax Big Box REIT PLC REIT	170,196	290,390
UNITE Group PLC REIT	26,195	334,010
Workspace Group PLC REIT	12,412	128,486

		5,741,833

TOTAL COMMON STOCKS (Cost $102,980,759)		102,313,493

PREFERRED STOCKS - 0.1%
Sweden - 0.1%
Hemfosa Fastigheter AB	1,095	21,996
[815182.PARTF]200

Klovern AB	1,678	62,454

		84,450

TOTAL PREFERRED STOCKS (Cost $82,354)		84,450

RIGHTS - 0.0%
Singapore - 0.0%
Soilbuild Business Space*, expires 9/16/19
(Cost $0)	14,436	156

WARRANTS - 0.0%
Malaysia - 0.0%
Paramount Corp. Bhd*, expires 7/28/24
(Cost $0)	7,840	429

EXCHANGE-TRADED FUNDS - 0.1%
iShares Global REIT ETF(a)	1,500	41,250
Vanguard Global ex-U.S. Real Estate ETF	850	49,215

TOTAL EXCHANGE-TRADED FUNDS
(Cost $90,531)		90,465

SECURITIES LENDING COLLATERAL - 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04%(d)(e)
(Cost $458,095)	458,095	458,095

CASH EQUIVALENTS - 0.2%
DWS Government Money Market Series “Institutional Shares”, 2.09%(d)
(Cost $193,896)	193,896	193,896

TOTAL INVESTMENTS - 100.1% (Cost $103,805,635)		$103,140,984
Other assets and liabilities, net - (0.1%)		(147,827)

NET ASSETS - 100.0%		$102,993,157

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

[815182.PARTF]201

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04%(d)(e)
412,237	45,858(f)	—	—	—	3,595	—	458,095	458,095
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 2.09%(d)
76,925	8,209,495	(8,092,524)	—	—	1,497	—	193,896	193,896

489,162	8,255,353	(8,092,524)	—	—	5,092	—	651,991	651,991

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2019 amounted to $528,789, which is 0.5% of net assets.

(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $121,873.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2019.

NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[815182.PARTF]202

At August 31, 2019 the Xtrackers International Real Estate ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange- Traded Funds, Securities Lending Collateral and Cash Equivalents
Real Estate Operations/Development	$35,115,364	34.3%
Diversified	20,521,931	20.0
Real Estate Management/Services	14,310,213	14.0
Shopping Centers	10,317,738	10.1
Office Property	7,702,995	7.5
Warehouse/Industry	4,752,574	4.6
Apartments	3,807,269	3.7
Other	5,870,444	5.8

Total	$102,398,528	100.0%

At August 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(g)
MSCI EAFE Futures	USD	4	$382,985	$368,780	9/20/2019	$(14,205)

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2019.

Currency Abbreviations

USD	U.S. Dollar

[815182.PARTF]203

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(h)	$102,313,139	$—	$354	$102,313,493
Preferred Stocks	84,450	—	—	84,450
Rights	156	—	—	156
Warrants	429	—	—	429
Exchange-Traded Funds	90,465	—	—	90,465
Short-Term Investments(h)	651,991	—	—	651,991

TOTAL	$103,140,630	$—	$354	$103,140,984

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(i)
Futures Contracts	$(14,205)	$—	$—	$(14,205)

TOTAL	$(14,205)	$—	$—	$(14,205)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended August 31, 2019, the amount of transfers from Level 3 to Level 1 was $6,381. The investments were transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

[815182.PARTF]204

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF

August 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 8.5%
Akatsuki, Inc.	100	$6,623
Capcom Co. Ltd.	700	18,248
COLOPL, Inc.	800	5,193
CyberAgent, Inc.	900	40,614
Daiichikosho Co. Ltd.	300	13,538
DeNA Co. Ltd.	900	19,018
Dentsu, Inc.	1,600	54,718
Dip Corp.	300	6,823
GungHo Online Entertainment, Inc.	440	10,007
Hakuhodo DY Holdings, Inc.	2,300	33,998
Kakaku.com, Inc.	1,200	30,083
KDDI Corp.	13,400	357,897
Konami Holdings Corp.	700	31,754
Mixi, Inc.	500	10,486
Nexon Co. Ltd.*	4,600	61,928
Nintendo Co. Ltd.	1,000	379,575
Nippon Telegraph & Telephone Corp.	8,500	408,083
Nippon Television Holdings, Inc.	1,500	19,798
NTT DOCOMO, Inc.	10,400	262,780
SoftBank Group Corp.	7,800	354,489
Square Enix Holdings Co. Ltd.	700	27,962
Toho Co. Ltd.	1,100	46,686
Yahoo Japan Corp.	9,800	24,559

		2,224,860

Consumer Discretionary - 15.5%
ABC-Mart, Inc.	300	19,191
Aisin Seiki Co. Ltd.	1,300	38,579
Bandai Namco Holdings, Inc.	1,700	100,099
Bic Camera, Inc.(a)	800	7,936
Bridgestone Corp.	5,100	194,736
Casio Computer Co. Ltd.(a)	1,400	19,560
Daikyonishikawa Corp.	600	4,121
Denso Corp.	3,700	155,397
Fast Retailing Co. Ltd.(a)	200	117,274
Fujitsu General Ltd.	500	8,055
Goldwin, Inc.	100	13,821
Haseko Corp.	2,500	26,874
Hikari Tsushin, Inc.	200	46,917
Honda Motor Co. Ltd.	14,000	332,837
Iida Group Holdings Co. Ltd.	1,300	20,257
Isuzu Motors Ltd.	5,100	54,918
Izumi Co. Ltd.	400	15,243
J. Front Retailing Co. Ltd.	2,100	23,781
Koito Manufacturing Co. Ltd.	1,000	47,011
KOMEDA Holdings Co. Ltd.	300	5,585
K’s Holdings Corp.	1,500	16,096
Marui Group Co. Ltd.	1,400	27,896
Mazda Motor Corp.	5,200	43,708
McDonald’s Holdings Co. Japan Ltd.	600	28,178
NGK Spark Plug Co. Ltd.	1,400	24,190
Nifco, Inc.	700	16,104
Nikon Corp.	2,900	35,927
Nitori Holdings Co. Ltd.	700	101,065
Nojima Corp.	300	5,118
Oriental Land Co. Ltd.	1,900	276,914
PALTAC CORPORATION	300	14,838
Pan Pacific International Holdings Corp.	3,600	56,334
Panasonic Corp.	18,800	145,253
Pressance Corp.	400	5,811
Rakuten, Inc.	7,400	69,786
Resorttrust, Inc.	700	10,941
Rinnai Corp.	300	18,852
Ryohin Keikaku Co. Ltd.	3,000	51,750
Sekisui Chemical Co. Ltd.	3,500	50,483
Sekisui House Ltd.	5,700	101,252
Seria Co. Ltd.	400	9,824
Shimamura Co. Ltd.	200	15,639
Shimano, Inc.	600	86,316
Skylark Holdings Co. Ltd.	1,700	29,101
Sony Corp.	7,600	432,608
Stanley Electric Co. Ltd.	1,100	27,369
Starts Corp., Inc.	200	4,475
Subaru Corp.	5,100	136,743
Sumitomo Electric Industries Ltd.	6,100	71,893
Sumitomo Forestry Co. Ltd.	1,400	17,160
Sumitomo Rubber Industries Ltd.	1,500	16,944
Suzuki Motor Corp.	3,100	119,683
T-Gaia Corp.	100	2,010
Tomy Co. Ltd.	600	6,257
Topre Corp.	500	7,777
Toyoda Gosei Co. Ltd.	600	11,175
Toyota Boshoku Corp.	600	8,095
Toyota Industries Corp.	1,400	77,027
Toyota Motor Corp.	6,446	422,669
TPR Co. Ltd.	400	6,203
TS Tech Co. Ltd.	400	11,004
United Arrows Ltd.	200	6,020
USS Co. Ltd.	1,900	35,943
Workman Co. Ltd.	200	10,872
Yamaha Corp.	1,000	43,196
Yamaha Motor Co. Ltd.	2,200	36,022
Yokohama Rubber Co. Ltd.	900	17,322
Zensho Holdings Co. Ltd.	700	15,880
ZOZO, Inc.	1,800	35,985

		4,073,900

[815182.PARTF]205

Consumer Staples - 9.7%
Aeon Co. Ltd.(a)	6,200	110,046
Ain Holdings, Inc.	200	10,815
Ajinomoto Co., Inc.	3,600	65,695
Ariake Japan Co. Ltd.	100	7,584
Asahi Group Holdings Ltd.	3,400	158,749
Calbee, Inc.	800	24,420
Cosmos Pharmaceutical Corp.	100	20,425
Create SD Holdings Co. Ltd.	300	6,758
Ezaki Glico Co. Ltd.	500	21,716
FamilyMart UNY Holdings Co. Ltd.(a)	1,800	41,547
Japan Tobacco, Inc.	9,700	205,661
Kao Corp.	4,000	289,189
Kewpie Corp.	800	18,729
Kikkoman Corp.	1,100	49,536
Kirin Holdings Co. Ltd.	7,100	140,368
Kobayashi Pharmaceutical Co. Ltd.	500	37,496
Kobe Bussan Co. Ltd.	300	14,810
Kose Corp.	300	51,580
Kusuri no Aoki Holdings Co. Ltd.	200	15,375
Lawson, Inc.	400	19,860
Lion Corp.	2,200	42,800
Maruha Nichiro Corp.	300	7,753
Matsumotokiyoshi Holdings Co. Ltd.	700	25,983
MEIJI Holdings Co. Ltd.	1,200	83,433
Morinaga & Co. Ltd.	400	19,784
NH Foods Ltd.	700	26,907
Nichirei Corp.	900	20,689
Nippon Suisan Kaisha Ltd.	2,400	13,928
Nissin Foods Holdings Co. Ltd.	700	48,603
Pigeon Corp.	1,000	36,365
Pola Orbis Holdings, Inc.	800	19,038
Seven & i Holdings Co. Ltd.	6,900	244,225
Shiseido Co. Ltd.	3,300	270,168
Sugi Holdings Co. Ltd.	400	20,990
Sundrug Co. Ltd.	600	18,682
Suntory Beverage & Food Ltd.	1,100	47,463
Toyo Suisan Kaisha Ltd.	800	32,597
Tsuruha Holdings, Inc.	400	43,638
Unicharm Corp.	3,200	98,431
Welcia Holdings Co. Ltd.(a)	400	20,915
Yakult Honsha Co. Ltd.	1,300	74,954
Yaoko Co. Ltd.	200	8,894

		2,536,599

Energy - 1.0%
Cosmo Energy Holdings Co. Ltd.	600	10,881
Idemitsu Kosan Co. Ltd.	1,900	51,105
Inpex Corp.	8,800	76,190
Iwatani Corp.	400	13,227
JXTG Holdings, Inc.	27,800	115,003
Modec, Inc.	200	4,537

		270,943

Financials - 10.3%
AEON Financial Service Co. Ltd.(a)	900	13,193
Aozora Bank Ltd.	900	20,816
Chiba Bank Ltd.	5,500	27,462
Concordia Financial Group Ltd.	10,500	36,106
Dai-ichi Life Holdings, Inc.	9,100	124,140
Daiwa Securities Group, Inc.	12,800	55,206
Financial Products Group Co. Ltd.	300	2,897
Fuyo General Lease Co. Ltd.	200	11,494
Japan Exchange Group, Inc.	4,600	72,893
Matsui Securities Co. Ltd.	900	7,436
Mebuki Financial Group, Inc.	8,500	18,979
Mitsubishi UFJ Financial Group, Inc.	83,300	400,549
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,400	18,386
Mizuho Financial Group, Inc.	223,600	325,884
MS&AD Insurance Group Holdings, Inc.(a)	4,400	139,986
Nomura Holdings, Inc.	28,400	114,542
Orient Corp.	4,400	5,555
ORIX Corp.	10,800	159,642
Resona Holdings, Inc.	17,800	69,929
SBI Holdings, Inc.	1,900	38,038
Seven Bank Ltd.	5,100	13,357
Shinsei Bank Ltd.	1,100	15,068
Sompo Holdings, Inc.	2,900	115,951
Sony Financial Holdings, Inc.	1,300	30,055
Sumitomo Mitsui Financial Group, Inc.	11,200	367,618
Sumitomo Mitsui Trust Holdings, Inc.	3,200	104,672
T&D Holdings, Inc.	4,800	46,781
Tokio Marine Holdings, Inc.	5,900	304,157
Tokyo Century Corp.	400	16,129
Zenkoku Hosho Co. Ltd.	500	19,054

		2,695,975

Health Care - 9.7%
Alfresa Holdings Corp.	1,700	38,518
Asahi Intecc Co. Ltd.	1,900	42,495
Astellas Pharma, Inc.	14,800	205,244
Chugai Pharmaceutical Co. Ltd.	1,700	121,720
Daiichi Sankyo Co. Ltd.	4,800	317,362
Eisai Co. Ltd.	1,900	97,197
Hisamitsu Pharmaceutical Co., Inc.	500	20,255
Hoya Corp.	3,300	268,894
Japan Lifeline Co. Ltd.	400	6,267
Kaken Pharmaceutical Co. Ltd.	300	14,386
Kyowa Kirin Co. Ltd.	1,700	31,151
M3, Inc.	3,200	67,982

[815182.PARTF]206

Medipal Holdings Corp.	1,800	38,274
Mitsubishi Tanabe Pharma Corp.	1,500	16,591
Nihon Kohden Corp.	800	22,219
Nippon Shinyaku Co. Ltd.	500	41,123
Olympus Corp.	9,800	114,854
Ono Pharmaceutical Co. Ltd.	3,800	70,258
Otsuka Holdings Co. Ltd.	3,200	131,714
PeptiDream, Inc.*	800	41,980
Santen Pharmaceutical Co. Ltd.	3,100	54,351
Sawai Pharmaceutical Co. Ltd.	400	21,254
Shionogi & Co. Ltd.	2,100	112,671
Ship Healthcare Holdings, Inc.	400	18,503
Sumitomo Dainippon Pharma Co. Ltd.	1,200	20,983
Sysmex Corp.	1,300	83,062
Takeda Pharmaceutical Co. Ltd.	11,200	378,803
Terumo Corp.	4,700	136,689

		2,534,800

Industrials - 23.0%
AGC, Inc.	1,600	46,201
Aica Kogyo Co. Ltd.	500	14,296
Amada Holdings Co. Ltd.	2,500	26,073
ANA Holdings, Inc.	2,800	95,809
Benefit One, Inc.	600	9,706
Central Japan Railway Co.	1,400	277,177
COMSYS Holdings Corp.	900	25,479
Daifuku Co. Ltd.	900	42,564
Daikin Industries Ltd.	2,300	285,049
DMG Mori Co. Ltd.	900	12,218
East Japan Railway Co.	2,900	276,353
en-japan, Inc.	200	7,462
FANUC Corp.	1,600	278,186
Fuji Electric Co. Ltd.	900	25,691
Furukawa Electric Co. Ltd.	500	10,952
Hankyu Hanshin Holdings, Inc.	2,100	79,632
Harmonic Drive Systems, Inc.	300	11,927
Hazama Ando Corp.	1,000	6,680
Hino Motors Ltd.	2,100	16,540
Hitachi Construction Machinery Co. Ltd.	800	17,109
Hitachi Transport System Ltd.	400	12,549
IHI Corp.	1,200	23,391
ITOCHU Corp.	11,500	229,523
Japan Airlines Co. Ltd.	2,800	87,552
Japan Airport Terminal Co. Ltd.	600	23,939
JTEKT Corp.	1,600	17,365
Kajima Corp.	4,500	54,817
Kanamoto Co. Ltd.	300	7,770
Kanematsu Corp.	800	9,105
Kawasaki Heavy Industries Ltd.	1,300	25,511
Keihan Holdings Co. Ltd.	900	37,731
Keio Corp.	900	56,300
Keisei Electric Railway Co. Ltd.	1,300	51,194
Kintetsu Group Holdings Co. Ltd.	1,600	79,740
Komatsu Ltd.	7,500	159,475
Kubota Corp.	8,800	126,431
Kumagai Gumi Co. Ltd.	300	8,287
Kyowa Exeo Corp.	800	19,294
Kyudenko Corp.	400	12,417
Maeda Corp.	1,300	10,508
Makita Corp.	2,000	58,882
Marubeni Corp.	15,800	100,937
Meitec Corp.	200	10,326
MINEBEA MITSUMI, Inc.	3,100	47,926
MISUMI Group, Inc.	2,000	45,372
Mitsubishi Corp.	11,500	280,065
Mitsubishi Electric Corp.	16,700	201,936
Mitsubishi Heavy Industries Ltd.	2,800	105,305
Mitsui & Co. Ltd.	13,500	211,508
MonotaRO Co. Ltd.	1,200	29,518
Nabtesco Corp.	900	25,903
Nagoya Railroad Co. Ltd.	1,700	50,690
NGK Insulators Ltd.	2,000	26,869
Nichias Corp.	500	8,319
Nidec Corp.	2,000	261,058
Nihon M&A Center, Inc.	1,200	35,046
Nippo Corp.	500	8,894
Nippon Express Co. Ltd.	600	31,033
Nippon Steel Trading Corp.	200	7,640
Nishimatsu Construction Co. Ltd.	400	7,160
Nissin Electric Co. Ltd.	300	3,550
NSK Ltd.	3,400	27,291
Obara Group, Inc.	100	3,222
Obayashi Corp.	5,200	47,961
Odakyu Electric Railway Co. Ltd.	2,700	61,303
OSG Corp.	900	17,051
Outsourcing, Inc.	900	8,199
Park24 Co. Ltd.	900	18,476
Penta-Ocean Construction Co. Ltd.	2,300	11,939
Persol Holdings Co. Ltd.	1,600	32,514
Pilot Corp.	300	10,528
Recruit Holdings Co. Ltd.	11,400	345,721
Sankyu, Inc.	500	25,343
Sanwa Holdings Corp.	1,700	18,931
Secom Co. Ltd.	1,700	145,167
Seibu Holdings, Inc.	2,100	35,671
Shimizu Corp.	5,400	45,074
SMC Corp.	500	189,081
SMS Co. Ltd.	600	13,414
Sohgo Security Services Co. Ltd.	600	30,298
Sojitz Corp.	8,400	25,640
Sotetsu Holdings, Inc.	900	24,004
Sumitomo Corp.	9,700	145,530

[815182.PARTF]207

Sumitomo Heavy Industries Ltd.	800	23,025
Sumitomo Mitsui Construction Co. Ltd.	900	4,468
Taisei Corp.	1,900	67,304
Takeuchi Manufacturing Co. Ltd.	300	4,451
TechnoPro Holdings, Inc.	300	17,438
THK Co. Ltd.	1,000	23,251
Tobu Railway Co. Ltd.	1,700	52,212
Toda Corp.	2,200	12,249
TOKAI Holdings Corp.	800	7,416
Tokyu Construction Co. Ltd.	100	691
Tokyu Corp.	4,700	84,086
TOTO Ltd.	1,300	47,091
Toyota Tsusho Corp.	1,800	55,876
UT Group Co. Ltd.	200	3,674
West Japan Railway Co.	1,500	126,478
Yamato Holdings Co. Ltd.	2,800	48,511

		6,036,519

Information Technology - 11.1%
Advantest Corp.	1,100	45,235
Alps Alpine Co. Ltd.	1,700	29,709
Azbil Corp.	1,000	25,531
Brother Industries Ltd.	2,200	38,137
Canon, Inc.	9,000	234,104
Daiwabo Holdings Co. Ltd.	100	3,896
Digital Garage, Inc.	300	9,793
Disco Corp.	200	36,365
Elecom Co. Ltd.	200	7,867
Fujitsu Ltd.	1,600	123,650
GMO Payment Gateway, Inc.	300	23,261
Hamamatsu Photonics KK	1,100	38,033
Hirose Electric Co. Ltd.	205	23,311
Hitachi High-Technologies Corp.	500	27,038
Hitachi Ltd.	7,500	256,418
Horiba Ltd.	300	15,432
Itochu Techno-Solutions Corp.	800	22,068
Keyence Corp.	700	414,810
Konica Minolta, Inc.	3,300	23,504
Kyocera Corp.	2,600	154,685
Lasertec Corp.	300	17,212
Murata Manufacturing Co. Ltd.	5,300	222,645
NEC Corp.	2,200	94,305
Nihon Unisys Ltd.	500	16,181
Nomura Research Institute Ltd.	3,100	61,711
NS Solutions Corp.	300	10,033
NTT Data Corp.	4,500	58,123
Obic Co. Ltd.	600	68,680
Omron Corp.	1,700	84,243
Oracle Corp.	300	25,861
Otsuka Corp.	900	33,450
Renesas Electronics Corp.*	7,900	49,419
SCREEN Holdings Co. Ltd.	300	17,241
SCSK Corp.	400	19,747
Seiko Epson Corp.	2,100	27,955
Shimadzu Corp.	2,200	54,759
SUMCO Corp.	2,000	24,815
Taiyo Yuden Co. Ltd.	700	13,183
TDK Corp.	900	71,732
TIS, Inc.	600	35,216
Tokyo Electron Ltd.	1,100	196,952
Tokyo Seimitsu Co. Ltd.	300	7,973
Toshiba TEC Corp.	200	5,813
Trend Micro, Inc.	700	33,963
Ulvac, Inc.(a)	300	12,224
Yaskawa Electric Corp.	1,900	63,903
Yokogawa Electric Corp.	1,600	29,092

		2,909,278

Materials - 5.8%
Air Water, Inc.	1,200	20,406
Asahi Kasei Corp.	11,500	104,139
Daicel Corp.	2,400	18,563
Denka Co. Ltd.	700	18,274
DIC Corp.	700	18,518
Dowa Holdings Co. Ltd.	400	12,813
Hitachi Chemical Co. Ltd.	800	25,023
Hitachi Metals Ltd.	1,600	17,244
JFE Holdings, Inc.	4,600	53,890
JSR Corp.	1,600	26,198
Kansai Paint Co. Ltd.	1,700	35,411
Kuraray Co. Ltd.	2,800	31,971
Mitsubishi Chemical Holdings Corp.	10,900	74,881
Mitsubishi Gas Chemical Co., Inc.	1,400	16,856
Mitsui Chemicals, Inc.	1,400	29,954
Nippon Light Metal Holdings Co. Ltd.	4,500	7,801
Nippon Paint Holdings Co. Ltd.	1,300	61,605
Nippon Steel Corp.	7,600	106,398
Nissan Chemical Corp.	1,000	42,348
Nitto Denko Corp.	1,200	55,916
NOF Corp.	700	22,719
Oji Holdings Corp.	6,800	31,711
Shin-Etsu Chemical Co. Ltd.	2,900	292,746
Showa Denko KK	1,200	30,999
Sumitomo Chemical Co. Ltd.	12,800	56,074
Sumitomo Metal Mining Co. Ltd.	2,300	64,821
Taiheiyo Cement Corp.	1,000	25,267
Taiyo Nippon Sanso Corp.	1,400	27,777
Teijin Ltd.	1,200	21,593
Tokai Carbon Co. Ltd.	1,700	16,288
Tokuyama Corp.	500	10,556
Toray Industries, Inc.	12,700	90,645

[815182.PARTF]208

Tosoh Corp.	2,500	32,126
Ube Industries Ltd.	900	17,246

		1,518,777

Real Estate - 3.8%
Aeon Mall Co. Ltd.	900	14,168
Daito Trust Construction Co. Ltd.	700	90,216
Daiwa House Industry Co. Ltd.	5,100	160,094
Hulic Co. Ltd.	3,400	32,480
Ichigo, Inc.	2,100	8,468
Mitsubishi Estate Co. Ltd.	11,500	220,369
Mitsui Fudosan Co. Ltd.	8,800	211,077
Nomura Real Estate Holdings, Inc.	1,100	23,338
Open House Co. Ltd.	300	13,637
Relo Group, Inc.	900	22,817
Sumitomo Realty & Development Co. Ltd.	3,600	135,494
Tokyo Tatemono Co. Ltd.	1,600	20,877
Tokyu Fudosan Holdings Corp.	4,600	28,559

		981,594

Utilities - 1.5%
Chubu Electric Power Co., Inc.	5,100	75,266
Electric Power Development Co. Ltd.	1,200	27,834
Kansai Electric Power Co., Inc.	6,800	82,802
Kyushu Electric Power Co., Inc.	3,300	32,613
Osaka Gas Co. Ltd.	3,200	57,340
Tohoku Electric Power Co., Inc.	3,700	37,019
Tokyo Gas Co. Ltd.	3,300	83,491

		396,365

TOTAL COMMON STOCKS
(Cost $28,283,237)		26,179,610

SECURITIES LENDING COLLATERAL - 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04%(b)(c)
(Cost $163,724)	163,724	163,724

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.09%(b)
(Cost $4,143)	4,143	4,143

TOTAL INVESTMENTS - 100.5%
(Cost $28,451,104)		$26,347,477
Other assets and liabilities, net - (0.5%)		(130,906)

NET ASSETS - 100.0%		$26,216,571

[815182.PARTF]209

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
SECURITIES LENDING COLLATERAL — 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04%(b)(c)
90,435	73,289	(d)	—	—	—	567	—	163,724	163,724
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.09%(b)
2,441	436,710		(435,008)	—	—	210	—	4,143	4,143

92,876	509,999		(435,008)	—	—	777	—	167,867	167,867

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2019 amounted to $435,614, which is 1.7% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $312,068.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2019.

At August 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(e)
JPX-Nikkei 400 Index Futures	JPY	1	$12,718	$12,695	9/12/2019	$(306)

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2019.

[815182.PARTF]210

Currency Abbreviations

JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(f)	$26,179,610	$—	$—	$26,179,610
Short-Term Investments(f)	167,867	—	—	167,867

TOTAL	$26,347,477	$—	$—	$26,347,477

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(g)
Futures Contracts	$(306)	$—	$—	$(306)

TOTAL	$(306)	$—	$—	$(306)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

[815182.PARTF]211

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Latin America Pacific Alliance ETF

August 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 93.5%
Canada - 0.4%
Canacol Energy Ltd.*	1,634	$5,890
Pan American Silver Corp.	161	2,973
Trevali Mining Corp.*	7,340	1,022

		9,885

Chile - 19.4%
AES Gener SA	23,861	5,121
Aguas Andinas SA, Class A	21,611	11,924
Banco de Chile	384,375	54,916
Banco de Credito e Inversiones SA	422	26,686
Banco Santander Chile	557,144	39,916
Besalco SA	3,366	2,250
CAP SA	552	4,479
Cencosud SA	12,259	18,401
Cia Cervecerias Unidas SA	1,258	14,319
Cia Sud Americana de Vapores SA*	102,780	3,357
Colbun SA	65,848	11,760
Empresa Nacional de Telecomunicaciones SA*	1,283	11,205
Empresas CMPC SA	9,541	22,078
Empresas COPEC SA	3,698	33,412
Enel Americas SA	344,801	56,642
Enel Chile SA	232,961	20,145
Engie Energia Chile SA	4,276	7,327
Forus SA	816	1,588
Grupo Security SA	9,491	3,229
Inversiones Aguas Metropolitanas SA	3,524	4,947
Inversiones La Construccion SA	326	4,730
Itau CorpBanca	1,299,585	10,115
Latam Airlines Group SA	2,584	21,763
Parque Arauco SA	4,859	13,628
Ripley Corp. SA	7,210	5,010
SACI Falabella	6,899	38,832
Salfacorp SA	3,351	2,939
SMU SA	21,177	4,845
SONDA SA	4,143	4,860
Vina Concha y Toro SA	3,016	5,856

		466,280

Colombia - 9.2%
Almacenes Exito SA	1,907	9,788
Banco de Bogota SA	266	5,514
Bancolombia SA	2,484	28,706
Bolsa de Valores de Colombia	457	1,600
Celsia SA ESP	5,522	6,917
Cementos Argos SA	5,210	11,683
CEMEX Latam Holdings SA*	1,998	2,564
Constructora Conconcreto SA*	3,266	484
Corp. Financiera Colombiana SA*	920	7,064
Ecopetrol SA	53,985	43,188
Empresa de Telecomunicaciones de Bogota*	5,376	367
Grupo Argos SA	3,149	16,549
Grupo de Inversiones Suramericana SA	2,533	24,775
Grupo Energia Bogota SA ESP	29,618	18,290
Grupo Nutresa SA	2,240	16,900
Interconexion Electrica SA ESP	4,856	25,776
Mineros SA	1,054	954
Tecnoglass, Inc.	170	1,219

		222,338

Mexico - 51.6%
Alfa SAB de CV, Class A	25,193	21,493
Alsea SAB de CV*	4,578	9,750
America Movil SAB de CV, Series L	277,042	202,392
Arca Continental SAB de CV	3,661	19,158
Banco del Bajio SA, 144A	5,680	9,482
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	15,177	19,263
Bolsa Mexicana de Valores SAB de CV	3,541	6,506
Cemex SAB de CV, Series CPO	125,546	46,734
Coca-Cola Femsa SAB de CV	4,337	25,624
Concentradora Fibra Danhos SA de CV REIT	2,278	3,021
Concentradora Fibra Hotelera Mexicana SA de CV REIT, 144A	6,896	3,028
Concentradora Hipotecaria SAPI de CV REIT	3,639	3,355
Consorcio ARA SAB de CV	5,450	1,021
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	5,045	4,465
Corp. Inmobiliaria Vesta SAB de CV	4,740	7,285
Credito Real SAB de CV SOFOM ER	1,715	1,900
El Puerto de Liverpool SAB de CV, Class C1	1,490	7,720
Fibra Uno Administracion SA de CV REIT	25,650	35,394
Fomento Economico Mexicano SAB de CV	16,041	146,308
Genomma Lab Internacional SAB de CV, Class B*	5,419	4,534
Gentera SAB de CV	8,951	6,691
Gruma SAB de CV, Class B	1,681	15,636
Grupo Aeromexico SAB de CV*	2,316	1,761
Grupo Aeroportuario del Centro Norte SAB de CV	2,747	16,119

[815182.PARTF]212

Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,951	28,117
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,715	25,199
Grupo Bimbo SAB de CV, Series A	13,604	23,775
Grupo Carso SAB de CV, Series A1	3,630	10,428
Grupo Cementos de Chihuahua SAB de CV	1,440	7,534
Grupo Comercial Chedraui SA de CV	2,425	3,392
Grupo Financiero Banorte SAB de CV, Class O	21,400	114,981
Grupo Financiero Inbursa SAB de CV, Class O	19,353	23,888
Grupo GICSA SAB de CV*	3,386	820
Grupo Herdez SAB de CV	1,766	3,677
Grupo Mexico SAB de CV, Series B	28,830	66,317
Grupo Rotoplas SAB de CV*	1,262	853
Grupo Televisa SAB, Series CPO	19,842	35,042
Hoteles City Express SAB de CV*	3,136	2,730
Industrias Bachoco SAB de CV, Series B	1,432	6,540
Industrias Penoles SAB de CV	1,107	13,274
Infraestructura Energetica Nova SAB de CV*	4,481	18,829
Kimberly-Clark de Mexico SAB de CV, Class A*	12,545	25,619
La Comer SAB de CV*	3,708	4,472
Macquarie Mexico Real Estate Management SA de CV REIT, 144A	6,308	7,610
Megacable Holdings SAB de CV, Series CPO	2,485	10,132
Mexichem SAB de CV	8,843	16,195
PLA Administradora Industrial S de RL de CV REIT	6,260	9,034
Prologis Property Mexico SA de CV REIT	3,021	5,894
Promotora y Operadora de Infraestructura SAB de CV	1,916	16,020
Qualitas Controladora SAB de CV	1,445	4,858
Regional SAB de CV	1,822	8,243
Telesites SAB de CV*	11,140	6,950
TV Azteca SAB de CV, Series CPO	8,020	444
Unifin Financiera SAB de CV SOFOM ENR	772	1,363
Wal-Mart de Mexico SAB de CV	43,115	121,886

		1,242,756

Peru - 12.9%
Alicorp SAA	7,120	19,923
Banco BBVA Peru SA	4,909	4,699
Bolsa de Valores de Lima SAA, Class A	1,348	1,032
Casa Grande SAA	388	361
Cementos Pacasmayo SAA	2,444	4,139
Cia de Minas Buenaventura SAA, ADR	2,282	34,778
Credicorp Ltd.	723	149,748
Enel Distribucion Peru SAA	1,464	2,794
Ferreycorp SAA	11,022	6,655
Grana y Montero SAA*	5,526	2,718
Hochschild Mining PLC	2,715	7,248
InRetail Peru Corp., 144A	320	12,112
Intercorp Financial Services, Inc.	319	12,441
Luz del Sur SAA	1,114	4,922
Minsur SA	11,002	4,699
Nexa Resources Atacocha SAA, Class B*	3,190	167
Refineria La Pampilla SAA Relapasa*	18,032	574
Sociedad Minera Cerro Verde SAA	240	4,560
Southern Copper Corp.(a)	901	28,472
Union Andina de Cementos SAA	6,135	4,193
Volcan Cia Minera SAA*	25,862	3,420

		309,655

TOTAL COMMON STOCKS
(Cost $2,322,882)		2,250,914

PREFERRED STOCKS - 6.3%
Chile - 1.4%
Embotelladora Andina SA, Class B	3,043	9,432
Sociedad Quimica y Minera de Chile SA, Class B	973	24,071

		33,503

Colombia - 4.8%
Banco Davivienda SA	1,097	13,337
Bancolombia SA	4,976	62,095
Cementos Argos SA	2,412	4,507
Grupo Argos SA	2,275	9,233
Grupo Aval Acciones y Valores SA	42,300	15,870
Grupo de Inversiones Suramericana SA	1,288	11,628

		116,670

Panama - 0.1%
Avianca Holdings SA	3,864	1,252

TOTAL PREFERRED STOCKS
(Cost $150,618)		151,425

[815182.PARTF]213

RIGHTS - 0.1%
Canada - 0.1%
Pan American Silver Corp. CVR*,(b)
(Cost $0)	1,874	1,718

TOTAL INVESTMENTS - 99.9%
(Cost $2,473,500)		$2,404,057
Other assets and liabilities, net - 0.1%		2,484

NET ASSETS - 100.0%		$2,406,541

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04%(c)(d)
1,320	—	1,320(e)	—	—	6	—	—	—
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.09%(c)
4,441	45,392	49,833	—	—	22	—	—	—

5,761	45,392	51,153	—	—	28	—	—	—

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2019 amounted to $27,018, which is 1.1% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $27,178.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2019.

[815182.PARTF]214

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
CVR:	Contingent Value Rights
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2019 the Xtrackers MSCI Latin America Pacific Alliance ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$678,632	28.2%
Consumer Staples	508,024	21.1
Materials	344,780	14.4
Communication Services	266,533	11.1
Utilities	195,393	8.1
Industrials	165,873	6.8
Real Estate	85,712	3.6
Energy	83,064	3.5
Consumer Discretionary	66,652	2.8
Information Technology	4,860	0.2
Health Care	4,534	0.2

Total	$2,404,057	100.0%

[815182.PARTF]215

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(f)	$2,250,914	$—	$—	$2,250,914
Preferred Stocks(f)	151,425	—	—	151,425
Rights	—	—	1,718	1,718

TOTAL	$2,402,339	$—	$1,718	$2,404,057

(f)	See Schedule of Investments for additional detailed categorizations.